     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 2011

                                                             FILE NO. 333-148816

                                                                       811-07273

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                               / /
POST-EFFECTIVE AMENDMENT NO. 8                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 66                                          /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

     INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY
                            ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2011 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on             , 2009 pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 2, 2011. However, it will also be distributed to owners who purchase their policy before May 2, 2011.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 2, 2011. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

HARTFORD LEADERS VUL LIBERTY

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:

HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VL II OR

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II
P.O. BOX 2999
HARTFORD, CT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED: MAY 2, 2011


                                                             [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you purchase Series
II of the Hartford Leaders VUL Liberty insurance policy (policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to your policy to identify which policy you own. Please read it carefully before you purchase your variable life insurance policy. Some policy features may not be available in some states.

Hartford Leaders VUL Liberty is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of your Policy for the name of the issuing company. The issuing company referred to in this prospectus as the Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable life insurance policy. It is:

X Flexible premium, because generally, you may decide when to make premium payments and in what amounts.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.

The Policy offers a variety of Sub-Accounts. Each Sub-Account, in turn, invests in one of the following Underlying Funds.


AIM VARIABLE INSURNACE FUNDS



  Invesco V.I. Balanced Risk Allocation Fund -- Series I
  Invesco V.I. Core Equity Fund -- Series I
  Invesco V.I. Global Real Estate Fund -- Series I
  Invesco V.I. International Growth Fund -- Series I
  Invesco V.I. Mid Cap Core Equity Fund -- Series I
  Invesco V.I. Small Cap Equity Fund -- Series I



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.



  AllianceBernstein VPS Balanced Wealth Strategy Portfolio -- Class B AllianceBernstein VPS International Value Portfolio -- Class B AllianceBernstein VPS Real Estate Investment Portfolio -- Class B AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class B



AMERICAN FUNDS INSURANCE SERIES



  American Funds Asset Allocation Fund -- Class 2
  American Funds Blue Chip Income and Growth Fund -- Class 2
  American Funds Bond Fund -- Class 2
  American Funds Global Bond Fund -- Class 2
  American Funds Global Growth and Income Fund -- Class 2
  American Funds Global Growth Fund -- Class 2
  American Funds Global Small Capitalization Fund -- Class 2
  American Funds Growth Fund -- Class 2
  American Funds Growth-Income Fund -- Class 2
  American Funds International Fund -- Class 2
  American Funds New World Fund -- Class 2



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS



  Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2 Fidelity(R) VIP Freedom 2010 Portfolio -- Service Class 2 Fidelity(R) VIP Freedom 2020 Portfolio -- Service Class 2 Fidelity(R) VIP Freedom 2030 Portfolio -- Service Class 2 Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2 Fidelity(R) VIP Strategic Income Portfolio -- Service Class 2



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



  Franklin Flex Cap Growth Securities Fund -- Class 2
  Franklin Income Securities Fund -- Class 2
  Franklin Rising Dividends Securities Fund -- Class 2
  Franklin Small Cap Value Securities Fund -- Class 2
  Franklin Small-Mid Cap Growth Securities Fund -- Class 2
  Franklin Strategic Income Securities Fund -- Class 1
  Mutual Global Discovery Securities Fund -- Class 2
  Mutual Shares Securities Fund -- Class 2
  Templeton Developing Markets Securities Fund -- Class 1
  Templeton Foreign Securities Fund -- Class 2
  Templeton Global Bond Securities Fund -- Class 2
  Templeton Growth Securities Fund -- Class 2



HARTFORD HLS SERIES FUND II, INC.



  Hartford Growth Opportunities HLS Fund -- Class IA
  Hartford U.S. Government Securities HLS Fund -- Class IA

HARTFORD SERIES FUND, INC.



  Hartford Capital Appreciation HLS Fund -- Class IA
  Hartford Disciplined Equity HLS Fund -- Class IA
  Hartford Dividend and Growth HLS Fund -- Class IA
  Hartford Global Growth HLS Fund -- Class IA
  Hartford Global Research HLS Fund -- Class IA
  Hartford Growth HLS Fund -- Class IA
  Hartford High Yield HLS Fund -- Class IA
  Hartford Index HLS Fund -- Class IA
  Hartford International Opportunities HLS Fund -- Class IA
  Hartford Money Market HLS Fund -- Class IA
  Hartford Small Company HLS Fund -- Class IA
  Hartford Total Return Bond HLS Fund -- Class IA
  Hartford Value HLS Fund -- Class IA



LORD ABBETT SERIES FUND, INC.



  Lord Abbett Bond-Debenture Portfolio -- Class VC
  Lord Abbett Fundamental Equity Portfolio -- Class VC
  Lord Abbett Growth and Income Portfolio -- Class VC



MFS(R) VARIABLE INSURANCE TRUST



  MFS(R) Growth Series -- Initial Class
  MFS(R) Investors Trust Series -- Initial Class
  MFS(R) Research Bond Series -- Initial Class
  MFS(R) Total Return Series -- Initial Class
  MFS(R) Value Series -- Initial Class



PUTNAM VARIABLE TRUST



  Putnam VT Equity Income Fund -- Class IB
  Putnam VT Investors Fund -- Class IB
  Putnam VT Voyager Fund -- Class IB


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

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TABLE OF CONTENTS


                                                                           PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  4
FEE TABLES                                                                     6
  Hartford Life Insurance Company                                              6
  Harford Life and Annuity Insurance Company                                   9
ABOUT US                                                                      17
  The Companies                                                               17
  The Separate Accounts                                                       17
  The Funds                                                                   17
  The Fixed Account                                                           23
CHARGES AND DEDUCTIONS                                                        23
YOUR POLICY                                                                   25
PREMIUMS                                                                      41
DEATH BENEFITS AND POLICY VALUES                                              43
MAKING WITHDRAWALS FROM YOUR POLICY                                           45
LOANS                                                                         45
LAPSE AND REINSTATEMENT                                                       46
FEDERAL TAX CONSIDERATIONS                                                    46
LEGAL PROCEEDINGS                                                             52
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        53
ILLUSTRATIONS OF POLICY BENEFITS                                              53
FINANCIAL INFORMATION                                                         53
GLOSSARY OF SPECIAL TERMS                                                     54
APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT
VALUES AND CASH SURRENDER VALUES                                              56
WHERE YOU CAN FIND MORE INFORMATION                                           61

4

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.

BENEFITS OF YOUR POLICY

POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. The Insured is the person whose life is insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D. Your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values.

-   OPTION A (LEVEL OPTION): The death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION): The death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below).

LOANS -- You may use this policy as collateral to obtain a loan from Us.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RIDERS -- You may add additional benefits to your Policy by selecting from a variety of Riders. Additional charges may apply for some Riders and may be subject to underwriting approval.

ILLUSTRATIONS -- You will receive personalized illustrations in connection with the purchase of the Policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of termination, and the charges and deductions under the Policy. They will also help you to compare this Policy to other life insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value. We have included an example of such an illustration as Appendix A to this prospectus.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment

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performance of the Sub-Accounts (particularly with policies with lower Account
Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Using your policy as collateral to obtain a loan from Us may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Federal Tax Considerations." There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee provided by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

6

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FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end sales load  When you pay premium.                     Maximum Charge
                                                                5.75% of premium.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of premium tax charge is generally between 0%
                                                                and 4%.
                                                                This rate will change if your state or municipality changes its premium tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  If you surrender your policy:             Minimum Charge
                      - During the first 9 policy years;        $3.00 per $1,000 of initial Face Amount for a 1 year-old female.
                      - Within 9 policy years of an             Maximum Charge
                      unscheduled increase in your Face         $38.95 per $1,000 of initial Face Amount for a 65-year-old male non-
                      Amount; or                                nicotine.
                      - Within 9 policy years of an increase    Charge for a representative insured
                      in your Face Amount under the Cost of     $10.04 per $1,000 of initial Face Amount for a 38-year-old male
                      Living Adjustment Rider, if elected.      preferred plus non-nicotine.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.*

*   Not currently being assessed.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (FOR                                                    $0.015 per $1,000 of the net amount at risk for a 5 year-old-female
POLICIES ISSUED ON                                              in the first policy year.
OR AFTER JANUARY 1,                                             Maximum Charge
2009) (1)                                                       $9.7142 per $1,000 of the net amount at risk for a 85 year-old-male in the first policy year.
                                                                Charge for a Representative Insured
                                                                $0.19296 per $1,000 of the net amount at risk for a 38 year-old-male preferred plus non-nicotine in the first policy year.
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (POLICIES                                               $0.056667 per $1,000 of the net amount at risk for a 10 year-old
ISSUED PRIOR TO                                                 female in the first year.
JANUARY 1, 2009) (1)                                            Maximum Charge
                                                                $12.745833 per $1,000 of the net amount at risk for an 85-year-old male in the first year.
                                                                Charge for a representative insured
                                                                $0.19296 per $1,000 of the net amount at risk for a 38-year-old male preferred plus non-nicotine in the first year.
Mortality and         Monthly.                                  Maximum Charge:
Expense Risk Charge                                             Policy Years 1-10 0.65% of Account Value per year, charged monthly
(2)                                                             at a rate of 0.0541%
                                                                Policy Years 11-20 0.40% of Account Value per year, charged monthly at a rate of 0.0333%
                                                                Policy Years 21+ 0.25% of Account Value per year, charged monthly at a rate of 0.0208%
Administrative        Monthly.                                  Maximum Charge: $10 per month.
Charge


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                                                                           7

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
       CHARGE                       WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Monthly per $1,000    Monthly for the first 10 policy years.               Minimum Charge
Charge (1)(3)                                                              $3.00 per $1,000 of initial Face Amount (deducted
                                                                           on a monthly basis at a rate of $0.25 per month)
                                                                           during the first policy year for 10 year old male.
                                                                           Maximum Charge
                                                                           $36.00 per $1,000 of initial Face Amount (deducted
                                                                           on a monthly basis at a rate of $3.00 per month)
                                                                           during the first policy year for 75-year-old male
                                                                           Charge for a representative insured
                                                                           $3.6756 per $1,000 of initial Face Amount (deducted
                                                                           on a monthly basis at a rate of $0.3063 per month)
                                                                           during the first policy year for a 38-year-old male
                                                                           preferred plus non-nicotine
Loan Interest Rate    Monthly if you have taken a loan on your policy.     Maximum Charge: 5% annually
Deduction Amount      Monthly.                                             Minimum Charge
Waiver Rider (4)                                                           6.9% of the monthly deduction amount for a
                                                                           10-year-old male in the first policy year.
                                                                           Maximum Charge
                                                                           33.3% of the monthly deduction amount for a
                                                                           55-year-old female in the first policy year.
                                                                           Charge for a representative insured
                                                                           9.2% of the monthly deduction amount for a
                                                                           38-year-old male in the first policy year.
Waiver of Specified   Monthly.                                             Minimum Charge
Amount Disability                                                          $0.04 per $1 of specified amount for a 20-year-old
Benefit Rider                                                              male in policy year 1.
                                                                           Maximum Charge
                                                                           $0.107 per $1 of specified amount for a 59-year-old
                                                                           female in policy year 1.
                                                                           Charge for a representative insured
                                                                           $0.04 per $100 of specified amount for a
                                                                           38-year-old male in policy year 1.
Accidental Death      Monthly.                                             Minimum Charge
Benefit Rider (4)                                                          $0.083 per $1,000 of the net amount at risk for a
                                                                           10-year-old in the first policy year.
                                                                           Maximum Charge
                                                                           $0.18 per $1,000 of the net amount at risk for a
                                                                           60-year-old in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.093 per $1,000 of the net amount at risk for a
                                                                           38-year-old in the first policy year.
Term Insurance Rider  Monthly.                                             Minimum Charge
(4)                                                                        $0.015 per $1,000 of the net amount at risk for a
                                                                           5-year-old female in the first policy year.
                                                                           Maximum Charge
                                                                           $9.7142 per $1,000 of the net amount at risk for an
                                                                           85-year-old male smoker in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.016 per $1,000 of the net amount at risk for a
                                                                           38-year-old male preferred plus non-nicotine in the
                                                                           first policy year.
Child Insurance       Monthly.                                             The fee is $0.50 per $1,000 of coverage for all
Rider                                                                      children.
Overloan Protection   If you elect this rider, the charge is deducted      Maximum Charge: 7% of Account Value
Rider                 from Account Value when you exercise the rider
                      benefit.
LifeAccess            Monthly.                                             Minimum Charge
Accelerated Benefit                                                        $0.013624 per $1,000 of the benefit net amount at
Rider                                                                      risk for a 55 year-old male preferred plus
                                                                           non-nicotine in the first policy year.
                                                                           Maximum Charge
                                                                           $0.031128 per $1,000 of the benefit net amount at
                                                                           risk for an 80 year-old female standard nicotine in
                                                                           the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.019068 per $1,000 of the benefit net amount at
                                                                           risk for a 38 year-old male preferred plus
                                                                           non-nicotine in the first policy year.
Accelerated Death     When you exercise the benefit.                       Maximum Charge: $300
Benefit Rider for
Terminal Illnesses
(5)

8

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
       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum    Monthly.                                  Maximum Charge:
Accumulation Benefit                                            0.90% of Separate Account Value per year during the GMAB Period
Rider (GMAB)
Guaranteed Paid-Up    Monthly.                                  Maximum Charge:
Death Benefit Rider                                             0.75% of Separate Account Value per year during the Rider Period
(GMDB)
DisabilityAccess      Monthly.                                  Minimum Charge
Rider -- Monthly                                                $0.766 per $100 of monthly benefit for an 18 year-old-male,
Charge (6)                                                      non-nicotine.
                                                                Maximum Charge
                                                                $6.701 per $100 of the monthly benefit for a 60 year-old-male nicotine.
                                                                Charge for a Representative Insured
                                                                $1.406 per $100 of the monthly benefit for a 38 year-old-male, non-
                                                                nicotine.
DisabilityAccess      Monthly for the first twelve Monthly      Maximum Charge: $10.00
Rider -- FIRST YEAR   Activity Dates following the Rider Issue
MONTHLY RIDER ISSUE   Date
FEE

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The current mortality and expense risk charge is 0.65% per policy year during policy years 1-10, and 0% per year thereafter.

(3)  Currently, this charge is only being charged for 5 policy years.

(4) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

(5)  There is a one time charge for this rider when benefit is exercised.

(6) This Rider can be continued each year until the Rider Termination Date stated in the policy (this is generally known as "guaranteed renewable."). The Rider Termination Date is the Policy anniversary date closest to the insured's 65th birthday. This means that we can't cancel the Rider as long as the Policy remains in effect, charges for the Rider are paid and the terms of the Rider are followed. However, as with most guaranteed renewable insurance coverage, we have the right to change (increase) the Monthly Rider Charge at anytime, subject to the approval of state insurance departments (where required). We will provide you notice of any change in the Monthly Rider Charge. The charges shown here (including the Maximum Charge) are representative of our current charges and may be higher in the future.

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FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     Maximum Charge
                                                                5.75% of premium. In Oregon, the maximum is 7.75%.
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  If you surrender your policy:             Minimum Charge
                      - During the first 9 policy years;        $3.00 per $1,000 of the initial Face Amount for a 1-year-old female.
                      - Within 9 policy years of an             Maximum Charge
                      unscheduled increase in your Face         $45.00 per $1,000 of the initial Face Amount for a 65-year-old male
                      Amount; or                                non- nicotine.
                      - Within 9 policy years of an increase    Charge for representative insured
                      in your Face Amount under the Cost of     $12.12 per $1,000 of the initial Face Amount for a 41-year-old male
                      Living Adjustment Rider, if elected.      preferred plus non-nicotine.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.*

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

*   Not currently being assessed.

10

-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (FOR                                                    $0.015 per $1,000 of the net amount at risk for a 5 year-old-female
POLICIES ISSUED ON                                              in the first policy year.
OR AFTER JANUARY 1,                                             Maximum Charge
2009) (1)                                                       $9.7142 per $1,000 of the net amount at risk for a 85 year-old-male in the first policy year.
                                                                Charge for a Representative Insured
                                                                $0.22936 per $1,000 of the net amount at risk for a 41 year-old-male preferred plus non-nicotine in the first policy year.
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (POLICIES                                               $0.056667 per $1,000 of the net amount at risk for a 10-year-old
ISSUED PRIOR TO                                                 female in the first policy year.
JANUARY 1, 2009) (1)                                            Maximum Charge
                                                                $12.745833 per $1,000 of the net amount at risk for an 85-year-old male in the first policy year.
                                                                Charge for a representative insured
                                                                $0.22936 per $1,000 of the net amount at risk for a 41-year-old male preferred plus non-nicotine in the first policy year.
Mortality and         Monthly.                                  Maximum Charge:
Expense Risk Charge                                             Policy Years 1-10 0.65% of Account Value per year, charged monthly
(2)                                                             at a rate of 0.0541%
                                                                Policy Years 11-20 0.40% of Account Value per year, charged monthly at a rate of 0.0333%
                                                                Policy Years 21+ 0.25% of Account Value per year, charged monthly at a rate of 0.0208%
Administrative        Monthly.                                  Maximum Charge: $10
Charge
Monthly per $1,000    Monthly for the first 10 policy years.    Minimum Charge
Charge (1)(3)                                                   $3.00 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.25 per month) during the first policy year for a
                                                                25-year-old male standard non-nicotine.
                                                                Maximum Charge
                                                                $36.00 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $3.00 per month) during the first policy year for
                                                                75-year-old male standard nicotine.
                                                                Charge for a representative insured
                                                                $4.3512 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.3626 per month) during the first policy year for a 41-year-old male preferred plus non-nicotine.
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 5.0% annually policy.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The current mortality and expense risk charge for policy years 1 - 10 is equal to 0.65% per policy year and 0% per year thereafter.

(3)  Currently, this charge is only being charged for 5 policy years.

-------------------------------------------------------------------------------

   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Deduction Amount      Monthly.                                             Minimum Charge
Waiver Rider (1)                                                           6.9% of the monthly deduction amount for a
                                                                           10-year-old male in the first policy year.
                                                                           Maximum Charge
                                                                           33.3% of the monthly deduction amount for a
                                                                           55-year-old female in the first policy year.
                                                                           Charge for a representative insured
                                                                           9.2% of the monthly deduction amount for a
                                                                           41-year-old male in the first policy year
Waiver of Specified   Monthly.                                             Minimum Charge
Amount Disability                                                          $0.04 per $1 of specified amount for a 20-year-old
Benefit Rider                                                              male in policy year 1.
                                                                           Maximum Charge
                                                                           $0.107 per $1 of specified amount for a 59-year-old
                                                                           female in policy year 1.
                                                                           Charge for a representative insured
                                                                           $0.042 per $1 of specified amount for a 41-year-old
                                                                           male in policy year 1.
Accidental Death      Monthly.                                             Minimum Charge
Benefit Rider (1)                                                          $0.083 per $1,000 of the net amount at risk for a
                                                                           10-year-old in the first policy year.
                                                                           Maximum Charge
                                                                           $0.18 per $1,000 of the net amount at risk for a
                                                                           60-year-old in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.10 per $1,000 of the net amount at risk for a
                                                                           41-year-old male in the first policy year.
Term Insurance Rider  Monthly.                                             Minimum Charge
(1)                                                                        $0.015 per $1,000 of the net amount at risk for a
                                                                           10-year-old female preferred non-nicotine in the
                                                                           first policy year.
                                                                           Maximum Charge
                                                                           $9.7142 per $1,000 of the net amount at risk for an
                                                                           85-year-old male nicotine in the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.0181 per $1,000 of the net amount at risk for a
                                                                           41-year-old male preferred plus non-nicotine in the
                                                                           first policy year.
Child Insurance       Monthly.                                             The fee is $0.50 per $1,000 of coverage for all
Rider                                                                      children.
Overloan Protection   If you elect this rider, the charge is deducted      Maximum Charge: 7% of Account Value
Rider                 when you exercise the rider benefit.
Accelerated Death     When you exercise the benefit.                       Maximum Charge: $300
Benefit Rider for
Terminal Illnesses
(2)
LifeAccess            Monthly.                                             Minimum Charge
Accelerated Benefit                                                        $0.013624 per $1,000 of the benefit net amount at
Rider                                                                      risk for a 55 year-old male preferred plus
                                                                           non-nicotine in the first policy year.
                                                                           Maximum Charge
                                                                           $0.031128 per $1,000 of the benefit net amount at
                                                                           risk for an 80 year-old female standard nicotine in
                                                                           the first policy year.
                                                                           Charge for a representative insured
                                                                           $0.017906 per $1,000 of the benefit net amount at
                                                                           risk for a 41 year-old male preferred plus
                                                                           non-nicotine in the first policy year.
Guaranteed Minimum    Monthly.                                             Maximum Charge:
Accumulation Benefit                                                       0.90% of Separate Account Value per year during the
Rider (GMAB)                                                               GMAB Period
Guaranteed Paid-Up    Monthly.                                             Maximum Charge:
Death Benefit Rider                                                        0.75% of Separate Account Value per year during the
(GMDB)                                                                     Rider Period

12

-------------------------------------------------------------------------------

   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
DisabilityAccess      Monthly.                                             Minimum Charge
Rider -- Monthly                                                           $0.766 per $100 of monthly benefit for an18
Charge (3)                                                                 year-old-male, non-nicotine.
                                                                           Maximum Charge
                                                                           $6.701 per $100 of the monthly benefit for a 60
                                                                           year-old-male nicotine.
                                                                           Charge for a Representative Insured
                                                                           $1.593 per $100 of the monthly benefit for a 41
                                                                           year-old-male, non-nicotine.
DisabilityAccess      Monthly.for the first twelve Monthly Activity Dates  Maximum Charge: $10.00
Rider -- FIRST YEAR   following the Rider Issue Date
MONTHLY RIDER ISSUE
FEE

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration. See the Term Insurance Rider description in the "Other Benefits" section for information you should consider when evaluating the use of the Term Insurance Rider.

(2)  There is a one time charge for this rider when benefit is exercised.

(3) This Rider can be continued each year until the Rider Termination Date stated in the policy (this is generally known as "guaranteed renewable."). The Rider Termination Date is the Policy anniversary date closest to the insured's 65th birthday. This means that we can't cancel the Rider as long as the Policy remains in effect, charges for the Rider are paid and the terms of the Rider are followed. However, as with most guaranteed renewable insurance coverage, we have the right to change (increase) the Monthly Rider Charge at anytime, subject to the approval of state insurance departments (where required). We will provide you notice of any change in the Monthly Rider Charge. The charges shown here (including the Maximum Charge) are representative of our current charges and may be higher in the future.

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2010.



                                                                MINIMUM            MAXIMUM
-----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               0.34%              1.51%
[expenses that are deducted from underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2010. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                                                             DISTRIBUTION                            ACQUIRED
                                                                AND/OR                                 FUND
                                           MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
SUB-ACCOUNT                                   FEES               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                             0.950%               N/A              0.390%             0.040%
 Invesco V.I. Core Equity Fund --
  Series I                                     0.610%               N/A              0.280%               N/A
 Invesco V.I. Global Real Estate Fund
  -- Series I                                  0.750%               N/A              0.450%               N/A
 Invesco V.I. International Growth
  Fund -- Series I                             0.710%               N/A              0.330%               N/A
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                  0.730%               N/A              0.300%               N/A
 Invesco V.I. Small Cap Equity Fund --
  Series I                                     0.750%               N/A              0.320%               N/A
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio --Class B                 0.550%             0.250%             0.130%               N/A
 AllianceBernstein VPS International
  Value Portfolio --Class B                    0.750%             0.250%             0.100%               N/A
 AllianceBernstein VPS Real Estate
  Investment Portfolio --Class B               0.550%             0.250%             0.330%               N/A
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                    0.750%             0.250%             0.090%               N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                   0.300%             0.250%             0.020%               N/A
 American Funds Blue Chip Income and
  Growth Fund --Class 2                        0.420%             0.250%             0.020%               N/A
 American Funds Bond Fund --Class 2            0.370%             0.250%             0.010%               N/A
 American Funds Global Bond Fund --
  Class 2                                      0.540%             0.250%             0.040%               N/A
 American Funds Global Growth and
  Income Fund -- Class 2                       0.590%             0.250%             0.020%               N/A
 American Funds Global Growth Fund --
  Class 2                                      0.530%             0.250%             0.030%               N/A

                                                               CONTRACTUAL          TOTAL ANNUAL
                                          TOTAL ANNUAL         FEE WAIVER          FUND OPERATING
                                            OPERATING        AND/OR EXPENSE        EXPENSES AFTER
SUB-ACCOUNT                                 EXPENSES          REIMBURSEMENT          FEE WAIVER
--------------------------------------  -------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                             1.380%              0.640%              0.740%      (1)(2)
 Invesco V.I. Core Equity Fund --
  Series I                                     0.890%                N/A               0.890%
 Invesco V.I. Global Real Estate Fund
  -- Series I                                  1.200%                N/A               1.200%      (3)
 Invesco V.I. International Growth
  Fund -- Series I                             1.040%                N/A               1.040%      (4)
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                  1.030%                N/A               1.030%      (3)
 Invesco V.I. Small Cap Equity Fund --
  Series I                                     1.070%                N/A               1.070%      (5)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio --Class B                 0.930%                N/A               0.930%
 AllianceBernstein VPS International
  Value Portfolio --Class B                    1.100%                N/A               1.100%
 AllianceBernstein VPS Real Estate
  Investment Portfolio --Class B               1.130%                N/A               1.130%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                    1.090%                N/A               1.090%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                   0.570%                N/A               0.570%
 American Funds Blue Chip Income and
  Growth Fund --Class 2                        0.690%                N/A               0.690%
 American Funds Bond Fund --Class 2            0.630%                N/A               0.630%
 American Funds Global Bond Fund --
  Class 2                                      0.830%                N/A               0.830%
 American Funds Global Growth and
  Income Fund -- Class 2                       0.860%                N/A               0.860%
 American Funds Global Growth Fund --
  Class 2                                      0.810%                N/A               0.810%

14

-------------------------------------------------------------------------------


                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
SUB-ACCOUNT                                   FEES                FEES              EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
 American Funds Global Small
  Capitalization Fund -- Class 2               0.710%              0.250%              0.040%               N/A
 American Funds Growth Fund -- Class 2         0.320%              0.250%              0.020%               N/A
 American Funds Growth-Income Fund --
  Class 2                                      0.270%              0.250%              0.020%               N/A
 American Funds International Fund --
  Class 2                                      0.490%              0.250%              0.040%               N/A
 American Funds New World Fund --
  Class 2                                      0.740%              0.250%              0.060%               N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
 FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                 0.560%              0.250%              0.090%               N/A
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A               0.250%                N/A              0.570%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A               0.250%                N/A              0.620%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A               0.250%                N/A              0.660%
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                              0.560%              0.250%              0.100%               N/A
 Fidelity(R) VIP Strategic Income
  Portfolio -- Service Class 2                 0.570%              0.250%              0.150%               N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund -- Class 2                              0.650%              0.250%              0.290%             0.010%
 Franklin Income Securities Fund --
  Class 2                                      0.450%              0.250%              0.020%               N/A
 Franklin Rising Dividends Securities
  Fund -- Class 2                              0.620%              0.250%              0.030%             0.010%
 Franklin Small Cap Value Securities
  Fund -- Class 2                              0.510%              0.250%              0.170%             0.010%
 Franklin Small-Mid Cap Growth
  Securities Fund --Class 2                    0.510%              0.250%              0.290%             0.010%
 Franklin Strategic Income Securities
  Fund -- Class 1                              0.340%                N/A               0.250%               N/A
 Mutual Global Discovery Securities
  Fund -- Class 2                              0.800%              0.250%              0.200%               N/A
 Mutual Shares Securities Fund --
  Class 2                                      0.600%              0.250%              0.140%               N/A
 Templeton Developing Markets
  Securities Fund -- Class 1                   1.240%                N/A               0.260%             0.010%
 Templeton Foreign Securities Fund --
  Class 2                                      0.650%              0.250%              0.140%             0.010%
 Templeton Global Bond Securities Fund
  -- Class 2                                   0.460%              0.250%              0.090%               N/A
 Templeton Growth Securities Fund --
  Class 2                                      0.740%              0.250%              0.030%               N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                             0.610%                N/A               0.050%               N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.450%                N/A               0.030%               N/A
HARTFORD SERIES FUND, INC.
 Hartford Capital Appreciation HLS
  Fund -- Class IA                             0.630%                N/A               0.040%               N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.700%                N/A               0.050%               N/A

                                                                CONTRACTUAL           TOTAL ANNUAL
                                          TOTAL ANNUAL       FEE WAIVER AND/OR       FUND OPERATING
                                            OPERATING             EXPENSE            EXPENSES AFTER
SUB-ACCOUNT                                 EXPENSES           REIMBURSEMENT           FEE WAIVER
--------------------------------------  ---------------------------------------------------------------
 American Funds Global Small
  Capitalization Fund -- Class 2               1.000%                 N/A                1.000%
 American Funds Growth Fund -- Class 2         0.590%                 N/A                0.590%
 American Funds Growth-Income Fund --
  Class 2                                      0.540%                 N/A                0.540%
 American Funds International Fund --
  Class 2                                      0.780%                 N/A                0.780%
 American Funds New World Fund --
  Class 2                                      1.050%                 N/A                1.050%
FIDELITY VARIABLE INSURANCE PRODUCTS
 FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                 0.900%                 N/A                0.900%      (6)
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A                  N/A                0.820%      (7)(8)
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A                  N/A                0.870%      (7)(8)
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A                  N/A                0.910%      (7)(8)
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                              0.910%                 N/A                0.910%      (9)
 Fidelity(R) VIP Strategic Income
  Portfolio -- Service Class 2                 0.970%                 N/A                0.970%     (10)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund -- Class 2                              1.200%               0.260%               0.940%     (11)(13)
 Franklin Income Securities Fund --
  Class 2                                      0.720%                 N/A                0.720%     (12)
 Franklin Rising Dividends Securities
  Fund -- Class 2                              0.910%               0.010%               0.900%     (12)(13)
 Franklin Small Cap Value Securities
  Fund -- Class 2                              0.940%               0.010%               0.930%     (13)
 Franklin Small-Mid Cap Growth
  Securities Fund --Class 2                    1.060%               0.010%               1.050%     (13)
 Franklin Strategic Income Securities
  Fund -- Class 1                              0.590%                 N/A                0.590%
 Mutual Global Discovery Securities
  Fund -- Class 2                              1.250%                 N/A                1.250%
 Mutual Shares Securities Fund --
  Class 2                                      0.990%                 N/A                0.990%
 Templeton Developing Markets
  Securities Fund -- Class 1                   1.510%               0.258%               1.253%     (13)
 Templeton Foreign Securities Fund --
  Class 2                                      1.050%               0.010%               1.040%     (13)
 Templeton Global Bond Securities Fund
  -- Class 2                                   0.800%                 N/A                0.800%     (12)
 Templeton Growth Securities Fund --
  Class 2                                      1.020%                 N/A                1.020%     (12)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                             0.660%                 N/A                0.660%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                         0.480%                 N/A                0.480%
HARTFORD SERIES FUND, INC.
 Hartford Capital Appreciation HLS
  Fund -- Class IA                             0.670%                 N/A                0.670%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                  0.750%                 N/A                0.750%

-------------------------------------------------------------------------------


                                                              DISTRIBUTION                             ACQUIRED
                                                                 AND/OR                                  FUND
                                           MANAGEMENT        SERVICE (12B-1)          OTHER            FEES AND
SUB-ACCOUNT                                   FEES                FEES              EXPENSES           EXPENSES
--------------------------------------------------------------------------------------------------------------------
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.640%                N/A               0.040%               N/A
 Hartford Global Growth HLS Fund --
  Class IA                                     0.740%                N/A               0.070%               N/A
 Hartford Global Research HLS Fund --
  Class IA                                     0.900%                N/A               0.110%               N/A
 Hartford Growth HLS Fund --Class IA           0.780%                N/A               0.050%               N/A
 Hartford High Yield HLS Fund -- Class
  IA                                           0.690%                N/A               0.060%               N/A
 Hartford Index HLS Fund --Class IA            0.300%                N/A               0.040%               N/A
 Hartford International Opportunities
  HLS Fund --Class IA                          0.670%                N/A               0.070%               N/A
 Hartford Money Market HLS Fund --
  Class IA                                     0.400%                N/A               0.030%               N/A
 Hartford Small Company HLS Fund --
  Class IA                                     0.690%                N/A               0.040%               N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.460%                N/A               0.040%               N/A
 Hartford Value HLS Fund --Class IA            0.730%                N/A               0.050%               N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                  0.500%                N/A               0.440%               N/A
 Lord Abbett Fundamental Equity
  Portfolio -- Class VC                        0.750%                N/A               0.480%               N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                        0.500%                N/A               0.420%               N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series --Initial Class          0.750%                N/A               0.100%               N/A
 MFS(R) Investors Trust Series --
  Initial Class                                0.750%                N/A               0.080%               N/A
 MFS(R) Research Bond Series --
  Initial Class                                0.500%                N/A               0.090%               N/A
 MFS(R) Total Return Series --Initial
  Class                                        0.750%                N/A               0.060%               N/A
 MFS(R) Value Series -- Initial Class          0.740%                N/A               0.080%               N/A
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund -- Class
  IB                                           0.480%              0.250%              0.170%             0.050%
 Putnam VT Investors Fund --Class IB           0.560%              0.250%              0.170%               N/A
 Putnam VT Voyager Fund --Class IB             0.560%              0.250%              0.160%             0.020%

                                                                CONTRACTUAL           TOTAL ANNUAL
                                          TOTAL ANNUAL       FEE WAIVER AND/OR       FUND OPERATING
                                            OPERATING             EXPENSE            EXPENSES AFTER
SUB-ACCOUNT                                 EXPENSES           REIMBURSEMENT           FEE WAIVER
--------------------------------------  ---------------------------------------------------------------
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                  0.680%                 N/A                0.680%
 Hartford Global Growth HLS Fund --
  Class IA                                     0.810%                 N/A                0.810%
 Hartford Global Research HLS Fund --
  Class IA                                     1.010%                 N/A                1.010%
 Hartford Growth HLS Fund --Class IA           0.830%                 N/A                0.830%
 Hartford High Yield HLS Fund -- Class
  IA                                           0.750%                 N/A                0.750%
 Hartford Index HLS Fund --Class IA            0.340%                 N/A                0.340%
 Hartford International Opportunities
  HLS Fund --Class IA                          0.740%                 N/A                0.740%
 Hartford Money Market HLS Fund --
  Class IA                                     0.430%                 N/A                0.430%
 Hartford Small Company HLS Fund --
  Class IA                                     0.730%                 N/A                0.730%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                  0.500%                 N/A                0.500%
 Hartford Value HLS Fund --Class IA            0.780%                 N/A                0.780%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                  0.940%               0.040%               0.900%     (14)
 Lord Abbett Fundamental Equity
  Portfolio -- Class VC                        1.230%               0.080%               1.150%     (14)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                        0.920%                 N/A                0.920%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series --Initial Class          0.850%                 N/A                0.850%
 MFS(R) Investors Trust Series --
  Initial Class                                0.830%                 N/A                0.830%
 MFS(R) Research Bond Series --
  Initial Class                                0.590%                 N/A                0.590%
 MFS(R) Total Return Series --Initial
  Class                                        0.810%               0.040%               0.770%     (15)
 MFS(R) Value Series -- Initial Class          0.820%                 N/A                0.820%
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund -- Class
  IB                                           0.950%                 N/A                0.950%
 Putnam VT Investors Fund --Class IB           0.980%                 N/A                0.980%
 Putnam VT Voyager Fund --Class IB             0.990%                 N/A                0.990%



NOTES



(1) Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.70% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds (as disclosed above as Acquired Fund Fees and Expenses); and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agreed to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.



(2) "Other Expenses", "Acquired Fund Fees and Expenses" and "Total Annual Operating Expenses" are based on estimated amounts for the current fiscal year.



(3) The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.



(4) The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of

16

-------------------------------------------------------------------------------


     Series I shares to 1.30% of average daily net assets for Invesco V.I. Capital Development Fund, to 0.67% of average daily net assets for Invesco V.I. Dividend Growth Fund, to 0.60% of average daily net assets for Invesco V.I. Government Securities Fund, to 0.80% of average daily net assets for Invesco V.I. High Yield Fund, to 1.11% of average daily net assets for Invesco V.I. International Growth Fund, to 0.37% of average daily net assets for Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, to 0.84% of average daily net assets for Invesco Van Kampen V.I. Capital Growth Fund, to 0.70% of average daily net assets for Invesco Van Kampen Equity and Income Fund, to 1.18% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Value Fund.



(5) The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series I shares to 1.01% of average daily net assets for Invesco V.I. Leisure Fund, to 1.15% of average daily net assets for Invesco V.I. Small Cap Equity Fund, to 1.18% of average daily net assets for Invesco Van Kampen V.I. Growth and Income Fund.



(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.70%. These offsets may be discontinued at any time.



(7) Differs from the ratios of expenses to average net assets in the Fund's prospectus Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.



(8) Fidelity Management & Research Company has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any) as a percentage of their respective average net assets, exceed 0.00%, 0.10% and 0.25% for Initial Class, Service Class, and Service Class 2, respectively.



(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.58%. These offsets may be discontinued at any time.



(10) Fidelity Management & Research or its affiliates agreed to waive certain fees during the period.



(11) The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expenses certain expenses otherwise payable by the Fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees, and acquired fund fees and expenses do not exceed 0.68% for Franklin Flex Cap Growth Securities Fund -- Class 2 and do not exceed 0.65% for Franklin Large Cap Value Securities Fund -- Class 2 (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2012. T



(12) The Fund administration fee is paid indirectly through the management fee.



(13) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012.



(14) For the period May 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of: 0.90% for Lord Abbett Bond-Debenture Portfolio -- Class VC; 0.95% for Lord Abbett Classic Stock Portfolio -- Class VC; and 1.15% for Lord Abbett Fundamental Equity Portfolio -- Class VC and Lord Abbett Capital Structure Portfolio -- Class VC. This agreement may be terminated only upon the approval of the Fund's Board of Directors



(15) Effective May 1, 2011, MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012.

-------------------------------------------------------------------------------

ABOUT US

Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.

THE COMPANIES

HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNTS

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks.

The underlying Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."


Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 INVESCO V.I. BALANCED RISK ALLOCATION   Long-term capital growth                     Invesco Advisers, Inc.
  FUND -- SERIES I
 INVESCO V.I. CORE EQUITY FUND --        Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I
 INVESCO V.I. GLOBAL REAL ESTATE FUND    Total return through growth of capital and   Invesco Advisers, Inc.
  -- SERIES I                            current income                               Invesco Asset Management Limited
 INVESCO V.I. INTERNATIONAL GROWTH FUND  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I
 INVESCO V.I. MID CAP CORE EQUITY FUND   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- SERIES I
 INVESCO V.I. SMALL CAP EQUITY FUND --   Seeks long-term growth of capital            Invesco Advisers, Inc.
  SERIES I

18

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH   Maximize total return consistent with        ABIS -- AllianceBernstein Investor
  STRATEGY PORTFOLIO -- CLASS B          Advisor's determination of reasonable risk   Services, Inc.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Seeks long-term growth of capital            ABIS -- AllianceBernstein Investor
  VALUE PORTFOLIO -- CLASS B                                                          Services, Inc.
 ALLIANCEBERNSTEIN VPS REAL ESTATE       Seeks total return from long-term growth of  ABIS -- AllianceBernstein Investor
  INVESTMENT PORTFOLIO -- CLASS B        capital and income                           Services, Inc.
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP     Seeks long-term growth of capital            ABIS -- AllianceBernstein Investor
  VALUE PORTFOLIO -- CLASS B                                                          Services, Inc.
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND    Seeks high total return, including income    Capital Research and Management Company
  -- CLASS 2                             and capital gains, consistent with the
                                         preservation of capital over the long term
                                         by investing in a diversified portfolio of
                                         common stocks and fixed-income securities.
 AMERICAN FUNDS BLUE CHIP INCOME AND     Seeks to produce income exceeding the        Capital Research and Management Company
  GROWTH FUND -- CLASS 2                 average yield on U.S. stocks generally and
                                         to provide an opportunity for growth of
                                         principal consistent with sound common
                                         stock investing through investments in
                                         quality common stocks.
 AMERICAN FUNDS BOND FUND -- CLASS 2     Seeks a high level of current income as is   Capital Research and Management Company
                                         consistent with preservation of capital by
                                         investing primarily in bonds.
 AMERICAN FUNDS GLOBAL BOND FUND --      Seeks a high level of total return           Capital Research and Management Company
  CLASS 2                                consistent with prudent investment
                                         management by investing primarily in a
                                         global portfolio of investment-grade bonds.
 AMERICAN FUNDS GLOBAL GROWTH AND        Seeks to provide long-term growth of         Capital Research and Management Company
  INCOME FUND -- CLASS 2                 capital with current income by investing in
                                         well-established, companies located around
                                         the world.
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks growth of capital over time by         Capital Research and Management Company
  CLASS 2                                investing primarily in common stocks of
                                         companies located around the world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks growth of capital over time by         Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         investing primarily in stocks of smaller
                                         companies located around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to invest in a wide range of           Capital Research and Management Company
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND --    Seeks capital growth and income over time    Capital Research and Management Company
  CLASS 2                                by investing primarily in U.S. common
                                         stocks or other securities that demonstrate
                                         the potential for capital appreciation
                                         and/or dividends.

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks growth of capital over time by         Capital Research and Management Company
  CLASS 2                                investing primarily in common stocks of
                                         companies located outside the United
                                         States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS  Seeks long-term growth of capital by         Capital Research and Management Company
  2                                      investing primarily in stocks and bonds of
                                         companies with significant exposure to
                                         countries with developing economies and/or
                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY(R) VIP CONTRAFUND(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  PORTFOLIO -- SERVICE CLASS 2                                                        Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- SERVICE CLASS 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY(R) VIP MID CAP PORTFOLIO --    Long-term growth of capital with current     Fidelity Management & Research Company
  SERVICE CLASS 2                        income as a secondary consideration          Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY(R) VIP STRATEGIC INCOME        Seeks a high level of current income. The    Fidelity Investments Money Management
  PORTFOLIO -- SERVICE CLASS 2           fund may also seek capital appreciation
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH SECURITIES     Seeks capital appreciation                   Franklin Advisers, Inc.
  FUND -- CLASS 2
 FRANKLIN INCOME SECURITIES FUND --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  CLASS 2                                prospects for capital appreciation. The
                                         fund normally invests in both equity and
                                         debt securities
 FRANKLIN RISING DIVIDENDS SECURITIES    Seeks long-term capital appreciation with    Franklin Advisory Services, LLC
  FUND -- CLASS 2                        preservation of capital as an important
                                         consideration
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return                 Franklin Advisory Services, LLC
  FUND -- CLASS 2
 FRANKLIN SMALL-MID CAP GROWTH           Seeks long-term capital growth               Franklin Advisers, Inc.
  SECURITIES FUND -- CLASS 2
 FRANKLIN STRATEGIC INCOME SECURITIES    Seeks a high level of current income, with   Franklin Advisers, Inc.
  FUND -- CLASS 1                        capital appreciation over the long term as
                                         a secondary goal

20

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MUTUAL GLOBAL DISCOVERY SECURITIES      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  FUND -- CLASS 2                                                                     Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 TEMPLETON DEVELOPING MARKETS            Seeks long-term capital appreciation         Templeton Asset Management Ltd.
  SECURITIES FUND -- CLASS 1
 TEMPLETON FOREIGN SECURITIES FUND --    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  CLASS 2
 TEMPLETON GLOBAL BOND SECURITIES FUND   Seeks high current income, consistent with   Franklin Advisers, Inc.
  -- CLASS 2                             preservation of capital, with capital
                                         appreciation as a secondary consideration
 TEMPLETON GROWTH SECURITIES FUND --     Seeks long-term capital growth               Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd. and Franklin Templeton Investments
                                                                                      (Asia) Limited
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD U.S. GOVERNMENT SECURITIES     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk
HARTFORD SERIES FUND, INC.
 HARTFORD CAPITAL APPRECIATION HLS FUND  Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Seeks growth of capital                      HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   Seeks a high level of current income         HL Investment Advisors, LLC
  -- CLASS IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL RESEARCH HLS FUND --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA    Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   Seeks high current income with growth of     HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide high current income, and    HL Investment Advisors, LLC
                                         long-term total return                       Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INTERNATIONAL OPPORTUNITIES    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA                               liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALL COMPANY HLS FUND --      Seeks growth of capital                      HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  CLASS IA                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT BOND-DEBENTURE PORTFOLIO    High current income and the opportunity for  Lord, Abbett & Co. LLC
  -- CLASS VC                            capital appreciation to produce a high
                                         total return
 LORD ABBETT FUNDAMENTAL EQUITY          Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC                  without excessive fluctuations in market
                                         value
 LORD ABBETT GROWTH AND INCOME           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC                  without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) GROWTH SERIES -- INITIAL CLASS   Seeks capital appreciation                   MFS Investment Management
 MFS(R) INVESTORS TRUST SERIES --        Seeks capital appreciation                   MFS Investment Management
  INITIAL CLASS
 MFS(R) RESEARCH BOND SERIES -- INITIAL  Total return with an emphasis on high        MFS Investment Management
  CLASS                                  current income, but also considering
                                         capital appreciation
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Seeks total return                           MFS Investment Management
  CLASS
 MFS(R) VALUE SERIES -- INITIAL CLASS    Seeks capital appreciation                   MFS Investment Management
PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IB
 PUTNAM VT INVESTORS FUND -- CLASS IB    Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 PUTNAM VT VOYAGER FUND -- CLASS IB      Capital appreciation                         Putnam Investment Management, LLC


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.


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VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the
Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2010, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, Invesco Advisors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., and Putnam Retail Management Limited Partnership.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2010, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance,

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assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2010, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $5,168,525 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit not more than 3.0%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a front-end sales load from each premium you pay. The current front-end sales load for all premiums is 4.25% in the first 5 policy years and 0.25% in policy years 6 plus. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. We reserve the right to charge a maximum of 5.75%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a front-end sales load from each premium you pay. The current front-end sales load for all premiums is 4.25% in the first 5 policy years and 0.25% in policy years 6 plus. The front-end sales load may be used to cover expenses related to the sale and distribution of the policies. We reserve the right to charge a maximum of 5.75%. In Oregon, the current sales load is 6.25% in the first 5 policy years and 2.25% in policy years 6 plus. The maximum sales load in Oregon is 7.75%.

TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the monthly per $1,000 charge;

-   the mortality and expense risk charge;

-   the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits.

The charge for the cost of insurance is equal to:

-   the cost of insurance rate per $1,000; multiplied by

-   the amount at risk; divided by

-   $1,000

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday for Policies issued before January 1, 2009 and the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday for Policies issued on or after January 1, 2009, (unisex rates may be

24

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required in some states). A table of guaranteed cost of insurance rates per
$1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. The maximum rates that can be charged are on the Policy Specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday for policies issued before January 1, 2009 and the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday for Policies issued on or after January 1, 2009 (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class and whose coverage have been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and death benefit changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We will assess a monthly administrative charge to reimburse us for administrative costs of your policy. The current monthly administrative charge is $7.50 per month for initial face amounts of $100,000 and above. The current charge for initial face amounts below $100,000 is $10 per month. The maximum monthly administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 policy years, the current (the amount we are currently charging) and maximum mortality and expense risk charge is 0.0541% of your Account Value in the Sub-Accounts. After the 10th policy year there is no mortality and expense risk charge on a current basis. During policy years 11 to 20, the maximum rate is 0.0333%. The maximum rate is 0.0208% of your Account Value in the Sub-Accounts in policy years 21 plus.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 policy years, the current (the amount we are currently charging) and maximum mortality and expense risk charge is 0.0541% of your Account Value in the Sub-Accounts. After the 10th policy year there is no mortality and expense risk charge on a current basis. During policy years 11 to 20, the maximum rate is 0.0333%. The maximum rate is 0.0208% of your Account Value in the Sub-Accounts, in policy years 21 plus.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

MONTHLY PER $1,000 CHARGE -- We deduct a charge from your Account Value called the "Monthly Per $1,000 Charge" on each Monthly Activity Date. The Monthly per $1,000 charge compensates us for certain policy administrative and sales expenses and costs we incur in marketing, underwriting and acquiring policy owners. The charge is assessed based on your initial Face Amount and certain subsequent increases in your Face Amount. The charge can be deducted for a period of up to:

- 10 years after you purchase your policy, however, we are only currently charging for 5 years; and

- 10 years after an unscheduled increase in your Face Amount, and each increase under the Cost of Living Adjustment Rider, if elected, however we are only currently charging for 5 years.

The total Monthly Per $1,000 Charge is equal to:

-   the applicable Monthly Per $1,000 rates; multiplied by

-   the applicable Face Amounts; divided by

-   $1,000.

The Monthly Per $1,000 Charge is individualized based on the insured's initial Face Amount, Death Benefit option issue age or age at time of a Face Amount increase, sex and insurance class. The charge is on the Policy Specification pages of the contract. The Monthly Per $1,000 Charge compensates us for expenses incurred in issuing, distributing, and administering the policies.

SURRENDER CHARGE -- Surrender charges will be deducted from your Account Value if you surrender your policy:

-   During the first 9 policy years;

-   Within 9 years of an unscheduled increase in your Face Amount; or

- Within 9 years of an increase in your Face Amount under the Cost of Living Adjustment Rider, if elected.

Surrender Charges are not deducted during the first three policy years if you add the Modification of Cash Surrender Value Endorsement at the time of Purchase.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and

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                                                                          25

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is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The Policy Owner must have an insurable interest on the life of the Insured in order for the policy to be valid under state law and for the Policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.

You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or if the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life policy being considered abandoned property under state law, and remitted to the applicable state.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:

Your free look period begins on the day You get Your Policy and ends ten days after You receive it. If you properly exercise your free look, the Policy will be rescinded and We will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:

Your free look period begins on the day You receive Your Policy and ends ten days after You receive it (or longer in some states). If you properly exercise your free look, the Policy will be rescinded and We will pay you an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account. The state in which the policy is issued determines the free look period. You should refer to your Policy for information.

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26

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REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


OTHER POLICY PROVISIONS



INCONTESTABILITY -- We cannot contest the Policy after it has been in force, during the Insured's lifetime, for two years from its Date of Issue, except for non-payment of premium.



Any increase in the Face Amount for which evidence of insurability was obtained, will be incontestable only after the increase has been in force, during the Insured's lifetime, for two years from the effective date of the increase.



The Policy may not be contested for more than two years after the reinstatement date. Any contest We make after the Policy is reinstated will be limited to material misrepresentations in the evidence of insurability provided to Us in the request for reinstatement. However, the provision will not affect Our right to contest any statement in the original application or a different reinstatement request which was made during the Insured's lifetime from the Date of Issue of the Policy or a subsequent reinstatement date.



SUICIDE EXCLUSION -- If, within two years from the Date of Issue, the Insured dies by suicide, while sane or insane, Our liability will be limited to the premiums paid less Indebtness and less any withdrawals.



If, within two years from the effective date of any increase in the Face Amount for which evidence of insurability was obtained, the Insured dies by suicide, while sane or insane, Our liability with respect to such increase, will be limited to the Cost of Insurance for the increase.


POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or by other authorized representative. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?


A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order at our Designated Address. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment

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option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For Example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.


SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we may send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

UNDERLYING FUND TRADING POLICIES

Generally, you are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things,

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temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy Year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts.

TRANSFERS TO THE FIXED ACCOUNT: ADDITIONAL OPTIONS AVAILABLE TO POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY -- Amounts may be transferred among the Sub-Accounts to the Fixed Account at any time. For policies issued by Hartford Life Insurance Company, there are some additional options regarding the Fixed Account. At any time you may transfer all amounts in the Sub-Accounts to the Fixed Account and apply the Cash Surrender Value to purchase a non-variable paid-up life insurance policy, as long as the policy is

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in effect. A non-variable paid-up life insurance policy is a life insurance policy (that is not variable universal life insurance) where the cash value in the policy will be enough so that no premiums are required to maintain coverage for a certain period of time. You may also transfer amounts in the Sub-Accounts to the Fixed Account if a material change is made in the investment policy of the Separate Account and you object to the change. Lastly, you may transfer amounts in the Sub-Accounts to the Fixed Account during the first 18 months after your policy is issued, if your policy is in effect (Hartford Life Insurance Company Policies Only).

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

ENHANCED RATE DOLLAR COST AVERAGING (EDCA) PROGRAM At times, we may offer an Enhanced Rate DCA Program where you can earn a fixed rate of interest on initial premiums (including 1035 premiums) allocated to a segment of the Fixed Account over a period of 6 Months. Under the 6 Month Program, the initial premium payment (including premiums received in conjunction with a 1035 exchange) will earn a fixed rate (the rate will not change) for 6 months. The 6 month period begins on the monthly activity date after We receive the initial premium and after the free look period has expired. During the 6 month period, you must transfer these amounts into your selected "EDCA Target Investment Options" (excluding the Fixed Account option). You will select your EDCA Target Investment Options when you enroll in the program. The EDCA Target Investment Options may be the same as your premium allocation instructions.

The interest earned under an Enhanced Rate DCA Program may be different from the interest earned on value allocated to the Fixed Account option. The interest rate under the Enhanced Rate DCA Program may also vary depending on when you purchased your Policy and/or enrolled in the program. You may elect to terminate your participation in the Enhanced Rate DCA Program at any time by notifying Us. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the EDCA Target Investment Options unless your notify us with alternative allocation instructions.

Please consult your registered representative to determine which programs are currently available and to obtain the program enrollment documents that contain additional information about the program. We may discontinue offering the Enhanced Rate DCA Program at anytime.

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.


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STATIC ASSET ALLOCATION MODELS

This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Financial Professional. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the policy value of the liquidated fund to the current money market fund for each of these programs.

OPTIONAL SUPPLEMENTAL BENEFITS -- You may add additional benefits to your policy by electing one or more of the riders described below. Some riders involve additional costs that depend on the age, sex, and risk class of the insured, and the level of benefit provided by the rider. Each rider is subject to the restrictions and limitations described in the rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER ("GMAB") -- This rider, subject to the conditions described in the rider, guarantees that Your Account Value on the last day of the GMAB Period (Benefit Date), will be at least equal to your premiums paid (as adjusted for withdrawals and face decreases). The Benefit Date is typically the last day of your No-Lapse Guarantee Period. If the Account Value on the Benefit Date is less than the Benefit Amount as calculated on that date, the Account Value will be increased by an amount equal to the difference between the Account Value and the Benefit Amount. The amount by which the Account Value is increased will be allocated to the Sub-Account(s) shown in your Policy (typically the Money Market Sub-Account) on the Valuation Day immediately following the Benefit Date and will be subject to market fluctuation. The ultimate value of this amount will be based on the accumulation unit values next calculated after the amount has been allocated to your Policy. However, if we receive a Good Order request to surrender the Policy as of the Benefit Date, your cash surrender value will be increased by the difference between the Account Value and Benefit Amount (as adjusted for withdrawals, and face amount decreases) as of the Benefit Date. The rider has no cash value.

The CUMULATIVE RIDER PREMIUM is the premium required to maintain the Rider. On the first Monthly Activity Date following the Policy Date, the Cumulative Rider Premium is the Monthly Rider Premium that will be shown in your Policy Specifications Page. On each Monthly Activity Date thereafter, the Cumulative Rider Premium is (a) the Cumulative Rider Premium on the previous Monthly Activity Date; plus (b) the current Monthly Rider Premium.

The MONTHLY RIDER PREMIUM is the monthly premium required to maintain the Rider that will be shown in your Policy Specifications Page.

This rider is generally only available at policy issue to insureds issue ages 20 to 60 with a standard or better non-nicotine underwriting class or to insureds issue ages 20 to 55 with a standard or better nicotine underwriting class with initial face amount between $100,000 and $5,000,000.

- There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

- There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide you notification if your rider fails this test and the amount of premium required to prevent the rider from terminating. In any Policy

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  Year, we may limit Premium payments to no greater than 200% of the annualized
  Monthly Rider Premium. Any excess Premium will be refunded to you.

- Withdrawals (does not include Policy Loans) made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium. See below for additional information about how withdrawals and face amount decreases impact the Benefit Amount.

- We may limit the Sub-Accounts in which You may allocate all or a portion of Your Premiums and/or Account Value. We may also require that you allocate such amounts in accordance with any asset allocation models, investment programs or other Sub-Accounts compilations.

- The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify you of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit. (We offer two riders that provide the ability to accelerate the death benefit in the event the insured becomes "terminally ill" or "chronically ill," the Accelerated Death Benefit Rider for Terminal Illness and the LifeAccess Accelerated Benefit Rider, respectively.)


- The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the GMAB Guarantee Period. If the rider is reinstated, the Cumulative Rider Premium will be restored, except that it will not be increased during periods of time that the policy was not in force. Rider fees will not be due for periods of time that the Policy was not in force. All other rider benefits and rights will be restored.


GUARANTEED PAID-UP DEATH BENEFIT RIDER ("GMDB") -- This rider, subject to the conditions described in the rider, gives You the option to continue Your Policy as a Paid-Up Life Insurance Policy (Paid-Up Policy) at the end of the Rider Guarantee Period (Benefit Date). A Paid-Up Policy is a policy that does not require any additional premium to be paid to support the death benefit. The Benefit Date is shown in the Additional Benefits and Riders section of the Policy Specifications and is typically the last day of your No-Lapse Guarantee Period. The Paid-Up Policy will have a Death Benefit at least equal to the greater of:

- Gross premiums paid, including 1035 premium, minus rider benefit reductions due to withdrawals and decreases, or

- A death benefit based on a Net Single Premium equal to Account Value minus Indebtedness, 2001 CSO, and 5% interest.

The CUMULATIVE RIDER PREMIUM is the premium required to maintain the Rider. On the first Monthly Activity Date following the Policy Date, the Cumulative Rider Premium is the Monthly Rider Premium that will be shown in your Policy Specifications Page. On each Monthly Activity Date thereafter, the Cumulative Rider Premium is (a) the Cumulative Rider Premium on the previous Monthly Activity Date; plus (b) the current Monthly Rider Premium.

The MONTHLY RIDER PREMIUM is the monthly premium required to maintain the Rider that will be shown in your Policy Specifications Page.

This rider is generally only available at policy issue to insureds issue ages 20 to 60 with a standard or better non-nicotine underwriting class or to insureds issue ages 20 to 55 with a standard or better nicotine underwriting class with initial face amount between $100,000 and $10,000,000.

- There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

- There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide you notification if your rider fails this test and the amount of premium required to prevent the rider from terminating.

- Withdrawals made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium. See below for additional information about how withdrawals and face amount decreases impact the Benefit Amount.

- We may limit the Sub-Accounts in which You may allocate all or a portion of Your Premiums and/or Account Value. We may also require that you allocate such amounts in accordance with any asset allocation models, investment programs or other Sub-Accounts compilations.

- The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify you of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You, to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit. (We offer two riders that provide the ability to accelerate the death benefit in the event the insured becomes "terminally ill" or "chronically ill," the Accelerated Death Benefit Rider for Terminal Illness and the LifeAccess Accelerated Benefit Rider, respectively.)

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-   The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the Rider Guarantee Period. If the rider is reinstated, the Cumulative Rider Premium will be restored, except that it will not be increased during periods of time that the Policy was not in force. Rider fees will not be due for periods of time that the Policy was not in force. All other rider benefits and rights will be restored.


- We will notify You at least 60 days prior to the Benefit Date of Your option to continue the Policy as a Paid-Up Policy. We must receive Your request to exercise this option within such 60-day period. Upon Our receipt of Your request to exercise this option, We will continue the Policy as a Paid-Up Policy effective as of the Benefit Date. In the absence of any instructions from You to exercise the Rider Benefit, the Policy will continue with no modifications to its terms and conditions and this Rider will terminate on the Benefit Date, except as described in the next bullet. In addition, this Rider, and any other Riders attached to the Policy, will terminate. We will notify You if this occurs.

- If, on the Benefit Date, the Policy is being kept inforce by the No Lapse Guarantee provision, We will AUTOMATICALLY continue the Policy as a Paid-Up Policy with a Death Benefit equal to the Benefit Amount as calculated on the Benefit Date as described above.

- The Death Benefit of the Paid-Up Policy will be at least equal to the sum of the total Premiums received by Us as of the Benefit Date, adjusted by Indebtedness and any Withdrawals or Decreases in Face Amounts made under the Policy as of that date, or an amount calculated using the Account Value, minus Indebtedness, as a net single premium as of the Benefit Date at the then Attained Age of the Insured based on 5% interest, if greater.

- Subsequent cash values of the Paid-Up Policy upon surrender will be based on the same mortality table used for the Policy to which this rider is attached as shown in the Policy Specifications and 5% interest. No loans or withdrawals will be allowed under the Paid-Up Policy. In addition, this Rider, and any other Riders attached to the Policy, will terminate.

ADDITIONAL INFORMATION ABOUT HOW WITHDRAWALS AND FACT AMOUNT REDUCTIONS WILL IMPACT THE BENEFITS OF THE GMAB AND THE GMDB RIDERS.

As discussed above, withdrawals and face reductions will reduce each rider's benefit and required premium while charges will continue. At the time of a withdrawal transaction, the rider benefit reduction and premium reduction are calculated as follows:

WITHDRAWALS

RIDERBENEFITREDUCTION(t) = [Gross Withdrawal amount / (Account Value(t) - Indebtedness(t))] x Benefit Amount, rounded to the nearest penny, where Account Value and Indebtedness are measured prior to the withdrawal, and the Benefit Amount is measured after all increases to benefit amount have been applied for that day.

RIDERPREMIUMREDUCTION(t) = (Decrease Amount / TotalFace) x Premium requirement, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Premium requirement is the annual premium requirement before the decrease. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

REDUCTIONS

RIDERBENEFITREDUCTION(t) = (Decrease Amount / TotalFace) x Benefit Amount, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Benefit Amount is measured before any increases to benefit amount have been applied for that day. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

RIDERPREMIUMREDUCTION(t) = (Decrease Amount / TotalFace) x Premium requirement, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Premium requirement is the annual premium requirement before the decrease. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

Here is an example of how a face decrease and a withdrawal transaction would reduce the Benefit Amount under the GMAB and required premium for a hypothetical 45 year old female (preferred non-nicotine risk class) with an initial face amount of $1,000,000 with death benefit option A and the following assumptions:


- GMAB is selected, with an annual premium requirement of 15,312 (1,276 monthly).


-   Paid 15,320 annually for 20 years

-   Decrease transaction: year 3, month 6 / decrease = 200,000

-   Withdrawal transaction: year 4, month 6 / withdrawal = 10,000

Face Decrease in year 3, month 6
Benefit Reduction = 200,000 / 1,000,000 x 45,960 = 9,192.00
New Benefit = 45,960 - 9,192 = 36,768

Required Premium Reduction = 200,000 / 1,000,000 x 1,276.00 = 255.20
New Required Premium Reduction. = 1,276.00 - 255.20 = 1,020.80
Withdrawal in year 4, month 6

Benefit Reduction = 10,000 / 54,732.35 x 52,088.00 = 9,516.86
New Benefit = 52,088.00 - 9,516.86 = 42,571.14

Required Premium Reduction = 10,000 / 800,000 x 1,020.80 = 12.76
New Required Premium. = 1,020.80 - 12.76 = 1,008.04

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DISABILITYACCESS RIDER (A DISABILITY INCOME RIDER) -- This Rider will pay a
Monthly Disability Benefit if the Insured is Totally Disabled from Sickness or Injury and is receiving Care from a Health Care Provider for such condition and otherwise satisfies the conditions in the Rider.

There is a Monthly Rider Charge (the charge is a dollar amount per $100 of monthly rider benefit) and a First Year Monthly Rider Issue Fee. This Rider is guaranteed renewable to the Policy anniversary date closest to the Insured's 65th birthday. We have the right to change (increase) the Monthly Rider Charge at anytime (we will notify you before the change takes place). Any such change will be filed and approved where required by the appropriate state insurance departments. Any change we make will be applied on a uniform basis for Insureds of the same Issue Age, Sex, Rider Insurance Class and the length of time coverage has been in-force, without regard to any change in the health status of the Insured. The maximum amount of benefits that may be paid under the Rider is called the Maximum Lifetime Disability Benefit and this amount will be shown in the Policy (the amount is generally equal to two years of monthly payments). This Rider is only available at Policy issuance.

Totally Disabled means the Insured, while Gainfully Working, suffered a disability resulting from Sickness or Injury and, as a result of such disability, the Insured is prevented from performing the Substantial and Material Duties of his or her Own Occupation. A Sickness is a physical or mental condition which first manifests itself while the Rider is in force. An Injury is a bodily Injury that results from an accident that occurs while the Rider is in force. Care means regular (in accordance with accepted medical practices) and personal treatment from a licensed Health Care Provider which is appropriate for the Injury or Sickness according to generally accepted medical standards. A Health Care Provider is a legally licensed physician or doctoral level psychologist acting within the scope of his or her license in the state of licensure. It cannot be You, the Insured, or Your or the Insured's family member, business partner or associate. Gainfully Working means being employed or self employed for monetary gain or reward in any type of business, trade or occupation (does not include hobbies). Substantial and Material Duties means those duties that are normally required to be performed at the Insured's Own Occupation and which can't be reasonably modified or omitted. Own Occupation is the Insured's usual Gainful Work which he/she was engaged in or performing for wage or salary, immediately prior to the date Total Disability began.

We will NOT pay a Monthly Disability Benefit for a Total Disability resulting from:

    1.   attempted suicide, or self-inflicted Injury, while sane or insane;

    2.   any act or incident of insurrection or war, declared or undeclared;

    3. participation in, or attempting to participate in, a riot or insurrection;

    4. service in the military forces full-time. Periods of military training of not more than 30 days will not be considered full time military service;

    5. commission of, or participation in the commission of, a felony or engaging in an illegal activity or occupation;

    6. flight in any aircraft if the Insured is a pilot or crew member, or a student pilot or crew member;

    7. normal childbirth or pregnancy except for Total Disability due to complications of pregnancy. A complication of pregnancy means any disease, disorder, emergency non-elective cesarean section or condition whose diagnosis is distinct from pregnancy but is adversely affected by or caused by pregnancy and which requires physician-prescribed supervision. Conditions which are not complications include, but are not limited to, conditions, occurrences and procedures such as morning sickness; false labor; and physician-prescribed rest during the period of pregnancy; and similar conditions, occurrences and procedures associated with the management of a difficult pregnancy which do not constitute a categorically distinct complication of pregnancy;

    8. a Pre-Existing Condition if Total Disability starts during the first 2 years from this Rider's Issue Date, unless it is fully disclosed in the application and is not excluded from coverage by name or specific description;

    9. a condition or avocation which is excluded from coverage by Amendment to this Rider by name or specific description; or

    10. an injury or sickness incurred while the Insured is incarcerated in a penal or correctional institution.

  In addition, this Rider does not provide a Monthly Disability Benefit if the Insured or his/her Health Care Provider reside outside of the United States.

A Pre-Existing Condition is:

    1. a physical or mental condition for which the Insured was diagnosed or received (or was recommended to receive) medical or mental health care advice, care, or treatment within the 2 year period preceding the Rider Issue Date; or

    2. a physical or mental condition which produced symptoms which would cause an ordinary prudent person to seek diagnosis, medical mental health care advice, care, or treatment during the 2 year period preceding the Rider Issue Date.

The Monthly Disability Benefit is an amount that we will pay You at the end of each Month if the Insured is Totally Disabled from Sickness or Injury subject to the Maximum Lifetime Disability Benefit. The rider requires that the insured be totally disabled and not engaged in any gainful work for 90 days prior to being eligible for benefit payments. This is the Waiting Period. The Waiting Period begins when the insured is first treated by or has a consultation with a qualified health care

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provider for the sickness or injury causing the Total Disability. The 90 days of
Total Disability do not have to be consecutive, but the Waiting Period must be satisfied within 120 days from when it began. Monthly benefit payments are not available nor do they accrue during the Waiting

We may require the Insured to be examined by a licensed Health Care Provider of Our choosing as often as is reasonable while a claim is pending or while You are receiving Monthly Disability Benefits under this Rider. We will pay the cost of any examinations that We require.

WHEN BENEFIT PAYMENTS END

We will continue to pay a Monthly Disability Benefit under this Rider until the first of the following to occur:

    1.   the Insured is no longer Totally Disabled;

    2.   the death of the Insured;

    3. total Monthly Disability Benefits paid under the Rider equal the Maximum Lifetime Disability Benefit shown in the Policy Specifications;

    4. We fail to receive from You Proof of Continued Total Disability in accordance with the provisions of this Rider; or

    5. the Rider terminates in accordance with any of the conditions listed in the Rider Termination provision.

However, if an Accumulation Period begins, or the Insured suffers a Recurrent and Continuous Disability, within one year immediately prior to the Rider Termination Date, the Insured will be eligible for Monthly Disability Benefits (provided the Conditions for Eligibility of Benefit Payments have been met) until the earlier of (a) the end of 12 months from the First Benefit Day (or the date the Monthly Disability Benefit resumes and begins to accrue for a Recurrent and Continuous Disability); or (b) until any of the events described in 1. through 4. above occur.

RECURRENT AND CONTINUOUS DISABILITY

If, within six months following the end of a previously covered Total Disability, the Insured becomes Totally Disabled due to the same or related Sickness or Injury that caused the (Continued) previous Total Disability, We will consider the previous Total Disability to be continuous. If this occurs, the Waiting Period will be deemed to be satisfied and the Monthly Disability Benefit will resume and begin to accrue as of the day the Insured was first treated by or had a consultation with a Health Care Practitioner for the Sickness or Injury causing the subsequent, but continuous, Total Disability. This provision will not apply beyond the Rider Termination Date.

CONCURRENT DISABILITY

If a Monthly Disability Benefit is being paid for a Concurrent Disability, the following will apply:

    1. such benefit will continue to be paid provided the Insured remains Totally Disabled due to at least one of the Injuries or Sicknesses causing the Concurrent Disability and none of the events described under When Benefits End has occurred;

    2. the Monthly Disability Benefit will be paid as if there is only one Injury or Sickness; and

    3. in no event will the Insured be considered to have more than one Total Disability at the same time.

RIDER TERMINATION

This Rider will terminate on the first of the following to occur:

    1.   the date We receive Your request, In Writing, to terminate it;

    2. total Monthly Disability Benefits paid equal the Maximum Lifetime Disability Benefit shown in the Policy Specifications

    3.   the date the Policy matures or terminates;

    4.   the Rider Termination Date shown in the Policy Specifications; and


    5. the date on which all additional benefits provided by Rider are deemed to have terminated in accordance with any provision of the Policy.


WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If the Insured becomes totally disabled you may have a difficult time paying the life insurance premiums. Under this rider, we will credit the policy with an amount specified in your Policy until the Insured attains age 65, or at least two years, if longer. The rider automatically terminates after the Insured reaches attained age 65. The rider is only available at Policy issuance and there is a charge for this rider.

TERM INSURANCE RIDER -- You may purchase a Term Insurance Rider on yourself as a base insured or on your family members. Under this Rider, we will pay the term life insurance benefit when the covered insured dies, according to the terms of your Policy and the Rider. You may elect this Rider when you purchase your Policy or on any Policy Anniversary. Hartford may require proof of insurability before we issue this Rider. If your Policy offers a No Lapse Guarantee, the face amount of the Term Insurance Rider is generally not covered by the No Lapse Guarantee.

In deciding whether to use the Term Insurance Rider as part of the total coverage under the Policy on the base insured, you should consider the following factors regarding your Policy's costs and benefits. If you choose to combine flexible permanent insurance coverage with a Term Insurance Rider on the life of the base insured, the Rider provides additional temporary coverage at a cost that may be lower than if you purchased this term life insurance through a separate term life policy and the policy's cash surrender value available to you may be higher because there are no surrender charges associated with the Rider. Some policy monthly charges do not apply to the face amount of the Term Insurance Rider, therefore, using Term Insurance Rider coverage on the base insured may reduce the total amount of premium needed to sustain the total death

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benefit over the life of the Policy. Under some funding scenarios where the minimum death benefit insurance is increased to meet the definition of life insurance, the use of the Term Insurance Rider may have the effect of increasing the total amount of premium needed to sustain the total death benefit over the life of the Policy.

The compensation paid to your representative may be lower when the Term Insurance Rider is included as part of your total coverage than when your total coverage does not include the Term Insurance Rider.

You may wish to ask your representative for additional customized sales illustrations to review the impact of using Term Insurance Rider coveragein various combinations for your insurance protection needs.

ACCIDENTAL DEATH BENEFIT RIDER -- You may want additional life insurance coverage in case you die by accident. Under this rider we will pay a specified amount when the insured dies under accidental circumstances. You choose the level of coverage when you select the rider. The rider terminates following the insured's 70th birthday.

DEDUCTION AMOUNT WAIVER RIDER -- The costs of your policy are deducted each month through the Monthly Deduction Amount. Under the Deduction Amount Waiver Rider, while the insured is totally disabled, we will waive the Monthly Deduction Amount. This will help keep your policy inforce. Rider benefits are not available if insured becomes disabled after age 65. Rider benefits may vary for individuals between the ages of 60 and 65. See policy rider for more details.

COST OF LIVING ADJUSTMENT RIDER -- You may want your life insurance coverage to keep pace with inflation. Under this rider, we will increase your Face Amount without evidence of insurability on every second anniversary of the rider. The Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If you do not accept an increase, this rider is terminated and no future increases will occur. There is no charge for this rider.

CHILD INSURANCE RIDER -- This rider provides term life insurance coverage on all the eligible children of the insured under the policy. We will pay the term life insurance death benefit amount you elect under this rider upon receipt of due proof of death of an insured child. To receive a death benefit, an insured child must be more than 16 days old but not yet 25 years old. Requirements to become an insured child are described in the rider. There is a per $1,000 charge for this rider that covers all the insured children. This rider may not be available in all policies.


LIFEACCESS ACCELERATED BENEFIT RIDER -- In the event the Insured becomes Chronically Ill and is likely to need services for the remainder of the Insured's life, we will pay an accelerated death benefit to the owner up to 100% of the Death Benefit and any term amount. At your request, the accelerated benefit will be paid in monthly payments or on an annual lump sum basis subject to certain limitations and satisfaction of eligibility requirements, including the Written Certification from a Licensed Health Care Practitioner. The certification must also state that the insured is in need of services under a plan of care and that such services are likely to be needed for the rest of the insured's life. THERE MAY BE ADVERSE TAX CONSEQUENCES IF YOU RECEIVE THE RIDER'S ACCELERATED DEATH BENEFIT. PLEASE REFER TO THE SECTION OF YOUR PROSPECTUS, SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER FOR MORE DETAILS.



Insured will mean the person insured by the policy to which this Rider is attached whose Death Benefit is being accelerated.



Chronically Ill means an Insured has been certified by a Licensed Health Care Practitioner as the following:



1. being unable to perform (without Substantial Assistance from another individual) at least two Activities for Daily Living ("ADLs") for a period of at least 90 days due to a loss of functional capacity; or



2. requiring substantial supervision from another individual to protect such individual from threats to health and safety due to a severe Cognitive Impairment; AND



3. needing services pursuant to a Licensed Health Care Practitioner's Plan of Care as set forth in Written Certification or Re-certification.



Activities for Daily Living refer to basic human functional abilities which measure the Insured's ability for self care and to live independently without substantial assistance from another individual. These include bathing, continence, dressing, eating, toileting and transferring.



We may require the Insured to be re-examined at Our expense, by a licensed Health Care Provider of Our choosing prior to or during a Benefit Period to ensure that the Insured is Chronically Ill.



We will NOT provide an Accelerated Benefit when the Insureds' Chronic Illness is a result of any one of the events listed below:



-   attempted suicide or intentional self-inflicted injury while sane or insane,



-   any act or incident of insurrection or war, declared or undeclared,



- the Insured's participation in, or attempting to participate in, a felony, riot or insurrection,



-   alcoholism or drug addiction, or



- if the Insured's Licensed Health Care Practitioner resides outside of the United States.



Annual Lump Sum Option



You may elect to receive Your Monthly Benefit Amount as an annual lump sum prior to the start of each Benefit Period. The amount of the annual lump sum payment will equal the present value of the Monthly Benefit Amount payable for each month in the twelve-month period following (a) the date the first


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monthly benefit payment would otherwise be payable; or (b) the date of each subsequent Benefit Period. Each Monthly Benefit Amount payable will be discounted by a monthly rate, such rate derived from an annual interest rate, never to exceed the greater of (a) the current yield on ninety-day treasury bills; or (b) the current maximum statutory adjustable policy loan interest rate. Such discount will apply prior to any pro-rata adjustment to the Monthly Benefit Amount payable for loan repayments. Only one annual lump sum payment will be made in any one twelve-month period.



Conditions for Eligibility of Benefit Payments



You are eligible to receive an Accelerated Benefit if the Policy and Rider are in force when all of the following requirements are met:



1.   We receive Your request, In Writing, for an Accelerated Benefit;



2. We receive from You Written Certification or Written Re-Certification by a Licensed Health Care Practitioner that the Insured is a Chronically Ill individual;



3. We complete, at Our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a Licensed Health Care Provider of Our choice; and We receive copies of any relevant medical records from a health care provider involved in the Insured's care;



4. We receive consent, In Writing, of any assignee of record named under the Policy or any irrevocable beneficiary named under the Policy;



5. if this is a variable life Policy, You fulfill requirements, if any, regarding limitations on the availability of certain Sub-Accounts while receiving benefit payments; and



6.   the Insured is living at the time all of the above requirements are met.



When Benefit Payments End



We will continue to pay Accelerated Benefits under this Rider until the first of the following occur:



1. while the insured is living, when the Insured no longer meets any one of the conditions for eligibility for benefit payments,



2.   we are notified to discontinue Accelerated Benefit payments,



3.   if any events listed under the Rider Termination occur.



Rider Termination



This Rider will terminate on the first of the following dates:



-   the date We receive Your request, In Writing, to terminate it,



-   the date You make a Withdrawal under the Policy during a Benefit Period,



-   the date the Policy terminates,



-   the date We receive notification, In Writing, of the death of the Insured,



-   the date the Lifetime Benefit Amount is exhausted, or



- the date on which all additional benefits provided by rider are deemed to have terminated according to the terms of any Termination and Maturity Date provision, Continuation Beyond the Insured's Age 100 provision, or any other like provision of the Policy to which this rider is attached, unless You are receiving benefit payments under this Rider.



- For Hartford Life Insurance Company policies, the date We approve a request, In Writing, from You to accelerate the Death Benefit for reason of terminal illness of the Insured as may be provided under an accelerated death benefit rider attached to the Policy,



IN ADDITION, AS A CONDITION OF ELIGIBILITY FOR BENEFITS UNDER THE RIDER, WE MAY IMPOSE RESTRICTIONS OR LIMITATIONS ON THE AVAILABILITY OF CERTAIN INVESTMENT OPTIONS. WE WILL PROVIDE YOU PRIOR WRITTEN NOTICE OF ANY SUCH RESTRICTIONS OR LIMITATIONS AND YOU MAY TERMINATE THIS RIDER AT ANYTIME. THIS RIDER IS ONLY AVAILABLE AT POLICY ISSUANCE AND THERE IS A CHARGE FOR THIS RIDER.



Impact of Rider Benefits on Policy and Rider



Accelerating the Death Benefit under this Rider will impact the benefits and values under the Policy and Rider as described below.



After each benefit payment, the Lifetime Benefit Amount in effect immediately prior to such payment will be reduced by each Monthly Benefit Amount payable prior to any pro-rata reduction for loan repayments. In addition, each benefit payment will reduce the values and any no lapse guarantee premium in effect at the time of such payment when such values are multiplied by the following Reduction Ratio:



Reduction Ratio = 1 - (A / B)



Where:



A   =   is the monthly benefit payment, and
B   =   is the Eligible Amount immediately prior to a benefit payment.




The Policy's current values that are reduced by each benefit payment based on the Reduction Ratio are:



Face Amount



Amount of any term Insurance rider on the Insured



Account Value



Surrender Charges



Indebtedness



Monthly No Lapse Guarantee Premium



Cumulative No Lapse Guarantee Premium



Cumulative Premiums (paid to date)



If the Policy to which this Rider is attached is a variable life Policy, We will reduce amounts in the Fixed Account and each Sub-Account based on the proportion of the Account Value in


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the Fixed Account and each Sub-Account to the amount accelerated.



ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS (FOR HARTFORD LIFE INSURANCE COMPANY POLICIES ONLY) -- In the event the Specified Insured has a Diminished Life Expectancy of 12 months (24 months in some states) or less, You may request in writing, that we pay a single sum accelerated death benefit to You, subject to certain limitations and proof of eligibility. This accelerated payment of the death benefit can be any amount between $2,500 and $500,000, not to exceed the Benefit Percentage times the Eligible Amount. The sum of the Benefit you may request under this and any other policies issued by us on the life of an Insured may not exceed $500,000. Each request for payment must be accompanied by Proof of Diminished Life Expectancy. The maximum charge for this rider is $300 (one time charge when rider exercised).



Specified Insured will mean the Insured as shown in the policy specification.



Your option to accelerate benefits under this Rider will be suspended while the death benefit is being so accelerated in accordance with any other accelerated death benefit rider that may be attached to the Policy. Any policy benefit that is not payable in a single sum or that is payable due to accidental bodily injury or death is not subject to this Rider or to the calculation of the Benefit. Your option to accelerate benefits under this Rider will continue during any nonforfeiture, reduced paid-up or extended term period.



We will waive the cost of insurance and expense charges applicable to the Specified Insured's accelerated benefit. This accelerated payment of the death benefit is subject to the rights of any assignee of record or of any irrevocable beneficiary. They must consent, In Writing, before We will pay the Benefit.



The requested portion of the Eligible Amount will be subject to the following adjustments:



1. A 12-month discount, based on the Discount Rate, will apply to the requested portion of the Eligible Amount. This discount reflects the early payment of the proceeds under Your Policy.



2. If, on the date We approve Your request, there is a policy loan outstanding and the acceleration relates to insurance on the life of the Insured under the base policy, a reduction to the requested portion of the Eligible Amount will apply. This reduction serves to repay the policy loan.



3. A deduction will be made for the administrative charge if We approve Your request.



The Benefit payable to You will be equal to the requested portion of the Eligible Amount as may be reduced by the maximums and limitations of this Rider minus 1, 2 and 3 above. Rather than having Your Benefit reduced by 3 above, You may elect to pay this amount directly to Us.



We reserve the right to obtain an independent medical examination and We retain the right to make final determination regarding eligibility for benefits.



Policy Lien



Accelerated death benefit payments made under this Rider are an advance of the Specified Insured's death benefit. We will establish a lien against that Specified Insured's death benefits if We pay benefits under this Rider. Upon payment of any accelerated death benefit, access to the portion of the Policy's cash value attributable to the Specified Insured is restricted to the excess of that cash value over the sum of any outstanding Indebtedness, applicable Surrender Charge and this lien. The amount of the lien will be equal to all benefits paid under this Rider. The lien will be removed once We pay the death benefit or on the Policy Adjustment Date. If You lapse or surrender the Policy before the Policy Adjustment Date, Your cash value will be reduced by the amount of the lien which applies to the cash value.



We will charge interest on the lien. Interest will accrue from the date of the accelerated payment to the earlier of the date the Policy terminates or the Policy Adjustment Date. We will add accrued interest to the lien at the time of policy adjustment. The rate of interest charged will be equal to the Discount Rate.



Policy Adjustment



On the Policy Adjustment Date, We will adjust the Policy in order to satisfy the lien created by the accelerated death benefit payment. We will adjust the death benefit of the Specified Insured. The adjusted death benefit will be the death benefit before adjustment, less the amount of policy lien, including interest created by the accelerated payment. Any Cash Value, Policy Value or Surrender Charge will be reduced in the same proportion that the Death Benefit was reduced. These reductions will be made on the Policy Adjustment Date.



If the Specified Insured is the Base Policy Insured and the lien equals 100% of the Death Benefit, the Policy will terminate, and any riders attached to the Policy that provide insurance on the life of any other person will be administered according to the rider provisions regarding the death of the Base Policy Insured. If the Specified Insured is an additional person insured by a rider on the base policy and the lien equals 100% of the Face Amount of the rider, the rider coverage applicable to the Specified Insured will terminate.



Exclusions



This Rider does not provide accelerated death benefits if the Specified Insured or his/her Physician reside outside the United States of America.



Rider Termination



This Rider will terminate at earliest of the following:



1.   when We receive Your request, in Writing, to cancel it;



2.   when the Policy terminates;



3.   on the Policy Adjustment Date.


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OVERLOAN PROTECTION RIDER -- This rider gives you the option to continue your policy at a reduced death benefit with no further Monthly Deduction Amounts in the event your policy is in danger of default or termination due to excessive Indebtedness. You may elect the benefit under limited circumstances as described in the rider. Subject to the terms and limitations described in the rider, the rider guarantees the policy will not go into default or terminate due to excessive Indebtedness. At the time you elect the benefit under the rider, a transaction charge will be deducted from your Account Value. The maximum transaction charge is 7% of the Account Value.

There is a risk that the Internal Revenue Service could assert that the policy has been effectively terminated when you exercise the Overloan Protection Rider and that the outstanding loan balance should be treated as a distribution. Depending on the circumstances, all or part of such deemed distribution may be taxable as income. In addition, there is uncertainty about whether Indebtnedess should be treated as the deemed cash surrender value for purposes of Section 7702 of the Internal Revenue Code. Currently, we do not treat Indebtedness as the cash surrender value for purposes of Section 7702. You should consult a tax advisor before exercising the Overloan Protection Rider.


Riders may not be available in all states. This rider is only available at policy issuance.


MODIFICATION OF CASH SURRENDER VALUE ENDORSEMENT -- Subject to underwriting approval, you may add an endorsement to your policy at the time of purchase that provides for a waiver of surrender charges for a limited time. If you add the endorsement and you fully surrender your policy within three (3) years after purchase, we will not deduct a surrender charge from your Cash Surrender Value. There is no additional charge for the endorsement. However, if you choose to add this endorsement, the No-Lapse Guarantee of the policy is not offered and is removed from your policy.

SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment. However, on or about March 1, 2010 the policy owner will have the option of pre-selecting a designated settlement option ("Designated Settlement Option"). After the policy owner designates a settlement option for a beneficiary, the beneficiary will not be able to choose a settlement option.


SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF THE HARTFORD'S PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDITS IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND ARE NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford cams Investment income from the proceeds under the program. The Investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.


The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. If you select the Second Option or Third Option, each is irrevocable and you may not fully or partially commute the settlement option for a lump sum. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 2% per year) on the amount applied periodically under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 2% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the Third Option.

The tables for the First, Second and Third Options are based on a net investment rate of 2% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

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Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The scheduled maturity date is shown in your policy and is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you.

If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.

At the scheduled maturity date, you may elect one of two options.

Under Option 1:

- Policy values will be transferred to the Fixed Account and no further transfers will be allowed;

-   The Face Amount will be set equal to the Death Benefit on the maturity date;

-   the Death Benefit Option will be changed to Option A (Level Option).

Under Option 2:

- The Face Amount will be set equal to the Death Benefit minus the Account Value on the maturity date;

- the Death Benefit Option will be changed to Option B (Return of Account Value Option) with no evidence of insurability being required;

- the Account Value, if any, will continue to fluctuate with investment performance;

Under both Option 1 and 2:

-   any loans will continue to accrue interest and become part of Indebtedness;

-   no future Monthly Deduction Amounts will be deducted;

-   no further premium payments will be accepted;

- all additional benefits provided by rider will terminate at the scheduled maturity date;

-   the policy may terminate due to excessive Indebtedness; and

-   loan repayments may still be made during this time.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

HOW POLICIES ARE SOLD

We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.

HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are financial professional of Financial Intermediaries ("Financial Professional").

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Financial Professional according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 50% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.39%. In renewal years, the maximum commission rate is 22% until the cumulative premiums, since policy inception, exceed the target premium for policy year 1. We also pay an Expense Reimbursement Allowance and an override payment during the first Policy Year. The maximum Expense Reimbursement Allowance and override payment in the first Policy Year is 45% and 9%, respectively of Target Premium. In Policy Years 2 and later, the maximum commission we pay is 27% of Target Premium and 3% on premiums above the Target Premium.

40

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target Premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 120.5% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 4.97%. The first year commission rate will apply to premiums in renewal years until the cumulative premiums received exceed the target premium. In Policy Years 2 and later, the maximum commission we pay is 5% of Target Premium and 3% on premiums above the Target Premium.

Your Financial Professional typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Financial Professional and their Financial Intermediary. We are not involved in determining your Financial Professional's compensation. A Financial Professional may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.

Check with your Financial Professional to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Financial Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Professional (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Financial Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to among other things encourage the sale of this Policy. These additional payments could create an incentive for your Financial Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/
                       participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Financial Professionals; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.


For the year ended December 31, 2010, Hartford and its affiliates paid approximately $5,600,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2010, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $900,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2011, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: AALU, AIM, American Union Insurance & Benefits, Arvest Asset Management, Bancwest Investment Services, Bank of the West, Bankwest, BB&T Investment Services, BBVA Investments, Berthel, Fisher & Co., BK Adams, BOK Financial, Cadaret Grant, Capital Analysts, Capitas Financial, CCO Investments, Citibank, Citicorp, Comerica Securities, Commerce Brokerage Services, Commonwealth Financial Network, Compass Brokerage Inc., Delta Trust Investments, Edward Jones, Executive Capital Resources, Fifth Third, Financial Network, Financial Planning Association of Central New York, Financial Resources of America, Financial Service Professionals, First American Insurance Underwriters, First Niagara Bank, Hartford Life, HD Vest, Highland Capital, HSBC, Huntington Investment Co, Infinex Investments, Integrity

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Wealth Management, International Forum, Kehrer/LIMRA, Key Bank, Key Investments,
Lara, Shull & May, Legacy Financial, Linsco Private Ledger, LPL Financial Services, M&T Securities, McLeod Insurance, MDRT, Merrill Lynch, Middle America, Money Concepts, Morgan Keegan, Morgan Stanley, NAIFA, National City, NEXT Financial Group, One Resource Group, PNC Investments LLC, PrimeVest Financial Services, Raymond James & Associates, Raymond James Financial, RBC Dain
Rauscher, Robert W. Baird, Robinson Financial Group, Royal Alliance, S.C.
Parker, Saltzman Associates, San Diego Stock & Bond Association, Securities America, Smith Barney, St. Bernard Financial Services, Stephens, Inc, Summit Brokerage Services, SWBC Investment Services LLC, Time Financial, UBS Financial Services, Umpqua Investments, UnionBanc, US Bancorp Investments Inc., UVest, Webster Bank, Wells Fargo, Wellspring Group, White & Associates, Whitney
National Bank, Whitney Securities, WHM Companies.



PREMIUMS


APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.

In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.

In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your

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42

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  planned premium, we will return the excess premium payment to you and await further instructions.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.

ALLOCATION OF PREMIUM PAYMENTS

INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Premium we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account. After the policy is issued and upon commencement of the Free-Look Period, any initial Net Premium and any additional Net Premium received by Us prior to the end of the Free Look period will be applied to the Hartford Money Market HLS Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Upon expiration of the Free-Look Period, we will automatically allocate the policy value from the Hartford Money Market HLS Fund Sub-Account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions. (For policies issued by Harford Life Insurance Company, if your Policy was issued as a result of a replacement, we will automatically move the policy value from the Hartford Money Market HLS Fund Sub-Account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions 10 days after the Policy was issued, not at the end of the Free Look Period).

SUBSEQUENT NET PREMIUMS -- You may send subsequent Premiums and allocation instructions in accordance with our then current administrative offices. If you make a subsequent Premium payment and do not provide us with allocation instructions, we will allocate the Net Premium among the Sub-Accounts and Fixed Account (if applicable) in accordance with your most recent premium allocation instructions. Any allocation instructions will be effective upon receipt by Us in good order and will apply only to Premium payments received on or after that date. Subsequent Premium payments will be applied to the Policy based on the next computed accumulation unit values after we receive a good order request at our Designated Address described below. Net Premiums allocated to the Fixed Account will be credited to your Policy when we receive them.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Center at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will automatically amend your allocation instructions to replace the liquidated fund with the Money Market Fund.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is

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then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made at the end of the Valuation Period after the request or payment is received by us in good order at the Individual Life Operations Center. If we receive your request or payment in good order before the close of the New York Stock Exchange, it will be applied as of the same Valuation Day. If we receive your request or payment in good order after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your request or payment in good order on a non-Valuation Day, it will be invested on the next Valuation Day. Requests for Sub-Account transfers received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION) Under this option, the death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

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44

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DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If the insured dies before the Monthly Activity Date after we receive your request, we will pay the death benefit as if you had never changed your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

- You may change from Option B (Return of Account Value Option) to Option D (Decreasing Option). The Option D death benefit is the current Face Amount increased by the lesser of:

       - the Account Value on the date we receive due proof of death of the insured; or

       - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.

In addition, you may change from Option B (Return of Account Value Option) to Option A (Level Option). However, if this change would result in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to us. If you do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).


VALID DEATH CLAIMS -- The Company will pay the death proceeds (death benefit less indebtedness) to the beneficiary normally within seven days after proof of death of the insured is received by us, at the Individual Life Operations Center, and the Company has: 1) verified the validity of the claim; 2) received all required beneficiary forms and information; 3) completed all investigations of the claim; and 4) determined all other information has been received and is in good order.


UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect. We reserve the right to limit the number of increases or decreases made under the policy to not more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new policy application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy's specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of increase is made. Any unscheduled increase will be subject to additional Monthly Per $1,000 Charges, additional cost of insurance charges and additional surrender charges, all of which are based on the attained age of the insured at the time of the increase. We will send you additional policy specification pages describing these charges. If you elect to decrease your Face Amount, the decrease will result in an overall reduction of charges because the amount of insurance coverage has decreased. However, the rate of charges will remain the same.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

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MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing at our Designated Address or the date you request your surrender, (our current administration rules allow a policy owner to designate a future surrender date, no more than ten calendar days from the date we receive the request) whichever is later.


WITHDRAWALS -- You may make one withdrawal each calendar month. The minimum withdrawal is $500. The maximum withdrawal is the Cash Surrender Value less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be decreased by an amount equal to the reduction in the Account Value resulting from the withdrawal. The minimum Face Amount required after a withdrawal is subject to our rules then in effect. Unless specified otherwise, the withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a withdrawal charge. However, we reserve the right to charge up to $10 per withdrawal.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan is $500. In Tennessee, there is no minimum.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, your policy will go into default. See "Lapse and Reinstatement."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                                               MAXIMUM INTEREST RATE
                                          CHARGED EQUALS THE FIXED ACCOUNT
DURING POLICY YEARS                        MINIMUM CREDITED RATE 3% PLUS:
----------------------------------------------------------------------------------------------
                  1-10                               2%
              11 and later                          0.25%


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LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD -- Your policy will go into default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount and the No-Lapse Guarantee is not available.

If the policy goes into default, we will send You a lapse notice to warn you that the policy is in danger of terminating. This notice will be mailed at least 61 days before your coverage is to terminate. It will be mailed both to you and to any assignee of record. This lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium will never be greater than an amount which results in a Cash Surrender Value equal to the current Monthly Deduction Amount plus the next two Monthly Deduction Amounts as of the date your policy goes into default.


We will keep your policy inforce for the 61-day period following the date your policy goes into default. We call that period the "Grace Period." However, if we have not received the required premiums (specified in your lapse notice) by the end of the Grace Period, the policy will terminate. If the insured dies during the Grace Period, we will pay the death proceeds reduced by any money you owe us, such as outstanding loans, loan interest or unpaid charges.


NO-LAPSE GUARANTEE -- The policy will remain inforce at the end of the policy Grace Period as long as the No-Lapse Guarantee is available. The No-Lapse Guarantee is available as long as:

-   The policy is issued to an insured age 85 or less;

-   The No-Lapse Guarantee Period has not expired; and

- On each Monthly Activity Date during the No-Lapse Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals, equal or exceed an amount known as the Cumulative No-Lapse Guarantee Premium.

Starting on the effective date of your policy, the length of the No-Lapse Guarantee Period is:

-   20 years or to insured age 75 if sooner, but never less than 5 years.

While the No-Lapse Guarantee is available, we guarantee your Account Value will never be less than zero and your Death Benefit will be at least equal to the Face Amount. If the insured dies while the No-Lapse Guarantee is available, we will pay the death proceeds.

If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly NoLapse Guarantee Premium will be calculated. We will send you a notice of the new monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

-   You request reinstatement in writing within five years after termination;

-   You submit satisfactory evidence of insurability to us;

- Any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

The Account Value on the reinstatement date equals:

- Net Premiums derived from premiums paid at the time of policy reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   any Indebtedness carried over to the reinstated policy.

-   The Surrender Charge is based on the duration from the original policy date.

FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any

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tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

The federal, as well as the state and local, tax laws and regulations may require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and record. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.

At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The

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guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).

There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract

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owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS

Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other

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aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.

An "employer-owned life insurance contract" is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).

Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

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Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford, the Owner(s) or other persons involved in transactions involving life insurance contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosure.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

FOR POLICIES WITH THE LIFE ACCESS BENEFIT RIDER ONLY:

SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER

The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The policy owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.

52

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The LifeAccess Accelerated Benefit Rider allows a policy owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which are dependent on the recipient's particular circumstances. Subject to state variations, a policy owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the policy. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income.
You should consult a personal tax advisor before purchasing the Rider or applying for benefits.

The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a policy owner other than the Insured if the policy owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the policy owner or by reason of the Insured being financially interested in any trade or business carried on by the policy owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one policy owner. Where the owner and insured are not the same (e.g., when a policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance policy or policy proceeds for estate tax purposes.

Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to your policy. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.

The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.

The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.

Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.

Certain transfers-for-value of a life insurance policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.

For income tax purposes, payment of benefits will be reported to the policy owner. The policy owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine your tax obligation.

LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


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RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

ILLUSTRATIONS OF POLICY BENEFITS

In order to help you understand how your policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These illustrations will be based on the age and insurance risk characteristics of the insured and will also be based on the stated amount of insurance, death benefit option, premium payment pattern and hypothetical rates of return that you request. You can request such personalized illustrations at any time from your financial professional. We have included an example of an illustration as Appendix A to this prospectus.

FINANCIAL INFORMATION


We have included the financial statements for the Company and the Separate Account for the year ended December 31, 2010 in the Statement of Additional Information (SAI).


To receive a copy of the SAI free of charge, call your financial professional or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

54

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GLOSSARY OF SPECIAL TERMS

1933 ACT: Refers to the Securities Act of 1933, as amended.

1940 ACT: Refers to the Investment Company Act of 1940, as amended.

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.

BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.


BENEFIT NET AMOUNT AT RISK: the Benefit amount at risk equals the policy death benefit plus any joint term insurance amount multiplied by the LifeAccess Specified Percentage minus the Policy Account Value.



BENEFIT PERCENTAGE: the percentage of the Eligible Amount used to calculate the Benefit. This percentage is selected by You when the Benefit is applied for and cannot be greater than 100%. The benefit percentage is set at issue.



BENEFIT PERIOD: a period of time not to exceed twelve consecutive months. Such Period begins on the later of: (a) the date We approve a request for an Accelerated Benefit, or (b) the date all Conditions for Eligibility of Benefit Payments have been satisfied, and ends on the earlier of: (c) the end of twelve consecutive months, or (d) the date benefit payments end as described under the When Benefit Payments End provision.


CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.


COGNITIVE IMPAIRMENT: the deterioration or loss of the Insured's intellectual capacity which is confirmed by a Licensed Health Care Practitioner and measured by clinical evidence and standardized tests that reliably measure the Insured's impairment in: short or long term memory, orientation as to person, place and time, deductive or abstract reasoning, or judgment as it relates to safety awareness.


COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: The premium required to maintain the No-Lapse guarantee.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.


DIMINISHED LIFE EXPECTANCY: a Physician has certified that the Specified Insured has an illness or medical condition that is reasonably expected to result in the death of the Specified Insured within 12 months or less from the date of the certification.



ELIGIBLE AMOUNT: is the current Face Amount of the Policy and any term insurance Rider covering the Specified Insured attached to the Policy that is not within two years of expiry.


GOOD ORDER: means all necessary documents and forms are complete and in our possession.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.


LICENSED HEALTH CARE PRACTITIONER: any physician (as defined in section 1861(r)(1) of the Social Security Act) and any registered professional nurse, licensed social worker or other individual who meets such requirements as may be prescribed by the Secretary of Treasury. The Licensed Health Care Practitioner:
(1) must be acting within the scope of his or her license in the state of licensure when providing Written Certification or Written Re-Certification required by this Rider; and (2) may not be You, the Insured, or Your or the Insured's immediate family. LICENSED HEALTH CARE PRACTITIONERS THAT PROVIDE DIAGNOSIS AND TREATMENTS TO INSURED, MUST RESIDE INSIDE THE UNITED STATES.



LIFETIME BENEFIT AMOUNT: the maximum amount that may be accelerated during the lifetime of the Insured and while the Rider remains in effect. The Lifetime Benefit Amount is equal to: (1) the Eligible Amount; times (2) the LifeAccess Specified Percentage. Where: (A) ELIGIBLE AMOUNT on the Policy Date equals the initial Face Amount plus any term insurance amount covering the Insured under the Policy; thereafter Eligible Amount equals current Death Benefit plus any term insurance amount covering the Insured under the Policy; and (B) LIFEACCESS SPECIFIED PERCENTAGE equals 100% of the Eligible Amount, unless You have elected Death Benefit Option A at the time of application for the Rider, in which case You may select a percentage at that time, such percentage not to


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                                                                          55

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exceed 100% or result in a Lifetime Benefit Amount of less than Our minimum rules then in effect. The LifeAccess Specified Percentage is shown in the Additional Benefits and Rider section of the Policy Specifications and will remain fixed for the life of the Rider. Acceleration of benefits will reduce the Lifetime Benefit Amount in accordance with the Impact of Rider Benefits on Policy and Rider provision. In addition, transactions made under the Policy, such as Face Amount Increases and Decreases and Loans, will impact the Eligible Amount in the same manner that such transactions impact the Policy's Death Benefit.


LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: the total amount of charges deducted from the policy on a monthly basis.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.


PHYSICIAN: a doctor of medicine or osteopathy legally authorized to practice medicine and surgery by the State in which he performs such function or action. For purposes of this definition, a "State" means each of the United States of America, the District of Columbia and the Commonwealth of Puerto Rico. The physician may not be the Specified Insured, a member of the Specified Insured's immediate family or the Owner of the Policy.



PLAN OF CARE: a written plan for care designed especially for the Insured by a Licensed Health Care Practitioner specifying the Services needed by the Chronically Ill Insured.



PROOF OF DIMINISHED LIFE EXPECTANCY: You must supply Proof of Diminished Life Expectancy, without expense to Us, with each request for an accelerated payment of the death benefit. Proof must include, but is not limited to, a statement by a Physician attesting to the Specified Insured's life expectancy, and must be in Writing and satisfactory to Us.


PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.


SUBSTANTIAL ASSISTANCE: stand-by or hands-on assistance from another person without which the Insured receiving such assistance would be unable to perform the Activity for Daily Living. Stand-by assistance means the presence of another person within arm's reach of the Insured that is necessary to prevent, by physical intervention, injury to the Insured while he/she is performing the Activity for Daily Living. Hands-on assistance means the direct physical assistance of another person.


SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading. Values of each Sub-Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.


WRITTEN CERTIFICATION: written documentation obtained by You, at Your or the Insured's expense, from a Licensed Health Care Practitioner certifying that the Insured is Chronically Ill as defined herein and specifying that Services are likely to be needed for the rest of the Insured's Life. Such Written Certification must have been made within the 12-month period preceding the date of each request for an Accelerated Benefit.



WRITTEN RE-CERTIFICATION: Written Certification that We will require from You at least annually prior to the start of each Benefit Period following the initial Benefit Period in order for You to be eligible for an Accelerated Benefit payment in such subsequent Benefit Period, provided all other Conditions for Eligibility for Benefit Payments are met. Such Written Re-Certification must have been made within the 12-month period preceding the date of each request for an Accelerated Benefit.


YOU, YOUR: the owner of the policy.

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56

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APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND
CASH SURRENDER VALUES

The tables illustrate the way policies will perform based on assumptions about returns and the insured's characteristics. The illustrations show how the death benefit, cash surrender value and account value will vary over time, assuming hypothetical gross rates of return, 0%, 6% and 12%. The illustrations are based on the assumptions stated above each illustration and assume no rider benefits or allocations to the Fixed Account. The illustrations show the Option A (Level) death benefit option.

Policy values would be higher or lower from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6% and 12%, but: (i) the rates of return varied above and below these averages during the period, (ii) premiums were paid in other amounts or at other than annual intervals, or (iii) account values were allocated differently among the Subaccounts. The policy values would also differ if a policy loan or withdrawal were made.

The death benefits, cash surrender values and account values shown in the tables reflect: (i) deductions from premiums for the sales charge and state and federal premium tax charge and (ii) monthly deduction for per thousand charges, mortality and expense risk charges and cost of insurance charges.


The amounts shown for the death benefits, account values and cash surrender values as of the end of each Policy Year take into account an arithmetic average of underlying Fund fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the underlying Fund charges) of -0.930%, 5.070% and 11.070%, respectively.


Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.

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                        HARTFORD LIFE INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $601,000 FACE AMOUNT
                 ISSUE AGE: 38 MALE PREFERRED PLUS NON-NICOTINE
                            $20,000 PLANNED PREMIUM
                   (BSAED ON CURRENT, NON GUARANTEED CHARGES)



               TOTAL
              PREMIUMS
              WITH 5%                      DEATH BENEFIT
   YEAR       INTEREST       0%               6%                 12%
-------------------------------------------------------------------------
    1            $21,000   $616,570          $617,595            $618,622
    2            $43,050   $631,430          $634,439            $637,574
    3            $66,203   $645,985          $651,949            $658,412
    4            $90,513   $660,263          $670,177            $681,355
    5           $116,038   $674,276          $689,163            $706,630
    6           $142,840   $691,931          $712,994            $738,679
    7           $170,982   $709,269          $737,843            $774,016
    8           $200,531   $726,298          $763,752            $812,984
    9           $231,558   $743,012          $790,757            $855,952
    10          $264,136   $759,413          $818,904            $962,703
    15          $453,150   $843,279        $1,052,511          $1,733,473
    20          $694,385   $920,638        $1,401,300          $2,789,623
    25          $886,231   $896,127        $1,530,792          $4,024,160
    30        $1,131,080   $865,719        $1,687,237          $5,856,947
    35        $1,443,577   $823,492        $1,865,419          $8,550,516
    40        $1,842,410   $762,090        $2,072,869         $12,545,787
    45        $2,351,434   $664,240        $2,365,308         $18,540,549
    50        $3,001,092         $0        $2,708,455         $27,756,410
    55        $3,830,239         $0        $3,070,816         $41,997,815
    60        $4,888,463         $0        $3,417,250         $62,577,960
    65        $6,239,055         $0        $4,014,282         $96,114,832
    70        $7,962,791         $0        $4,940,350        $161,562,164
    75       $10,162,763         $0        $6,094,925        $270,609,106
    80       $12,970,547         $0        $7,548,670        $452,713,783
    81       $13,619,075         $0        $7,882,796        $501,781,941
    82       $14,300,028         $0        $8,233,066        $556,168,444


                             ACCOUNT VALUE                                CASH SURRENDER VALUE
   YEAR        0%               6%                 12%          0%               6%                 12%
----------  ------------------------------------------------------------------------------------------------
    1         $15,570           $16,595             $17,622     $7,456            $8,482              $9,509
    2         $30,430           $33,439             $36,574    $22,894           $25,903             $29,038
    3         $44,985           $50,949             $57,412    $38,026           $43,989             $50,452
    4         $59,263           $69,177             $80,355    $52,880           $62,794             $73,972
    5         $73,276           $88,163            $105,630    $67,470           $82,357             $99,824
    6         $90,931          $111,994            $137,679    $85,702          $106,766            $132,450
    7        $108,269          $136,843            $173,016   $103,618          $132,191            $168,364
    8        $125,298          $162,752            $211,984   $121,223          $158,677            $207,909
    9        $142,012          $189,757            $254,952   $138,514          $186,259            $251,455
    10       $158,413          $217,904            $302,311   $158,413          $217,904            $302,311
    15       $242,279          $388,428            $639,737   $242,279          $388,428            $639,737
    20       $319,638          $602,462          $1,199,344   $319,638          $602,462          $1,199,344
    25       $295,127          $758,296          $1,993,415   $295,127          $758,296          $1,993,415
    30       $264,719          $949,611          $3,296,407   $264,719          $949,611          $3,296,407
    35       $222,492        $1,179,900          $5,408,304   $222,492        $1,179,900          $5,408,304
    40       $161,090        $1,453,076          $8,794,562   $161,090        $1,453,076          $8,794,562
    45        $63,240        $1,764,308         $14,151,515    $63,240        $1,764,308         $14,151,515
    50             $0        $2,107,455         $22,622,840         $0        $2,107,455         $22,622,840
    55             $0        $2,469,816         $35,978,722         $0        $2,469,816         $35,978,722
    60             $0        $2,816,250         $57,121,312         $0        $2,816,250         $57,121,312
    65             $0        $3,413,282         $95,163,200         $0        $3,413,282         $95,163,200
    70             $0        $4,339,350        $159,962,538         $0        $4,339,350        $159,962,538
    75             $0        $5,493,925        $267,929,808         $0        $5,493,925        $267,929,808
    80             $0        $6,947,670        $448,231,468         $0        $6,947,670        $448,231,468
    81             $0        $7,281,796        $496,813,802         $0        $7,281,796        $496,813,802
    82             $0        $7,632,066        $550,661,826         $0        $7,632,066        $550,661,826



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

58

-------------------------------------------------------------------------------


                        HARTFORD LIFE INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $601,000 FACE AMOUNT
                 ISSUE AGE: 38 MALE PREFERRED PLUS NON-NICOTINE
                            $20,000 PLANNED PREMIUM
                         (BASED ON GUARANTEED CHARGES)



               TOTAL
              PREMIUMS
              WITH 5%                      DEATH BENEFIT
   YEAR       INTEREST       0%               6%                 12%
-------------------------------------------------------------------------
    1            $21,000   $615,609          $616,595            $617,583
    2            $43,050   $629,200          $632,061            $635,044
    3            $66,203   $642,513          $648,138            $654,242
    4            $90,513   $655,533          $664,837            $675,341
    5           $116,038   $668,249          $682,165            $698,518
    6           $142,840   $680,653          $700,138            $723,974
    7           $170,982   $692,719          $718,753            $751,915
    8           $200,531   $704,442          $738,027            $782,585
    9           $231,558   $715,832          $757,994            $816,273
    10          $264,136   $726,884          $778,674            $853,279
    15          $453,150   $795,979          $916,813          $1,425,675
    20          $694,385   $853,643        $1,118,829          $2,222,327
    25          $886,231   $809,199        $1,174,782          $3,042,142
    30        $1,131,080   $747,385        $1,269,431          $4,156,737
    35        $1,443,577   $661,995        $1,357,920          $5,672,578
    40        $1,842,410         $0        $1,415,494          $7,720,411
    45        $2,351,434         $0        $1,392,412         $10,460,539
    50        $3,001,092         $0        $1,205,474         $14,076,683
    55        $3,830,239         $0          $733,986         $18,743,726
    60        $4,888,463         $0                $0         $24,791,612
    65        $6,239,055         $0                $0         $36,247,503
    70        $7,962,791         $0                $0         $58,329,300
    75       $10,162,763         $0                $0         $94,522,239
    80       $12,970,547         $0                $0        $151,895,183
    81       $13,619,075         $0                $0        $166,792,346
    82       $14,300,028         $0                $0        $183,058,940


                            ACCOUNT VALUE                              CASH SURRENDER VALUE
   YEAR        0%              6%                12%          0%              6%                12%
----------  --------------------------------------------------------------------------------------------
    1         $14,609         $15,595             $16,583     $6,496          $7,482              $8,470
    2         $28,200         $31,061             $34,044    $20,663         $23,524             $26,507
    3         $41,513         $47,138             $53,242    $34,553         $40,179             $46,283
    4         $54,533         $63,837             $74,341    $48,151         $57,454             $67,959
    5         $67,249         $81,165             $97,518    $61,444         $75,359             $91,712
    6         $79,653         $99,138            $122,974    $74,424         $93,909            $117,745
    7         $91,719        $117,753            $150,915    $87,068        $113,101            $146,263
    8        $103,442        $137,027            $181,585    $99,367        $132,952            $177,510
    9        $114,832        $156,994            $215,273   $111,335        $153,497            $211,775
    10       $125,884        $177,674            $252,279   $125,884        $177,674            $252,279
    15       $194,979        $315,813            $526,144   $194,979        $315,813            $526,144
    20       $252,643        $481,019            $955,446   $252,643        $481,019            $955,446
    25       $208,199        $573,782          $1,506,961   $208,199        $573,782          $1,506,961
    30       $146,385        $668,431          $2,339,495   $146,385        $668,431          $2,339,495
    35        $60,995        $756,920          $3,587,974    $60,995        $756,920          $3,587,974
    40             $0        $814,494          $5,411,986         $0        $814,494          $5,411,986
    45             $0        $791,412          $7,984,255         $0        $791,412          $7,984,255
    50             $0        $604,474         $11,473,189         $0        $604,474         $11,473,189
    55             $0        $132,986         $16,057,390         $0        $132,986         $16,057,390
    60             $0              $0         $22,629,843         $0              $0         $22,629,843
    65             $0              $0         $35,646,503         $0              $0         $35,646,503
    70             $0              $0         $57,728,300         $0              $0         $57,728,300
    75             $0              $0         $93,586,375         $0              $0         $93,586,375
    80             $0              $0        $150,391,270         $0              $0        $150,391,270
    81             $0              $0        $165,140,936         $0              $0        $165,140,936
    82             $0              $0        $181,246,475         $0              $0        $181,246,475



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

-------------------------------------------------------------------------------


                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $623,000 FACE AMOUNT
                 ISSUE AGE: 41 MALE PREFERRED PLUS NON-NICOTINE
                      $23,400 PLANNED PREMIUM FOR 20 YEARS
                   (BSAED ON CURRENT, NON GUARANTEED CHARGES)



               TOTAL
              PREMIUMS
              WITH 5%                      DEATH BENEFIT
   YEAR       INTEREST       0%               6%                 12%
-------------------------------------------------------------------------
    1            $24,570   $641,140          $642,338            $643,537
    2            $50,369   $658,412          $661,921            $665,578
    3            $77,457   $675,316          $682,266            $689,800
    4           $105,900   $691,894          $703,442            $716,464
    5           $135,765   $708,165          $725,499            $745,839
    6           $167,123   $728,817          $753,341            $783,247
    7           $200,049   $749,102          $782,375            $824,496
    8           $234,622   $769,026          $812,652            $869,988
    9           $270,923   $788,584          $844,211            $920,152
    10          $309,039   $807,772          $877,101          $1,018,353
    15          $530,185   $905,754        $1,119,280          $1,843,026
    20          $812,430   $995,724        $1,499,781          $2,984,325
    25        $1,036,890   $965,723        $1,650,810          $4,337,473
    30        $1,323,364   $926,699        $1,825,559          $6,333,591
    35        $1,688,985   $870,824        $2,025,771          $9,279,957
    40        $2,155,620   $784,741        $2,290,134         $13,659,768
    45        $2,751,178   $651,346        $2,624,162         $20,332,312
    50        $3,511,278         $0        $2,984,342         $30,689,339
    55        $4,481,379         $0        $3,337,763         $46,167,803
    60        $5,719,501         $0        $3,754,135         $67,278,883
    65        $7,299,694         $0        $4,609,676        $113,237,019
    70        $9,316,465         $0        $5,676,672        $189,881,153
    75       $11,890,433         $0        $7,015,191        $317,751,431
    79       $14,452,895         $0        $8,336,103        $479,570,740


                             ACCOUNT VALUE                                CASH SURRENDER VALUE
   YEAR        0%               6%                 12%          0%               6%                 12%
----------  ------------------------------------------------------------------------------------------------
    1         $18,140           $19,338             $20,537     $8,795            $9,993             $11,192
    2         $35,412           $38,921             $42,578    $26,733           $30,243             $33,900
    3         $52,316           $59,266             $66,800    $44,304           $51,255             $58,788
    4         $68,894           $80,442             $93,464    $61,549           $73,097             $86,119
    5         $85,165          $102,499            $122,839    $78,486           $95,820            $116,161
    6        $105,817          $130,341            $160,247    $99,805          $124,329            $154,235
    7        $126,102          $159,375            $201,496   $120,757          $154,030            $196,151
    8        $146,026          $189,652            $246,988   $141,348          $184,973            $242,309
    9        $165,584          $221,211            $297,152   $161,572          $217,199            $293,140
    10       $184,772          $254,101            $352,452   $184,772          $254,101            $352,452
    15       $282,754          $453,318            $746,441   $282,754          $453,318            $746,441
    20       $372,724          $703,185          $1,399,226   $372,724          $703,185          $1,399,226
    25       $342,723          $884,051          $2,322,827   $342,723          $884,051          $2,322,827
    30       $303,699        $1,103,619          $3,828,894   $303,699        $1,103,619          $3,828,894
    35       $247,824        $1,365,015          $6,253,068   $247,824        $1,365,015          $6,253,068
    40       $161,741        $1,667,134         $10,102,532   $161,741        $1,667,134         $10,102,532
    45        $28,346        $2,001,162         $16,178,794    $28,346        $2,001,162         $16,178,794
    50             $0        $2,361,342         $25,793,987         $0        $2,361,342         $25,793,987
    55             $0        $2,714,763         $40,843,228         $0        $2,714,763         $40,843,228
    60             $0        $3,131,135         $66,612,755         $0        $3,131,135         $66,612,755
    65             $0        $3,986,676        $112,115,860         $0        $3,986,676        $112,115,860
    70             $0        $5,053,672        $188,001,141         $0        $5,053,672        $188,001,141
    75             $0        $6,392,191        $314,605,377         $0        $6,392,191        $314,605,377
    79             $0        $7,713,103        $474,822,515         $0        $7,713,103        $474,822,515



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

60

-------------------------------------------------------------------------------


                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                              $623,000 FACE AMOUNT
                 ISSUE AGE: 41 MALE PREFERRED PLUS NON-NICOTINE
                      $23,400 PLANNED PREMIUM FOR 20 YEARS
                         (BASED ON GUARANTEED CHARGES)



               TOTAL
              PREMIUMS
              WITH 5%                      DEATH BENEFIT
   YEAR       INTEREST       0%               6%                 12%
-------------------------------------------------------------------------
    1            $24,570   $639,866          $641,012            $642,161
    2            $50,369   $655,406          $658,720            $662,177
    3            $77,457   $670,586          $677,086            $684,141
    4           $105,900   $685,380          $696,106            $708,222
    5           $135,765   $699,782          $715,796            $734,626
    6           $167,123   $713,804          $736,192            $763,601
    7           $200,049   $727,440          $757,313            $795,400
    8           $234,622   $740,764          $779,260            $830,387
    9           $270,923   $753,762          $802,051            $868,873
    10          $309,039   $766,408          $825,692            $911,187
    15          $530,185   $845,455          $983,696          $1,485,879
    20          $812,430   $909,461        $1,170,581          $2,322,995
    25        $1,036,890   $850,673        $1,266,985          $3,177,737
    30        $1,323,364   $770,525        $1,360,315          $4,337,415
    35        $1,688,985   $655,975        $1,433,688          $5,911,350
    40        $2,155,620         $0        $1,448,055          $8,025,378
    45        $2,751,178         $0        $1,329,810         $10,834,498
    50        $3,511,278         $0          $967,037         $14,488,348
    55        $4,481,379         $0                $0         $19,188,619
    60        $5,719,501         $0                $0         $26,087,440
    65        $7,299,694         $0                $0         $41,452,230
    70        $9,316,465         $0                $0         $66,674,015
    75       $11,890,433         $0                $0        $107,557,156
    79       $14,452,895         $0                $0        $156,514,081


                            ACCOUNT VALUE                              CASH SURRENDER VALUE
   YEAR        0%              6%                12%          0%              6%                12%
----------  --------------------------------------------------------------------------------------------
    1         $16,866         $18,012             $19,161     $7,521          $8,667              $9,816
    2         $32,406         $35,720             $39,177    $23,728         $27,042             $30,498
    3         $47,586         $54,086             $61,141    $39,575         $46,074             $53,129
    4         $62,380         $73,106             $85,222    $55,035         $65,760             $77,877
    5         $76,782         $92,796            $111,626    $70,104         $86,117            $104,948
    6         $90,804        $113,192            $140,601    $84,792        $107,180            $134,589
    7        $104,440        $134,313            $172,400    $99,095        $128,968            $167,054
    8        $117,764        $156,260            $207,387   $113,085        $151,582            $202,708
    9        $130,762        $179,051            $245,873   $126,750        $175,039            $241,861
    10       $143,408        $202,692            $288,187   $143,408        $202,692            $288,187
    15       $222,455        $360,696            $601,794   $222,455        $360,696            $601,794
    20       $286,461        $547,581          $1,089,156   $286,461        $547,581          $1,089,156
    25       $227,673        $643,985          $1,701,759   $227,673        $643,985          $1,701,759
    30       $147,525        $737,315          $2,622,130   $147,525        $737,315          $2,622,130
    35        $32,975        $810,688          $3,983,216    $32,975        $810,688          $3,983,216
    40             $0        $825,055          $5,935,433         $0        $825,055          $5,935,433
    45             $0        $706,810          $8,621,209         $0        $706,810          $8,621,209
    50             $0        $344,037         $12,177,267         $0        $344,037         $12,177,267
    55             $0              $0         $16,975,578         $0              $0         $16,975,578
    60             $0              $0         $25,464,440         $0              $0         $25,464,440
    65             $0              $0         $40,829,230         $0              $0         $40,829,230
    70             $0              $0         $66,013,877         $0              $0         $66,013,877
    75             $0              $0        $106,492,234         $0              $0        $106,492,234
    79             $0              $0        $154,964,436         $0              $0        $154,964,436



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

-------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

811-07271

811-07273

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD LEADERS VARIABLE UNIVERSAL LIFE LIBERTY (SERIES II)
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 2, 2011



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2011

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 11, 2011 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2010: $13,691,277; 2009:
$15,070,197; and 2008: $20,679,265. HESCO did not retain any of these commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professional ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday for Policies issued before January 1, 2009 and the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday for Policies issued on or after January 1, 2009, (unisex rates may be required in some states). A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday for Policies issued before January 1, 2009 and the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday for Policies issued on or after January 1, 2009, (unisex rates may be required in some states). The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect. We reserve the right to limit the number of increases made under the Policy to not more than one in any 12 month period.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as premium base loads, mortality and expense risk charges, cost of insurance, administrative and issue charges, and surrender charges. These charges vary depending on your age, gender, Face Amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for year ended December 31, 2010 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


For the most recent quarterly financial statement information for Hartford Life and Annuity Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II AND THE BOARD OF DIRECTORS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account VL II as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH          INTERNATIONAL           SMALL/MID CAP
                                          STRATEGY PORTFOLIO        VALUE PORTFOLIO         VALUE PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               44,530                   450,957                 338,754
                                               ========                ==========              ==========
  Cost                                         $461,655                $8,793,657              $4,928,113
                                               ========                ==========              ==========
  Market Value                                 $506,748                $6,660,629              $5,714,787
 Due from Hartford Life and Annuity
  Insurance Company                                   3                        --                     488
 Receivable from fund shares sold                    --                       566                      --
 Other assets                                        --                        --                      --
                                               --------                ----------              ----------
 Total Assets                                   506,751                 6,661,195               5,715,275
                                               --------                ----------              ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                       566                      --
 Payable for fund shares purchased                    3                        --                     488
 Other liabilities                                   15                        --                      --
                                               --------                ----------              ----------
 Total Liabilities                                   18                       566                     488
                                               --------                ----------              ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $506,733                $6,660,629              $5,714,787
                                               ========                ==========              ==========

                                                                ALLIANCEBERNSTEIN VPS
                                        ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                           VALUE PORTFOLIO         GROWTH PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               1,242                    91,827
                                               =======                ==========
  Cost                                         $10,131                $1,795,793
                                               =======                ==========
  Market Value                                 $12,114                $1,674,918
 Due from Hartford Life and Annuity
  Insurance Company                                 --                        --
 Receivable from fund shares sold                   --                    45,888
 Other assets                                       --                        --
                                               -------                ----------
 Total Assets                                   12,114                 1,720,806
                                               -------                ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                    45,888
 Payable for fund shares purchased                  --                        --
 Other liabilities                                  --                        --
                                               -------                ----------
 Total Liabilities                                  --                    45,888
                                               -------                ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $12,114                $1,674,918
                                               =======                ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  INVESCO V.I.        INVESCO V.I.        INVESCO V.I.
                                    CAPITAL               CORE           INTERNATIONAL
                               APPRECIATION FUND      EQUITY FUND         GROWTH FUND
                                SUB-ACCOUNT (A)     SUB-ACCOUNT (B)     SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    103,399              47,341             232,824
                                   ==========          ==========          ==========
  Cost                             $2,449,561          $1,036,159          $5,518,967
                                   ==========          ==========          ==========
  Market Value                     $2,409,197          $1,279,622          $6,679,720
 Due from Hartford Life and
  Annuity Insurance Company                --                  19               5,259
 Receivable from fund shares
  sold                                  2,096                  --                  --
 Other assets                              --                  --                  --
                                   ----------          ----------          ----------
 Total Assets                       2,411,293           1,279,641           6,684,979
                                   ----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             2,096                  --                  --
 Payable for fund shares
  purchased                                --                  19               5,259
 Other liabilities                         --                  --                  --
                                   ----------          ----------          ----------
 Total Liabilities                      2,096                  19               5,259
                                   ----------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                      $2,409,197          $1,279,622          $6,679,720
                                   ==========          ==========          ==========

                                  INVESCO V.I.        INVESCO V.I.
                                  MID CAP CORE         SMALL CAP
                                  EQUITY FUND         EQUITY FUND
                                SUB-ACCOUNT (D)     SUB-ACCOUNT (E)
-----------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares                    334,627             150,290
                                   ==========          ==========
  Cost                             $4,144,175          $2,106,799
                                   ==========          ==========
  Market Value                     $4,146,024          $2,484,288
 Due from Hartford Life and
  Annuity Insurance Company                --              49,411
 Receivable from fund shares
  sold                                     --                  --
 Other assets                              --                  --
                                   ----------          ----------
 Total Assets                       4,146,024           2,533,699
                                   ----------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                  --
 Payable for fund shares
  purchased                                --              49,411
 Other liabilities                         --                  --
                                   ----------          ----------
 Total Liabilities                         --              49,411
                                   ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                      $4,146,024          $2,484,288
                                   ==========          ==========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             INVESCO V.I.            INVESCO V.I.          INVESCO V.I.
                                                CAPITAL                 GLOBAL                GLOBAL
                                           DEVELOPMENT FUND        MULTI-ASSET FUND      REAL ESTATE FUND
                                            SUB-ACCOUNT (F)        SUB-ACCOUNT (G)       SUB-ACCOUNT (H)
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                131,992                63,975                10,322
                                              ===========              ========              ========
  Cost                                         $2,436,492              $863,665              $125,687
                                              ===========              ========              ========
  Market Value                                 $1,770,018              $975,626              $140,177
 Due from Hartford Life and Annuity
  Insurance Company                                    --                    --                    --
 Receivable from fund shares sold                   1,537                    --                    --
 Other assets                                          --                    --                    --
                                              -----------              --------              --------
 Total Assets                                   1,771,555               975,626               140,177
                                              -----------              --------              --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 1,537                    --                    --
 Payable for fund shares purchased                     --                    --                    --
 Other liabilities                                     --                    --                    --
                                              -----------              --------              --------
 Total Liabilities                                  1,537                    --                    --
                                              -----------              --------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $1,770,018              $975,626              $140,177
                                              ===========              ========              ========

                                         ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS
                                              REAL ESTATE                GLOBAL
                                          INVESTMENT PORTFOLIO          BOND FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 8,741                   133,672
                                                ========               ===========
  Cost                                           $98,753                $1,489,107
                                                ========               ===========
  Market Value                                  $105,335                $1,574,654
 Due from Hartford Life and Annuity
  Insurance Company                                   --                        18
 Receivable from fund shares sold                     --                        --
 Other assets                                         --                        --
                                                --------               -----------
 Total Assets                                    105,335                 1,574,672
                                                --------               -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                        --
 Payable for fund shares purchased                    --                        18
 Other liabilities                                    --                        --
                                                --------               -----------
 Total Liabilities                                    --                        18
                                                --------               -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $105,335                $1,574,654
                                                ========               ===========

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

(h) Formerly AIM V.I. Global Real Estate Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS                              AMERICAN FUNDS
                                           CAPITAL WORLD        AMERICAN FUNDS          BLUE CHIP
                                             GROWTH &               ASSET               INCOME AND
                                            INCOME FUND        ALLOCATION FUND         GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              290,637             1,844,701             1,917,400
                                            ===========          ============          ============
  Cost                                       $2,242,202           $30,267,900           $18,443,256
                                            ===========          ============          ============
  Market Value                               $2,888,928           $29,828,809           $17,601,730
 Due from Hartford Life and Annuity
  Insurance Company                               1,257                 1,743                13,173
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                            -----------          ------------          ------------
 Total Assets                                 2,890,185            29,830,552            17,614,903
                                            -----------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                    --                    --
 Payable for fund shares purchased                1,257                 1,743                13,173
 Other liabilities                                   --                     2                    --
                                            -----------          ------------          ------------
 Total Liabilities                                1,257                 1,745                13,173
                                            -----------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,888,928           $29,828,807           $17,601,730
                                            ===========          ============          ============


                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL
                                             BOND FUND            GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             2,933,316             1,020,230
                                            ============          ============
  Cost                                       $31,432,144           $17,179,851
                                            ============          ============
  Market Value                               $30,975,818           $21,914,533
 Due from Hartford Life and Annuity
  Insurance Company                                  246                 7,766
 Receivable from fund shares sold                     --                    --
 Other assets                                          1                    --
                                            ------------          ------------
 Total Assets                                 30,976,065            21,922,299
                                            ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --
 Payable for fund shares purchased                   246                 7,766
 Other liabilities                                    --                     2
                                            ------------          ------------
 Total Liabilities                                   246                 7,768
                                            ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $30,975,819           $21,914,531
                                            ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                             GROWTH FUND        GROWTH-INCOME FUND     INTERNATIONAL FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,529,344              1,927,009              2,167,921
                                             ===========            ===========            ===========
  Cost                                       $74,799,819            $64,552,548            $36,902,929
                                             ===========            ===========            ===========
  Market Value                               $83,104,568            $66,000,061            $38,979,220
 Due from Hartford Life and Annuity
  Insurance Company                               29,363                 13,569                  7,094
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                        146                     --                     --
                                             -----------            -----------            -----------
 Total Assets                                 83,134,077             66,013,630             38,986,314
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                     --                     --
 Payable for fund shares purchased                29,363                 13,569                  7,094
 Other liabilities                                    --                     21                    646
                                             -----------            -----------            -----------
 Total Liabilities                                29,363                 13,590                  7,740
                                             -----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $83,104,714            $66,000,040            $38,978,574
                                             ===========            ===========            ===========

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS          GLOBAL SMALL
                                           NEW WORLD FUND       CAPITALIZATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               758,682                794,725
                                             ===========            ===========
  Cost                                       $12,812,954            $12,088,358
                                             ===========            ===========
  Market Value                               $17,517,974            $16,967,384
 Due from Hartford Life and Annuity
  Insurance Company                                   --                     --
 Receivable from fund shares sold                 39,988                 45,935
 Other assets                                         --                      8
                                             -----------            -----------
 Total Assets                                 17,557,962             17,013,327
                                             -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               39,988                 45,935
 Payable for fund shares purchased                    --                     --
 Other liabilities                                    --                     --
                                             -----------            -----------
 Total Liabilities                                39,988                 45,935
                                             -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $17,517,974            $16,967,392
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             FIDELITY VIP            FIDELITY VIP            FIDELITY VIP
                                            ASSET MANAGER           EQUITY-INCOME               GROWTH
                                              PORTFOLIO               PORTFOLIO               PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 77,784                 805,938                   1,783
                                             ============            ============            ============
  Cost                                         $1,366,412             $17,672,594                 $50,061
                                             ============            ============            ============
  Market Value                                 $1,130,973             $15,311,628                 $65,456
 Due from Hartford Life and Annuity
  Insurance Company                                    --                      --                     925
 Receivable from fund shares sold                      --                      --                      --
 Other assets                                          --                      --                      --
                                             ------------            ------------            ------------
 Total Assets                                   1,130,973              15,311,628                  66,381
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                      --                      --
 Payable for fund shares purchased                     --                      --                     925
 Other liabilities                                     --                      --                      --
                                             ------------            ------------            ------------
 Total Liabilities                                     --                      --                     925
                                             ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $1,130,973             $15,311,628                 $65,456
                                             ============            ============            ============

                                             FIDELITY VIP            FIDELITY VIP
                                              CONTRAFUND               OVERSEAS
                                              PORTFOLIO               PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                695,579                  29,422
                                             ============            ============
  Cost                                        $17,356,127                $574,707
                                             ============            ============
  Market Value                                $16,339,146                $493,414
 Due from Hartford Life and Annuity
  Insurance Company                                   970                      --
 Receivable from fund shares sold                      --                      --
 Other assets                                          --                      --
                                             ------------            ------------
 Total Assets                                  16,340,116                 493,414
                                             ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                      --
 Payable for fund shares purchased                    970                      --
 Other liabilities                                     --                      --
                                             ------------            ------------
 Total Liabilities                                    970                      --
                                             ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $16,339,146                $493,414
                                             ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                      FIDELITY VIP
                                            FIDELITY VIP         FIDELITY VIP        DYNAMIC CAPITAL
                                              MID CAP          VALUE STRATEGIES       APPRECIATION
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               422,690              7,578                8,779
                                            ============            =======              =======
  Cost                                       $11,671,124            $39,617              $43,053
                                            ============            =======              =======
  Market Value                               $13,581,012            $74,188              $72,953
 Due from Hartford Life and Annuity
  Insurance Company                                2,802                928                   --
 Receivable from fund shares sold                     --                 --                   --
 Other assets                                          1                 --                   --
                                            ------------            -------              -------
 Total Assets                                 13,583,815             75,116               72,953
                                            ------------            -------              -------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                 --                   --
 Payable for fund shares purchased                 2,802                928                   --
 Other liabilities                                    --                 --                   --
                                            ------------            -------              -------
 Total Liabilities                                 2,802                928                   --
                                            ------------            -------              -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $13,581,013            $74,188              $72,953
                                            ============            =======              =======


                                           FIDELITY VIP        FIDELITY VIP
                                           FREEDOM 2010        FREEDOM 2020
                                            PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares                             38,098              51,597
                                             ========            ========
  Cost                                       $341,401            $448,145
                                             ========            ========
  Market Value                               $402,314            $544,351
 Due from Hartford Life and Annuity
  Insurance Company                                --                  --
 Receivable from fund shares sold                  --                  --
 Other assets                                      --                  --
                                             --------            --------
 Total Assets                                 402,314             544,351
                                             --------            --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                  --
 Payable for fund shares purchased                 --                  --
 Other liabilities                                 --                  --
                                             --------            --------
 Total Liabilities                                 --                  --
                                             --------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $402,314            $544,351
                                             ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                         FRANKLIN
                                           FIDELITY VIP          FIDELITY VIP             RISING
                                           FREEDOM 2030        STRATEGIC INCOME          DIVIDENDS
                                             PORTFOLIO             PORTFOLIO          SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              37,484                 9,046                18,724
                                             =========             =========             =========
  Cost                                        $325,269              $105,475              $319,478
                                             =========             =========             =========
  Market Value                                $381,587              $102,492              $352,381
 Due from Hartford Life and Annuity
  Insurance Company                                 --                     3                     7
 Receivable from fund shares sold                   --                    --                    --
 Other assets                                       --                    --                    --
                                             ---------             ---------             ---------
 Total Assets                                  381,587               102,495               352,388
                                             ---------             ---------             ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                    --                    --
 Payable for fund shares purchased                  --                     3                     7
 Other liabilities                                  --                    --                    --
                                             ---------             ---------             ---------
 Total Liabilities                                  --                     3                     7
                                             ---------             ---------             ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $381,587              $102,492              $352,381
                                             =========             =========             =========

                                                                    FRANKLIN
                                              FRANKLIN            SMALL-MID CAP
                                               INCOME                GROWTH
                                           SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,018,454               37,613
                                             ===========            =========
  Cost                                       $15,475,899             $606,433
                                             ===========            =========
  Market Value                               $15,093,483             $809,801
 Due from Hartford Life and Annuity
  Insurance Company                                  990                   --
 Receivable from fund shares sold                     --                   --
 Other assets                                          1                   --
                                             -----------            ---------
 Total Assets                                 15,094,474              809,801
                                             -----------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                   --
 Payable for fund shares purchased                   990                   --
 Other liabilities                                    --                   --
                                             -----------            ---------
 Total Liabilities                                   990                   --
                                             -----------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $15,093,484             $809,801
                                             ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                               FRANKLIN                FRANKLIN
                                              SMALL CAP               STRATEGIC
                                                VALUE                   INCOME              MUTUAL SHARES
                                           SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                606,079                 989,057               1,211,003
                                             ============            ============            ============
  Cost                                         $8,012,799             $11,647,805             $19,072,320
                                             ============            ============            ============
  Market Value                                 $9,848,777             $12,847,856             $19,315,493
 Due from Hartford Life and Annuity
  Insurance Company                                49,954                   3,913                  15,395
 Receivable from fund shares sold                      --                      --                      --
 Other assets                                           1                      --                      --
                                             ------------            ------------            ------------
 Total Assets                                   9,898,732              12,851,769              19,330,888
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                      --                      --
 Payable for fund shares purchased                 49,954                   3,913                  15,395
 Other liabilities                                     --                      --                      --
                                             ------------            ------------            ------------
 Total Liabilities                                 49,954                   3,913                  15,395
                                             ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $9,848,778             $12,847,856             $19,315,493
                                             ============            ============            ============

                                              TEMPLETON
                                              DEVELOPING              TEMPLETON
                                               MARKETS                 FOREIGN
                                           SECURITIES FUND         SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                116,840                 152,737
                                             ============            ============
  Cost                                         $1,038,936              $1,976,298
                                             ============            ============
  Market Value                                 $1,331,977              $2,182,613
 Due from Hartford Life and Annuity
  Insurance Company                                     3                   2,947
 Receivable from fund shares sold                      --                      --
 Other assets                                          --                      --
                                             ------------            ------------
 Total Assets                                   1,331,980               2,185,560
                                             ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                      --
 Payable for fund shares purchased                      3                   2,947
 Other liabilities                                     --                      --
                                             ------------            ------------
 Total Liabilities                                      3                   2,947
                                             ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $1,331,977              $2,182,613
                                             ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                        FRANKLIN
                                             TEMPLETON              MUTUAL              FLEX CAP
                                              GROWTH           GLOBAL DISCOVERY          GROWTH
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              358,112               543,898             30,088
                                            ===========          ============           ========
  Cost                                       $4,052,637           $10,853,922           $298,012
                                            ===========          ============           ========
  Market Value                               $3,942,812           $11,307,645           $382,122
 Due from Hartford Life and Annuity
  Insurance Company                               4,811                 2,262                 19
 Receivable from fund shares sold                    --                    --                 --
 Other assets                                        --                    --                 --
                                            -----------          ------------           --------
 Total Assets                                 3,947,623            11,309,907            382,141
                                            -----------          ------------           --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                    --                 --
 Payable for fund shares purchased                4,811                 2,262                 19
 Other liabilities                                   --                    --                 --
                                            -----------          ------------           --------
 Total Liabilities                                4,811                 2,262                 19
                                            -----------          ------------           --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $3,942,812           $11,307,645           $382,122
                                            ===========          ============           ========


                                             TEMPLETON              HARTFORD
                                            GLOBAL BOND             ADVISERS
                                          SECURITIES FUND           HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (I)
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               883,531             1,988,969
                                            ============          ============
  Cost                                       $15,432,537           $50,170,436
                                            ============          ============
  Market Value                               $17,220,024           $38,430,851
 Due from Hartford Life and Annuity
  Insurance Company                                5,233                19,370
 Receivable from fund shares sold                     --                    --
 Other assets                                          1                     6
                                            ------------          ------------
 Total Assets                                 17,225,258            38,450,227
                                            ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --
 Payable for fund shares purchased                 5,233                19,370
 Other liabilities                                    --                    --
                                            ------------          ------------
 Total Liabilities                                 5,233                19,370
                                            ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $17,220,025           $38,430,857
                                            ============          ============

(i) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD                HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL                DIVIDEND
                                             RETURN BOND            APPRECIATION            AND GROWTH
                                              HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             6,329,795               2,522,891              2,757,776
                                             ===========            ============            ===========
  Cost                                       $70,273,152            $119,944,873            $53,398,677
                                             ===========            ============            ===========
  Market Value                               $68,968,903            $106,868,641            $53,774,597
 Due from Hartford Life and Annuity
  Insurance Company                               27,485                  70,047                 19,448
 Receivable from fund shares sold                     --                      --                     --
 Other assets                                         20                      13                     11
                                             -----------            ------------            -----------
 Total Assets                                 68,996,408             106,938,701             53,794,056
                                             -----------            ------------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                      --                     --
 Payable for fund shares purchased                27,485                  70,047                 19,448
 Other liabilities                                    --                      --                     --
                                             -----------            ------------            -----------
 Total Liabilities                                27,485                  70,047                 19,448
                                             -----------            ------------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $68,968,923            $106,868,654            $53,774,608
                                             ===========            ============            ===========


                                             HARTFORD             HARTFORD
                                          GLOBAL RESEARCH       GLOBAL GROWTH
                                             HLS FUND             HLS FUND
                                          SUB-ACCOUNT (J)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares                              12,486               22,691
                                             =========            =========
  Cost                                        $106,670             $351,503
                                             =========            =========
  Market Value                                $124,154             $354,475
 Due from Hartford Life and Annuity
  Insurance Company                                 --                   --
 Receivable from fund shares sold                   --                   --
 Other assets                                       --                   --
                                             ---------            ---------
 Total Assets                                  124,154              354,475
                                             ---------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                   --
 Payable for fund shares purchased                  --                   --
 Other liabilities                                  --                   --
                                             ---------            ---------
 Total Liabilities                                  --                   --
                                             ---------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $124,154             $354,475
                                             =========            =========

(j)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD                                   HARTFORD
                                             DISCIPLINED            HARTFORD              GROWTH
                                               EQUITY                GROWTH            OPPORTUNITIES
                                              HLS FUND              HLS FUND             HLS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT (K)         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,102,574              51,297                578,083
                                             ===========            ========            ===========
  Cost                                       $12,537,170            $505,439            $13,003,161
                                             ===========            ========            ===========
  Market Value                               $13,003,852            $616,403            $14,950,390
 Due from Hartford Life and Annuity
  Insurance Company                                9,493                   9                  7,948
 Receivable from fund shares sold                     --                  --                     --
 Other assets                                          8                  --                     --
                                             -----------            --------            -----------
 Total Assets                                 13,013,353             616,412             14,958,338
                                             -----------            --------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                  --                     --
 Payable for fund shares purchased                 9,493                   9                  7,948
 Other liabilities                                    --                  --                     --
                                             -----------            --------            -----------
 Total Liabilities                                 9,493                   9                  7,948
                                             -----------            --------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $13,003,860            $616,403            $14,950,390
                                             ===========            ========            ===========


                                              HARTFORD              HARTFORD
                                             HIGH YIELD               INDEX
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              355,993              1,644,784
                                             ==========            ===========
  Cost                                       $2,935,967            $57,017,442
                                             ==========            ===========
  Market Value                               $3,259,015            $43,093,025
 Due from Hartford Life and Annuity
  Insurance Company                               9,097                  1,874
 Receivable from fund shares sold                    --                     --
 Other assets                                        --                      8
                                             ----------            -----------
 Total Assets                                 3,268,112             43,094,907
                                             ----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                     --
 Payable for fund shares purchased                9,097                  1,874
 Other liabilities                                   --                     --
                                             ----------            -----------
 Total Liabilities                                9,097                  1,874
                                             ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $3,259,015            $43,093,033
                                             ==========            ===========

(k) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD
                                            INTERNATIONAL        SMALL/MID CAP           HARTFORD
                                            OPPORTUNITIES            EQUITY               MIDCAP
                                              HLS FUND              HLS FUND             HLS FUND
                                         SUB-ACCOUNT (L)(M)     SUB-ACCOUNT (N)         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,845,568              28,179              1,281,093
                                             ===========            ========            ===========
  Cost                                       $23,440,862            $185,207            $26,967,703
                                             ===========            ========            ===========
  Market Value                               $22,998,863            $277,545            $33,325,799
 Due from Hartford Life and Annuity
  Insurance Company                                   --                  --                  8,975
 Receivable from fund shares sold                 37,978                  --                     --
 Other assets                                         --                  --                     --
                                             -----------            --------            -----------
 Total Assets                                 23,036,841             277,545             33,334,774
                                             -----------            --------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               37,978                  --                     --
 Payable for fund shares purchased                    --                  --                  8,975
 Other liabilities                                     5                  --                      6
                                             -----------            --------            -----------
 Total Liabilities                                37,983                  --                  8,981
                                             -----------            --------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $22,998,858            $277,545            $33,325,793
                                             ===========            ========            ===========


                                              HARTFORD              HARTFORD
                                            MIDCAP VALUE          MONEY MARKET
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              627,443             52,267,898
                                             ==========            ===========
  Cost                                       $8,071,954            $52,267,897
                                             ==========            ===========
  Market Value                               $6,476,798            $52,267,897
 Due from Hartford Life and Annuity
  Insurance Company                              46,109                     --
 Receivable from fund shares sold                    --                 71,915
 Other assets                                        --                     --
                                             ----------            -----------
 Total Assets                                 6,522,907             52,339,812
                                             ----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                 71,915
 Payable for fund shares purchased               46,109                     --
 Other liabilities                                   --                     --
                                             ----------            -----------
 Total Liabilities                               46,109                 71,915
                                             ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $6,476,798            $52,267,897
                                             ==========            ===========

(l) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(m) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(n) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             HARTFORD              HARTFORD             HARTFORD
                                           SMALL COMPANY       SMALLCAP GROWTH            STOCK
                                             HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            1,014,432               3,583                985,202
                                            ===========            ========            ===========
  Cost                                      $14,381,778             $49,010            $58,325,620
                                            ===========            ========            ===========
  Market Value                              $17,917,687             $76,554            $40,377,416
 Due from Hartford Life and Annuity
  Insurance Company                              10,157                  --                 42,465
 Receivable from fund shares sold                    --                  --                     --
 Other assets                                        --                  --                      9
                                            -----------            --------            -----------
 Total Assets                                17,927,844              76,554             40,419,890
                                            -----------            --------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                  --                     --
 Payable for fund shares purchased               10,157                  --                 42,465
 Other liabilities                                    3                  --                     --
                                            -----------            --------            -----------
 Total Liabilities                               10,160                  --                 42,465
                                            -----------            --------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $17,917,684             $76,554            $40,377,425
                                            ===========            ========            ===========

                                             HARTFORD
                                         U.S. GOVERNMENT          HARTFORD
                                            SECURITIES              VALUE
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (O)(P)
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of Shares                             697,353             1,639,415
                                            ==========           ===========
  Cost                                      $7,463,875           $16,474,174
                                            ==========           ===========
  Market Value                              $7,291,233           $17,659,958
 Due from Hartford Life and Annuity
  Insurance Company                                 --                 1,241
 Receivable from fund shares sold                   35                    --
 Other assets                                       --                    --
                                            ----------           -----------
 Total Assets                                7,291,268            17,661,199
                                            ----------           -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 35                    --
 Payable for fund shares purchased                  --                 1,241
 Other liabilities                                  --                    --
                                            ----------           -----------
 Total Liabilities                                  35                 1,241
                                            ----------           -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $7,291,233           $17,659,958
                                            ==========           ===========

(o) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(p) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    LORD ABBETT        LORD ABBETT         LORD ABBETT
                                    FUNDAMENTAL     CAPITAL STRUCTURE     BOND-DEBENTURE
                                 EQUITY PORTFOLIO       PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT (Q)    SUB-ACCOUNT (R)       SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       1,840             139,962             541,578
                                     =========          ==========          ==========
  Cost                                 $30,091          $1,902,314          $5,476,783
                                     =========          ==========          ==========
  Market Value                         $32,501          $1,874,086          $6,461,025
 Due from Hartford Life and
  Annuity Insurance Company                  1               1,110                 618
 Receivable from fund shares
  sold                                      --                  --                  --
 Other assets                               --                  --                  --
                                     ---------          ----------          ----------
 Total Assets                           32,502           1,875,196           6,461,643
                                     ---------          ----------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                  --                  --
 Payable for fund shares
  purchased                                  1               1,110                 618
 Other liabilities                          --                  --                  --
                                     ---------          ----------          ----------
 Total Liabilities                           1               1,110                 618
                                     ---------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $32,501          $1,874,086          $6,461,025
                                     =========          ==========          ==========

                                    LORD ABBETT
                                     GROWTH AND
                                       INCOME           MFS GROWTH
                                     PORTFOLIO            SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  -------------------------------------
ASSETS:
 Investments:
  Number of Shares                       82,419              2,589
                                     ==========          =========
  Cost                               $2,086,181            $45,684
                                     ==========          =========
  Market Value                       $1,959,099            $63,933
 Due from Hartford Life and
  Annuity Insurance Company                   6                 --
 Receivable from fund shares
  sold                                       --                 --
 Other assets                                --                 --
                                     ----------          ---------
 Total Assets                         1,959,105             63,933
                                     ----------          ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                 --
 Payable for fund shares
  purchased                                   6                 --
 Other liabilities                           --                 --
                                     ----------          ---------
 Total Liabilities                            6                 --
                                     ----------          ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $1,959,099            $63,933
                                     ==========          =========

(q) Funded May 24, 2010

(r)  Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          MFS INVESTORS           MFS NEW              MFS TOTAL
                                           TRUST SERIES       DISCOVERY SERIES       RETURN SERIES
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             24,527               117,660               483,324
                                             ========            ==========            ==========
  Cost                                       $371,199            $1,717,678            $9,778,258
                                             ========            ==========            ==========
  Market Value                               $491,514            $2,154,360            $9,042,990
 Due from Hartford Life and Annuity
  Insurance Company                                --                    --                   703
 Receivable from fund shares sold                  --                    --                    --
 Other assets                                      --                    --                    --
                                             --------            ----------            ----------
 Total Assets                                 491,514             2,154,360             9,043,693
                                             --------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                    --                    --
 Payable for fund shares purchased                 --                    --                   703
 Other liabilities                                 --                    --                    --
                                             --------            ----------            ----------
 Total Liabilities                                 --                    --                   703
                                             --------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $491,514            $2,154,360            $9,042,990
                                             ========            ==========            ==========

                                              MFS VALUE            MFS RESEARCH
                                               SERIES              BOND SERIES
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               863,926               631,275
                                             ===========            ==========
  Cost                                        $9,153,097            $7,845,868
                                             ===========            ==========
  Market Value                               $11,213,763            $7,991,946
 Due from Hartford Life and Annuity
  Insurance Company                                8,457                 9,076
 Receivable from fund shares sold                     --                    --
 Other assets                                         --                    --
                                             -----------            ----------
 Total Assets                                 11,222,220             8,001,022
                                             -----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --
 Payable for fund shares purchased                 8,457                 9,076
 Other liabilities                                     1                    --
                                             -----------            ----------
 Total Liabilities                                 8,458                 9,076
                                             -----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $11,213,762            $7,991,946
                                             ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        UIF CORE PLUS      UIF EMERGING      UIF EMERGING
                                        FIXED INCOME       MARKETS DEBT     MARKETS EQUITY
                                          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                       SUB-ACCOUNT (S)   SUB-ACCOUNT (T)   SUB-ACCOUNT (U)
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                           25,993             3,262             2,578
                                          =========          ========          ========
  Cost                                     $289,178           $27,697           $36,210
                                          =========          ========          ========
  Market Value                             $260,191           $26,555           $39,645
 Due from Hartford Life and Annuity
  Insurance Company                              --                --                --
 Receivable from fund shares sold                --                --                --
 Other assets                                    --                --                --
                                          ---------          --------          --------
 Total Assets                               260,191            26,555            39,645
                                          ---------          --------          --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                              --                --                --
 Payable for fund shares purchased               --                --                --
 Other liabilities                               --                --                --
                                          ---------          --------          --------
 Total Liabilities                               --                --                --
                                          ---------          --------          --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                              $260,191           $26,555           $39,645
                                          =========          ========          ========

                                          INVESCO
                                      VAN KAMPEN V. I.     UIF MID CAP
                                            HIGH              GROWTH
                                         YIELD FUND         PORTFOLIO
                                      SUB-ACCOUNT (V)    SUB-ACCOUNT (W)
------------------------------------  ------------------------------------
ASSETS:
 Investments:
  Number of Shares                           1,048             148,567
                                          ========          ==========
  Cost                                     $13,023            $929,564
                                          ========          ==========
  Market Value                             $12,426          $1,784,287
 Due from Hartford Life and Annuity
  Insurance Company                             --                 561
 Receivable from fund shares sold               --                  --
 Other assets                                   --                  --
                                          --------          ----------
 Total Assets                               12,426           1,784,848
                                          --------          ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                             --                  --
 Payable for fund shares purchased              --                 561
 Other liabilities                              --                  --
                                          --------          ----------
 Total Liabilities                              --                 561
                                          --------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                              $12,426          $1,784,287
                                          ========          ==========

(s) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

(t)  Funded as of October 31, 2010.

(u) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(v) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

(w) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             INVESCO
                                         VAN KAMPEN V. I.    MORGAN STANLEY --    INVESCO V I. SELECT
                                             MID CAP            FOCUS GROWTH           DIMENSIONS
                                            VALUE FUND           PORTFOLIO           BALANCED FUND
                                         SUB-ACCOUNT (X)        SUB-ACCOUNT         SUB-ACCOUNT (Y)
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             226,428                 885                 1,253
                                            ==========            ========              ========
  Cost                                      $3,593,055             $11,897               $17,899
                                            ==========            ========              ========
  Market Value                              $2,880,839             $19,559               $17,228
 Due from Hartford Life and Annuity
  Insurance Company                                 --                  --                    --
 Receivable from fund shares sold                1,282                  --                    --
 Other assets                                       --                  --                    --
                                            ----------            --------              --------
 Total Assets                                2,882,121              19,559                17,228
                                            ----------            --------              --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                              1,282                  --                    --
 Payable for fund shares purchased                  --                  --                    --
 Other liabilities                                  --                  --                    --
                                            ----------            --------              --------
 Total Liabilities                               1,282                  --                    --
                                            ----------            --------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $2,880,839             $19,559               $17,228
                                            ==========            ========              ========

                                                              INVESCO V.I. SELECT
                                         MORGAN STANLEY --         DIMENSIONS
                                          FLEXIBLE INCOME           DIVIDEND
                                             PORTFOLIO            GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (Z)
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               5,117                 2,190
                                              ========              ========
  Cost                                         $34,436               $33,004
                                              ========              ========
  Market Value                                 $31,570               $34,053
 Due from Hartford Life and Annuity
  Insurance Company                                 --                    --
 Receivable from fund shares sold                   --                    --
 Other assets                                       --                    --
                                              --------              --------
 Total Assets                                   31,570                34,053
                                              --------              --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                    --
 Payable for fund shares purchased                  --                    --
 Other liabilities                                  --                    --
                                              --------              --------
 Total Liabilities                                  --                    --
                                              --------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $31,570               $34,053
                                              ========              ========

(x) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

(y)  Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

(z) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                  INVESCO V.I. SELECT        OPPENHEIMER
                                           MORGAN STANLEY --           DIMENSIONS              CAPITAL
                                             MONEY MARKET           EQUALLY-WEIGHTED         APPRECIATION
                                               PORTFOLIO              S&P 500 FUND             FUND/VA
                                              SUB-ACCOUNT           SUB-ACCOUNT (AA)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               204,619                   1,533                  71,932
                                               =========                ========              ==========
  Cost                                          $204,619                 $29,268              $2,764,203
                                               =========                ========              ==========
  Market Value                                  $204,619                 $28,414              $2,876,559
 Due from Hartford Life and Annuity
  Insurance Company                                   --                      --                      --
 Receivable from fund shares sold                     --                      --                   2,308
 Other assets                                         --                      --                      --
                                               ---------                --------              ----------
 Total Assets                                    204,619                  28,414               2,878,867
                                               ---------                --------              ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                      --                   2,308
 Payable for fund shares purchased                    --                      --                      --
 Other liabilities                                    --                      --                      --
                                               ---------                --------              ----------
 Total Liabilities                                    --                      --                   2,308
                                               ---------                --------              ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $204,619                 $28,414              $2,876,559
                                               =========                ========              ==========


                                            OPPENHEIMER           OPPENHEIMER
                                         GLOBAL SECURITIES        MAIN STREET
                                              FUND/VA               FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of Shares                               76,358               36,733
                                             ==========            =========
  Cost                                       $2,386,758             $721,661
                                             ==========            =========
  Market Value                               $2,293,782             $760,746
 Due from Hartford Life and Annuity
  Insurance Company                                  --                   --
 Receivable from fund shares sold                48,174                   --
 Other assets                                        --                   --
                                             ----------            ---------
 Total Assets                                 2,341,956              760,746
                                             ----------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                              48,174                   --
 Payable for fund shares purchased                   --                   --
 Other liabilities                                   --                   --
                                             ----------            ---------
 Total Liabilities                               48,174                   --
                                             ----------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,293,782             $760,746
                                             ==========            =========

(aa) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                    MAIN STREET         OPPENHEIMER         PUTNAM VT
                                     SMALL CAP             VALUE           DIVERSIFIED
                                      FUND/VA             FUND/VA          INCOME FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      115,172              4,502             983,260
                                     ==========          =========          ==========
  Cost                               $1,202,085            $34,441          $7,242,996
                                     ==========          =========          ==========
  Market Value                       $2,015,506            $46,059          $7,705,737
 Due from Hartford Life and
  Annuity Insurance Company               1,356                 --                 248
 Receivable from fund shares
  sold                                       --                 --                  --
 Other assets                                --                 --                  --
                                     ----------          ---------          ----------
 Total Assets                         2,016,862             46,059           7,705,985
                                     ----------          ---------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                 --                  --
 Payable for fund shares
  purchased                               1,356                 --                 248
 Other liabilities                           --                 --                  --
                                     ----------          ---------          ----------
 Total Liabilities                        1,356                 --                 248
                                     ----------          ---------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $2,015,506            $46,059          $7,705,737
                                     ==========          =========          ==========


                                     PUTNAM VT          PUTNAM VT
                                   GLOBAL ASSET           GLOBAL
                                  ALLOCATION FUND      EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  -------------------------------------
ASSETS:
 Investments:
  Number of Shares                      34,439             304,083
                                     =========          ==========
  Cost                                $601,752          $6,478,606
                                     =========          ==========
  Market Value                        $509,935          $3,317,344
 Due from Hartford Life and
  Annuity Insurance Company                 --                  --
 Receivable from fund shares
  sold                                      --                  --
 Other assets                               --                  --
                                     ---------          ----------
 Total Assets                          509,935           3,317,344
                                     ---------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                  --
 Payable for fund shares
  purchased                                 --                  --
 Other liabilities                          --                  --
                                     ---------          ----------
 Total Liabilities                          --                  --
                                     ---------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $509,935          $3,317,344
                                     =========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              PUTNAM VT            PUTNAM VT             PUTNAM VT
                                             GROWTH AND          GLOBAL HEALTH             HIGH
                                             INCOME FUND           CARE FUND            YIELD FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               723,967              49,669              1,441,839
                                             ===========            ========            ===========
  Cost                                       $18,848,475            $497,923            $11,931,482
                                             ===========            ========            ===========
  Market Value                               $11,806,839            $615,900            $10,120,431
 Due from Hartford Life and Annuity
  Insurance Company                                  843                  --                     --
 Receivable from fund shares sold                     --                  --                     --
 Other assets                                         --                  --                     --
                                             -----------            --------            -----------
 Total Assets                                 11,807,682             615,900             10,120,431
                                             -----------            --------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                  --                     --
 Payable for fund shares purchased                   843                  --                     --
 Other liabilities                                    --                  --                     --
                                             -----------            --------            -----------
 Total Liabilities                                   843                  --                     --
                                             -----------            --------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $11,806,839            $615,900            $10,120,431
                                             ===========            ========            ===========

                                                                     PUTNAM               PUTNAM VT
                                             PUTNAM VT           INTERNATIONAL          INTERNATIONAL
                                            INCOME FUND            VALUE FUND            EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (AB)         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              609,355               224,024                867,134
                                             ==========            ==========            ===========
  Cost                                       $7,647,739            $2,939,593            $13,721,550
                                             ==========            ==========            ===========
  Market Value                               $7,383,849            $2,116,518            $10,318,466
 Due from Hartford Life and Annuity
  Insurance Company                                  --                    --                  2,017
 Receivable from fund shares sold                    --                    --                     --
 Other assets                                        --                    --                      1
                                             ----------            ----------            -----------
 Total Assets                                 7,383,849             2,116,518             10,320,484
                                             ----------            ----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                    --                     --
 Payable for fund shares purchased                   --                    --                  2,017
 Other liabilities                                   --                    --                     --
                                             ----------            ----------            -----------
 Total Liabilities                                   --                    --                  2,017
                                             ----------            ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $7,383,849            $2,116,518            $10,318,467
                                             ==========            ==========            ===========

(ab) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT                               PUTNAM VT
                                          INTERNATIONAL        PUTNAM VT              MONEY
                                           GROWTH FUND       INVESTORS FUND        MARKET FUND
                                        SUB-ACCOUNT (AC)      SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             22,241             32,738               62,303
                                            =========           ========            =========
  Cost                                       $329,965           $383,332              $62,303
                                            =========           ========            =========
  Market Value                               $384,326           $332,269              $62,303
 Due from Hartford Life and Annuity
  Insurance Company                                --                 --                   --
 Receivable from fund shares sold                  --                 --                   --
 Other assets                                      --                 --                   --
                                            ---------           --------            ---------
 Total Assets                                 384,326            332,269               62,303
                                            ---------           --------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                 --                   --
 Payable for fund shares purchased                 --                 --                   --
 Other liabilities                                 --                 --                   --
                                            ---------           --------            ---------
 Total Liabilities                                 --                 --                   --
                                            ---------           --------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $384,326           $332,269              $62,303
                                            =========           ========            =========

                                              PUTNAM VT              PUTNAM VT             PUTNAM VT
                                              MULTI-CAP              SMALL CAP           GEORGE PUTNAM
                                             GROWTH FUND            VALUE FUND           BALANCED FUND
                                        SUB-ACCOUNT (AD)(AE)        SUB-ACCOUNT        SUB-ACCOUNT (AF)
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               369,350                 92,518               30,631
                                             ===========            ===========            =========
  Cost                                       $11,929,699             $1,728,933             $311,841
                                             ===========            ===========            =========
  Market Value                                $7,630,604             $1,274,893             $220,849
 Due from Hartford Life and Annuity
  Insurance Company                               47,526                     --                   --
 Receivable from fund shares sold                     --                     --                   --
 Other assets                                         --                     --                   --
                                             -----------            -----------            ---------
 Total Assets                                  7,678,130              1,274,893              220,849
                                             -----------            -----------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                     --                   --
 Payable for fund shares purchased                47,526                     --                   --
 Other liabilities                                    --                     --                   --
                                             -----------            -----------            ---------
 Total Liabilities                                47,526                     --                   --
                                             -----------            -----------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $7,630,604             $1,274,893             $220,849
                                             ===========            ===========            =========

(ac) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(ad) Formerly Putnam VT New Opportunities Fund. Change effective September 1, 2010.

(ae) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(af) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT                                PUTNAM VT
                                             GLOBAL             PUTNAM VT             CAPITAL
                                         UTILITIES FUND       VOYAGER FUND       OPPORTUNITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             33,853              398,198               97,330
                                            =========          ===========           ==========
  Cost                                       $574,123          $20,802,706           $1,436,287
                                            =========          ===========           ==========
  Market Value                               $445,167          $15,497,197           $1,597,180
 Due from Hartford Life and Annuity
  Insurance Company                                --               48,954                   --
 Receivable from fund shares sold                  --                   --                   --
 Other assets                                      --                   --                   --
                                            ---------          -----------           ----------
 Total Assets                                 445,167           15,546,151            1,597,180
                                            ---------          -----------           ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                   --                   --
 Payable for fund shares purchased                 --               48,954                   --
 Other liabilities                                 --                    1                   --
                                            ---------          -----------           ----------
 Total Liabilities                                 --               48,955                   --
                                            ---------          -----------           ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $445,167          $15,497,196           $1,597,180
                                            =========          ===========           ==========

                                                                 INVESCO
                                            PUTNAM VT        VAN KAMPEN V.I.         INVESCO
                                              EQUITY            GROWTH AND       VAN KAMPEN V.I.
                                           INCOME FUND         INCOME FUND        COMSTOCK FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (AG)    SUB-ACCOUNT (AH)
--------------------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             128,711              65,376             490,886
                                            ==========          ==========          ==========
  Cost                                      $1,461,276            $958,934          $6,449,269
                                            ==========          ==========          ==========
  Market Value                              $1,734,027          $1,200,956          $5,728,634
 Due from Hartford Life and Annuity
  Insurance Company                                 --                  --                  --
 Receivable from fund shares sold                   --                  --               2,337
 Other assets                                       --                  --                  --
                                            ----------          ----------          ----------
 Total Assets                                1,734,027           1,200,956           5,730,971
                                            ----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                  --               2,337
 Payable for fund shares purchased                  --                  --                  --
 Other liabilities                                  --                  --                  --
                                            ----------          ----------          ----------
 Total Liabilities                                  --                  --               2,337
                                            ----------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $1,734,027          $1,200,956          $5,728,634
                                            ==========          ==========          ==========

(ag) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(ah) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             UNITS             MINIMUM                 MAXIMUM
                                                           OWNED BY              UNIT                    UNIT          CONTRACT
SUB-ACCOUNT                                              PARTICIPANTS        FAIR VALUE #            FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio -- Class B                                         49,630          $10.210277      to      $10.210277         $506,733
AllianceBernstein VPS International Value Portfolio
 -- Class B                                                  782,501            8.511980      to        8.511980        6,660,629
AllianceBernstein VPS Small/Mid Cap Value Portfolio
 -- Class B                                                  422,523           13.525397      to       13.525397        5,714,787
AllianceBernstein VPS Value Portfolio -- Class B               1,386            8.740814      to        8.740814           12,114
AllianceBernstein VPS International Growth Portfolio
 -- Class B                                                  178,362            9.390573      to        9.390573        1,674,918
Invesco V.I. Capital Appreciation Fund -- Class S1           237,505           10.143783      to       10.143783        2,409,197
Invesco V.I. Core Equity Fund -- Class S1                     83,083           15.401643      to       15.401643        1,279,622
Invesco V.I. International Growth Fund -- Class S1           673,773            9.913898      to        9.913898        6,679,720
Invesco V.I. Mid Cap Core Equity Fund -- Class S1            229,550           18.061560      to       18.061560        4,146,024
Invesco V.I. Small Cap Equity Fund -- Class S1               179,981           13.803070      to       13.803070        2,484,288
Invesco V.I. Capital Development Fund -- Class S1            148,418           11.925883      to       11.925883        1,770,018
Invesco V.I. Global Multi-Asset Fund -- Class S1              60,984           15.998138      to       15.998138          975,626
Invesco V.I. Global Real Estate Fund -- Class S1               9,924           14.124702      to       14.124702          140,177
AllianceBernstein VPS Real Estate Investment
 Portfolio -- Class B                                          6,205           16.976140      to       16.976140          105,335
American Funds Global Bond Fund -- Class 2                   137,067           11.488176      to       11.488176        1,574,654
American Funds Capital World Growth & Income Fund --
 Class 2                                                     301,286            9.588656      to        9.588656        2,888,928
American Funds Asset Allocation Fund -- Class 2            1,898,759           15.709635      to       15.709635       29,828,807
American Funds Blue Chip Income and Growth Fund --
 Class 2                                                   1,179,413           14.924145      to       14.924145       17,601,730
American Funds Bond Fund -- Class 2                        2,326,685           13.313285      to       13.313285       30,975,819
American Funds Global Growth Fund -- Class 2               13,021,800           1.682911      to        1.682911       21,914,531
American Funds Growth Fund -- Class 2                      67,556,264           1.228397      to       15.444590       83,104,714
American Funds Growth-Income Fund -- Class 2               47,320,342           1.393495      to       13.566369       66,000,040
American Funds International Fund -- Class 2               1,689,159           20.247105      to       23.080421       38,978,574
American Funds New World Fund -- Class 2                     551,636           31.756414      to       31.756414       17,517,974
American Funds Global Small Capitalization Fund --
 Class 2                                                   7,489,433            2.265511      to        2.265511       16,967,392
Fidelity VIP Asset Manager Portfolio -- Class INIT           409,581            2.761290      to        2.761290        1,130,973
Fidelity VIP Equity-Income Portfolio -- Class INIT         4,901,096            2.878704      to        2.878704       14,108,805
Fidelity VIP Equity-Income Portfolio -- Class SRV2           111,688           10.769489      to       10.769489        1,202,823
Fidelity VIP Growth Portfolio -- Class SRV2                    6,972            9.388340      to        9.388340           65,456
Fidelity VIP Contrafund Portfolio -- Class SRV2            1,288,166           12.684040      to       12.684040       16,339,146
Fidelity VIP Overseas Portfolio -- Class INIT                205,953            2.395759      to        2.395759          493,414
Fidelity VIP Mid Cap Portfolio -- Class SRV2                 908,002           14.957023      to       14.957023       13,581,013
Fidelity VIP Value Strategies Portfolio -- Class
 SRV2                                                          6,911           10.734145      to       10.734145           74,188
Fidelity VIP Dynamic Capital Appreciation Portfolio
 -- Class SRV2                                                 7,036           10.368529      to       10.368529           72,953
Fidelity VIP Freedom 2010 Portfolio -- Class SRV2             36,922           10.896238      to       10.896238          402,314
Fidelity VIP Freedom 2020 Portfolio -- Class SRV2             51,662           10.536819      to       10.536819          544,351
Fidelity VIP Freedom 2030 Portfolio -- Class SRV2             37,422           10.196865      to       10.196865          381,587
Fidelity VIP Strategic Income Portfolio -- Class
 SRV2                                                          8,480           12.086384      to       12.086384          102,492
Franklin Rising Dividends Securities Fund -- Class 2          26,151           13.474687      to       13.474687          352,381
Franklin Income Securities Fund -- Class 2                 1,182,891           12.759824      to       12.759824       15,093,484
Franklin Small-Mid Cap Growth Securities Fund --
 Class 2                                                      67,121           11.968326      to       14.790154          809,801
Franklin Small Cap Value Securities Fund -- Class 2          474,596           20.751900      to       20.751900        9,848,778
Franklin Strategic Income Securities Fund -- Class 1       1,033,913           12.419716      to       20.094753       12,847,856
Mutual Shares Securities Fund -- Class 2                   1,263,153           14.518503      to       15.294362       19,315,493
Templeton Developing Markets Securities Fund -- Class
 1                                                           126,670           10.515299      to       10.515299        1,331,977
Templeton Foreign Securities Fund -- Class 2                 226,332            9.643395      to        9.643395        2,182,613
Templeton Growth Securities Fund -- Class 2                  404,093            9.709116      to       13.324951        3,942,812
Mutual Global Discovery Securities Fund -- Class 2           895,245           12.630777      to       12.630777       11,307,645
Franklin Flex Cap Growth Securities Fund -- Class 2           33,725           11.330548      to       11.330548          382,122
Templeton Global Bond Securities Fund -- Class 2           1,084,389           15.879928      to       15.879928       17,220,025
Hartford Advisers HLS Fund -- Class IA                     11,290,618           3.403787      to        3.403787       38,430,857
Hartford Total Return Bond HLS Fund -- Class IA            24,420,451           2.824228      to        2.824228       68,968,923
Hartford Capital Appreciation HLS Fund -- Class IA         15,081,679           7.085992      to        7.085992      106,868,654
Hartford Dividend and Growth HLS Fund -- Class IA          12,802,917           4.200184      to        4.200184       53,774,608
Hartford Global Research HLS Fund -- Class IA                 12,241           10.051239      to       10.277704          124,154
Hartford Global Growth HLS Fund -- Class IA                  297,762            1.190460      to        1.190460          354,475
Hartford Disciplined Equity HLS Fund -- Class IA           8,700,079            1.494683      to        1.494683       13,003,860
Hartford Growth HLS Fund -- Class IA                          57,800           10.664475      to       10.664475          616,403
Hartford Growth Opportunities HLS Fund -- Class IA           755,488           19.789063      to       19.789063       14,950,390
Hartford High Yield HLS Fund -- Class IA                     241,183           13.512623      to       13.512623        3,259,015

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             UNITS             MINIMUM                 MAXIMUM
                                                           OWNED BY              UNIT                    UNIT          CONTRACT
SUB-ACCOUNT                                              PARTICIPANTS        FAIR VALUE #            FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA                        11,954,567          $3.604734      to       $3.604734      $43,093,033
Hartford International Opportunities HLS Fund --
 Class IA                                                  6,943,613            3.312232      to        3.312232       22,998,858
Hartford Small/Mid Cap Equity HLS Fund -- Class IA            25,665           10.814342      to       10.814342          277,545
Hartford MidCap HLS Fund -- Class IA                       7,606,416            4.381274      to        4.381274       33,325,793
Hartford MidCap Value HLS Fund -- Class IA                   310,598           20.852684      to       20.852684        6,476,798
Hartford Money Market HLS Fund -- Class IA                 29,092,042           1.796639      to        1.796639       52,267,897
Hartford Small Company HLS Fund -- Class IA                7,383,161            2.426831      to        2.426831       17,917,684
Hartford SmallCap Growth HLS Fund -- Class IA                  5,925           12.920333      to       12.920333           76,554
Hartford Stock HLS Fund -- Class IA                        10,727,077           3.764066      to        3.764066       40,377,425
Hartford U.S. Government Securities HLS Fund -- Class
 IA                                                          684,158           10.435767      to       10.684330        7,291,233
Hartford Value HLS Fund -- Class IA                        1,607,420           10.230173      to       11.371742       17,659,958
Lord Abbett Fundamental Equity Portfolio -- Class VC           2,753           11.807344      to       11.807344           32,501
Lord Abbett Capital Structure Portfolio -- Class VC          151,557           12.365526      to       12.365526        1,874,086
Lord Abbett Bond-Debenture Portfolio -- Class VC             507,909           12.720824      to       12.720824        6,461,025
Lord Abbett Growth and Income Portfolio -- Class VC          175,458           11.165635      to       11.165635        1,959,099
MFS Growth Series -- Class INIT                                5,857           10.915241      to       10.915241           63,933
MFS Investors Trust Series -- Class INIT                      40,044           12.274423      to       12.274423          491,514
MFS New Discovery Series -- Class INIT                       101,224           21.283072      to       21.283072        2,154,360
MFS Total Return Series -- Class INIT                        622,310           14.478699      to       14.531519        9,042,990
MFS Value Series -- Class INIT                             1,111,673           10.087285      to       10.087285       11,213,762
MFS Research Bond Series -- Class INIT                       660,834           12.093730      to       12.093730        7,991,946
UIF Core Plus Fixed Income Portfolio -- Class I               18,460           14.095146      to       14.095146          260,191
UIF Emerging Markets Debt Portfolio -- Class I                 1,137           23.365085      to       23.365085           26,555
UIF Emerging Markets Equity Portfolio -- Class I               1,172           33.818953      to       33.818953           39,645
Invesco Van Kampen V. I. High Yield Fund -- Class S1             674           18.424982      to       18.424982           12,426
UIF Mid Cap Growth Portfolio -- Class II                     145,061           12.300233      to       12.300233        1,784,287
Invesco Van Kampen V. I. Mid Cap Value Fund -- Class
 S1                                                            7,353           16.884603      to       16.884603          124,154
Invesco Van Kampen V. I. Mid Cap Value Fund -- Class
 S2                                                          257,270           10.715150      to       10.715150        2,756,685
Morgan Stanley -- Focus Growth Portfolio -- Class Y            1,308           14.947855      to       14.947855           19,559
Invesco V I. Select Dimensions Balanced Fund -- Class
 S2                                                            1,179           14.613479      to       14.613479           17,228
Morgan Stanley -- Flexible Income Portfolio -- Class
 Y                                                             2,093           15.079958      to       15.079958           31,570
Invesco V.I. Select Dimensions Dividend Growth Fund
 -- Class S2                                                   3,016           11.290794      to       11.290794           34,053
Morgan Stanley -- Money Market Portfolio -- Class Y           17,582           11.637715      to       11.637715          204,619
Invesco V.I. Select Dimensions Equally-Weighted S&P
 500 Fund -- Class S2                                          1,695           16.766857      to       16.766857           28,414
Oppenheimer Capital Appreciation Fund/VA -- Class
 SRV                                                         263,520           10.915899      to       10.915899        2,876,559
Oppenheimer Global Securities Fund/VA -- Class SRV           178,792           12.829306      to       12.829306        2,293,782
Oppenheimer Main Street Fund/VA -- Class SRV                  67,495           11.271167      to       11.271167          760,746
Oppenheimer Main Street Small Cap Fund/VA -- Class
 SRV                                                         175,017           11.516057      to       11.516057        2,015,506
Oppenheimer Value Fund/VA -- Class SRV                         4,671            9.859710      to        9.859710           46,059
Putnam VT Diversified Income Fund -- Class IA                102,052           26.192973      to       26.192973        2,673,037
Putnam VT Diversified Income Fund -- Class IB                399,820           12.587405      to       12.587405        5,032,700
Putnam VT Global Asset Allocation Fund -- Class IA            15,114           30.806593      to       30.806593          465,626
Putnam VT Global Asset Allocation Fund -- Class IB             4,081           10.858668      to       10.858668           44,309
Putnam VT Global Equity Fund -- Class IA                     128,603           25.604302      to       25.604302        3,292,781
Putnam VT Global Equity Fund -- Class IB                       1,635           15.020302      to       15.020302           24,563
Putnam VT Growth and Income Fund -- Class IA                 360,288           32.170965      to       32.170965       11,590,812
Putnam VT Growth and Income Fund -- Class IB                  16,402           13.170377      to       13.170377          216,027
Putnam VT Global Health Care Fund -- Class IA                 39,815           15.468968      to       15.468968          615,900
Putnam VT High Yield Fund -- Class IA                        250,733           33.089518      to       33.089518        8,296,645
Putnam VT High Yield Fund -- Class IB                        101,716           17.930173      to       17.930173        1,823,786
Putnam VT Income Fund -- Class IA                            211,603           27.802373      to       27.802373        5,883,077
Putnam VT Income Fund -- Class IB                            104,629           14.343729      to       14.343729        1,500,772
Putnam International Value Fund -- Class IA                  126,783           16.321304      to       16.321304        2,069,267
Putnam International Value Fund -- Class IB                    5,874            8.043728      to        8.043728           47,251
Putnam VT International Equity Fund -- Class IA              560,742           16.931002      to       16.931002        9,493,932
Putnam VT International Equity Fund -- Class IB               50,201           16.424598      to       16.424598          824,535
Putnam VT International Growth Fund -- Class IA               21,971           17.492096      to       17.492096          384,326
Putnam VT Investors Fund -- Class IA                          30,831           10.560103      to       10.560103          325,582
Putnam VT Investors Fund -- Class IB                             509           13.132090      to       13.132090            6,687
Putnam VT Money Market Fund -- Class IA                       34,556            1.802966      to        1.802966           62,303

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             UNITS             MINIMUM                 MAXIMUM
                                                           OWNED BY              UNIT                    UNIT          CONTRACT
SUB-ACCOUNT                                              PARTICIPANTS        FAIR VALUE #            FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap Growth Fund -- Class IA                  291,979          $25.291913      to      $25.291913       $7,384,715
Putnam VT Multi-Cap Growth Fund -- Class IB                   15,835           15.528059      to       15.528059          245,889
Putnam VT Small Cap Value Fund -- Class IB                   123,172           10.350514      to       10.350514        1,274,893
Putnam VT The George Putnam Fund of Boston -- Class
 IA                                                           16,470           13.409259      to       13.409259          220,849
Putnam VT Global Utilities Fund -- Class IA                   15,255           29.182239      to       29.182239          445,167
Putnam VT Voyager Fund -- Class IA                           346,133           42.844173      to       42.844173       14,829,769
Putnam VT Voyager Fund -- Class IB                            38,655           17.266105      to       17.266105          667,427
Putnam VT Capital Opportunities Fund -- Class IB              80,090           19.942323      to       19.942323        1,597,180
Putnam VT Equity Income Fund -- Class IA                      35,951           15.639461      to       15.639461          562,258
Putnam VT Equity Income Fund -- Class IB                      72,110           16.249834      to       16.249834        1,171,769
Invesco Van Kampen V.I. Growth and Income Fund --
 Class S2                                                    110,151           10.267992      to       14.645491        1,200,956
Invesco Van Kampen V.I. Comstock Fund -- Class S2            510,520           11.221180      to       11.221180        5,728,634

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                           BALANCED WEALTH           INTERNATIONAL           SMALL/MID CAP
                                          STRATEGY PORTFOLIO        VALUE PORTFOLIO         VALUE PORTFOLIO
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $8,848                 $168,126                 $10,821
                                               --------                ---------              ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    1,203                   15,780                 (28,583)
 Net realized gain on distributions                  --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       30,383                  118,535               1,057,135
                                               --------                ---------              ----------
  Net gain (loss) on investments                 31,586                  134,315               1,028,552
                                               --------                ---------              ----------
  Net increase (decrease) in net
   assets resulting from operations             $40,434                 $302,441              $1,039,373
                                               ========                =========              ==========

                                                                ALLIANCEBERNSTEIN VPS
                                        ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                           VALUE PORTFOLIO        GROWTH PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $106                  $27,867
                                               -------                ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      16                   (2,638)
 Net realized gain on distributions                 --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       1,351                  156,002
                                               -------                ---------
  Net gain (loss) on investments                 1,367                  153,364
                                               -------                ---------
  Net increase (decrease) in net
   assets resulting from operations             $1,473                 $181,231
                                               =======                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  INVESCO V.I.        INVESCO V.I.        INVESCO V.I.
                                    CAPITAL               CORE           INTERNATIONAL
                               APPRECIATION FUND      EQUITY FUND         GROWTH FUND
                                SUB-ACCOUNT (A)     SUB-ACCOUNT (B)     SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $16,527             $11,529            $120,746
                                    --------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               10,333              (2,804)             (2,873)
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               300,419              97,930             601,512
                                    --------            --------            --------
  Net gain (loss) on
   investments                       310,752              95,126             598,639
                                    --------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $327,279            $106,655            $719,385
                                    ========            ========            ========

                                  INVESCO V.I.        INVESCO V.I.
                                  MID CAP CORE         SMALL CAP
                                  EQUITY FUND         EQUITY FUND
                                SUB-ACCOUNT (D)     SUB-ACCOUNT (E)
-----------------------------  --------------------------------------
INVESTMENT INCOME:
 Dividends                           $20,194                $ --
                                    --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                4,379             (20,190)
 Net realized gain on
  distributions                           --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               468,706             466,128
                                    --------            --------
  Net gain (loss) on
   investments                       473,085             445,938
                                    --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $493,279            $445,938
                                    ========            ========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             INVESCO V.I.            INVESCO V.I.           INVESCO V.I.
                                                CAPITAL                 GLOBAL                 GLOBAL
                                           DEVELOPMENT FUND        MULTI-ASSET FUND       REAL ESTATE FUND
                                            SUB-ACCOUNT (F)         SUB-ACCOUNT (G)       SUB-ACCOUNT (H)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --                  $3,651                $5,207
                                               ---------               ---------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    40,053                   3,125                    --
 Net realized gain on distributions                   --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       245,005                  94,924                14,244
                                               ---------               ---------              --------
  Net gain (loss) on investments                 285,058                  98,049                14,244
                                               ---------               ---------              --------
  Net increase (decrease) in net
   assets resulting from operations             $285,058                $101,700               $19,451
                                               =========               =========              ========

                                        ALLIANCEBERNSTEIN VPS      AMERICAN FUNDS
                                             REAL ESTATE               GLOBAL
                                         INVESTMENT PORTFOLIO        BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $41                 $43,051
                                               -------                --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (58)                      2
 Net realized gain on distributions                 --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       6,548                  21,522
                                               -------                --------
  Net gain (loss) on investments                 6,490                  21,524
                                               -------                --------
  Net increase (decrease) in net
   assets resulting from operations             $6,531                 $64,575
                                               =======                ========

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

(h) Formerly AIM V.I. Global Real Estate Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                               AMERICAN FUNDS                           AMERICAN FUNDS
                                CAPITAL WORLD       AMERICAN FUNDS        BLUE CHIP
                                  GROWTH &              ASSET             INCOME AND
                                 INCOME FUND       ALLOCATION FUND       GROWTH FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $66,873             $552,837            $280,153
                                  ---------           ----------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions               (6)             (97,400)             (1,019)
 Net realized gain on
  distributions                          --                   --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              236,067            2,948,156           1,628,522
                                  ---------           ----------          ----------
  Net gain (loss) on
   investments                      236,061            2,850,756           1,627,503
                                  ---------           ----------          ----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $302,934           $3,403,593          $1,907,656
                                  =========           ==========          ==========


                                                    AMERICAN FUNDS
                               AMERICAN FUNDS           GLOBAL
                                  BOND FUND          GROWTH FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
---------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                          $923,273            $296,638
                                 -----------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            12,552             (18,689)
 Net realized gain on
  distributions                           --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               905,623           1,993,858
                                 -----------          ----------
  Net gain (loss) on
   investments                       918,175           1,975,169
                                 -----------          ----------
  Net increase (decrease)
   in net assets resulting
   from operations                $1,841,448          $2,271,807
                                 ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS       AMERICAN FUNDS      AMERICAN FUNDS
                                            GROWTH FUND      GROWTH-INCOME FUND  INTERNATIONAL FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $536,970            $908,389            $735,712
                                            -----------          ----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  154,032             114,282             192,782
 Net realized gain on distributions                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   12,296,936           5,731,131           1,744,243
                                            -----------          ----------          ----------
  Net gain (loss) on investments             12,450,968           5,845,413           1,937,025
                                            -----------          ----------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $12,987,938          $6,753,802          $2,672,737
                                            ===========          ==========          ==========

                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS        GLOBAL SMALL
                                          NEW WORLD FUND     CAPITALIZATION FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                    $248,680             $253,699
                                            ----------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (23,370)             (23,996)
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   2,385,637            2,831,175
                                            ----------           ----------
  Net gain (loss) on investments             2,362,267            2,807,179
                                            ----------           ----------
  Net increase (decrease) in net
   assets resulting from operations         $2,610,947           $3,060,878
                                            ==========           ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      FIDELITY VIP        FIDELITY VIP       FIDELITY VIP
                                     ASSET MANAGER       EQUITY-INCOME          GROWTH
                                       PORTFOLIO           PORTFOLIO          PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $18,482            $258,465               $18
                                       ----------          ----------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (106,366)           (270,127)              354
 Net realized gain on
  distributions                             5,492                  --               199
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         249,424           2,087,253            11,696
                                       ----------          ----------          --------
  Net gain (loss) on investments          148,550           1,817,126            12,249
                                       ----------          ----------          --------
  Net increase (decrease) in net
   assets resulting from
   operations                            $167,032          $2,075,591           $12,267
                                       ==========          ==========          ========

                                      FIDELITY VIP       FIDELITY VIP
                                       CONTRAFUND          OVERSEAS
                                       PORTFOLIO          PORTFOLIO
                                      SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                               $149,729            $6,423
                                       ----------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (8,411)           (7,621)
 Net realized gain on
  distributions                             6,837               876
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       2,163,450            57,922
                                       ----------          --------
  Net gain (loss) on investments        2,161,876            51,177
                                       ----------          --------
  Net increase (decrease) in net
   assets resulting from
   operations                          $2,311,605           $57,600
                                       ==========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                             FIDELITY VIP
                                      FIDELITY VIP        FIDELITY VIP     DYNAMIC CAPITAL
                                        MID CAP         VALUE STRATEGIES     APPRECIATION
                                       PORTFOLIO            PORTFOLIO         PORTFOLIO
                                      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $14,638               $195              $140
                                       ----------            -------            ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (12,392)             1,298              (974)
 Net realized gain on
  distributions                            35,231                 --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       2,760,466             14,490            10,641
                                       ----------            -------            ------
  Net gain (loss) on investments        2,783,305             15,788             9,667
                                       ----------            -------            ------
  Net increase (decrease) in net
   assets resulting from
   operations                          $2,797,943            $15,983            $9,807
                                       ==========            =======            ======


                                    FIDELITY VIP       FIDELITY VIP
                                    FREEDOM 2010       FREEDOM 2020
                                      PORTFOLIO          PORTFOLIO
                                     SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,460            $10,229
                                       -------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    255                (92)
 Net realized gain on
  distributions                          6,212              3,390
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       20,893             42,009
                                       -------            -------
  Net gain (loss) on investments        27,360             45,307
                                       -------            -------
  Net increase (decrease) in net
   assets resulting from
   operations                          $34,820            $55,536
                                       =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                             FRANKLIN
                                  FIDELITY VIP        FIDELITY VIP            RISING
                                  FREEDOM 2030      STRATEGIC INCOME        DIVIDENDS
                                   PORTFOLIO           PORTFOLIO         SECURITIES FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $6,347              $4,093               $2,012
                                    --------            --------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  371                  22                  108
 Net realized gain on
  distributions                        2,278               2,233                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         34,090              (2,935)              32,937
                                    --------            --------             --------
  Net gain (loss) on
   investments                        36,739                (680)              33,045
                                    --------            --------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $43,086              $3,413              $35,057
                                    ========            ========             ========

                                                        FRANKLIN
                                     FRANKLIN         SMALL-MID CAP
                                      INCOME             GROWTH
                                 SECURITIES FUND     SECURITIES FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                            $868,833               $ --
                                    ----------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,405               (626)
 Net realized gain on
  distributions                             --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          744,817            150,778
                                    ----------          ---------
  Net gain (loss) on
   investments                         747,222            150,152
                                    ----------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $1,616,055           $150,152
                                    ==========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              FRANKLIN              FRANKLIN
                                             SMALL CAP             STRATEGIC
                                               VALUE                 INCOME            MUTUAL SHARES
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $63,011              $504,173              $274,333
                                             ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (34,368)                3,795                (7,546)
 Net realized gain on distributions                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,032,184               603,470             1,626,902
                                             ----------            ----------            ----------
  Net gain (loss) on investments              1,997,816               607,265             1,619,356
                                             ----------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $2,060,827            $1,111,438            $1,893,689
                                             ==========            ==========            ==========

                                             TEMPLETON
                                            DEVELOPING            TEMPLETON
                                              MARKETS              FOREIGN
                                          SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $16,335              $27,778
                                             ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,091                4,287
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     181,338              161,234
                                             ---------            ---------
  Net gain (loss) on investments               182,429              165,521
                                             ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $198,764             $193,299
                                             =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                             FRANKLIN
                                      TEMPLETON            MUTUAL            FLEX CAP
                                       GROWTH         GLOBAL DISCOVERY        GROWTH
                                   SECURITIES FUND    SECURITIES FUND    SECURITIES FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $47,259            $120,950              $ --
                                      ---------          ----------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  12,772                (358)             (102)
 Net realized gain on
  distributions                              --                  --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       224,045             963,207            51,233
                                      ---------          ----------          --------
  Net gain (loss) on investments        236,817             962,849            51,131
                                      ---------          ----------          --------
  Net increase (decrease) in net
   assets resulting from
   operations                          $284,076          $1,083,799           $51,131
                                      =========          ==========          ========


                                      TEMPLETON            HARTFORD
                                     GLOBAL BOND           ADVISERS
                                   SECURITIES FUND         HLS FUND
                                     SUB-ACCOUNT       SUB-ACCOUNT (I)
--------------------------------  --------------------------------------
INVESTMENT INCOME:
 Dividends                              $189,032            $528,457
                                      ----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (13,371)           (766,004)
 Net realized gain on
  distributions                           34,196                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      1,491,093           4,503,955
                                      ----------          ----------
  Net gain (loss) on investments       1,511,918           3,737,951
                                      ----------          ----------
  Net increase (decrease) in net
   assets resulting from
   operations                         $1,700,950          $4,266,408
                                      ==========          ==========

(i) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    HARTFORD              HARTFORD               HARTFORD
                                     TOTAL                 CAPITAL               DIVIDEND
                                  RETURN BOND           APPRECIATION            AND GROWTH
                                    HLS FUND              HLS FUND               HLS FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $2,858,200               $738,729               $977,273
                                   ----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                20,923                287,861                 88,780
 Net realized gain on
  distributions                            --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              1,705,696             14,141,555              5,251,579
                                   ----------            -----------            -----------
  Net gain (loss) on
   investments                      1,726,619             14,429,416              5,340,359
                                   ----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                      $4,584,819            $15,168,145             $6,317,632
                                   ==========            ===========            ===========


                                 HARTFORD         HARTFORD
                              GLOBAL RESEARCH   GLOBAL GROWTH
                                 HLS FUND         HLS FUND
                              SUB-ACCOUNT (J)    SUB-ACCOUNT
----------------------------  --------------------------------
INVESTMENT INCOME:
 Dividends                         $1,378             $901
                                  -------          -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             4,529            3,028
 Net realized gain on
  distributions                        --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                             16,306           44,376
                                  -------          -------
  Net gain (loss) on
   investments                     20,835           47,404
                                  -------          -------
  Net increase (decrease) in
   net assets resulting from
   operations                     $22,213          $48,305
                                  =======          =======

(j)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     HARTFORD                                HARTFORD
                                   DISCIPLINED           HARTFORD             GROWTH
                                      EQUITY              GROWTH          OPPORTUNITIES
                                     HLS FUND            HLS FUND            HLS FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (K)       SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $156,737               $572               $1,755
                                    ----------           --------           ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    235             15,620                3,486
 Net realized gain on
  distributions                             --                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        1,434,670             73,606            2,190,768
                                    ----------           --------           ----------
  Net gain (loss) on
   investments                       1,434,905             89,226            2,194,254
                                    ----------           --------           ----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $1,591,642            $89,798           $2,196,009
                                    ==========           ========           ==========


                                    HARTFORD            HARTFORD
                                   HIGH YIELD            INDEX
                                    HLS FUND            HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT
------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                            $14,691            $693,347
                                    ---------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,169            (627,427)
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         285,615           5,537,030
                                    ---------          ----------
  Net gain (loss) on
   investments                        286,784           4,909,603
                                    ---------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $301,475          $5,602,950
                                    =========          ==========

(k) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           HARTFORD           HARTFORD
                                        INTERNATIONAL      SMALL/MID CAP         HARTFORD
                                        OPPORTUNITIES          EQUITY             MIDCAP
                                           HLS FUND           HLS FUND           HLS FUND
                                      SUB-ACCOUNT (L)(M)  SUB-ACCOUNT (N)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $275,528            $1,729              $74,587
                                          ----------          --------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (730,168)               19           (1,011,766)
 Net realized gain on distributions               --                --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          3,322,337            53,985            7,417,753
                                          ----------          --------          -----------
  Net gain (loss) on investments           2,592,169            54,004            6,405,987
                                          ----------          --------          -----------
  Net increase (decrease) in net
   assets resulting from operations       $2,867,697           $55,733           $6,480,574
                                          ==========          ========          ===========


                                           HARTFORD         HARTFORD
                                         MIDCAP VALUE     MONEY MARKET
                                           HLS FUND         HLS FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT
------------------------------------  --------------------------------
INVESTMENT INCOME:
 Dividends                                   $34,561          $ --
                                          ----------          ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       26,570            --
 Net realized gain on distributions               --            --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          1,235,085            --
                                          ----------          ----
  Net gain (loss) on investments           1,261,655            --
                                          ----------          ----
  Net increase (decrease) in net
   assets resulting from operations       $1,296,216          $ --
                                          ==========          ====

(l) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(m) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(n) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD             HARTFORD
                                          SMALL COMPANY       SMALLCAP GROWTH           STOCK
                                             HLS FUND             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --                $ --              $441,303
                                            ----------            --------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (458,224)               (194)             (899,209)
 Net realized gain on distributions                 --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   3,997,680              18,106             5,739,975
                                            ----------            --------            ----------
  Net gain (loss) on investments             3,539,456              17,912             4,840,766
                                            ----------            --------            ----------
  Net increase (decrease) in net
   assets resulting from operations         $3,539,456             $17,912            $5,282,069
                                            ==========            ========            ==========

                                             HARTFORD
                                          U.S. GOVERNMENT          HARTFORD
                                            SECURITIES              VALUE
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (O)(P)
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                    $325,525              $206,763
                                             ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,045              (491,834)
 Net realized gain on distributions                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (59,250)            1,901,447
                                             ---------            ----------
  Net gain (loss) on investments               (58,205)            1,409,613
                                             ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $267,320            $1,616,376
                                             =========            ==========

(o) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(p) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        LORD ABBETT         LORD ABBETT        LORD ABBETT
                                        FUNDAMENTAL      CAPITAL STRUCTURE   BOND-DEBENTURE
                                      EQUITY PORTFOLIO       PORTFOLIO          PORTFOLIO
                                      SUB-ACCOUNT (Q)     SUB-ACCOUNT (R)      SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $87              $50,434           $375,063
                                          -------            ---------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                         6               17,215             21,324
 Net realized gain on distributions            --                   --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           2,410              176,318            267,926
                                          -------            ---------          ---------
  Net gain (loss) on investments            2,416              193,533            289,250
                                          -------            ---------          ---------
  Net increase (decrease) in net
   assets resulting from operations        $2,503             $243,967           $664,313
                                          =======            =========          =========

                                        LORD ABBETT
                                        GROWTH AND
                                          INCOME          MFS GROWTH
                                         PORTFOLIO          SERIES
                                        SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------  ----------------------------------
INVESTMENT INCOME:
 Dividends                                 $10,058              $52
                                         ---------          -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                        123               47
 Net realized gain on distributions             --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          272,157            8,647
                                         ---------          -------
  Net gain (loss) on investments           272,280            8,694
                                         ---------          -------
  Net increase (decrease) in net
   assets resulting from operations       $282,338           $8,746
                                         =========          =======

(q) From inception May 24, 2010 to December 31, 2010.

(r)  Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         MFS INVESTORS       MFS NEW          MFS TOTAL
                                         TRUST SERIES    DISCOVERY SERIES   RETURN SERIES
                                          SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $4,913              $ --          $229,501
                                            -------          --------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  396            14,935           (38,781)
 Net realized gain on distributions              --                --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   44,161           428,575           640,173
                                            -------          --------          --------
  Net gain (loss) on investments             44,557           443,510           601,392
                                            -------          --------          --------
  Net increase (decrease) in net
   assets resulting from operations         $49,470          $443,510          $830,893
                                            =======          ========          ========

                                            MFS VALUE         MFS RESEARCH
                                              SERIES          BOND SERIES
                                           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                                    $117,133          $102,396
                                            ----------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,819               643
 Net realized gain on distributions                 --            10,571
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     991,047           131,934
                                            ----------          --------
  Net gain (loss) on investments               992,866           143,148
                                            ----------          --------
  Net increase (decrease) in net
   assets resulting from operations         $1,109,999          $245,544
                                            ==========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           UIF CORE PLUS        UIF EMERGING          UIF EMERGING
                                           FIXED INCOME         MARKETS DEBT         MARKETS EQUITY
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (S)      SUB-ACCOUNT (T)      SUB-ACCOUNT (U)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $14,493                 $ --                  $59
                                              -------              -------               ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    271                   (8)                  16
 Net realized gain on distributions                --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,260               (1,142)               2,450
                                              -------              -------               ------
  Net gain (loss) on investments                2,531               (1,150)               2,466
                                              -------              -------               ------
  Net increase (decrease) in net
   assets resulting from operations           $17,024              $(1,150)              $2,525
                                              =======              =======               ======

                                              INVESCO
                                          VAN KAMPEN V. I.        UIF MID CAP
                                                HIGH                 GROWTH
                                             YIELD FUND            PORTFOLIO
                                          SUB-ACCOUNT (V)       SUB-ACCOUNT (W)
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,077                   $ --
                                               ------               --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     14                111,061
 Net realized gain on distributions                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        211                370,027
                                               ------               --------
  Net gain (loss) on investments                  225                481,088
                                               ------               --------
  Net increase (decrease) in net
   assets resulting from operations            $1,302               $481,088
                                               ======               ========

(s) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

(t)  Funded as of October 31, 2010.

(u) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(v) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

(w) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                               INVESCO
                                          VAN KAMPEN V. I.        MORGAN STANLEY --      INVESCO V I. SELECT
                                               MID CAP              FOCUS GROWTH             DIMENSIONS
                                             VALUE FUND               PORTFOLIO             BALANCED FUND
                                           SUB-ACCOUNT (X)           SUB-ACCOUNT           SUB-ACCOUNT (Y)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $25,793                   $ --                    $268
                                              ---------                -------                 -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  377,688                    126                      --
 Net realized gain on distributions                  --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      183,271                  3,968                   1,267
                                              ---------                -------                 -------
  Net gain (loss) on investments                560,959                  4,094                   1,267
                                              ---------                -------                 -------
  Net increase (decrease) in net
   assets resulting from operations            $586,752                 $4,094                  $1,535
                                              =========                =======                 =======

                                                                  INVESCO V.I. SELECT
                                           MORGAN STANLEY --          DIMENSIONS
                                            FLEXIBLE INCOME            DIVIDEND
                                               PORTFOLIO              GROWTH FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT (Z)
--------------------------------------  ----------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $1,731                    $413
                                                -------                 -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       41                       3
 Net realized gain on distributions                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          673                   2,775
                                                -------                 -------
  Net gain (loss) on investments                    714                   2,778
                                                -------                 -------
  Net increase (decrease) in net
   assets resulting from operations              $2,445                  $3,191
                                                =======                 =======

(x) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

(y)  Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

(z) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               INVESCO V.I. SELECT      OPPENHEIMER
                                          MORGAN STANLEY --         DIMENSIONS            CAPITAL
                                            MONEY MARKET         EQUALLY-WEIGHTED       APPRECIATION
                                              PORTFOLIO            S&P 500 FUND           FUND/VA
                                             SUB-ACCOUNT         SUB-ACCOUNT (AA)       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $26                    $314                  $ --
                                                 ---                  ------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    --                     173               (15,167)
 Net realized gain on distributions               --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        --                   4,468               252,539
                                                 ---                  ------              --------
  Net gain (loss) on investments                  --                   4,641               237,372
                                                 ---                  ------              --------
  Net increase (decrease) in net
   assets resulting from operations              $26                  $4,955              $237,372
                                                 ===                  ======              ========


                                            OPPENHEIMER          OPPENHEIMER
                                         GLOBAL SECURITIES       MAIN STREET
                                              FUND/VA              FUND/VA
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $20,727               $5,465
                                              --------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,791                  966
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     261,398               97,228
                                              --------             --------
  Net gain (loss) on investments               263,189               98,194
                                              --------             --------
  Net increase (decrease) in net
   assets resulting from operations           $283,916             $103,659
                                              ========             ========

(aa) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       OPPENHEIMER
                                       MAIN STREET       OPPENHEIMER        PUTNAM VT
                                        SMALL CAP           VALUE          DIVERSIFIED
                                         FUND/VA           FUND/VA         INCOME FUND
                                       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $7,560             $372          $1,004,442
                                        ---------          -------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    31,150              123              24,114
 Net realized gain on
  distributions                                --               --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         354,997            5,432            (166,155)
                                        ---------          -------          ----------
  Net gain (loss) on investments          386,147            5,555            (142,041)
                                        ---------          -------          ----------
  Net increase (decrease) in net
   assets resulting from
   operations                            $393,707           $5,927            $862,401
                                        =========          =======          ==========


                                        PUTNAM VT          PUTNAM VT
                                      GLOBAL ASSET           GLOBAL
                                     ALLOCATION FUND      EQUITY FUND
                                       SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                                $27,065             $75,541
                                        ---------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (53,549)           (297,892)
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          93,528             525,433
                                        ---------          ----------
  Net gain (loss) on investments           39,979             227,541
                                        ---------          ----------
  Net increase (decrease) in net
   assets resulting from
   operations                             $67,044            $303,082
                                        =========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT          PUTNAM VT          PUTNAM VT
                                            GROWTH AND       GLOBAL HEALTH           HIGH
                                           INCOME FUND         CARE FUND          YIELD FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $191,043           $13,214            $765,382
                                            ----------          --------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (329,295)            6,863             (82,570)
 Net realized gain on distributions                 --                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   1,669,600            (4,063)            658,972
                                            ----------          --------          ----------
  Net gain (loss) on investments             1,340,305             2,800             576,402
                                            ----------          --------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $1,531,348           $16,014          $1,341,784
                                            ==========          ========          ==========

                                                                  PUTNAM             PUTNAM VT
                                            PUTNAM VT          INTERNATIONAL       INTERNATIONAL
                                           INCOME FUND          VALUE FUND          EQUITY FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (AB)       SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $883,213             $68,824             $374,179
                                            ----------           ---------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  81,228             (27,153)            (118,218)
 Net realized gain on distributions                 --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (220,422)            102,059              625,838
                                            ----------           ---------           ----------
  Net gain (loss) on investments              (139,194)             74,906              507,620
                                            ----------           ---------           ----------
  Net increase (decrease) in net
   assets resulting from operations           $744,019            $143,730             $881,799
                                            ==========           =========           ==========

(ab) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT                         PUTNAM VT
                                          INTERNATIONAL        PUTNAM VT        MONEY
                                           GROWTH FUND      INVESTORS FUND   MARKET FUND
                                         SUB-ACCOUNT (AC)     SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $11,896             $5,817          $25
                                             -------            -------          ---
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (27,223)           (38,982)          --
 Net realized gain on distributions               --                 --           --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    57,743             78,497           --
                                             -------            -------          ---
  Net gain (loss) on investments              30,520             39,515           --
                                             -------            -------          ---
  Net increase (decrease) in net
   assets resulting from operations          $42,416            $45,332          $25
                                             =======            =======          ===

                                              PUTNAM VT           PUTNAM VT          PUTNAM VT
                                              MULTI-CAP           SMALL CAP        GEORGE PUTNAM
                                             GROWTH FUND          VALUE FUND       BALANCED FUND
                                        SUB-ACCOUNT (AD)(AE)     SUB-ACCOUNT      SUB-ACCOUNT (AF)
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $37,743              $3,448           $12,641
                                             ----------            --------           -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (261,179)             69,566           (15,060)
 Net realized gain on distributions                  --                  --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,591,841             195,253            26,171
                                             ----------            --------           -------
  Net gain (loss) on investments              1,330,662             264,819            11,111
                                             ----------            --------           -------
  Net increase (decrease) in net
   assets resulting from operations          $1,368,405            $268,267           $23,752
                                             ==========            ========           =======

(ac) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(ad) Formerly Putnam VT New Opportunities Fund. Change effective September 1, 2010.

(ae) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(af) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT                                PUTNAM VT
                                             GLOBAL            PUTNAM VT              CAPITAL
                                         UTILITIES FUND       VOYAGER FUND      OPPORTUNITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $18,524            $199,912               $3,308
                                            ---------          ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (15,387)           (596,990)             (49,015)
 Net realized gain on distributions                --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,301           3,118,572              359,540
                                            ---------          ----------            ---------
  Net gain (loss) on investments              (12,086)          2,521,582              310,525
                                            ---------          ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations            $6,438          $2,721,494             $313,833
                                            =========          ==========            =========

                                                                 INVESCO
                                            PUTNAM VT        VAN KAMPEN V.I.          INVESCO
                                             EQUITY            GROWTH AND         VAN KAMPEN V.I.
                                           INCOME FUND         INCOME FUND         COMSTOCK FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT (AG)     SUB-ACCOUNT (AH)
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $36,332              $1,032               $6,861
                                            ---------           ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 19,791               1,333               43,242
 Net realized gain on distributions                --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    115,597             129,417              726,954
                                            ---------           ---------            ---------
  Net gain (loss) on investments              135,388             130,750              770,196
                                            ---------           ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $171,720            $131,782             $777,057
                                            =========           =========            =========

(ag) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(ah) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH          INTERNATIONAL           SMALL/MID CAP
                                          STRATEGY PORTFOLIO        VALUE PORTFOLIO         VALUE PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $8,848                 $168,126                 $10,821
 Net realized gain (loss) on security
  transactions                                     1,203                   15,780                 (28,583)
 Capital gains income                                 --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        30,383                  118,535               1,057,135
                                               ---------              -----------             -----------
 Net increase (decrease) in net assets
  resulting from operations                       40,434                  302,441               1,039,373
                                               ---------              -----------             -----------
UNIT TRANSACTIONS:
 Purchases                                       122,012                1,024,747                 520,259
 Net transfers                                   114,502                   17,522               1,773,435
 Surrenders for benefit payments and
  fees                                            (6,928)                (244,981)               (164,764)
 Net loan activity                                    --                  (44,806)                (33,212)
 Cost of insurance                               (50,452)                (578,297)               (343,930)
                                               ---------              -----------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               179,134                  174,185               1,751,788
                                               ---------              -----------             -----------
 Net increase (decrease) in net assets           219,568                  476,626               2,791,161
NET ASSETS:
 Beginning of year                               287,165                6,184,003               2,923,626
                                               ---------              -----------             -----------
 End of year                                    $506,733               $6,660,629              $5,714,787
                                               =========              ===========             ===========

                                                                ALLIANCEBERNSTEIN VPS
                                        ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                           VALUE PORTFOLIO         GROWTH PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income                             $106                  $27,867
 Net realized gain (loss) on security
  transactions                                       16                   (2,638)
 Capital gains income                                --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,351                  156,002
                                               --------              -----------
 Net increase (decrease) in net assets
  resulting from operations                       1,473                  181,231
                                               --------              -----------
UNIT TRANSACTIONS:
 Purchases                                        1,808                  215,710
 Net transfers                                    4,698                  (42,466)
 Surrenders for benefit payments and
  fees                                               --                       --
 Net loan activity                                   --                     (272)
 Cost of insurance                               (2,075)                (117,310)
                                               --------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                4,431                   55,662
                                               --------              -----------
 Net increase (decrease) in net assets            5,904                  236,893
NET ASSETS:
 Beginning of year                                6,210                1,438,025
                                               --------              -----------
 End of year                                    $12,114               $1,674,918
                                               ========              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 INVESCO V.I.         INVESCO V.I.        INVESCO V.I.
                                   CAPITAL                CORE           INTERNATIONAL
                              APPRECIATION FUND       EQUITY FUND         GROWTH FUND
                               SUB-ACCOUNT (A)      SUB-ACCOUNT (B)     SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $16,527              $11,529            $120,746
 Net realized gain (loss)
  on security transactions            10,333               (2,804)             (2,873)
 Capital gains income                     --                   --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               300,419               97,930             601,512
                                  ----------           ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         327,279              106,655             719,385
                                  ----------           ----------          ----------
UNIT TRANSACTIONS:
 Purchases                           192,224               86,871             746,977
 Net transfers                       (66,442)              28,970           2,314,978
 Surrenders for benefit
  payments and fees                  (72,986)             (11,633)           (159,612)
 Net loan activity                       (15)              (1,346)            (17,811)
 Cost of insurance                  (127,291)             (55,401)           (523,731)
                                  ----------           ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (74,510)              47,461           2,360,801
                                  ----------           ----------          ----------
 Net increase (decrease) in
  net assets                         252,769              154,116           3,080,186
NET ASSETS:
 Beginning of year                 2,156,428            1,125,506           3,599,534
                                  ----------           ----------          ----------
 End of year                      $2,409,197           $1,279,622          $6,679,720
                                  ==========           ==========          ==========

                                INVESCO V.I.        INVESCO V.I.
                                MID CAP CORE         SMALL CAP
                                EQUITY FUND         EQUITY FUND
                              SUB-ACCOUNT (D)     SUB-ACCOUNT (E)
---------------------------  --------------------------------------
OPERATIONS:
 Net investment income              $20,194                $ --
 Net realized gain (loss)
  on security transactions            4,379             (20,190)
 Capital gains income                    --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              468,706             466,128
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        493,279             445,938
                                 ----------          ----------
UNIT TRANSACTIONS:
 Purchases                          323,124             257,059
 Net transfers                       68,532           1,000,920
 Surrenders for benefit
  payments and fees                (105,880)            (18,816)
 Net loan activity                  (13,992)             (5,337)
 Cost of insurance                 (223,490)           (160,637)
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  48,294           1,073,189
                                 ----------          ----------
 Net increase (decrease) in
  net assets                        541,573           1,519,127
NET ASSETS:
 Beginning of year                3,604,451             965,161
                                 ----------          ----------
 End of year                     $4,146,024          $2,484,288
                                 ==========          ==========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             INVESCO V.I.           INVESCO V.I.           INVESCO V.I.
                                               CAPITAL                 GLOBAL                 GLOBAL
                                           DEVELOPMENT FUND       MULTI-ASSET FUND       REAL ESTATE FUND
                                           SUB-ACCOUNT (F)         SUB-ACCOUNT (G)       SUB-ACCOUNT (H)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $ --                 $3,651                $5,207
 Net realized gain (loss) on security
  transactions                                    40,053                  3,125                    --
 Capital gains income                                 --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       245,005                 94,924                14,244
                                              ----------              ---------              --------
 Net increase (decrease) in net assets
  resulting from operations                      285,058                101,700                19,451
                                              ----------              ---------              --------
UNIT TRANSACTIONS:
 Purchases                                       136,002                421,504                14,288
 Net transfers                                   (91,375)               303,137               106,528
 Surrenders for benefit payments and
  fees                                           (57,665)                    --                  (280)
 Net loan activity                                    --                   (139)                   --
 Cost of insurance                               (98,000)              (223,538)              (12,320)
                                              ----------              ---------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (111,038)               500,964               108,216
                                              ----------              ---------              --------
 Net increase (decrease) in net assets           174,020                602,664               127,667
NET ASSETS:
 Beginning of year                             1,595,998                372,962                12,510
                                              ----------              ---------              --------
 End of year                                  $1,770,018               $975,626              $140,177
                                              ==========              =========              ========

                                         ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS
                                              REAL ESTATE                GLOBAL
                                          INVESTMENT PORTFOLIO         BOND FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income                               $41                  $43,051
 Net realized gain (loss) on security
  transactions                                       (58)                       2
 Capital gains income                                 --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         6,548                   21,522
                                                --------               ----------
 Net increase (decrease) in net assets
  resulting from operations                        6,531                   64,575
                                                --------               ----------
UNIT TRANSACTIONS:
 Purchases                                        12,595                  262,507
 Net transfers                                    92,139                  513,061
 Surrenders for benefit payments and
  fees                                              (209)                 (18,875)
 Net loan activity                                    --                  (14,759)
 Cost of insurance                                (6,325)                (177,574)
                                                --------               ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                98,200                  564,360
                                                --------               ----------
 Net increase (decrease) in net assets           104,731                  628,935
NET ASSETS:
 Beginning of year                                   604                  945,719
                                                --------               ----------
 End of year                                    $105,335               $1,574,654
                                                ========               ==========

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

(h) Formerly AIM V.I. Global Real Estate Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS                              AMERICAN FUNDS
                                           CAPITAL WORLD        AMERICAN FUNDS          BLUE CHIP
                                             GROWTH &               ASSET               INCOME AND
                                            INCOME FUND        ALLOCATION FUND         GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $66,873              $552,837              $280,153
 Net realized gain (loss) on security
  transactions                                      (6)              (97,400)               (1,019)
 Capital gains income                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     236,067             2,948,156             1,628,522
                                             ---------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    302,934             3,403,593             1,907,656
                                             ---------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     423,568             3,036,243             1,657,488
 Net transfers                                 502,381              (936,388)            2,142,721
 Surrenders for benefit payments and
  fees                                          (8,464)           (1,582,380)             (873,272)
 Net loan activity                             (19,106)              (35,367)              (12,810)
 Cost of insurance                            (326,943)           (2,141,038)           (1,177,831)
                                             ---------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             571,436            (1,658,930)            1,736,296
                                             ---------            ----------            ----------
 Net increase (decrease) in net assets         874,370             1,744,663             3,643,952
NET ASSETS:
 Beginning of year                           2,014,558            28,084,144            13,957,778
                                             ---------            ----------            ----------
 End of year                                 $2,888,928           $29,828,807           $17,601,730
                                             =========            ==========            ==========


                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS             GLOBAL
                                              BOND FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                           $923,273               $296,638
 Net realized gain (loss) on security
  transactions                                     12,552                (18,689)
 Capital gains income                                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        905,623              1,993,858
                                            -------------          -------------
 Net increase (decrease) in net assets
  resulting from operations                     1,841,448              2,271,807
                                            -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                      3,899,689              1,829,054
 Net transfers                                    780,499                339,477
 Surrenders for benefit payments and
  fees                                           (975,176)              (793,603)
 Net loan activity                               (156,997)               (12,150)
 Cost of insurance                             (2,750,965)            (1,284,583)
                                            -------------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                797,050                 78,195
                                            -------------          -------------
 Net increase (decrease) in net assets          2,638,498              2,350,002
NET ASSETS:
 Beginning of year                             28,337,321             19,564,529
                                            -------------          -------------
 End of year                                  $30,975,819            $21,914,531
                                            =============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                             GROWTH FUND          GROWTH-INCOME FUND       INTERNATIONAL FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $536,970                 $908,389                 $735,712
 Net realized gain (loss) on security
  transactions                                   154,032                  114,282                  192,782
 Capital gains income                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    12,296,936                5,731,131                1,744,243
                                             -----------              -----------              -----------
 Net increase (decrease) in net assets
  resulting from operations                   12,987,938                6,753,802                2,672,737
                                             -----------              -----------              -----------
UNIT TRANSACTIONS:
 Purchases                                     7,766,341                6,489,993                4,110,427
 Net transfers                                   756,631               (1,047,985)               1,504,746
 Surrenders for benefit payments and
  fees                                        (2,310,691)              (2,410,655)              (1,575,265)
 Net loan activity                              (233,787)                (158,075)                (166,170)
 Cost of insurance                            (5,685,388)              (4,436,723)              (2,735,039)
                                             -----------              -----------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               293,106               (1,563,445)               1,138,699
                                             -----------              -----------              -----------
 Net increase (decrease) in net assets        13,281,044                5,190,357                3,811,436
NET ASSETS:
 Beginning of year                            69,823,670               60,809,683               35,167,138
                                             -----------              -----------              -----------
 End of year                                 $83,104,714              $66,000,040              $38,978,574
                                             ===========              ===========              ===========

                                                                   AMERICAN FUNDS
                                           AMERICAN FUNDS           GLOBAL SMALL
                                           NEW WORLD FUND        CAPITALIZATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income                          $248,680                $253,699
 Net realized gain (loss) on security
  transactions                                   (23,370)                (23,996)
 Capital gains income                                 --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,385,637               2,831,175
                                             -----------             -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,610,947               3,060,878
                                             -----------             -----------
UNIT TRANSACTIONS:
 Purchases                                     1,253,661               1,311,619
 Net transfers                                 1,351,658                 428,125
 Surrenders for benefit payments and
  fees                                          (583,315)               (400,966)
 Net loan activity                               (11,641)                (33,673)
 Cost of insurance                              (969,026)               (969,540)
                                             -----------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,041,337                 335,565
                                             -----------             -----------
 Net increase (decrease) in net assets         3,652,284               3,396,443
NET ASSETS:
 Beginning of year                            13,865,690              13,570,949
                                             -----------             -----------
 End of year                                 $17,517,974             $16,967,392
                                             ===========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                           ASSET MANAGER          EQUITY-INCOME            GROWTH
                                             PORTFOLIO              PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $18,482               $258,465                  $18
 Net realized gain (loss) on security
  transactions                                 (106,366)              (270,127)                 354
 Capital gains income                             5,492                     --                  199
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      249,424              2,087,253               11,696
                                             ----------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     167,032              2,075,591               12,267
                                             ----------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                           --              1,132,553               17,131
 Net transfers                                 (327,618)              (955,964)              (6,950)
 Surrenders for benefit payments and
  fees                                          (60,434)              (478,239)                  (6)
 Net loan activity                                   --                 21,476                   --
 Cost of insurance                              (74,270)              (875,037)             (12,154)
                                             ----------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (462,322)            (1,155,211)              (1,979)
                                             ----------            -----------            ---------
 Net increase (decrease) in net assets         (295,290)               920,380               10,288
NET ASSETS:
 Beginning of year                            1,426,263             14,391,248               55,168
                                             ----------            -----------            ---------
 End of year                                 $1,130,973            $15,311,628              $65,456
                                             ==========            ===========            =========

                                            FIDELITY VIP          FIDELITY VIP
                                             CONTRAFUND             OVERSEAS
                                              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                          $149,729               $6,423
 Net realized gain (loss) on security
  transactions                                    (8,411)              (7,621)
 Capital gains income                              6,837                  876
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,163,450               57,922
                                             -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    2,311,605               57,600
                                             -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                     1,826,711                   --
 Net transfers                                   694,639              (13,643)
 Surrenders for benefit payments and
  fees                                          (300,465)             (21,154)
 Net loan activity                               (31,988)              (2,842)
 Cost of insurance                            (1,215,743)             (17,231)
                                             -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               973,154              (54,870)
                                             -----------            ---------
 Net increase (decrease) in net assets         3,284,759                2,730
NET ASSETS:
 Beginning of year                            13,054,387              490,684
                                             -----------            ---------
 End of year                                 $16,339,146             $493,414
                                             ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                           FIDELITY VIP
                                 FIDELITY VIP         FIDELITY VIP        DYNAMIC CAPITAL
                                    MID CAP         VALUE STRATEGIES       APPRECIATION
                                   PORTFOLIO            PORTFOLIO            PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $14,638                $195                 $140
 Net realized gain (loss) on
  security transactions               (12,392)              1,298                 (974)
 Capital gains income                  35,231                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              2,760,466              14,490               10,641
                                  -----------           ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,797,943              15,983                9,807
                                  -----------           ---------            ---------
UNIT TRANSACTIONS:
 Purchases                          1,635,638              17,917               22,098
 Net transfers                      1,767,568             (32,931)             (10,934)
 Surrenders for benefit
  payments and fees                  (262,938)                 --                   (2)
 Net loan activity                     (2,593)                 --                   --
 Cost of insurance                 (1,050,433)            (14,703)             (11,003)
                                  -----------           ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 2,087,242             (29,717)                 159
                                  -----------           ---------            ---------
 Net increase (decrease) in
  net assets                        4,885,185             (13,734)               9,966
NET ASSETS:
 Beginning of year                  8,695,828              87,922               62,987
                                  -----------           ---------            ---------
 End of year                      $13,581,013             $74,188              $72,953
                                  ===========           =========            =========


                                FIDELITY VIP       FIDELITY VIP
                                FREEDOM 2010       FREEDOM 2020
                                  PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT
----------------------------  ------------------------------------
OPERATIONS:
 Net investment income               $7,460            $10,229
 Net realized gain (loss) on
  security transactions                 255                (92)
 Capital gains income                 6,212              3,390
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               20,893             42,009
                                  ---------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                         34,820             55,536
                                  ---------          ---------
UNIT TRANSACTIONS:
 Purchases                           16,245            195,264
 Net transfers                      151,804             66,799
 Surrenders for benefit
  payments and fees                      --               (832)
 Net loan activity                       --                 --
 Cost of insurance                  (26,485)           (50,213)
                                  ---------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 141,564            211,018
                                  ---------          ---------
 Net increase (decrease) in
  net assets                        176,384            266,554
NET ASSETS:
 Beginning of year                  225,930            277,797
                                  ---------          ---------
 End of year                       $402,314           $544,351
                                  =========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                       FRANKLIN
                                            FIDELITY VIP         FIDELITY VIP           RISING
                                            FREEDOM 2030       STRATEGIC INCOME       DIVIDENDS
                                             PORTFOLIO            PORTFOLIO        SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $6,347              $4,093              $2,012
 Net realized gain (loss) on security
  transactions                                      371                  22                 108
 Capital gains income                             2,278               2,233                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       34,090              (2,935)             32,937
                                             ----------            --------            --------
 Net increase (decrease) in net assets
  resulting from operations                      43,086               3,413              35,057
                                             ----------            --------            --------
UNIT TRANSACTIONS:
 Purchases                                      130,350              14,032              17,025
 Net transfers                                  120,421              95,127             304,825
 Surrenders for benefit payments and
  fees                                          (16,758)               (156)                 --
 Net loan activity                                   --                  --              (1,030)
 Cost of insurance                              (63,816)            (11,223)            (22,722)
                                             ----------            --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              170,197              97,780             298,098
                                             ----------            --------            --------
 Net increase (decrease) in net assets          213,283             101,193             333,155
NET ASSETS:
 Beginning of year                              168,304               1,299              19,226
                                             ----------            --------            --------
 End of year                                   $381,587            $102,492            $352,381
                                             ==========            ========            ========

                                                                     FRANKLIN
                                               FRANKLIN           SMALL-MID CAP
                                                INCOME                GROWTH
                                           SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                           $868,833                $ --
 Net realized gain (loss) on security
  transactions                                      2,405                (626)
 Capital gains income                                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        744,817             150,778
                                             ------------            --------
 Net increase (decrease) in net assets
  resulting from operations                     1,616,055             150,152
                                             ------------            --------
UNIT TRANSACTIONS:
 Purchases                                      1,877,091             142,292
 Net transfers                                  1,211,261             326,942
 Surrenders for benefit payments and
  fees                                           (624,547)                 --
 Net loan activity                                 19,009              (2,817)
 Cost of insurance                             (1,333,000)            (78,867)
                                             ------------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,149,814             387,550
                                             ------------            --------
 Net increase (decrease) in net assets          2,765,869             537,702
NET ASSETS:
 Beginning of year                             12,327,615             272,099
                                             ------------            --------
 End of year                                  $15,093,484            $809,801
                                             ============            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  FRANKLIN            FRANKLIN
                                 SMALL CAP            STRATEGIC
                                   VALUE               INCOME            MUTUAL SHARES
                              SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income              $63,011             $504,173             $274,333
 Net realized gain (loss)
  on security transactions          (34,368)               3,795               (7,546)
 Capital gains income                    --                   --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            2,032,184              603,470            1,626,902
                                 ----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                      2,060,827            1,111,438            1,893,689
                                 ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                        1,041,237            1,578,970            2,944,093
 Net transfers                      142,328            3,488,681              607,621
 Surrenders for benefit
  payments and fees                (426,252)            (321,854)          (1,061,070)
 Net loan activity                  (24,814)             (69,002)             (93,306)
 Cost of insurance                 (657,674)          (1,064,577)          (1,711,903)
                                 ----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  74,825            3,612,218              685,435
                                 ----------          -----------          -----------
 Net increase (decrease) in
  net assets                      2,135,652            4,723,656            2,579,124
NET ASSETS:
 Beginning of year                7,713,126            8,124,200           16,736,369
                                 ----------          -----------          -----------
 End of year                     $9,848,778          $12,847,856          $19,315,493
                                 ==========          ===========          ===========

                                 TEMPLETON
                                 DEVELOPING          TEMPLETON
                                  MARKETS             FOREIGN
                              SECURITIES FUND     SECURITIES FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
---------------------------  --------------------------------------
OPERATIONS:
 Net investment income              $16,335             $27,778
 Net realized gain (loss)
  on security transactions            1,091               4,287
 Capital gains income                    --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              181,338             161,234
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        198,764             193,299
                                 ----------          ----------
UNIT TRANSACTIONS:
 Purchases                          172,686             232,299
 Net transfers                      595,353           1,155,899
 Surrenders for benefit
  payments and fees                  (2,892)            (23,027)
 Net loan activity                     (527)             11,153
 Cost of insurance                 (136,958)           (172,540)
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 627,662           1,203,784
                                 ----------          ----------
 Net increase (decrease) in
  net assets                        826,426           1,397,083
NET ASSETS:
 Beginning of year                  505,551             785,530
                                 ----------          ----------
 End of year                     $1,331,977          $2,182,613
                                 ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                           FRANKLIN
                                  TEMPLETON             MUTUAL             FLEX CAP
                                    GROWTH         GLOBAL DISCOVERY         GROWTH
                               SECURITIES FUND      SECURITIES FUND    SECURITIES FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $47,259             $120,950              $ --
 Net realized gain (loss) on
  security transactions               12,772                 (358)             (102)
 Capital gains income                     --                   --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               224,045              963,207            51,233
                                  ----------          -----------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                         284,076            1,083,799            51,131
                                  ----------          -----------          --------
UNIT TRANSACTIONS:
 Purchases                           663,449            1,197,697            59,093
 Net transfers                       596,144            2,546,834            24,910
 Surrenders for benefit
  payments and fees                 (347,643)             (89,127)           (1,438)
 Net loan activity                     9,545              (31,001)               --
 Cost of insurance                  (388,681)            (674,798)          (31,176)
                                  ----------          -----------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  532,814            2,949,605            51,389
                                  ----------          -----------          --------
 Net increase (decrease) in
  net assets                         816,890            4,033,404           102,520
NET ASSETS:
 Beginning of year                 3,125,922            7,274,241           279,602
                                  ----------          -----------          --------
 End of year                      $3,942,812          $11,307,645          $382,122
                                  ==========          ===========          ========


                                   TEMPLETON            HARTFORD
                                  GLOBAL BOND           ADVISERS
                                SECURITIES FUND         HLS FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (I)
----------------------------  ----------------------------------------
OPERATIONS:
 Net investment income               $189,032             $528,457
 Net realized gain (loss) on
  security transactions               (13,371)            (766,004)
 Capital gains income                  34,196                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              1,491,093            4,503,955
                                  -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,700,950            4,266,408
                                  -----------          -----------
UNIT TRANSACTIONS:
 Purchases                          1,412,638            3,123,281
 Net transfers                      6,845,977           (2,107,255)
 Surrenders for benefit
  payments and fees                  (636,149)          (2,545,155)
 Net loan activity                    (19,292)            (205,596)
 Cost of insurance                 (1,163,761)          (2,717,724)
                                  -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 6,439,413           (4,452,449)
                                  -----------          -----------
 Net increase (decrease) in
  net assets                        8,140,363             (186,041)
NET ASSETS:
 Beginning of year                  9,079,662           38,616,898
                                  -----------          -----------
 End of year                      $17,220,025          $38,430,857
                                  ===========          ===========

(i) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD                HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL                DIVIDEND
                                             RETURN BOND            APPRECIATION            AND GROWTH
                                              HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $2,858,200                $738,729               $977,273
 Net realized gain (loss) on security
  transactions                                    20,923                 287,861                 88,780
 Capital gains income                                 --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,705,696              14,141,555              5,251,579
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    4,584,819              15,168,145              6,317,632
                                             -----------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     7,197,508               8,206,734              5,260,043
 Net transfers                                 7,014,815               1,735,910               (314,665)
 Surrenders for benefit payments and
  fees                                        (2,875,602)             (3,827,321)            (2,319,112)
 Net loan activity                              (127,011)               (588,712)                 8,073
 Cost of insurance                            (5,329,651)             (7,191,123)            (3,649,209)
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             5,880,059              (1,664,512)            (1,014,870)
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets        10,464,878              13,503,633              5,302,762
NET ASSETS:
 Beginning of year                            58,504,045              93,365,021             48,471,846
                                             -----------            ------------            -----------
 End of year                                 $68,968,923            $106,868,654            $53,774,608
                                             ===========            ============            ===========


                                              HARTFORD             HARTFORD
                                          GLOBAL RESEARCH       GLOBAL GROWTH
                                              HLS FUND             HLS FUND
                                          SUB-ACCOUNT (J)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                          $1,378                 $901
 Net realized gain (loss) on security
  transactions                                   4,529                3,028
 Capital gains income                               --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      16,306               44,376
                                              --------             --------
 Net increase (decrease) in net assets
  resulting from operations                     22,213               48,305
                                              --------             --------
UNIT TRANSACTIONS:
 Purchases                                      14,826               28,262
 Net transfers                                 (54,982)              18,175
 Surrenders for benefit payments and
  fees                                          (1,489)             (11,181)
 Net loan activity                                  (3)                  --
 Cost of insurance                             (13,495)             (26,740)
                                              --------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (55,143)               8,516
                                              --------             --------
 Net increase (decrease) in net assets         (32,930)              56,821
NET ASSETS:
 Beginning of year                             157,084              297,654
                                              --------             --------
 End of year                                  $124,154             $354,475
                                              ========             ========

(j)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             HARTFORD                                  HARTFORD
                                            DISCIPLINED           HARTFORD              GROWTH
                                              EQUITY               GROWTH            OPPORTUNITIES
                                             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (K)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $156,737                $572                $1,755
 Net realized gain (loss) on security
  transactions                                      235              15,620                 3,486
 Capital gains income                                --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,434,670              73,606             2,190,768
                                            -----------           ---------           -----------
 Net increase (decrease) in net assets
  resulting from operations                   1,591,642              89,798             2,196,009
                                            -----------           ---------           -----------
UNIT TRANSACTIONS:
 Purchases                                    1,705,251             161,848             1,869,798
 Net transfers                                1,692,561             185,990             2,920,777
 Surrenders for benefit payments and
  fees                                         (493,744)             (5,294)             (663,648)
 Net loan activity                              (42,923)               (351)               (6,230)
 Cost of insurance                           (1,135,750)            (83,120)           (1,180,812)
                                            -----------           ---------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,725,395             259,073             2,939,885
                                            -----------           ---------           -----------
 Net increase (decrease) in net assets        3,317,037             348,871             5,135,894
NET ASSETS:
 Beginning of year                            9,686,823             267,532             9,814,496
                                            -----------           ---------           -----------
 End of year                                $13,003,860            $616,403           $14,950,390
                                            ===========           =========           ===========


                                             HARTFORD            HARTFORD
                                            HIGH YIELD             INDEX
                                             HLS FUND            HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income                         $14,691             $693,347
 Net realized gain (loss) on security
  transactions                                   1,169             (627,427)
 Capital gains income                               --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     285,615            5,537,030
                                            ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    301,475            5,602,950
                                            ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     407,708            2,467,316
 Net transfers                               2,093,818             (974,461)
 Surrenders for benefit payments and
  fees                                         (56,792)          (2,151,507)
 Net loan activity                             (10,570)            (169,382)
 Cost of insurance                            (248,270)          (2,103,018)
                                            ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           2,185,894           (2,931,052)
                                            ----------          -----------
 Net increase (decrease) in net assets       2,487,369            2,671,898
NET ASSETS:
 Beginning of year                             771,646           40,421,135
                                            ----------          -----------
 End of year                                $3,259,015          $43,093,033
                                            ==========          ===========

(k) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                               HARTFORD                HARTFORD
                                             INTERNATIONAL          SMALL/MID CAP            HARTFORD
                                             OPPORTUNITIES              EQUITY                MIDCAP
                                               HLS FUND                HLS FUND              HLS FUND
                                          SUB-ACCOUNT (L)(M)       SUB-ACCOUNT (N)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $275,528                $1,729                 $74,587
 Net realized gain (loss) on security
  transactions                                   (730,168)                   19              (1,011,766)
 Capital gains income                                  --                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,322,337                53,985               7,417,753
                                              -----------              --------             -----------
 Net increase (decrease) in net assets
  resulting from operations                     2,867,697                55,733               6,480,574
                                              -----------              --------             -----------
UNIT TRANSACTIONS:
 Purchases                                      1,502,937                52,175               1,590,421
 Net transfers                                    165,496               (12,091)             (2,158,754)
 Surrenders for benefit payments and
  fees                                           (619,304)                 (242)             (1,468,178)
 Net loan activity                                (44,814)                  (17)                   (441)
 Cost of insurance                             (1,145,577)              (35,448)             (1,597,235)
                                              -----------              --------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (141,262)                4,377              (3,634,187)
                                              -----------              --------             -----------
 Net increase (decrease) in net assets          2,726,435                60,110               2,846,387
NET ASSETS:
 Beginning of year                             20,272,423               217,435              30,479,406
                                              -----------              --------             -----------
 End of year                                  $22,998,858              $277,545             $33,325,793
                                              ===========              ========             ===========


                                              HARTFORD                HARTFORD
                                            MIDCAP VALUE            MONEY MARKET
                                              HLS FUND                HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income                           $34,561                    $ --
 Net realized gain (loss) on security
  transactions                                    26,570                      --
 Capital gains income                                 --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,235,085                      --
                                             -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    1,296,216                      --
                                             -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                       358,248              59,649,253
 Net transfers                                  (247,474)            (44,364,171)
 Surrenders for benefit payments and
  fees                                          (264,049)            (20,559,252)
 Net loan activity                                (7,442)               (276,363)
 Cost of insurance                              (306,568)             (6,370,211)
                                             -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (467,285)            (11,920,744)
                                             -----------            ------------
 Net increase (decrease) in net assets           828,931             (11,920,744)
NET ASSETS:
 Beginning of year                             5,647,867              64,188,641
                                             -----------            ------------
 End of year                                  $6,476,798             $52,267,897
                                             ===========            ============

(l) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(m) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(n) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD                HARTFORD               HARTFORD
                                            SMALL COMPANY         SMALLCAP GROWTH              STOCK
                                              HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $ --                  $ --                 $441,303
 Net realized gain (loss) on security
  transactions                                  (458,224)                 (194)                (899,209)
 Capital gains income                                 --                    --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,997,680                18,106                5,739,975
                                             -----------              --------              -----------
 Net increase (decrease) in net assets
  resulting from operations                    3,539,456                17,912                5,282,069
                                             -----------              --------              -----------
UNIT TRANSACTIONS:
 Purchases                                       845,377                22,885                2,730,773
 Net transfers                                  (754,917)                6,131               (2,683,722)
 Surrenders for benefit payments and
  fees                                          (938,629)                   --               (2,065,929)
 Net loan activity                                (7,496)                   --                  (80,030)
 Cost of insurance                              (732,436)               (9,728)              (2,297,635)
                                             -----------              --------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,588,101)               19,288               (4,396,543)
                                             -----------              --------              -----------
 Net increase (decrease) in net assets         1,951,355                37,200                  885,526
NET ASSETS:
 Beginning of year                            15,966,329                39,354               39,491,899
                                             -----------              --------              -----------
 End of year                                 $17,917,684               $76,554              $40,377,425
                                             ===========              ========              ===========

                                              HARTFORD
                                          U.S. GOVERNMENT            HARTFORD
                                             SECURITIES                VALUE
                                              HLS FUND               HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (O)(P)
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income                         $325,525                $206,763
 Net realized gain (loss) on security
  transactions                                    1,045                (491,834)
 Capital gains income                                --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (59,250)              1,901,447
                                             ----------             -----------
 Net increase (decrease) in net assets
  resulting from operations                     267,320               1,616,376
                                             ----------             -----------
UNIT TRANSACTIONS:
 Purchases                                      667,188               1,575,184
 Net transfers                                  (25,799)             11,642,916
 Surrenders for benefit payments and
  fees                                         (415,965)               (716,152)
 Net loan activity                               (2,471)               (110,554)
 Cost of insurance                             (530,028)             (1,211,599)
                                             ----------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (307,075)             11,179,795
                                             ----------             -----------
 Net increase (decrease) in net assets          (39,755)             12,796,171
NET ASSETS:
 Beginning of year                            7,330,988               4,863,787
                                             ----------             -----------
 End of year                                 $7,291,233             $17,659,958
                                             ==========             ===========

(o) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(p) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            LORD ABBETT           LORD ABBETT            LORD ABBETT
                                            FUNDAMENTAL        CAPTAL STRUCTURE        BOND-DEBENTURE
                                         EQUITY PORTFOLIO          PORTFOLIO              PORTFOLIO
                                          SUB-ACCOUNT (Q)       SUB-ACCOUNT (R)          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $87                 $50,434               $375,063
 Net realized gain (loss) on security
  transactions                                      6                  17,215                 21,324
 Capital gains income                              --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,410                 176,318                267,926
                                              -------             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     2,503                 243,967                664,313
                                              -------             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      1,810                 270,467                790,056
 Net transfers                                 29,880                (143,615)                89,266
 Surrenders for benefit payments and
  fees                                             --                 (31,387)              (123,835)
 Net loan activity                                 --                    (627)               (30,523)
 Cost of insurance                             (1,692)               (156,643)              (534,605)
                                              -------             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             29,998                 (61,805)               190,359
                                              -------             -----------            -----------
 Net increase (decrease) in net assets         32,501                 182,162                854,672
NET ASSETS:
 Beginning of year                                 --               1,691,924              5,606,353
                                              -------             -----------            -----------
 End of year                                  $32,501              $1,874,086             $6,461,025
                                              =======             ===========            ===========

                                            LORD ABBETT
                                             GROWTH AND
                                               INCOME             MFS GROWTH
                                             PORTFOLIO              SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income                          $10,058                  $52
 Net realized gain (loss) on security
  transactions                                      123                   47
 Capital gains income                                --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      272,157                8,647
                                             ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     282,338                8,746
                                             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                      263,523               10,133
 Net transfers                                  145,740               18,051
 Surrenders for benefit payments and
  fees                                          (29,886)                  --
 Net loan activity                               (1,838)                  --
 Cost of insurance                             (173,280)             (12,369)
                                             ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              204,259               15,815
                                             ----------            ---------
 Net increase (decrease) in net assets          486,597               24,561
NET ASSETS:
 Beginning of year                            1,472,502               39,372
                                             ----------            ---------
 End of year                                 $1,959,099              $63,933
                                             ==========            =========

(q) From inception May 24, 2010 to December 31, 2010.

(r)  Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          MFS INVESTORS           MFS NEW              MFS TOTAL
                                           TRUST SERIES       DISCOVERY SERIES       RETURN SERIES
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $4,913                  $ --              $229,501
 Net realized gain (loss) on security
  transactions                                    396                14,935               (38,781)
 Capital gains income                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     44,161               428,575               640,173
                                             --------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    49,470               443,510               830,893
                                             --------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     16,371                80,413               941,199
 Net transfers                                 59,956               782,014               374,161
 Surrenders for benefit payments and
  fees                                           (166)              (79,743)             (289,812)
 Net loan activity                                 (8)                1,026              (154,032)
 Cost of insurance                            (52,107)              (64,717)             (853,474)
                                             --------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             24,046               718,993                18,042
                                             --------            ----------            ----------
 Net increase (decrease) in net assets         73,516             1,162,503               848,935
NET ASSETS:
 Beginning of year                            417,998               991,857             8,194,055
                                             --------            ----------            ----------
 End of year                                 $491,514            $2,154,360            $9,042,990
                                             ========            ==========            ==========

                                              MFS VALUE            MFS RESEARCH
                                               SERIES              BOND SERIES
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                          $117,133              $102,396
 Net realized gain (loss) on security
  transactions                                     1,819                   643
 Capital gains income                                 --                10,571
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       991,047               131,934
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    1,109,999               245,544
                                             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     1,842,541               830,138
 Net transfers                                 2,480,894             5,843,073
 Surrenders for benefit payments and
  fees                                          (240,258)              (61,880)
 Net loan activity                               (35,550)              (17,370)
 Cost of insurance                            (1,027,985)             (540,112)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             3,019,642             6,053,849
                                             -----------            ----------
 Net increase (decrease) in net assets         4,129,641             6,299,393
NET ASSETS:
 Beginning of year                             7,084,121             1,692,553
                                             -----------            ----------
 End of year                                 $11,213,762            $7,991,946
                                             ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                UIF CORE PLUS       UIF EMERGING        UIF EMERGING
                                FIXED INCOME        MARKETS DEBT       MARKETS EQUITY
                                  PORTFOLIO          PORTFOLIO           PORTFOLIO
                               SUB-ACCOUNT (S)    SUB-ACCOUNT (T)     SUB-ACCOUNT (U)
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income              $14,493               $ --                 $59
 Net realized gain (loss) on
  security transactions                 271                 (8)                 16
 Capital gains income                    --                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                2,260             (1,142)              2,450
                                  ---------           --------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                         17,024             (1,150)              2,525
                                  ---------           --------            --------
UNIT TRANSACTIONS:
 Purchases                            9,576                 --                 446
 Net transfers                        3,487             27,896              27,896
 Surrenders for benefit
  payments and fees                      --                 (1)                 --
 Net loan activity                       --                 --                  --
 Cost of insurance                  (11,501)              (190)               (523)
                                  ---------           --------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   1,562             27,705              27,819
                                  ---------           --------            --------
 Net increase (decrease) in
  net assets                         18,586             26,555              30,344
NET ASSETS:
 Beginning of year                  241,605                 --               9,301
                                  ---------           --------            --------
 End of year                       $260,191            $26,555             $39,645
                                  =========           ========            ========

                                    INVESCO
                                VAN KAMPEN V. I.       UIF MID CAP
                                      HIGH                GROWTH
                                   YIELD FUND           PORTFOLIO
                                SUB-ACCOUNT (V)      SUB-ACCOUNT (W)
----------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                $1,077                  $ --
 Net realized gain (loss) on
  security transactions                   14               111,061
 Capital gains income                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   211               370,027
                                    --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,302               481,088
                                    --------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,035               339,864
 Net transfers                            --              (710,065)
 Surrenders for benefit
  payments and fees                       --               (48,457)
 Net loan activity                        --                (3,656)
 Cost of insurance                      (464)             (198,906)
                                    --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      571              (621,220)
                                    --------            ----------
 Net increase (decrease) in
  net assets                           1,873              (140,132)
NET ASSETS:
 Beginning of year                    10,553             1,924,419
                                    --------            ----------
 End of year                         $12,426            $1,784,287
                                    ========            ==========

(s) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

(t)  Funded as of October 31, 2010.

(u) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(v) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

(w) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              INVESCO
                                          VAN KAMPEN V. I.      MORGAN STANLEY --     INVESCO V I. SELECT
                                              MID CAP             FOCUS GROWTH            DIMENSIONS
                                             VALUE FUND             PORTFOLIO            BALANCED FUND
                                          SUB-ACCOUNT (X)          SUB-ACCOUNT          SUB-ACCOUNT (Y)
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $25,793                 $ --                   $268
 Net realized gain (loss) on security
  transactions                                  377,688                  126                     --
 Capital gains income                                --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      183,271                3,968                  1,267
                                             ----------              -------                -------
 Net increase (decrease) in net assets
  resulting from operations                     586,752                4,094                  1,535
                                             ----------              -------                -------
UNIT TRANSACTIONS:
 Purchases                                      357,924                2,417                  2,714
 Net transfers                               (1,136,729)                  --                     --
 Surrenders for benefit payments and
  fees                                         (100,525)                  (1)                    --
 Net loan activity                               (1,302)                  --                     --
 Cost of insurance                             (211,903)                (946)                  (749)
                                             ----------              -------                -------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,092,535)               1,470                  1,965
                                             ----------              -------                -------
 Net increase (decrease) in net assets         (505,783)               5,564                  3,500
NET ASSETS:
 Beginning of year                            3,386,622               13,995                 13,728
                                             ----------              -------                -------
 End of year                                 $2,880,839              $19,559                $17,228
                                             ==========              =======                =======

                                                                INVESCO V.I. SELECT
                                          MORGAN STANLEY --         DIMENSIONS
                                           FLEXIBLE INCOME           DIVIDEND
                                              PORTFOLIO             GROWTH FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (Z)
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                          $1,731                   $413
 Net realized gain (loss) on security
  transactions                                      41                      3
 Capital gains income                               --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         673                  2,775
                                               -------                -------
 Net increase (decrease) in net assets
  resulting from operations                      2,445                  3,191
                                               -------                -------
UNIT TRANSACTIONS:
 Purchases                                       4,687                  5,131
 Net transfers                                      --                     --
 Surrenders for benefit payments and
  fees                                              --                     --
 Net loan activity                                  --                     --
 Cost of insurance                              (1,535)                (1,729)
                                               -------                -------
 Net increase (decrease) in net assets
  resulting from unit transactions               3,152                  3,402
                                               -------                -------
 Net increase (decrease) in net assets           5,597                  6,593
NET ASSETS:
 Beginning of year                              25,973                 27,460
                                               -------                -------
 End of year                                   $31,570                $34,053
                                               =======                =======

(x) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

(y)  Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

(z) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 INVESCO V.I. SELECT       OPPENHEIMER
                                          MORGAN STANLEY --          DIMENSIONS              CAPITAL
                                             MONEY MARKET         EQUALLY-WEIGHTED         APPRECIATION
                                              PORTFOLIO             S&P 500 FUND             FUND/VA
                                             SUB-ACCOUNT          SUB-ACCOUNT (AA)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $26                   $314                    $ --
 Net realized gain (loss) on security
  transactions                                       --                    173                 (15,167)
 Capital gains income                                --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           --                  4,468                 252,539
                                               --------                -------              ----------
 Net increase (decrease) in net assets
  resulting from operations                          26                  4,955                 237,372
                                               --------                -------              ----------
UNIT TRANSACTIONS:
 Purchases                                       26,182                  3,249                 318,706
 Net transfers                                  (66,951)                    --                  18,592
 Surrenders for benefit payments and
  fees                                               (1)                    --                 (78,403)
 Net loan activity                                   --                     --                      --
 Cost of insurance                              (13,666)                (1,995)               (180,060)
                                               --------                -------              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (54,436)                 1,254                  78,835
                                               --------                -------              ----------
 Net increase (decrease) in net assets          (54,410)                 6,209                 316,207
NET ASSETS:
 Beginning of year                              259,029                 22,205               2,560,352
                                               --------                -------              ----------
 End of year                                   $204,619                $28,414              $2,876,559
                                               ========                =======              ==========


                                            OPPENHEIMER          OPPENHEIMER
                                         GLOBAL SECURITIES       MAIN STREET
                                              FUND/VA              FUND/VA
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                          $20,727              $5,465
 Net realized gain (loss) on security
  transactions                                    1,791                 966
 Capital gains income                                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      261,398              97,228
                                             ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     283,916             103,659
                                             ----------            --------
UNIT TRANSACTIONS:
 Purchases                                      250,448             129,519
 Net transfers                                  295,902              14,399
 Surrenders for benefit payments and
  fees                                          (24,184)               (824)
 Net loan activity                               (7,016)               (167)
 Cost of insurance                             (160,045)            (57,556)
                                             ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              355,105              85,371
                                             ----------            --------
 Net increase (decrease) in net assets          639,021             189,030
NET ASSETS:
 Beginning of year                            1,654,761             571,716
                                             ----------            --------
 End of year                                 $2,293,782            $760,746
                                             ==========            ========

(aa) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                    MAIN STREET        OPPENHEIMER         PUTNAM VT
                                     SMALL CAP            VALUE           DIVERSIFIED
                                      FUND/VA            FUND/VA          INCOME FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $7,560              $372          $1,004,442
 Net realized gain (loss) on
  security transactions                  31,150               123              24,114
 Capital gains income                        --                --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       354,997             5,432            (166,155)
                                     ----------          --------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            393,707             5,927             862,401
                                     ----------          --------          ----------
UNIT TRANSACTIONS:
 Purchases                              462,886             2,875             800,182
 Net transfers                         (355,780)               40             (30,074)
 Surrenders for benefit
  payments and fees                     (44,557)               --            (131,052)
 Net loan activity                       (8,494)               --             (17,025)
 Cost of insurance                     (247,280)           (4,580)           (601,519)
                                     ----------          --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (193,225)           (1,665)             20,512
                                     ----------          --------          ----------
 Net increase (decrease) in net
  assets                                200,482             4,262             882,913
NET ASSETS:
 Beginning of year                    1,815,024            41,797           6,822,824
                                     ----------          --------          ----------
 End of year                         $2,015,506           $46,059          $7,705,737
                                     ==========          ========          ==========


                                     PUTNAM VT           PUTNAM VT
                                    GLOBAL ASSET           GLOBAL
                                  ALLOCATION FUND       EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  --------------------------------------
OPERATIONS:
 Net investment income                  $27,065             $75,541
 Net realized gain (loss) on
  security transactions                 (53,549)           (297,892)
 Capital gains income                        --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        93,528             525,433
                                     ----------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             67,044             303,082
                                     ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                2,740             257,719
 Net transfers                         (145,139)           (218,591)
 Surrenders for benefit
  payments and fees                      (9,236)           (141,172)
 Net loan activity                           --             (38,556)
 Cost of insurance                      (18,635)           (143,522)
                                     ----------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (170,270)           (284,122)
                                     ----------          ----------
 Net increase (decrease) in net
  assets                               (103,226)             18,960
NET ASSETS:
 Beginning of year                      613,161           3,298,384
                                     ----------          ----------
 End of year                           $509,935          $3,317,344
                                     ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             PUTNAM VT           PUTNAM VT           PUTNAM VT
                                            GROWTH AND         GLOBAL HEALTH           HIGH
                                            INCOME FUND          CARE FUND          YIELD FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $191,043            $13,214             $765,382
 Net realized gain (loss) on security
  transactions                                 (329,295)             6,863              (82,570)
 Capital gains income                                --                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,669,600             (4,063)             658,972
                                            -----------          ---------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   1,531,348             16,014            1,341,784
                                            -----------          ---------          -----------
UNIT TRANSACTIONS:
 Purchases                                      675,550                 --              481,484
 Net transfers                                 (381,341)            (2,322)          (1,488,092)
 Surrenders for benefit payments and
  fees                                         (578,672)           (13,912)            (455,729)
 Net loan activity                                9,163                 --                2,333
 Cost of insurance                             (606,815)           (31,582)            (565,291)
                                            -----------          ---------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (882,115)           (47,816)          (2,025,295)
                                            -----------          ---------          -----------
 Net increase (decrease) in net assets          649,233            (31,802)            (683,511)
NET ASSETS:
 Beginning of year                           11,157,606            647,702           10,803,942
                                            -----------          ---------          -----------
 End of year                                $11,806,839           $615,900          $10,120,431
                                            ===========          =========          ===========

                                                                  PUTNAM             PUTNAM VT
                                            PUTNAM VT         INTERNATIONAL        INTERNATIONAL
                                           INCOME FUND          VALUE FUND          EQUITY FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (AB)       SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income                        $883,213             $68,824             $374,179
 Net realized gain (loss) on security
  transactions                                  81,228             (27,153)            (118,218)
 Capital gains income                               --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (220,422)            102,059              625,838
                                            ----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    744,019             143,730              881,799
                                            ----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     437,979               9,941              556,113
 Net transfers                                (699,010)             (2,684)            (741,440)
 Surrenders for benefit payments and
  fees                                        (300,377)            (33,281)            (551,673)
 Net loan activity                             (23,720)             (1,580)               3,703
 Cost of insurance                            (390,304)            (64,821)            (446,285)
                                            ----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (975,432)            (92,425)          (1,179,582)
                                            ----------          ----------          -----------
 Net increase (decrease) in net assets        (231,413)             51,305             (297,783)
NET ASSETS:
 Beginning of year                           7,615,262           2,065,213           10,616,250
                                            ----------          ----------          -----------
 End of year                                $7,383,849          $2,116,518          $10,318,467
                                            ==========          ==========          ===========

(ab) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             PUTNAM VT                              PUTNAM VT
                                           INTERNATIONAL         PUTNAM VT            MONEY
                                            GROWTH FUND        INVESTORS FUND      MARKET FUND
                                         SUB-ACCOUNT (AC)       SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $11,896               $5,817               $25
 Net realized gain (loss) on security
  transactions                                 (27,223)             (38,982)               --
 Capital gains income                               --                   --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      57,743               78,497                --
                                             ---------           ----------          --------
 Net increase (decrease) in net assets
  resulting from operations                     42,416               45,332                25
                                             ---------           ----------          --------
UNIT TRANSACTIONS:
 Purchases                                          --                  788                --
 Net transfers                                 (27,416)               5,532                --
 Surrenders for benefit payments and
  fees                                         (34,674)            (105,337)           (2,496)
 Net loan activity                                  (3)                  --                --
 Cost of insurance                             (13,204)             (16,274)           (6,069)
                                             ---------           ----------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (75,297)            (115,291)           (8,565)
                                             ---------           ----------          --------
 Net increase (decrease) in net assets         (32,881)             (69,959)           (8,540)
NET ASSETS:
 Beginning of year                             417,207              402,228            70,843
                                             ---------           ----------          --------
 End of year                                  $384,326             $332,269           $62,303
                                             =========           ==========          ========

                                              PUTNAM VT             PUTNAM VT             PUTNAM VT
                                              MULTI-CAP             SMALL CAP           GEORGE PUTNAM
                                             GROWTH FUND            VALUE FUND          BALANCED FUND
                                         SUB-ACCOUNT (AD)(AE)      SUB-ACCOUNT        SUB-ACCOUNT (AF)
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income                           $37,743                $3,448              $12,641
 Net realized gain (loss) on security
  transactions                                  (261,179)               69,566              (15,060)
 Capital gains income                                 --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,591,841               195,253               26,171
                                              ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    1,368,405               268,267               23,752
                                              ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                       498,240               123,429                   --
 Net transfers                                  (449,968)             (289,908)             (16,174)
 Surrenders for benefit payments and
  fees                                          (470,650)               (2,457)             (16,497)
 Net loan activity                               (44,006)               (8,864)                  --
 Cost of insurance                              (323,080)              (90,914)             (14,931)
                                              ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (789,464)             (268,714)             (47,602)
                                              ----------            ----------            ---------
 Net increase (decrease) in net assets           578,941                  (447)             (23,850)
NET ASSETS:
 Beginning of year                             7,051,663             1,275,340              244,699
                                              ----------            ----------            ---------
 End of year                                  $7,630,604            $1,274,893             $220,849
                                              ==========            ==========            =========

(ac) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(ad) Formerly Putnam VT New Opportunities Fund. Change effective September 1, 2010.

(ae) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(af) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT                                    PUTNAM VT
                                              GLOBAL              PUTNAM VT               CAPITAL
                                          UTILITIES FUND        VOYAGER FUND         OPPORTUNITIES FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $18,524               $199,912                 $3,308
 Net realized gain (loss) on security
  transactions                                (15,387)              (596,990)               (49,015)
 Capital gains income                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,301              3,118,572                359,540
                                             --------            -----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     6,438              2,721,494                313,833
                                             --------            -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                         --                931,124                141,768
 Net transfers                                (36,439)              (182,978)               127,238
 Surrenders for benefit payments and
  fees                                        (22,196)              (520,953)               (12,416)
 Net loan activity                                 --               (341,799)                  (444)
 Cost of insurance                            (25,479)              (800,751)              (146,788)
                                             --------            -----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (84,114)              (915,357)               109,358
                                             --------            -----------             ----------
 Net increase (decrease) in net assets        (77,676)             1,806,137                423,191
NET ASSETS:
 Beginning of year                            522,843             13,691,059              1,173,989
                                             --------            -----------             ----------
 End of year                                 $445,167            $15,497,196             $1,597,180
                                             ========            ===========             ==========

                                                                    INVESCO
                                             PUTNAM VT          VAN KAMPEN V.I.           INVESCO
                                               EQUITY              GROWTH AND         VAN KAMPEN V.I.
                                            INCOME FUND           INCOME FUND          COMSTOCK FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (AG)      SUB-ACCOUNT(AH)
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income                          $36,332                $1,032                $6,861
 Net realized gain (loss) on security
  transactions                                   19,791                 1,333                43,242
 Capital gains income                                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      115,597               129,417               726,954
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     171,720               131,782               777,057
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      128,287               285,960               586,417
 Net transfers                                 (149,022)              (29,956)             (270,628)
 Surrenders for benefit payments and
  fees                                         (205,893)               (2,721)             (141,553)
 Net loan activity                               (2,933)               (2,357)                 (758)
 Cost of insurance                             (140,331)             (171,498)             (378,734)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (369,892)               79,428              (205,256)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets         (198,172)              211,210               571,801
NET ASSETS:
 Beginning of year                            1,932,199               989,746             5,156,833
                                             ----------            ----------            ----------
 End of year                                 $1,734,027            $1,200,956            $5,728,634
                                             ==========            ==========            ==========

(ag) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(ah) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS
                                           BALANCED WEALTH          INTERNATIONAL          SMALL/MID CAP
                                          STRATEGY PORTFOLIO       VALUE PORTFOLIO        VALUE PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $1,282                 $59,659                $15,295
 Net realized gain (loss) on security
  transactions                                      213                   7,847                   (797)
 Capital gains income                                --                      --                 80,675
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       37,503               1,541,096                649,819
                                               --------              ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                      38,998               1,608,602                744,992
                                               --------              ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                      112,324               1,061,029                413,741
 Net transfers                                   73,014                 360,958                369,436
 Surrenders for benefit payments and
  fees                                             (724)               (182,767)               (19,267)
 Net loan activity                                   --                 (19,634)                   (11)
 Cost of insurance                              (30,991)               (564,827)              (208,522)
                                               --------              ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              153,623                 654,759                555,377
                                               --------              ----------             ----------
 Net increase (decrease) in net assets          192,621               2,263,361              1,300,369
NET ASSETS:
 Beginning of year                               94,544               3,920,642              1,623,257
                                               --------              ----------             ----------
 End of year                                   $287,165              $6,184,003             $2,923,626
                                               ========              ==========             ==========

                                                                 ALLIANCEBERNSTEIN VPS
                                         ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                            VALUE PORTFOLIO        GROWTH PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income                             $76                   $50,949
 Net realized gain (loss) on security
  transactions                                      (2)                    2,666
 Capital gains income                               --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         684                   355,636
                                                ------                ----------
 Net increase (decrease) in net assets
  resulting from operations                        758                   409,251
                                                ------                ----------
UNIT TRANSACTIONS:
 Purchases                                       2,339                   222,829
 Net transfers                                   2,847                   199,006
 Surrenders for benefit payments and
  fees                                              --                   (19,418)
 Net loan activity                                  --                       493
 Cost of insurance                              (1,341)                 (115,974)
                                                ------                ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               3,845                   286,936
                                                ------                ----------
 Net increase (decrease) in net assets           4,603                   696,187
NET ASSETS:
 Beginning of year                               1,607                   741,838
                                                ------                ----------
 End of year                                    $6,210                $1,438,025
                                                ======                ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               AIM V.I.               AIM V.I.             AIM V. I.
                                               CAPITAL                  CORE             INTERNATIONAL
                                          APPRECIATION FUND         EQUITY FUND           GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $12,262                $20,148               $46,305
 Net realized gain (loss) on security
  transactions                                       916                173,186                   401
 Capital gains income                                 --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       356,204                264,198               648,249
                                              ----------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      369,382                457,532               694,955
                                              ----------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       238,746                 62,317               410,462
 Net transfers                                   154,455               (153,928)            2,197,392
 Surrenders for benefit payments and
  fees                                           (99,538)              (930,808)              (10,376)
 Net loan activity                                  (757)                    --               (20,741)
 Cost of insurance                              (152,992)              (101,975)             (253,465)
                                              ----------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               139,914             (1,124,394)            2,323,272
                                              ----------             ----------            ----------
 Net increase (decrease) in net assets           509,296               (666,862)            3,018,227
NET ASSETS:
 Beginning of year                             1,647,132              1,792,368               581,307
                                              ----------             ----------            ----------
 End of year                                  $2,156,428             $1,125,506            $3,599,534
                                              ==========             ==========            ==========

                                              AIM V.I.             AIM V.I.
                                            MID CAP CORE          SMALL CAP
                                            EQUITY FUND          EQUITY FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                          $42,449              $1,427
 Net realized gain (loss) on security
  transactions                                   39,190             (26,512)
 Capital gains income                            40,963                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      695,048             151,274
                                             ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     817,650             126,189
                                             ----------            --------
UNIT TRANSACTIONS:
 Purchases                                      364,321             101,163
 Net transfers                                  (20,107)            247,059
 Surrenders for benefit payments and
  fees                                          (59,350)            (10,460)
 Net loan activity                                   --              (7,120)
 Cost of insurance                             (274,037)            (64,999)
                                             ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions               10,827             265,643
                                             ----------            --------
 Net increase (decrease) in net assets          828,477             391,832
NET ASSETS:
 Beginning of year                            2,775,974             573,329
                                             ----------            --------
 End of year                                 $3,604,451            $965,161
                                             ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              AIM V.I.               AIM V.I.             AIM V.I.
                                               CAPITAL           POWERSHARES ETF           GLOBAL
                                          DEVELOPMENT FUND       ALLOCATION FUND      REAL ESTATE FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (B)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --                $4,325                 $ --
 Net realized gain (loss) on security
  transactions                                    3,991                 1,873                   (2)
 Capital gains income                                --                   747                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      470,890                17,037                  246
                                              ---------              --------              -------
 Net increase (decrease) in net assets
  resulting from operations                     474,881                23,982                  244
                                              ---------              --------              -------
UNIT TRANSACTIONS:
 Purchases                                      150,124                12,515                  120
 Net transfers                                   (4,710)              407,248               12,498
 Surrenders for benefit payments and
  fees                                          (50,717)                  141                   --
 Net loan activity                                   --                    --                   --
 Cost of insurance                             (105,271)              (70,924)                (352)
                                              ---------              --------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions              (10,574)              348,980               12,266
                                              ---------              --------              -------
 Net increase (decrease) in net assets          464,307               372,962               12,510
NET ASSETS:
 Beginning of year                            1,131,691                    --                   --
                                              ---------              --------              -------
 End of year                                  $1,595,998             $372,962              $12,510
                                              =========              ========              =======

                                         ALLIANCEBERNSTEIN VPS      AMERICAN FUNDS
                                              REAL ESTATE               GLOBAL
                                          INVESTMENT PORTFOLIO         BOND FUND
                                            SUB-ACCOUNT (B)           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income                            $ --                   $12,114
 Net realized gain (loss) on security
  transactions                                      --                       176
 Capital gains income                               --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          34                    64,791
                                                  ----                 ---------
 Net increase (decrease) in net assets
  resulting from operations                         34                    77,081
                                                  ----                 ---------
UNIT TRANSACTIONS:
 Purchases                                         123                   102,892
 Net transfers                                     529                   594,740
 Surrenders for benefit payments and
  fees                                              --                    (1,264)
 Net loan activity                                  --                       (17)
 Cost of insurance                                 (82)                 (102,991)
                                                  ----                 ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                 570                   593,360
                                                  ----                 ---------
 Net increase (decrease) in net assets             604                   670,441
NET ASSETS:
 Beginning of year                                  --                   275,278
                                                  ----                 ---------
 End of year                                      $604                  $945,719
                                                  ====                 =========

(a)  From inception February 26, 2009 to December 31, 2009.

(b) From inception July 23, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS                               AMERICAN FUNDS
                                           CAPITAL WORLD         AMERICAN FUNDS            BLUE CHIP
                                              GROWTH &                ASSET               INCOME AND
                                            INCOME FUND          ALLOCATION FUND          GROWTH FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $38,541               $595,811               $246,923
 Net realized gain (loss) on security
  transactions                                      573               (109,279)                37,213
 Capital gains income                                --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      466,067              4,951,597              2,732,103
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     505,181              5,438,129              3,016,239
                                             ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      299,973              3,437,085              1,719,657
 Net transfers                                  928,643             (1,991,009)               545,789
 Surrenders for benefit payments and
  fees                                          (14,291)              (757,230)              (408,888)
 Net loan activity                               (1,910)                 8,363                (13,679)
 Cost of insurance                             (189,001)            (2,387,789)            (1,120,294)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,023,414             (1,690,580)               722,585
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets        1,528,595              3,747,549              3,738,824
NET ASSETS:
 Beginning of year                              485,963             24,336,595             10,218,954
                                             ----------            -----------            -----------
 End of year                                 $2,014,558            $28,084,144            $13,957,778
                                             ==========            ===========            ===========


                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS             GLOBAL
                                              BOND FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                          $842,211               $238,181
 Net realized gain (loss) on security
  transactions                                    18,436               (149,754)
 Capital gains income                                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,202,590              5,990,943
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    3,063,237              6,079,370
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     3,658,125              2,248,853
 Net transfers                                 5,037,629             (1,768,520)
 Surrenders for benefit payments and
  fees                                        (1,745,492)            (1,347,291)
 Net loan activity                                40,890                (65,889)
 Cost of insurance                            (2,542,253)            (1,465,113)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             4,448,899             (2,397,960)
                                             -----------            -----------
 Net increase (decrease) in net assets         7,512,136              3,681,410
NET ASSETS:
 Beginning of year                            20,825,185             15,883,119
                                             -----------            -----------
 End of year                                 $28,337,321            $19,564,529
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS
                                            GROWTH FUND      GROWTH-INCOME FUND   INTERNATIONAL FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $389,105             $849,281             $456,364
 Net realized gain (loss) on security
  transactions                                  371,256              407,242              106,223
 Capital gains income                                --                   --              152,651
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   19,213,290           13,607,354            9,958,673
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                  19,973,651           14,863,877           10,673,911
                                            -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    7,878,076            7,241,511            3,421,079
 Net transfers                                  147,343           (2,105,871)           2,274,369
 Surrenders for benefit payments and
  fees                                       (3,305,776)          (2,794,401)          (2,672,143)
 Net loan activity                             (116,572)            (111,466)              12,310
 Cost of insurance                           (5,233,188)          (4,631,160)          (2,531,695)
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (630,117)          (2,401,387)             503,920
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets       19,343,534           12,462,490           11,177,831
NET ASSETS:
 Beginning of year                           50,480,136           48,347,193           23,989,307
                                            -----------          -----------          -----------
 End of year                                $69,823,670          $60,809,683          $35,167,138
                                            ===========          ===========          ===========

                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS        GLOBAL SMALL
                                          NEW WORLD FUND     CAPITALIZATION FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                         $171,173              $30,365
 Net realized gain (loss) on security
  transactions                                  (11,765)              98,354
 Capital gains income                                --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    4,063,555            4,996,644
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   4,222,963            5,125,363
                                            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    1,185,440            1,256,064
 Net transfers                                2,035,698              226,916
 Surrenders for benefit payments and
  fees                                         (862,253)            (560,273)
 Net loan activity                              (10,009)             (33,965)
 Cost of insurance                             (885,309)            (835,471)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,463,567               53,271
                                            -----------          -----------
 Net increase (decrease) in net assets        5,686,530            5,178,634
NET ASSETS:
 Beginning of year                            8,179,160            8,392,315
                                            -----------          -----------
 End of year                                $13,865,690          $13,570,949
                                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                                           ASSET MANAGER          EQUITY-INCOME           GROWTH
                                             PORTFOLIO              PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $30,721               $285,169                $94
 Net realized gain (loss) on security
  transactions                                  (84,635)              (589,778)              (989)
 Capital gains income                             2,149                     --                 41
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      398,560              3,885,605              9,739
                                             ----------            -----------            -------
 Net increase (decrease) in net assets
  resulting from operations                     346,795              3,580,996              8,885
                                             ----------            -----------            -------
UNIT TRANSACTIONS:
 Purchases                                           --              1,239,360             12,620
 Net transfers                                  (79,115)              (282,589)            24,390
 Surrenders for benefit payments and
  fees                                         (108,117)            (1,184,139)                --
 Net loan activity                                 (160)               (23,507)                --
 Cost of insurance                              (84,822)            (1,021,505)            (9,056)
                                             ----------            -----------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (272,214)            (1,272,380)            27,954
                                             ----------            -----------            -------
 Net increase (decrease) in net assets           74,581              2,308,616             36,839
NET ASSETS:
 Beginning of year                            1,351,682             12,082,632             18,329
                                             ----------            -----------            -------
 End of year                                 $1,426,263            $14,391,248            $55,168
                                             ==========            ===========            =======

                                            FIDELITY VIP          FIDELITY VIP
                                             CONTRAFUND             OVERSEAS
                                              PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income                          $126,599              $9,531
 Net realized gain (loss) on security
  transactions                                       230             (62,096)
 Capital gains income                              3,138               1,532
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,044,385             142,366
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    3,174,352              91,333
                                             -----------            --------
UNIT TRANSACTIONS:
 Purchases                                     1,472,061                  --
 Net transfers                                 3,252,406             (55,121)
 Surrenders for benefit payments and
  fees                                          (950,137)            (32,747)
 Net loan activity                                  (784)                 --
 Cost of insurance                              (958,182)            (27,776)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             2,815,364            (115,644)
                                             -----------            --------
 Net increase (decrease) in net assets         5,989,716             (24,311)
NET ASSETS:
 Beginning of year                             7,064,671             514,995
                                             -----------            --------
 End of year                                 $13,054,387            $490,684
                                             ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                        FIDELITY VIP
                                            FIDELITY VIP          FIDELITY VIP        DYNAMIC CAPITAL
                                               MID CAP          VALUE STRATEGIES        APPRECIATION
                                              PORTFOLIO             PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $32,575                $238                    $9
 Net realized gain (loss) on security
  transactions                                     6,399                 205                   115
 Capital gains income                             38,795                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,169,750              20,028                17,660
                                             -----------             -------              --------
 Net increase (decrease) in net assets
  resulting from operations                    2,247,519              20,471                17,784
                                             -----------             -------              --------
UNIT TRANSACTIONS:
 Purchases                                     1,300,977               4,942                10,430
 Net transfers                                 1,632,542              68,165                21,333
 Surrenders for benefit payments and
  fees                                          (314,713)                 (6)                   --
 Net loan activity                               (24,799)                 --                    --
 Cost of insurance                              (717,143)             (7,069)              (11,448)
                                             -----------             -------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,876,864              66,032                20,315
                                             -----------             -------              --------
 Net increase (decrease) in net assets         4,124,383              86,503                38,099
NET ASSETS:
 Beginning of year                             4,571,445               1,419                24,888
                                             -----------             -------              --------
 End of year                                  $8,695,828             $87,922               $62,987
                                             ===========             =======              ========


                                           FIDELITY VIP        FIDELITY VIP
                                           FREEDOM 2010        FREEDOM 2020
                                            PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income                         $7,790              $8,114
 Net realized gain (loss) on security
  transactions                                     99               8,841
 Capital gains income                             397               2,610
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     40,429              56,154
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from operations                    48,715              75,719
                                             --------            --------
UNIT TRANSACTIONS:
 Purchases                                     44,945             156,163
 Net transfers                                135,862              56,115
 Surrenders for benefit payments and
  fees                                             --             (50,551)
 Net loan activity                                 --                  --
 Cost of insurance                            (20,969)            (42,860)
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            159,838             118,867
                                             --------            --------
 Net increase (decrease) in net assets        208,553             194,586
NET ASSETS:
 Beginning of year                             17,377              83,211
                                             --------            --------
 End of year                                 $225,930            $277,797
                                             ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                       FRANKLIN
                                           FIDELITY VIP         FIDELITY VIP            RISING
                                           FREEDOM 2030       STRATEGIC INCOME         DIVIDENDS
                                            PORTFOLIO            PORTFOLIO          SECURITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (B)       SUB-ACCOUNT (B)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $3,005                 $46                  $ --
 Net realized gain (loss) on security
  transactions                                     77                  --                     1
 Capital gains income                             732                   9                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     29,156                 (47)                  (34)
                                             --------              ------               -------
 Net increase (decrease) in net assets
  resulting from operations                    32,970                   8                   (33)
                                             --------              ------               -------
UNIT TRANSACTIONS:
 Purchases                                     84,337                  24                   205
 Net transfers                                 44,093               1,444                19,265
 Surrenders for benefit payments and
  fees                                            (14)                 --                    --
 Net loan activity                                 --                  --                    --
 Cost of insurance                            (27,891)               (177)                 (211)
                                             --------              ------               -------
 Net increase (decrease) in net assets
  resulting from unit transactions            100,525               1,291                19,259
                                             --------              ------               -------
 Net increase (decrease) in net assets        133,495               1,299                19,226
NET ASSETS:
 Beginning of year                             34,809                  --                    --
                                             --------              ------               -------
 End of year                                 $168,304              $1,299               $19,226
                                             ========              ======               =======

                                                                    FRANKLIN
                                              FRANKLIN           SMALL-MID CAP
                                               INCOME                GROWTH
                                           SECURITIES FUND      SECURITIES FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income                          $763,033                $ --
 Net realized gain (loss) on security
  transactions                                    22,385              (8,811)
 Capital gains income                                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,266,081              76,476
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    3,051,499              67,665
                                             -----------            --------
UNIT TRANSACTIONS:
 Purchases                                     1,726,080              41,419
 Net transfers                                 1,118,996             135,037
 Surrenders for benefit payments and
  fees                                          (366,586)             (3,901)
 Net loan activity                               (12,304)                (13)
 Cost of insurance                            (1,079,778)            (35,670)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,386,408             136,872
                                             -----------            --------
 Net increase (decrease) in net assets         4,437,907             204,537
NET ASSETS:
 Beginning of year                             7,889,708              67,562
                                             -----------            --------
 End of year                                 $12,327,615            $272,099
                                             ===========            ========

(b) From inception July 23, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              FRANKLIN              FRANKLIN
                                             SMALL CAP             STRATEGIC
                                               VALUE                 INCOME             MUTUAL SHARES
                                          SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $103,467              $373,961               $257,402
 Net realized gain (loss) on security
  transactions                                      202                19,642                  3,230
 Capital gains income                           284,934                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,310,713               721,065              3,008,197
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   1,699,316             1,114,668              3,268,829
                                             ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      907,401               944,672              2,538,878
 Net transfers                                  888,103             5,419,129              3,329,590
 Surrenders for benefit payments and
  fees                                         (371,779)             (788,467)              (735,355)
 Net loan activity                               (6,906)              (27,689)               (43,515)
 Cost of insurance                             (560,556)             (589,560)            (1,349,993)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              856,263             4,958,085              3,739,605
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets        2,555,579             6,072,753              7,008,434
NET ASSETS:
 Beginning of year                            5,157,547             2,051,447              9,727,935
                                             ----------            ----------            -----------
 End of year                                 $7,713,126            $8,124,200            $16,736,369
                                             ==========            ==========            ===========

                                            TEMPLETON
                                            DEVELOPING          TEMPLETON
                                             MARKETS             FOREIGN
                                         SECURITIES FUND     SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income                         $5,800              $1,396
 Net realized gain (loss) on security
  transactions                                     (3)               (636)
 Capital gains income                             498               1,722
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    124,734              46,269
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from operations                   131,029              48,751
                                             --------            --------
UNIT TRANSACTIONS:
 Purchases                                     47,905              19,808
 Net transfers                                316,029             723,809
 Surrenders for benefit payments and
  fees                                             29             (11,371)
 Net loan activity                                 --                 (61)
 Cost of insurance                            (45,623)            (26,370)
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            318,340             705,815
                                             --------            --------
 Net increase (decrease) in net assets        449,369             754,566
NET ASSETS:
 Beginning of year                             56,182              30,964
                                             --------            --------
 End of year                                 $505,551            $785,530
                                             ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                           FRANKLIN
                                   TEMPLETON             MUTUAL            FLEX CAP
                                     GROWTH         GLOBAL DISCOVERY        GROWTH
                                SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT (C)       SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $71,622             $67,678               $ --
 Net realized gain (loss) on
  security transactions                 5,468             (10,874)                89
 Capital gains income                      --             159,690                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                683,408             954,002             32,830
                                   ----------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                          760,498           1,170,496             32,919
                                   ----------          ----------          ---------
UNIT TRANSACTIONS:
 Purchases                            594,556             926,085             19,723
 Net transfers                        573,442           1,732,682            237,452
 Surrenders for benefit
  payments and fees                   (80,401)           (443,095)            (6,038)
 Net loan activity                    (13,717)            (16,151)                --
 Cost of insurance                   (285,655)           (492,705)           (10,702)
                                   ----------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   788,225           1,706,816            240,435
                                   ----------          ----------          ---------
 Net increase (decrease) in
  net assets                        1,548,723           2,877,312            273,354
NET ASSETS:
 Beginning of year                  1,577,199           4,396,929              6,248
                                   ----------          ----------          ---------
 End of year                       $3,125,922          $7,274,241           $279,602
                                   ==========          ==========          =========


                                   TEMPLETON            HARTFORD
                                  GLOBAL BOND           ADVISERS
                                SECURITIES FUND         HLS FUND
                                SUB-ACCOUNT (D)        SUB-ACCOUNT
-----------------------------  ---------------------------------------
OPERATIONS:
 Net investment income               $666,853             $772,499
 Net realized gain (loss) on
  security transactions               (27,994)            (683,571)
 Capital gains income                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                255,769            9,041,006
                                   ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          894,628            9,129,934
                                   ----------          -----------
UNIT TRANSACTIONS:
 Purchases                            698,428            3,412,700
 Net transfers                      4,371,966           (1,388,253)
 Surrenders for benefit
  payments and fees                  (199,709)          (2,042,642)
 Net loan activity                       (737)              38,345
 Cost of insurance                   (511,974)          (3,329,078)
                                   ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 4,357,974           (3,308,928)
                                   ----------          -----------
 Net increase (decrease) in
  net assets                        5,252,602            5,821,006
NET ASSETS:
 Beginning of year                  3,827,060           32,519,107
                                   ----------          -----------
 End of year                       $9,079,662          $38,340,113
                                   ==========          ===========

(c)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(d) Formerly Templeton Global Income Securites Fund. Change effective May 1,
    2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL               DIVIDEND
                                             RETURN BOND           APPRECIATION            AND GROWTH
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $2,126,985               $727,969               $973,025
 Net realized gain (loss) on security
  transactions                                    27,604                449,911                 75,287
 Capital gains income                                 --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     5,141,594             28,408,839              8,656,722
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    7,296,183             29,586,719              9,705,034
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     5,587,645              7,087,849              4,842,606
 Net transfers                                 8,580,451              3,971,322              1,757,922
 Surrenders for benefit payments and
  fees                                        (4,220,034)            (4,788,128)            (2,377,269)
 Net loan activity                              (132,471)               (85,035)              (152,681)
 Cost of insurance                            (4,700,151)            (6,644,276)            (3,588,547)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             5,115,440               (458,268)               482,031
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets        12,411,623             29,128,451             10,187,065
NET ASSETS:
 Beginning of year                            46,092,422             64,236,570             38,284,781
                                             -----------            -----------            -----------
 End of year                                 $58,504,045            $93,365,021            $48,471,846
                                             ===========            ===========            ===========

                                             HARTFORD            HARTFORD
                                           FUNDAMENTAL            GLOBAL
                                              GROWTH             ADVISERS
                                             HLS FUND            HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income                            $83                 $ --
 Net realized gain (loss) on security
  transactions                                     52               (4,946)
 Capital gains income                              --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      9,813               59,693
                                             --------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     9,948               54,747
                                             --------            ---------
UNIT TRANSACTIONS:
 Purchases                                      2,987                   --
 Net transfers                                 74,746               (8,905)
 Surrenders for benefit payments and
  fees                                             --               (6,538)
 Net loan activity                                 --               (3,929)
 Cost of insurance                             (2,662)             (17,437)
                                             --------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             75,071              (36,809)
                                             --------            ---------
 Net increase (decrease) in net assets         85,019               17,938
NET ASSETS:
 Beginning of year                                251              258,847
                                             --------            ---------
 End of year                                  $85,270             $276,785
                                             ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                             HARTFORD             HARTFORD            DISCIPLINED
                                           GLOBAL EQUITY        GLOBAL GROWTH            EQUITY
                                             HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $1,352               $1,941              $130,212
 Net realized gain (loss) on security
  transactions                                  (2,498)             (28,462)                8,241
 Capital gains income                               --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      30,070              126,238             1,702,258
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     28,924               99,717             1,840,711
                                             ---------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                         124               14,432             1,302,527
 Net transfers                                  71,666              (75,770)            1,832,326
 Surrenders for benefit payments and
  fees                                          (1,540)                  (1)             (224,141)
 Net loan activity                                  --                   (1)              (63,845)
 Cost of insurance                             (12,211)             (24,684)             (883,129)
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              58,039              (86,024)            1,963,738
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets          86,963               13,693             3,804,449
NET ASSETS:
 Beginning of year                              70,121              283,961             5,882,374
                                             ---------            ---------            ----------
 End of year                                  $157,084             $297,654            $9,686,823
                                             =========            =========            ==========

                                                                   HARTFORD
                                             HARTFORD               GROWTH
                                              GROWTH            OPPORTUNITIES
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (E)
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income                            $684               $42,346
 Net realized gain (loss) on security
  transactions                                      21                12,668
 Capital gains income                               --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      29,740             2,104,578
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     30,445             2,159,592
                                             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                      49,421             1,392,258
 Net transfers                                 103,722             1,426,466
 Surrenders for benefit payments and
  fees                                             (43)             (807,475)
 Net loan activity                                (803)              (32,457)
 Cost of insurance                             (32,097)             (836,679)
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             120,200             1,142,113
                                             ---------            ----------
 Net increase (decrease) in net assets         150,645             3,301,705
NET ASSETS:
 Beginning of year                              31,617             6,512,791
                                             ---------            ----------
 End of year                                  $182,262            $9,814,496
                                             =========            ==========

(e) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                             HARTFORD             HARTFORD           INTERNATIONAL
                                            HIGH YIELD              INDEX               GROWTH
                                             HLS FUND             HLS FUND             HLS FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $53,622               $722,868               $836
 Net realized gain (loss) on security
  transactions                                   (376)               (77,175)               (12)
 Capital gains income                              --                 17,021                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     56,588              7,860,486             12,179
                                             --------            -----------            -------
 Net increase (decrease) in net assets
  resulting from operations                   109,834              8,523,200             13,003
                                             --------            -----------            -------
UNIT TRANSACTIONS:
 Purchases                                     40,337              2,826,471              4,207
 Net transfers                                562,762               (885,917)            38,870
 Surrenders for benefit payments and
  fees                                             56             (1,320,414)                (8)
 Net loan activity                             (1,863)              (129,627)                --
 Cost of insurance                            (48,608)            (2,563,077)            (3,922)
                                             --------            -----------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions            552,684             (2,072,564)            39,147
                                             --------            -----------            -------
 Net increase (decrease) in net assets        662,518              6,450,636             52,150
NET ASSETS:
 Beginning of year                            109,128             33,970,499              1,244
                                             --------            -----------            -------
 End of year                                 $771,646            $40,421,135            $53,394
                                             ========            ===========            =======

                                              HARTFORD              HARTFORD
                                           INTERNATIONAL          INTERNATIONAL
                                           SMALL COMPANY          OPPORTUNITIES
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                          $45,914               $295,737
 Net realized gain (loss) on security
  transactions                                 (167,984)                68,871
 Capital gains income                                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      972,610              3,969,217
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     850,540              4,333,825
                                             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      323,256              1,317,745
 Net transfers                                 (372,759)              (405,667)
 Surrenders for benefit payments and
  fees                                          (99,040)              (615,739)
 Net loan activity                               (7,009)               (24,150)
 Cost of insurance                             (228,600)            (1,027,372)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (384,152)              (755,183)
                                             ----------            -----------
 Net increase (decrease) in net assets          466,388              3,578,642
NET ASSETS:
 Beginning of year                            2,592,083             13,581,916
                                             ----------            -----------
 End of year                                 $3,058,471            $17,160,558
                                             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HARTFORD
                                              MIDCAP               HARTFORD               HARTFORD
                                              GROWTH                MIDCAP              MIDCAP VALUE
                                             HLS FUND              HLS FUND               HLS FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $563                $148,049                $38,451
 Net realized gain (loss) on security
  transactions                                    224              (1,940,011)              (102,107)
 Capital gains income                              --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     42,050               9,370,849              1,775,040
                                             --------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    42,837               7,578,887              1,711,384
                                             --------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     32,131               1,817,326                380,150
 Net transfers                                125,056              (2,236,814)              (623,698)
 Surrenders for benefit payments and
  fees                                             58              (1,732,484)               (87,664)
 Net loan activity                               (406)                (24,077)                   498
 Cost of insurance                            (21,971)             (2,023,271)              (335,310)
                                             --------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            134,868              (4,199,320)              (666,024)
                                             --------            ------------            -----------
 Net increase (decrease) in net assets        177,705               3,379,567              1,045,360
NET ASSETS:
 Beginning of year                             39,730              27,099,839              4,602,507
                                             --------            ------------            -----------
 End of year                                 $217,435             $30,479,406             $5,647,867
                                             ========            ============            ===========


                                              HARTFORD               HARTFORD
                                            MONEY MARKET           SMALL COMPANY
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                           $43,915                 $1,792
 Net realized gain (loss) on security
  transactions                                        --               (403,285)
 Capital gains income                                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            --              4,087,452
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                       43,915              3,685,959
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    91,678,554              1,052,651
 Net transfers                               (67,204,211)              (672,933)
 Surrenders for benefit payments and
  fees                                       (19,890,638)              (743,085)
 Net loan activity                              (954,793)               (30,424)
 Cost of insurance                            (8,308,493)            (1,005,025)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (4,679,581)            (1,398,816)
                                             -----------            -----------
 Net increase (decrease) in net assets        (4,635,666)             2,287,143
NET ASSETS:
 Beginning of year                            68,824,307             13,679,186
                                             -----------            -----------
 End of year                                 $64,188,641            $15,966,329
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                            HARTFORD             HARTFORD           U.S. GOVERNMENT
                                         SMALLCAP GROWTH           STOCK               SECURITIES
                                            HLS FUND             HLS FUND               HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $23               $533,871                $2,310
 Net realized gain (loss) on security
  transactions                                   198             (1,273,953)               11,842
 Capital gains income                             --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     9,540             12,875,511               241,781
                                             -------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    9,761             12,135,429               255,933
                                             -------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     7,029              3,374,720               669,089
 Net transfers                                29,519             (2,507,794)              740,280
 Surrenders for benefit payments and
  fees                                        (5,873)            (1,717,953)           (1,149,823)
 Net loan activity                                --                (33,096)                  (76)
 Cost of insurance                            (6,922)            (2,839,157)             (627,887)
                                             -------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            23,753             (3,723,280)             (368,417)
                                             -------            -----------            ----------
 Net increase (decrease) in net assets        33,514              8,412,149              (112,484)
NET ASSETS:
 Beginning of year                             5,840             31,079,750             7,443,472
                                             -------            -----------            ----------
 End of year                                 $39,354            $39,491,899            $7,330,988
                                             =======            ===========            ==========

                                                                 HARTFORD
                                            HARTFORD              VALUE
                                              VALUE           OPPORTUNITIES
                                            HLS FUND             HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income                          $668               $42,319
 Net realized gain (loss) on security
  transactions                                    22                28,262
 Capital gains income                             --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,236             1,355,426
                                             -------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    4,926             1,426,007
                                             -------            ----------
UNIT TRANSACTIONS:
 Purchases                                     9,326               320,455
 Net transfers                                35,460               506,329
 Surrenders for benefit payments and
  fees                                            --              (266,196)
 Net loan activity                                --                    --
 Cost of insurance                            (6,147)             (289,981)
                                             -------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            38,639               270,607
                                             -------            ----------
 Net increase (decrease) in net assets        43,565             1,696,614
NET ASSETS:
 Beginning of year                             1,959             2,897,388
                                             -------            ----------
 End of year                                 $45,524            $4,594,002
                                             =======            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        HARTFORD
                                         EQUITY          LORD ABBETT         LORD ABBETT
                                         INCOME        AMERICA'S VALUE      BOND-DEBENTURE
                                        HLS FUND          PORTFOLIO           PORTFOLIO
                                      SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $5,762             $52,801            $321,677
 Net realized gain (loss) on
  security transactions                      131               6,672              59,037
 Capital gains income                      1,041                  --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         46,856             271,875             843,124
                                        --------          ----------          ----------
 Net increase (decrease) in net
  assets resulting from operations        53,790             331,348           1,223,838
                                        --------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                16,030             276,430             520,014
 Net transfers                           173,223             236,367           4,030,342
 Surrenders for benefit payments
  and fees                                (3,288)            (63,225)         (1,219,860)
 Net loan activity                            --                (147)            (20,557)
 Cost of insurance                       (23,303)           (166,645)           (399,711)
                                        --------          ----------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           162,662             282,780           2,910,228
                                        --------          ----------          ----------
 Net increase (decrease) in net
  assets                                 216,452             614,128           4,134,066
NET ASSETS:
 Beginning of year                         7,809           1,077,796           1,472,287
                                        --------          ----------          ----------
 End of year                            $224,261          $1,691,924          $5,606,353
                                        ========          ==========          ==========

                                       LORD ABBETT
                                        GROWTH AND
                                          INCOME          MFS GROWTH
                                        PORTFOLIO           SERIES
                                       SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------  -----------------------------------
OPERATIONS:
 Net investment income                     $13,187              $61
 Net realized gain (loss) on
  security transactions                      7,301              (64)
 Capital gains income                           --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          229,509           10,882
                                        ----------          -------
 Net increase (decrease) in net
  assets resulting from operations         249,997           10,879
                                        ----------          -------
UNIT TRANSACTIONS:
 Purchases                                 248,032            4,531
 Net transfers                              57,945           26,352
 Surrenders for benefit payments
  and fees                                 (36,678)              --
 Net loan activity                             (69)              --
 Cost of insurance                        (159,942)          (5,098)
                                        ----------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             109,288           25,785
                                        ----------          -------
 Net increase (decrease) in net
  assets                                   359,285           36,664
NET ASSETS:
 Beginning of year                       1,113,217            2,708
                                        ----------          -------
 End of year                            $1,472,502          $39,372
                                        ==========          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           MFS INVESTORS            MFS NEW              MFS TOTAL
                                           TRUST SERIES        DISCOVERY SERIES        RETURN SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $6,455                  $ --               $296,941
 Net realized gain (loss) on security
  transactions                                   9,055               (10,842)                 3,172
 Capital gains income                               --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      96,712               321,582              1,044,590
                                             ---------             ---------             ----------
 Net increase (decrease) in net assets
  resulting from operations                    112,222               310,740              1,344,703
                                             ---------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                      32,782                65,728              1,261,956
 Net transfers                                 248,840               277,923               (689,111)
 Surrenders for benefit payments and
  fees                                         (20,433)              (21,244)              (339,161)
 Net loan activity                                (390)                 (838)                    (6)
 Cost of insurance                             (43,975)              (45,450)              (861,465)
                                             ---------             ---------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             216,824               276,119               (627,787)
                                             ---------             ---------             ----------
 Net increase (decrease) in net assets         329,046               586,859                716,916
NET ASSETS:
 Beginning of year                              88,952               404,998              7,477,139
                                             ---------             ---------             ----------
 End of year                                  $417,998              $991,857             $8,194,055
                                             =========             =========             ==========

                                             MFS VALUE            MFS RESEARCH
                                               SERIES             BOND SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                          $39,086                $1,836
 Net realized gain (loss) on security
  transactions                                      435                   147
 Capital gains income                                --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,101,723                14,022
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   1,141,244                16,005
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      867,183                46,606
 Net transfers                                4,277,926             1,693,219
 Surrenders for benefit payments and
  fees                                          (78,834)              (34,519)
 Net loan activity                              (44,008)                   --
 Cost of insurance                             (537,386)              (33,753)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            4,484,881             1,671,553
                                             ----------            ----------
 Net increase (decrease) in net assets        5,626,125             1,687,558
NET ASSETS:
 Beginning of year                            1,457,996                 4,995
                                             ----------            ----------
 End of year                                 $7,084,121            $1,692,553
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          VAN KAMPEN --       VAN KAMPEN --
                                          UIF CORE PLUS        UIF EMERGING        VAN KAMPEN --
                                           FIXED INCOME       MARKETS EQUITY      UIF HIGH YIELD
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $19,666               $ --                 $695
 Net realized gain (loss) on security
  transactions                                    249                 63                   29
 Capital gains income                              --                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,454              3,665                2,249
                                             --------             ------              -------
 Net increase (decrease) in net assets
  resulting from operations                    21,369              3,728                2,973
                                             --------             ------              -------
UNIT TRANSACTIONS:
 Purchases                                     10,518                447                1,034
 Net transfers                                 (1,638)                --                   --
 Surrenders for benefit payments and
  fees                                             --                 --                   --
 Net loan activity                                 --                 --                   --
 Cost of insurance                            (11,713)              (285)                (442)
                                             --------             ------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (2,833)               162                  592
                                             --------             ------              -------
 Net increase (decrease) in net assets         18,536              3,890                3,565
NET ASSETS:
 Beginning of year                            223,069              5,411                6,988
                                             --------             ------              -------
 End of year                                 $241,605             $9,301              $10,553
                                             ========             ======              =======

                                           VAN KAMPEN --         VAN KAMPEN --
                                            UIF MID CAP             UIF U.S.
                                               GROWTH            MID CAP VALUE
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                             $ --               $32,733
 Net realized gain (loss) on security
  transactions                                  (11,840)               26,392
 Capital gains income                                --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      503,095               964,676
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     491,255             1,023,801
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      188,258               362,756
 Net transfers                                1,221,171               459,854
 Surrenders for benefit payments and
  fees                                          (26,157)             (107,566)
 Net loan activity                               (9,892)               (4,008)
 Cost of insurance                             (137,340)             (235,109)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,236,040               475,927
                                             ----------            ----------
 Net increase (decrease) in net assets        1,727,295             1,499,728
NET ASSETS:
 Beginning of year                              197,124             1,886,894
                                             ----------            ----------
 End of year                                 $1,924,419            $3,386,622
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           MORGAN STANLEY --       MORGAN STANLEY --       MORGAN STANLEY --
                                             FOCUS GROWTH               BALANCED            FLEXIBLE INCOME
                                               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $ --                    $308                  $1,556
 Net realized gain (loss) on security
  transactions                                    (8,978)                     --                      (5)
 Capital gains income                                 --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        18,914                   1,833                   2,561
                                               ---------                --------                --------
 Net increase (decrease) in net assets
  resulting from operations                        9,936                   2,141                   4,112
                                               ---------                --------                --------
UNIT TRANSACTIONS:
 Purchases                                         2,417                   2,715                   4,687
 Net transfers                                   (25,364)                     --                      --
 Surrenders for benefit payments and
  fees                                                --                      --                      --
 Net loan activity                                    --                      --                      --
 Cost of insurance                                (1,421)                   (756)                 (1,487)
                                               ---------                --------                --------
 Net increase (decrease) in net assets
  resulting from unit transactions               (24,368)                  1,959                   3,200
                                               ---------                --------                --------
 Net increase (decrease) in net assets           (14,432)                  4,100                   7,312
NET ASSETS:
 Beginning of year                                28,427                   9,628                  18,661
                                               ---------                --------                --------
 End of year                                     $13,995                 $13,728                 $25,973
                                               =========                ========                ========

                                          MORGAN STANLEY --
                                               DIVIDEND            MORGAN STANLEY --
                                                GROWTH               MONEY MARKET
                                              PORTFOLIO                PORTFOLIO
                                             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -----------------------------------------------
OPERATIONS:
 Net investment income                             $355                      $23
 Net realized gain (loss) on security
  transactions                                       17                       --
 Capital gains income                                --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        4,677                       --
                                               --------                ---------
 Net increase (decrease) in net assets
  resulting from operations                       5,049                       23
                                               --------                ---------
UNIT TRANSACTIONS:
 Purchases                                        5,383                   17,703
 Net transfers                                       --                  118,669
 Surrenders for benefit payments and
  fees                                               --                       --
 Net loan activity                                   --                       --
 Cost of insurance                               (1,615)                 (10,042)
                                               --------                ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                3,768                  126,330
                                               --------                ---------
 Net increase (decrease) in net assets            8,817                  126,353
NET ASSETS:
 Beginning of year                               18,643                  132,676
                                               --------                ---------
 End of year                                    $27,460                 $259,029
                                               ========                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                MORGAN STANLEY --      OPPENHEIMER
                                EQUALLY-WEIGHTED         CAPITAL           OPPENHEIMER
                                     S&P 500           APPRECIATION     GLOBAL SECURITIES
                                    PORTFOLIO            FUND/VA             FUND/VA
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $480                  $151             $24,836
 Net realized gain (loss) on
  security transactions                1,742               (12,075)             21,038
 Capital gains income                    898                    --              27,541
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 6,038               798,627             387,856
                                    --------            ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           9,158               786,703             461,271
                                    --------            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                             4,442               328,247             228,882
 Net transfers                        (5,164)             (207,010)             (3,235)
 Surrenders for benefit
  payments and fees                       --               (77,232)            (48,436)
 Net loan activity                        --                    --                 (22)
 Cost of insurance                    (1,905)             (206,152)           (145,533)
                                    --------            ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,627)             (162,147)             31,656
                                    --------            ----------          ----------
 Net increase (decrease) in
  net assets                           6,531               624,556             492,927
NET ASSETS:
 Beginning of year                    15,674             1,935,796           1,161,834
                                    --------            ----------          ----------
 End of year                         $22,205            $2,560,352          $1,654,761
                                    ========            ==========          ==========

                                                     OPPENHEIMER
                                  OPPENHEIMER        MAIN STREET
                                  MAIN STREET         SMALL CAP
                                    FUND/VA            FUND/VA
                                  SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------
OPERATIONS:
 Net investment income                $5,123              $4,825
 Net realized gain (loss) on
  security transactions                  (77)             25,950
 Capital gains income                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                93,422             488,276
                                   ---------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          98,468             519,051
                                   ---------          ----------
UNIT TRANSACTIONS:
 Purchases                           104,377             325,575
 Net transfers                       135,260             750,918
 Surrenders for benefit
  payments and fees                    2,651             (20,264)
 Net loan activity                     2,078             (19,453)
 Cost of insurance                   (53,510)           (181,018)
                                   ---------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  190,856             855,758
                                   ---------          ----------
 Net increase (decrease) in
  net assets                         289,324           1,374,809
NET ASSETS:
 Beginning of year                   282,392             440,215
                                   ---------          ----------
 End of year                        $571,716          $1,815,024
                                   =========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           OPPENHEIMER          PUTNAM VT            PUTNAM VT
                                              VALUE            DIVERSIFIED          GLOBAL ASSET
                                             FUND/VA           INCOME FUND        ALLOCATION FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $225              $273,036             $34,446
 Net realized gain (loss) on security
  transactions                                  (117)               31,724               1,828
 Capital gains income                             --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     9,474             1,658,371             137,138
                                             -------            ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    9,582             1,963,131             173,412
                                             -------            ----------            --------
UNIT TRANSACTIONS:
 Purchases                                     2,569               614,227               3,471
 Net transfers                                20,691             2,138,767             (18,422)
 Surrenders for benefit payments and
  fees                                            (6)              (27,888)             (8,378)
 Net loan activity                                --               (23,909)                 --
 Cost of insurance                            (4,030)             (445,698)            (33,202)
                                             -------            ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            19,224             2,255,499             (56,531)
                                             -------            ----------            --------
 Net increase (decrease) in net assets        28,806             4,218,630             116,881
NET ASSETS:
 Beginning of year                            12,991             2,604,194             496,280
                                             -------            ----------            --------
 End of year                                 $41,797            $6,822,824            $613,161
                                             =======            ==========            ========

                                             PUTNAM VT              PUTNAM VT
                                               GLOBAL              GROWTH AND
                                            EQUITY FUND            INCOME FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                           $4,882               $305,828
 Net realized gain (loss) on security
  transactions                                 (713,836)              (396,596)
 Capital gains income                                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,401,334              2,678,858
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     692,380              2,588,090
                                             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      305,701                878,303
 Net transfers                                 (327,670)            (1,083,743)
 Surrenders for benefit payments and
  fees                                          (85,217)              (405,131)
 Net loan activity                                   --                 48,201
 Cost of insurance                             (201,047)              (759,605)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (308,233)            (1,321,975)
                                             ----------            -----------
 Net increase (decrease) in net assets          384,147              1,266,115
NET ASSETS:
 Beginning of year                            2,914,237              9,891,491
                                             ----------            -----------
 End of year                                 $3,298,384            $11,157,606
                                             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            PUTNAM VT             PUTNAM VT
                                          GLOBAL HEALTH             HIGH                PUTNAM VT
                                            CARE FUND            YIELD FUND            INCOME FUND
                                         SUB-ACCOUNT (F)         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $ --               $991,402              $401,121
 Net realized gain (loss) on security
  transactions                                 13,651                310,197                20,306
 Capital gains income                          70,188                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     60,936              2,667,937             2,075,274
                                             --------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   144,775              3,969,536             2,496,701
                                             --------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --                535,598               610,364
 Net transfers                                (32,696)               624,060               218,946
 Surrenders for benefit payments and
  fees                                        (23,048)            (1,567,305)             (640,937)
 Net loan activity                                (53)                (2,902)               (5,279)
 Cost of insurance                            (56,427)              (720,053)             (438,512)
                                             --------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (112,224)            (1,130,602)             (255,418)
                                             --------            -----------            ----------
 Net increase (decrease) in net assets         32,551              2,838,934             2,241,283
NET ASSETS:
 Beginning of year                            615,151              7,965,008             5,373,979
                                             --------            -----------            ----------
 End of year                                 $647,702            $10,803,942            $7,615,262
                                             ========            ===========            ==========

                                             PUTNAM VT
                                           INTERNATIONAL            PUTNAM VT              PUTNAM VT
                                             GROWTH AND           INTERNATIONAL        INTERNATIONAL NEW
                                            INCOME FUND            EQUITY FUND         OPPORTUNITIES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --                   $ --                $7,538
 Net realized gain (loss) on security
  transactions                                 (356,623)            (1,195,973)              (68,258)
 Capital gains income                                --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      810,317              3,380,822               194,890
                                             ----------            -----------              --------
 Net increase (decrease) in net assets
  resulting from operations                     453,694              2,184,849               134,170
                                             ----------            -----------              --------
UNIT TRANSACTIONS:
 Purchases                                       10,150                731,355                    --
 Net transfers                                 (318,732)            (1,669,124)              (75,264)
 Surrenders for benefit payments and
  fees                                          (53,520)              (479,208)                  (91)
 Net loan activity                                   --                (22,787)                   --
 Cost of insurance                              (80,766)              (785,523)              (28,759)
                                             ----------            -----------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (442,868)            (2,225,287)             (104,114)
                                             ----------            -----------              --------
 Net increase (decrease) in net assets           10,826                (40,438)               30,056
NET ASSETS:
 Beginning of year                            2,054,387             10,656,688               387,151
                                             ----------            -----------              --------
 End of year                                 $2,065,213            $10,616,250              $417,207
                                             ==========            ===========              ========

(f)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                PUTNAM VT            PUTNAM VT
                                            PUTNAM VT             MONEY                 NEW
                                          INVESTORS FUND       MARKET FUND      OPPORTUNITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $5,815               $268                $35,582
 Net realized gain (loss) on security
  transactions                                (60,017)                --                (59,594)
 Capital gains income                              --                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    152,899                 --              1,562,294
                                             --------            -------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    98,697                268              1,538,282
                                             --------            -------            -----------
UNIT TRANSACTIONS:
 Purchases                                        122                 --                578,218
 Net transfers                                (37,246)                --               (234,789)
 Surrenders for benefit payments and
  fees                                        (19,092)                --               (357,713)
 Net loan activity                                 --                 --                 (1,344)
 Cost of insurance                            (34,971)            (9,014)              (409,052)
                                             --------            -------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (91,187)            (9,014)              (424,680)
                                             --------            -------            -----------
 Net increase (decrease) in net assets          7,510             (8,746)             1,113,602
NET ASSETS:
 Beginning of year                            394,718             79,589              5,038,310
                                             --------            -------            -----------
 End of year                                 $402,228            $70,843             $6,151,912
                                             ========            =======            ===========

                                              PUTNAM VT              PUTNAM VT              PUTNAM VT
                                              SMALL CAP          THE GEORGE PUTNAM           GLOBAL
                                             VALUE FUND            FUND OF BOSTON        UTILITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (G)
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $13,355               $11,870                $23,923
 Net realized gain (loss) on security
  transactions                                   (12,084)              (27,915)                 4,660
 Capital gains income                                 --                    --                 36,004
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       308,244                69,225                (29,510)
                                             -----------              --------              ---------
 Net increase (decrease) in net assets
  resulting from operations                      309,515                53,180                 35,077
                                             -----------              --------              ---------
UNIT TRANSACTIONS:
 Purchases                                       251,967                    --                     --
 Net transfers                                    12,740               (25,007)               (34,111)
 Surrenders for benefit payments and
  fees                                            (6,844)                   --                (29,963)
 Net loan activity                                    --                (6,425)                    --
 Cost of insurance                               (93,467)              (23,525)               (38,565)
                                             -----------              --------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               164,396               (54,957)              (102,639)
                                             -----------              --------              ---------
 Net increase (decrease) in net assets           473,911                (1,777)               (67,562)
NET ASSETS:
 Beginning of year                               801,429               246,476                590,405
                                             -----------              --------              ---------
 End of year                                  $1,275,340              $244,699               $522,843
                                             ===========              ========              =========

(g) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                           PUTNAM VT
                                              PUTNAM VT              PUTNAM VT              CAPITAL
                                             VISTA FUND            VOYAGER FUND        OPPORTUNITIES FUND
                                           SUB-ACCOUNT (H)          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $1,324               $126,670                $5,842
 Net realized gain (loss) on security
  transactions                                (1,119,916)            (1,094,328)              (16,297)
 Capital gains income                                 --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,384,964              6,585,488               389,706
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      266,372              5,617,830               379,251
                                             -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                            --              1,050,661               163,048
 Net transfers                                   (56,476)              (716,360)              (74,694)
 Surrenders for benefit payments and
  fees                                           (20,259)              (650,681)              (15,085)
 Net loan activity                                  (799)               (33,358)                   --
 Cost of insurance                               (72,510)              (997,127)             (161,865)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (150,044)            (1,346,865)              (88,596)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets           116,328              4,270,965               290,655
NET ASSETS:
 Beginning of year                               783,423              9,420,094               883,334
                                             -----------            -----------            ----------
 End of year                                    $899,751            $13,691,059            $1,173,989
                                             ===========            ===========            ==========

                                                                 VAN KAMPEN LIT
                                             PUTNAM VT             GROWTH AND          VAN KAMPEN LIT
                                               EQUITY                INCOME               COMSTOCK
                                            INCOME FUND            PORTFOLIO             PORTFOLIO
                                          SUB-ACCOUNT (I)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income                          $57,276               $24,951              $184,052
 Net realized gain (loss) on security
  transactions                                 (829,220)              (15,439)               29,189
 Capital gains income                                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,243,327               195,160               952,684
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     471,383               204,672             1,165,925
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      114,033               153,290               727,851
 Net transfers                                 (266,993)              357,541               (49,765)
 Surrenders for benefit payments and
  fees                                         (220,801)               (5,127)             (208,311)
 Net loan activity                               52,501                (1,239)               (7,672)
 Cost of insurance                             (213,243)             (120,481)             (388,722)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (534,503)              383,984                73,381
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets          (63,120)              588,656             1,239,306
NET ASSETS:
 Beginning of year                            1,995,319               401,090             3,917,527
                                             ----------            ----------            ----------
 End of year                                 $1,932,199              $989,746            $5,156,833
                                             ==========            ==========            ==========

(h) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

(i) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL II ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts : AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio , AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Capital Appreciation Fund (formerly AIM V.I. Capital Appreciation Fund), Invesco V.I. Core Equity Fund (formely AIM V.I. Core Equity Fund) , Invesco V.I. International Growth Fund (formerly AIM V.I. International Growth Fund), Invesco V.I. Mid Cap Core Equity Fund (formerly AIM V. I. Mid Cap Core Equity Fund) , Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity Fund), Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund), Invesco V.I. Global Multi-Asset Fund (formerly AIM V.I. Powershares ETF Allocation Fund), Invesco V.I. Global Real Estate Fund (formerly AIM V.I. Global Real Estate
    Fund), AllianceBernstein VPS Real Estate Investment Portfolio, American Funds Global Bond Fund, American Funds Capital World Growth & Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund (merged with Hartford Global Advisers HLS
    Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund), Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund (merged with Hartford Fundamental Growth HLS Fund), Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (merged with Hartford International Growth HLS Fund),and (merged with Hartford International Small Company HLS Fund) , Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford Midcap Growth HLS Fund), Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund (merged with Hartford Value Opportunities HLS Fund), and (merged with Hartford Equity Income HLS Fund), Lord Abbett Fundamental Equity Portfolio, Lord Abbett Capital Structure Portfolio (formerly Lord Abbett America's Value Portfolio), Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth and Income Portfolio, MFS Growth Series, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series , UIF Core Plus Fixed Income Portfolio (formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio), UIF Emerging Markets Debt Portfolio, UIF Emerging Markets Equity Portfolio (formerly Van Kampen -- UIF Emerging Markets Equity Portfolio), Invesco Van Kampen V. I. High Yield Fund (formerly Van Kampen -- UIF High Yield Portfolio), UIF Mid Cap Growth Portfolio (formerly Van Kampen -- UIF Mid Cap Growth Portfolio), Invesco Van Kampen V. I. Mid Cap Value Fund (formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio), Morgan Stanley -- Focus Growth Portfolio, Invesco V I. Select Dimensions Balanced Fund (formerly Morgan Stanley -- Balanced Fund), Morgan Stanley -- Flexible Income Portfolio, Invesco V.I. Select Dimensions Dividend Growth Fund (formerly Morgan Stanley -- Dividend Growth Portfolio), Morgan Stanley -- Money Market Portfolio, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (formerly Morgan Stanley

-------------------------------------------------------------------------------

    Equally-Weighted S&P 500 Fund), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam International Value Fund (formerly Putnam VT International Growth and Income
    Fund) , Putnam VT International Equity Fund, Putnam VT International Growth Fund (formerly Putnam VT International New Opportunities Fund), Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT Multi-Cap Growth Fund (formerly Putnam VT New Opportunities Fund),and (formerly Putnam VT Vista
    Fund), Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund (formerly Putnam VT The George Putnam Fund of Boston), Putnam VT Global Utilities Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Invesco Van Kampen V.I. Growth and Income Fund (formerly Van Kampen LIT Growth and Income Portfolio) and, Invesco Van Kampen V.I. Comstock Fund (formerly Van Kampen LIT Comstock Portfolio). The Sub-Accounts are invested in mutual fund (the "Funds") of the same name.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All Sub-Accounts are currently in the accumulation phase.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad Levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition, and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

       a) COST OF INSURANCE -- In applicable, the Company will make deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through surrender of units of interest from applicable contract owners' accounts and are included in cost of insurance on the accompanying statement of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company, an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of up to .80% of the Sub-Account's average daily net assets. These charges are deducted through surrender of units of interest from applicable contract owners' accounts and are included in surrenders for benefit payments and fees on the accompanying statement of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make certain deductions ranging from $10.00 to $30.00 plus $0.03 to $0.05 per month per $1,000, of the face amount at the policy issue date in supplemental fees for administrative services provided by the Company. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) ISSUE CHARGE -- The Company will charge an expense of $20 plus $0.05 per $1,000 of the initial face amount for issue charges. These charges are deducted through a surrender of units and are included in net loan activity in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                               $291,288       $105,427
AllianceBernstein VPS International Value
 Portfolio                                              1,159,954        817,643
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                              2,619,070        856,461
AllianceBernstein VPS Value Portfolio                       6,255          1,719
AllianceBernstein VPS International Growth
 Portfolio                                                422,393        338,864
Invesco V.I. Capital Appreciation Fund*                   187,484        245,467
Invesco V.I. Core Equity Fund*                            174,636        115,645
Invesco V.I. International Growth Fund*                 2,868,149        386,602
Invesco V.I. Mid Cap Core Equity Fund*                    649,279        580,791
Invesco V.I. Small Cap Equity Fund*                     1,449,452        376,264
Invesco V.I. Capital Development Fund*                    186,523        297,561
Invesco V.I. Global Multi-Asset Fund*                     680,978        176,363
Invesco V.I. Global Real Estate Fund*                     119,537          6,114
AllianceBernstein VPS Real Estate Investment
 Portfolio                                                101,558          3,317
American Funds Global Bond Fund                           704,662         97,251
American Funds Capital World Growth & Income Fund         818,290        179,981
American Funds Asset Allocation Fund                    2,904,236      4,010,328
American Funds Blue Chip Income and Growth Fund         3,102,531      1,086,082
American Funds Bond Fund                                4,950,468      3,230,147
American Funds Global Growth Fund                       1,974,827      1,599,995
American Funds Growth Fund                              5,858,906      5,028,968
American Funds Growth-Income Fund                       3,805,009      4,460,049
American Funds International Fund                       4,619,028      2,743,968
American Funds New World Fund                           2,992,305      1,702,288
American Funds Global Small Capitalization Fund         1,833,058      1,243,797
Fidelity VIP Asset Manager Portfolio                       23,976        462,325
Fidelity VIP Equity-Income Portfolio                    1,051,963      1,948,712
Fidelity VIP Growth Portfolio                              14,686         16,448
Fidelity VIP Contrafund Portfolio                       3,085,483      1,955,763
Fidelity VIP Overseas Portfolio                             7,300         54,871
Fidelity VIP Mid Cap Portfolio                          3,202,551      1,065,441
Fidelity VIP Value Strategies Portfolio                    15,414         44,937
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                                 28,530         28,231
Fidelity VIP Freedom 2010 Portfolio                       195,759         40,523
Fidelity VIP Freedom 2020 Portfolio                       287,340         62,704
Fidelity VIP Freedom 2030 Portfolio                       252,199         73,377
Fidelity VIP Strategic Income Portfolio                   111,329          7,222
Franklin Rising Dividends Securities Fund                 316,615         16,505
Franklin Income Securities Fund                         3,383,808      1,365,162
Franklin Small-Mid Cap Growth Securities Fund             456,003         68,453
Franklin Small Cap Value Securities Fund                1,559,012      1,421,177
Franklin Strategic Income Securities Fund               5,001,920        885,529
Mutual Shares Securities Fund                           3,498,428      2,538,660
Templeton Developing Markets Securities Fund              738,969         94,972
Templeton Foreign Securities Fund                       1,376,500        144,938
Templeton Growth Securities Fund                        1,005,413        425,340

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Mutual Global Discovery Securities Fund                $3,700,539       $629,985
Franklin Flex Cap Growth Securities Fund                   73,399         22,010
Templeton Global Bond Securities Fund                   7,846,942      1,184,301
Hartford Advisors HLS Fund*                             2,011,988      5,935,983
Hartford Total Return Bond HLS Fund                    13,523,267      4,785,036
Hartford Capital Appreciation HLS Fund                  7,138,943      8,064,860
Hartford Dividend and Growth HLS Fund                   5,362,308      5,399,907
Hartford Global Research HLS Fund*                         35,723         89,489
Hartford Global Growth HLS Fund                           108,745         99,328
Hartford Disciplined Equity HLS Fund                    2,788,930        906,801
Hartford Growth HLS Fund*                                 378,839        119,195
Hartford Growth Opportunities HLS Fund                  3,800,609        858,969
Hartford High Yield HLS Fund                            2,761,700        561,115
Hartford Index HLS Fund                                 3,165,801      5,403,514
Hartford International Opportunities HLS Fund*          5,425,440      5,291,167
Hartford Small/Mid Cap Equity HLS Fund*                    49,533         43,427
Hartford MidCap HLS Fund                                1,357,142      4,916,737
Hartford MidCap Value HLS Fund                            967,580      1,400,304
Hartford Money Market HLS Fund                         31,816,701     43,737,445
Hartford Small Company HLS Fund                         1,116,099      2,704,200
Hartford SmallCap Growth HLS Fund                          30,344         11,056
Hartford Stock HLS Fund                                 1,507,137      5,462,394
Hartford U.S. Government Securities HLS Fund            1,793,088      1,774,638
Hartford Value HLS Fund*                               18,485,523      7,098,966
Lord Abbett Fundamental Equity Portfolio                   31,047            962
Lord Abbett Capital Structure Portfolio*                  296,747        308,118
Lord Abbett Bond-Debenture Portfolio                    1,809,562      1,244,140
Lord Abbett Growth and Income Portfolio                   373,046        158,729
MFS Growth Series                                          24,476          8,610
MFS Investors Trust Series                                 71,262         42,303
MFS New Discovery Series                                1,507,210        788,217
MFS Total Return Series                                 1,528,673      1,281,130
MFS Value Series                                        3,529,259        392,482
MFS Research Bond Series                                6,495,237        328,421
UIF Core Plus Fixed Income Portfolio*                      24,005          7,950
UIF Emerging Markets Debt Portfolio                        27,895            190
UIF Emerging Markets Equity Portfolio*                     28,372            494
Invesco Van Kampen V. I. High Yield Fund*                   2,093            445
UIF Mid Cap Growth Portfolio*                             437,786      1,059,006
Invesco Van Kampen V. I. Mid Cap Value Fund*              316,284      1,383,026
Morgan Stanley -- Focus Growth Portfolio                    2,416            946
Invesco V I. Select Dimensions Balanced Fund*               2,233             --
Morgan Stanley -- Flexible Income Portfolio                 6,349          1,466
Invesco V.I. Select Dimensions Dividend Growth
 Fund*                                                      4,870          1,055
Morgan Stanley -- Money Market Portfolio                   26,207         80,617
Invesco V.I. Select Dimensions Equally-Weighted
 S&P 500 Fund*                                              3,535          1,967
Oppenheimer Capital Appreciation Fund/VA                  329,900        251,065
Oppenheimer Global Securities Fund/VA                     597,657        221,825
Oppenheimer Main Street Fund/VA                           143,273         52,437

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                $374,784       $560,449
Oppenheimer Value Fund/VA                                   2,377          3,671
Putnam VT Diversified Income Fund                       2,342,139      1,317,185
Putnam VT Global Asset Allocation Fund                     33,652        176,858
Putnam VT Global Equity Fund                              261,167        469,748
Putnam VT Growth and Income Fund                          576,575      1,267,646
Putnam VT Global Health Care Fund                          13,214         47,816
Putnam VT High Yield Fund                               1,428,859      2,688,772
Putnam VT Income Fund                                   2,075,656      2,167,876
Putnam International Value Fund*                           77,503        101,104
Putnam VT International Equity Fund                     1,147,213      1,952,617
Putnam VT International Growth Fund*                       11,896         75,296
Putnam VT Investors Fund                                   11,881        121,355
Putnam VT Money Market Fund                                    25          8,565
Putnam VT Multi-Cap Growth Fund*                        1,372,584      2,124,306
Putnam VT Small Cap Value Fund                            150,716        415,982
Putnam VT George Putnam Balanced Fund*                     12,642         47,603
Putnam VT Global Utilities Fund                            18,525         84,116
Putnam VT Voyager Fund                                  1,749,246      2,464,690
Putnam VT Capital Opportunities Fund                      648,083        535,416
Putnam VT Equity Income Fund                              372,952        706,512
Invesco Van Kampen V.I. Growth and Income Fund*           162,290         81,831
Invesco Van Kampen V.I. Comstock Fund*                    387,567        585,962

*   See parenthetical for this Sub-Account in Note 1.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           29,107        10,498            18,609
AllianceBernstein VPS
 International Value
 Portfolio                          127,902       103,139            24,763
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                          223,444        74,552           148,892
AllianceBernstein VPS Value
 Portfolio                              809           215               594
AllianceBernstein VPS
 International Growth
 Portfolio                           45,943        40,023             5,920
Invesco V.I. Capital
 Appreciation Fund*                  19,392        27,400            (8,008)
Invesco V.I. Core Equity
 Fund*                               11,396         8,373             3,023
Invesco V.I. International
 Growth Fund*                       307,746        43,753           263,993
Invesco V.I. Mid Cap Core
 Equity Fund*                        38,189        36,367             1,822
Invesco V.I. Small Cap Equity
 Fund*                              123,970        33,868            90,102
Invesco V.I. Capital
 Development Fund*                   18,149        28,687           (10,538)
Invesco V.I. Global
 Multi-Asset Fund*                   46,920        12,001            34,919
Invesco V.I. Global Real
 Estate Fund*                         9,363           480             8,883
AllianceBernstein VPS Real
 Estate Investment Portfolio          6,380           220             6,160
American Funds Global Bond
 Fund                                59,157         8,718            50,439
American Funds Capital World
 Growth & Income Fund                87,454        21,022            66,432
American Funds Asset
 Allocation Fund                    165,435       277,936          (112,501)
American Funds Blue Chip
 Income and Growth Fund             209,169        80,282           128,887
American Funds Bond Fund            308,916       247,894            61,022

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
American Funds Global Growth
 Fund                             1,094,387     1,063,478            30,909
American Funds Growth Fund        4,767,510     4,581,844           185,666
American Funds Growth-Income
 Fund                             2,287,133     3,552,249        (1,265,116)
American Funds International
 Fund                               177,462       122,510            54,952
American Funds New World Fund        97,133        60,161            36,972
American Funds Global Small
 Capitalization Fund                796,409       639,794           156,615
Fidelity VIP Asset Manager
 Portfolio                                1       180,619          (180,618)
Fidelity VIP Equity-Income
 Portfolio                          268,975       699,196          (430,221)
Fidelity VIP Growth Portfolio         1,843         2,149              (306)
Fidelity VIP Contrafund
 Portfolio                          261,895       177,127            84,768
Fidelity VIP Overseas
 Portfolio                               --        25,720           (25,720)
Fidelity VIP Mid Cap
 Portfolio                          243,570        83,060           160,510
Fidelity VIP Value Strategies
 Portfolio                            1,653         5,090            (3,437)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               2,977         3,108              (131)
Fidelity VIP Freedom 2010
 Portfolio                           17,672         4,086            13,586
Fidelity VIP Freedom 2020
 Portfolio                           27,881         6,361            21,520
Fidelity VIP Freedom 2030
 Portfolio                           26,259         7,965            18,294
Fidelity VIP Strategic Income
 Portfolio                            8,980           617             8,363
Franklin Rising Dividends
 Securities Fund                     25,805         1,375            24,430
Franklin Income Securities
 Fund                               212,162       117,829            94,333
Franklin Small-Mid Cap Growth
 Securities Fund                     45,408         6,805            38,603
Franklin Small Cap Value
 Securities Fund                     83,092        85,073            (1,981)
Franklin Strategic Income
 Securities Fund                    380,942        73,946           306,996
Mutual Shares Securities Fund       226,694       180,537            46,157
Templeton Developing Markets
 Securities Fund                     80,569        10,549            70,020
Templeton Foreign Securities
 Fund                               154,003        15,976           138,027
Templeton Growth Securities
 Fund                               108,070        47,766            60,304
Mutual Global Discovery
 Securities Fund                    304,146        53,681           250,465
Franklin Flex Cap Growth
 Securities Fund                      7,265         2,213             5,052
Templeton Global Bond
 Securities Fund                    510,217        80,204           430,013
Hartford Advisers HLS Fund*         469,417     1,996,915        (1,527,498)
Hartford Total Return Bond
 HLS Fund                         3,878,289     1,729,109         2,149,180
Hartford Capital Appreciation
 HLS Fund                         1,029,368     1,297,794          (268,426)
Hartford Dividend and Growth
 HLS Fund                         1,161,910     1,423,374          (261,464)
Hartford Global Research HLS
 Fund*                                3,850         9,691            (5,841)
Hartford Global Growth HLS
 Fund                               101,479        89,379            12,100
Hartford Disciplined Equity
 HLS Fund                         1,975,550       666,562         1,308,988
Hartford Growth HLS Fund*            40,262        12,362            27,900
Hartford Growth Opportunities
 HLS Fund                           222,035        49,614           172,421
Hartford High Yield HLS Fund        219,780        44,925           174,855
Hartford Index HLS Fund             757,032     1,667,928          (910,896)
Hartford International
 Opportunities HLS Fund*          1,691,046       839,826           851,220
Hartford Small/Mid Cap Equity
 HLS Fund*                            5,235         4,870               365
Hartford MidCap HLS Fund            331,004     1,312,417          (981,413)
Hartford MidCap Value HLS
 Fund                                49,136        76,196           (27,060)
Hartford Money Market HLS
 Fund                            18,377,206    25,012,230        (6,635,024)
Hartford Small Company HLS
 Fund                               537,131     1,320,639          (783,508)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Hartford SmallCap Growth HLS
 Fund                                 2,835         1,069             1,766
Hartford Stock HLS Fund             317,980     1,635,479        (1,317,499)
Hartford U.S. Government
 Securities HLS Fund                138,270       167,539           (29,269)
Hartford Value HLS Fund*          1,797,787       520,207         1,277,580
Lord Abbett Fundamental
 Equity Portfolio                     2,841            88             2,753
Lord Abbett Capital Structure
 Portfolio*                          22,185        27,660            (5,475)
Lord Abbett Bond-Debenture
 Portfolio                          119,723       106,807            12,916
Lord Abbett Growth and Income
 Portfolio                           36,632        16,015            20,617
MFS Growth Series                     2,597           900             1,697
MFS Investors Trust Series            5,989         3,779             2,210
MFS New Discovery Series             85,030        47,343            37,687
MFS Total Return Series              96,010        93,580             2,430
MFS Value Series                    371,003        42,611           328,392
MFS Research Bond Series            538,048        27,615           510,433
UIF Core Plus Fixed Income
 Portfolio*                             675           581                94
UIF Emerging Markets Debt
 Portfolio                            1,145             8             1,137
UIF Emerging Markets Equity
 Portfolio*                             861            16               845
Invesco Van Kampen V. I. High
 Yield Fund*                             58            26                32
UIF Mid Cap Growth Portfolio*        42,858       104,736           (61,878)
Invesco Van Kampen V. I. Mid
 Cap Value Fund*                     30,851       148,122          (117,271)
Morgan Stanley -- Focus
 Growth Portfolio                       194            76               118
Invesco V I. Select
 Dimensions Balanced Fund*              144            --               144
Morgan Stanley -- Flexible
 Income Portfolio                       319           101               218
Invesco V.I. Select
 Dimensions Dividend Growth
 Fund*                                  433           102               331
Morgan Stanley -- Money
 Market Portfolio                     2,249         6,927            (4,678)
Invesco V.I. Select
 Dimensions Equally-Weighted
 S&P 500 Fund*                          225           135                90
Oppenheimer Capital
 Appreciation Fund/VA                32,983        25,461             7,522
Oppenheimer Global Securities
 Fund/VA                             48,814        19,258            29,556
Oppenheimer Main Street
 Fund/VA                             13,979         5,235             8,744
Oppenheimer Main Street Small
 Cap Fund/VA                         37,002        55,930           (18,928)
Oppenheimer Value Fund/VA               222           418              (196)
Putnam VT Diversified Income
 Fund                               112,270       106,808             5,462
Putnam VT Global Asset
 Allocation Fund                        675         6,770            (6,095)
Putnam VT Global Equity Fund          8,095        20,717           (12,622)
Putnam VT Growth and Income
 Fund                                14,173        44,880           (30,707)
Putnam VT Global Health Care
 Fund                                    --         3,176            (3,176)
Putnam VT High Yield Fund            26,931       100,819           (73,888)
Putnam VT Income Fund                54,866        99,864           (44,998)
Putnam International Value
 Fund*                                1,155         7,210            (6,055)
Putnam VT International
 Equity Fund                         51,989       133,969           (81,980)
Putnam VT International
 Growth Fund*                            --         4,858            (4,858)
Putnam VT Investors Fund                541        12,710           (12,169)
Putnam VT Money Market Fund              --         4,751            (4,751)
Putnam VT Multi-Cap Growth
 Fund*                               60,865       134,529           (73,664)
Putnam VT Small Cap Value
 Fund                                16,652        48,710           (32,058)
Putnam VT George Putnam
 Balanced Fund*                          --         3,822            (3,822)
Putnam VT Global Utilities
 Fund                                     1         3,039            (3,038)
Putnam VT Voyager Fund               51,562        68,831           (17,269)

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Capital
 Opportunities Fund                  37,503        33,669             3,834
Putnam VT Equity Income Fund         22,491        50,046           (27,555)
Invesco Van Kampen V.I.
 Growth and Income Fund*             17,304         8,482             8,822
Invesco Van Kampen V.I.
 Comstock Fund*                      37,543        58,715           (21,172)

*   See parenthetical for this Sub-Account in Note 1.

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           21,708         3,324            18,384
AllianceBernstein VPS
 International Value
 Portfolio                          334,087       221,814           112,273
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                          161,185       104,288            56,897
AllianceBernstein VPS Value
 Portfolio                              741           197               544
AllianceBernstein VPS
 International Growth
 Portfolio                           80,045        31,466            48,579
AIM V.I. Capital Appreciation
 Fund                                65,733        47,277            18,456
AIM V.I. Core Equity Fund            21,193       104,706           (83,513)
AIM V. I. International
 Growth Fund                        361,393        41,113           320,280
AIM V.I. Mid Cap Core Equity
 Fund                                74,285        74,930              (645)
AIM V.I. Small Cap Equity
 Fund                                50,076        24,953            25,123
AIM V.I. Capital Development
 Fund                                39,102        40,615            (1,513)
AIM V.I. PowerShares ETF
 Allocation Fund                     30,829         4,764            26,065
AIM V.I. Global Real Estate
 Fund                                 1,063            22             1,041
AllianceBernstein VPS Real
 Estate Investment Portfolio             46             1                45
American Funds Global Bond
 Fund                                69,711        10,743            58,968
American Funds Capital World
 Growth & Income Fund               186,136        30,438           155,698
American Funds Asset
 Allocation Fund                    384,688       534,318          (149,630)
American Funds Blue Chip
 Income and Growth Fund             302,843       236,560            66,283
American Funds Bond Fund            971,020       580,279           390,741
American Funds Global Growth
 Fund                             2,455,746     4,472,773        (2,017,027)
American Funds Growth Fund       15,363,713    15,904,470          (540,757)
American Funds Growth-Income
 Fund                             9,656,518    11,768,907        (2,112,389)
American Funds International
 Fund                               471,727       432,446            39,281
American Funds New World Fund       183,117       122,786            60,331
American Funds Global Small
 Capitalization Fund              1,849,263     1,828,789            20,474
Fidelity VIP Asset Manager
 Portfolio                               --       131,977          (131,977)
Fidelity VIP Equity-Income
 Portfolio                        1,013,327     1,669,901          (656,574)
Fidelity VIP Growth Portfolio         7,484         3,301             4,183
Fidelity VIP Contrafund
 Portfolio                          566,650       245,483           321,167
Fidelity VIP Overseas
 Portfolio                               --        75,987           (75,987)
Fidelity VIP Mid Cap
 Portfolio                          332,199       133,875           198,324
Fidelity VIP Value Strategies
 Portfolio                           11,151         1,066            10,085
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               4,928         1,607             3,321
Fidelity VIP Freedom 2010
 Portfolio                           23,571         2,460            21,111
Fidelity VIP Freedom 2020
 Portfolio                           47,342        28,807            18,535
Fidelity VIP Freedom 2030
 Portfolio                           17,012         3,074            13,938
Fidelity VIP Strategic Income
 Portfolio                              125             8               117
Franklin Rising Dividends
 Securities Fund                      1,727             6             1,721
Franklin Income Securities
 Fund                               494,063       350,164           143,899

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth
 Securities Fund                     26,019         6,896            19,123
Franklin Small Cap Value
 Securities Fund                    162,170        97,183            64,987
Franklin Strategic Income
 Securities Fund                    677,536       181,594           495,942
Mutual Shares Securities Fund       556,570       231,227           325,343
Templeton Developing Markets
 Securities Fund                     51,463         5,725            45,738
Templeton Foreign Securities
 Fund                                92,197         8,662            83,535
Templeton Growth Securities
 Fund                               184,316        67,313           117,003
Mutual Global Discovery
 Securities Fund                    339,032       174,858           164,174
Franklin Flex Cap Growth
 Securities Fund                     29,303         1,482            27,821
Templeton Global Bond
 Securities Fund                    458,725       131,696           327,029
Hartford Advisers HLS Fund        1,340,662     2,667,826        (1,327,164)
Hartford Total Return Bond
 HLS Fund                         7,109,605     5,018,498         2,091,107
Hartford Capital Appreciation
 HLS Fund                         3,289,225     3,323,253           (34,028)
Hartford Dividend and Growth
 HLS Fund                         3,109,196     2,909,831           199,365
Hartford Fundamental Growth
 HLS Fund                             9,791           332             9,459
Hartford Global Advisers HLS
 Fund                                     1        27,266           (27,265)
Hartford Global Equity HLS
 Fund                                11,914         5,294             6,620
Hartford Global Growth HLS
 Fund                               113,118       197,107           (83,989)
Hartford Disciplined Equity
 HLS Fund                         3,037,913     1,286,211         1,751,702
Hartford Growth HLS Fund             18,952         3,302            15,650
Hartford Growth Opportunities
 HLS Fund                           285,451       204,699            80,752
Hartford High Yield HLS Fund         59,768         7,553            52,215
Hartford Index HLS Fund           1,543,547     2,317,557          (774,010)
Hartford International Growth
 HLS Fund                             9,077           927             8,150
Hartford International Small
 Company HLS Fund                    40,296        66,250           (25,954)
Hartford International
 Opportunities HLS Fund           1,033,592     1,367,405          (333,813)
Hartford MidCap Growth HLS
 Fund                                22,755         4,291            18,464
Hartford MidCap HLS Fund            709,334     2,120,848        (1,411,514)
Hartford MidCap Value HLS
 Fund                                51,032       110,119           (59,087)
Hartford Money Market HLS
 Fund                            53,736,553    56,340,935        (2,604,382)
Hartford Small Company HLS
 Fund                             1,053,140     1,932,553          (879,413)
Hartford SmallCap Growth HLS
 Fund                                 4,877         1,554             3,323
Hartford Stock HLS Fund           1,511,422     2,883,021        (1,371,599)
Hartford U.S. Government
 Securities HLS Fund                260,822       295,607           (34,785)
Hartford Value HLS Fund               5,518           689             4,829
Hartford Value Opportunities
 HLS Fund                           110,218        87,849            22,369
Hartford Equity Income HLS
 Fund                                26,246         2,821            23,425
Lord Abbett America's Value
 Portfolio                           75,004        41,421            33,583
Lord Abbett Bond-Debenture
 Portfolio                          533,851       213,447           320,404
Lord Abbett Growth and Income
 Portfolio                           60,654        44,996            15,658
MFS Growth Series                     4,381           615             3,766
MFS Investors Trust Series           40,731        13,114            27,617
MFS New Discovery Series             80,091        58,890            21,201
MFS Total Return Series             178,814       226,558           (47,744)
MFS Value Series                    661,185        75,731           585,454
MFS Research Bond Series            155,617         5,732           149,885
Van Kampen -- UIF Core Plus
 Fixed Income Portfolio               1,038         1,264              (226)
Van Kampen -- UIF Emerging
 Markets Equity Portfolio                17            13                 4
Van Kampen -- UIF High Yield
 Portfolio                               70            32                38

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Van Kampen -- UIF Mid Cap
 Growth Portfolio                   224,703        51,121           173,582
Van Kampen -- UIF U.S. Mid
 Cap Value Portfolio                169,647        82,081            87,566
Morgan Stanley -- Focus
 Growth Portfolio                       241         3,194            (2,953)
Morgan Stanley -- Balanced
 Portfolio                              223            52               171
Morgan Stanley -- Flexible
 Income Portfolio                       385           119               266
Morgan Stanley -- Dividend
 Growth Portfolio                       594           172               422
Morgan Stanley -- Money
 Market Portfolio                    12,861         2,004            10,857
Morgan Stanley --
 Equally-Weighted S&P 500
 Portfolio                              523           558               (35)
Oppenheimer Capital
 Appreciation Fund/VA                52,588        75,597           (23,009)
Oppenheimer Global Securities
 Fund/VA                             45,547        42,329             3,218
Oppenheimer Main Street
 Fund/VA                             28,638         7,030            21,608
Oppenheimer Main Street Small
 Cap Fund/VA                        229,489        99,933           129,556
Oppenheimer Value Fund/VA             3,888         1,047             2,841
Putnam VT Diversified Income
 Fund                               347,231        88,322           258,909
Putnam VT Global Asset
 Allocation Fund                      3,010         4,053            (1,043)
Putnam VT Global Equity Fund         19,118        41,337           (22,219)
Putnam VT Growth and Income
 Fund                                42,838       102,609           (59,771)
Putnam VT Global Health Care
 Fund                                    --         8,643            (8,643)
Putnam VT High Yield Fund           133,039       166,489           (33,450)
Putnam VT Income Fund                81,832        99,517           (17,685)
Putnam VT International
 Growth and Income Fund               3,659        37,285           (33,626)
Putnam VT International
 Equity Fund                         80,719       256,766          (176,047)
Putnam VT International New
 Opportunities Fund                      --         7,717            (7,717)
Putnam VT Investors Fund                 19        12,524           (12,505)
Putnam VT Money Market Fund              --         5,006            (5,006)
Putnam VT New Opportunities
 Fund                                33,040        54,551            24,511
Putnam VT Small Cap Value
 Fund                                86,368        59,445            26,923
Putnam VT The George Putnam
 Fund of Boston                          --         5,436            (5,436)
Putnam VT Global Utilities
 Fund                                    --         3,947            (3,947)
Putnam VT Vista Fund                 39,990        81,455           (41,465)
Putnam VT Voyager Fund               68,951       120,704           (51,753)
Putnam VT Capital
 Opportunities Fund                  20,331        27,627            (7,296)
Putnam VT Equity Income Fund        144,624       184,117           (39,493)
Van Kampen LIT Growth and
 Income Portfolio                    72,131        17,079            55,052
Van Kampen LIT Comstock
 Portfolio                          139,390       126,353            13,037

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each Sub-Account that has outstanding units as of and for the year ended December 31, 2010.

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges           49,630    $10.210277        $506,733
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           31,021      9.257151         287,165
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           12,637      7.481734          94,544
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges          782,501      8.511980       6,660,629
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          757,738      8.161134       6,184,003
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          645,465      6.074134       3,920,642
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          397,738     13.001625       5,171,241
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          107,193     12.314196       1,319,992
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges           --              2.36%             10.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.79%             24.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              3.93%            (25.18)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges           --              2.78%              4.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.20%             34.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.86%            (53.28)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.70%              5.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.04%             23.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 2010  Lowest contract charges          422,523    $13.525397      $5,714,787
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          273,631     10.684549       2,923,626
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          216,734      7.489616       1,623,257
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          141,542     11.656335       1,649,856
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          216,593     11.480951       2,486,688
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges            1,386      8.740814          12,114
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges              792      7.844980           6,210
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              248      6.481456           1,607
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges          178,362      9.390573       1,674,918
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          172,442      8.339156       1,438,025
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          123,863      5.989175         741,838
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           81,518     11.735231         956,630
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 2010  Lowest contract charges           --              0.26%             26.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.75%             42.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.42%            (35.75)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.92%              1.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.05%             14.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges           --              1.34%             11.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.49%             21.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (35.19)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges           --              1.85%             12.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              4.55%             39.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (48.96)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.60%             17.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION
 FUND+
 2010  Lowest contract charges          237,505    $10.143783      $2,409,197
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          245,513      8.783347       2,156,428
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          227,057      7.254268       1,647,132
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          212,999     12.614437       2,686,865
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          200,803     11.261514       2,261,344
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges           83,083     15.401643       1,279,622
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           80,060     14.058334       1,125,506
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          163,573     10.957579       1,792,368
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           13,185     15.685297         206,809
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           12,909     14.507758         187,285
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges          673,773      9.913898       6,679,720
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          409,780      8.784056       3,599,534
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           89,500      6.495072         581,307
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION
 FUND+
 2010  Lowest contract charges           --              0.77%             15.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.68%             21.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (42.49)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              12.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.11%              6.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges           --              0.99%              9.56%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.16%             28.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             12.90%            (30.14)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.12%              8.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.62%             15.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges           --              2.58%             12.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.46%             35.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.47%            (35.05)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY
 FUND+
 2010  Lowest contract charges          229,550    $18.061560      $4,146,024
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          227,728     15.827870       3,604,451
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          228,373     12.155426       2,775,974
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          218,610     17.005072       3,717,479
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          215,235     15.522798       3,341,054
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. SMALL CAP EQUITY
 FUND+
 2010  Lowest contract charges          179,981     13.803070       2,484,288
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           89,879     10.738505         965,161
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           64,756      8.853684         573,329
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           34,717     12.889339         447,477
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           15,182     12.253694         186,032
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. CAPITAL DEVELOPMENT
 FUND+
 2010  Lowest contract charges          148,418     11.925883       1,770,018
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          158,956     10.040517       1,595,998
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          160,469      7.052376       1,131,691
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          148,635     13.312750       1,978,746
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           19,393     12.010285         232,913
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY
 FUND+
 2010  Lowest contract charges           --              0.57%             14.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.42%             30.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.62%            (28.52)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.23%              9.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.95%             11.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. SMALL CAP EQUITY
 FUND+
 2010  Lowest contract charges           --                --              28.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.23%             21.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (31.31)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.06%              5.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              17.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. CAPITAL DEVELOPMENT
 FUND+
 2010  Lowest contract charges           --                --              18.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              42.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (47.03)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              10.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              16.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
INVESCO V.I. GLOBAL MULTI-ASSET
 FUND+
 2010  Lowest contract charges           60,984    $15.998138        $975,626
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           26,065     14.309207         372,962
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. GLOBAL REAL ESTATE
 FUND+
 2010  Lowest contract charges            9,924     14.124702         140,177
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,041     12.019804          12,510
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS REAL ESTATE
 INVESTMENT PORTFOLIO
 2010  Lowest contract charges            6,205     16.976140         105,335
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges               45     13.467967             604
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL BOND FUND
 2010  Lowest contract charges          137,067     11.488176       1,574,654
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           86,628     10.917046         945,719
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           27,660      9.952373         275,278
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS CAPITAL WORLD
 GROWTH & INCOME FUND
 2010  Lowest contract charges          301,286      9.588656       2,888,928
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          234,854      8.577912       2,014,558
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           79,156      6.139312         485,963
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
INVESCO V.I. GLOBAL MULTI-ASSET
 FUND+
 2010  Lowest contract charges           --              0.57%             11.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.61%             43.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. GLOBAL REAL ESTATE
 FUND+
 2010  Lowest contract charges           --              7.36%             17.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              20.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS REAL ESTATE
 INVESTMENT PORTFOLIO
 2010  Lowest contract charges           --              0.14%             26.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              34.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GLOBAL BOND FUND
 2010  Lowest contract charges           --              3.34%              5.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.83%              9.69%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             15.28%             (0.48)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS CAPITAL WORLD
 GROWTH & INCOME FUND
 2010  Lowest contract charges           --              2.82%             11.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              3.08%             39.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             10.73%            (38.61)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges        1,898,759    $15.709635     $29,828,807
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        2,011,260     13.963461      28,084,144
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        2,160,890     11.262300      24,336,595
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,913,743     15.977239      30,576,323
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,551,138     14.994647      23,258,760
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges        1,179,413     14.924145      17,601,730
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,050,526     13.286460      13,957,778
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          984,243     10.382553      10,218,954
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          880,070     16.351739      14,390,677
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          767,714     16.027025      12,304,164
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges        2,326,685     13.313285      30,975,819
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        2,265,663     12.507300      28,337,321
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,874,922     11.107228      20,825,185
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,525,476     12.252603      18,691,050
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          972,034     11.857928      11,526,309
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges           --              1.98%             12.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.37%             23.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.70%            (29.51)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.34%              6.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.45%             14.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges           --              1.84%             12.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.20%             27.97%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.15%            (36.51)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.59%              2.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.13%             17.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges           --              3.08%              6.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              3.34%             12.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              5.95%             (9.35)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              8.28%              3.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.86%              6.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2010  Lowest contract charges       13,021,800     $1.682911     $21,914,531
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       12,990,891      1.506019      19,564,529
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       15,007,918      1.058316      15,883,119
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       13,781,735      1.717724      23,673,217
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       12,565,002      1.495637      18,792,683
    Highest contract charges                 --     17.724480               9
    Remaining contract charges               --            --              --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges            8,357     15.444590         129,067
    Highest contract charges         67,547,907      1.228397      82,975,647
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       67,362,929      1.035048      69,723,866
    Highest contract charges              7,669     13.013625          99,804
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       67,904,392      0.742443      50,415,141
    Highest contract charges              6,963      9.334667          64,995
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       61,132,996      1.325073      81,005,683
    Highest contract charges              6,067     16.660105         101,077
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       56,102,417      1.179431      66,168,930
    Highest contract charges             14,097     14.828943         209,041
    Remaining contract charges               --            --              --
AMERICAN FUNDS GROWTH-INCOME FUND
 2010  Lowest contract charges            4,878     13.566369          66,176
    Highest contract charges         47,315,464      1.393495      65,933,864
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       48,581,004      1.250601      60,755,453
    Highest contract charges              4,454     12.175221          54,230
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       50,693,382      0.952901      48,305,775
    Highest contract charges              4,465      9.276999          41,418
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       48,171,953      1.533170      73,855,794
    Highest contract charges              3,870     14.926191          57,764
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       44,422,779      1.459565      64,837,933
    Highest contract charges             11,219     14.209615         159,415
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2010  Lowest contract charges           --              1.52%             11.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.39%             42.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.97%            (38.39)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.75%             14.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.87%             20.43%
    Highest contract charges             --              0.98%             20.43%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges           --              0.76%             18.68%
    Highest contract charges             --              0.74%             18.68%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.67%             39.41%
    Highest contract charges             --              0.68%             39.41%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.87%            (43.97)%
    Highest contract charges             --              0.89%            (43.97)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.81%             12.35%
    Highest contract charges             --              0.53%             12.35%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.83%             10.22%
    Highest contract charges             --              0.98%             10.22%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GROWTH-INCOME FUND
 2010  Lowest contract charges           --              1.56%             11.43%
    Highest contract charges             --              1.50%             11.43%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.62%             31.24%
    Highest contract charges             --              1.52%             31.24%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.81%            (37.85)%
    Highest contract charges             --              1.84%            (37.85)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.58%              5.04%
    Highest contract charges             --              0.87%              5.04%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.62%             15.20%
    Highest contract charges             --              2.09%             15.20%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2010  Lowest contract charges            2,795    $20.247105         $56,589
    Highest contract charges          1,686,364     23.080421      38,921,985
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            2,652     18.881474          50,065
    Highest contract charges          1,631,555     21.523685      35,117,073
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            2,496     13.197152          32,934
    Highest contract charges          1,592,430     15.043908      23,956,373
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            2,219     22.802217          50,595
    Highest contract charges          1,522,625     25.993056      39,577,672
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            7,433     18.998340         141,217
    Highest contract charges          1,293,111     21.656876      28,004,737
    Remaining contract charges               --            --              --
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges          551,636     31.756414      17,517,974
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          514,664     26.941235      13,865,690
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          454,333     18.002579       8,179,160
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          450,502     31.240624      14,073,969
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          388,756     23.629455       9,186,092
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges        7,489,433      2.265511      16,967,392
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        7,332,818      1.850714      13,570,949
    Highest contract charges                 --     19.978119              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        7,312,155      1.147402       8,389,980
    Highest contract charges                189     12.386047           2,335
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        7,499,917      2.468617      18,514,422
    Highest contract charges                204     26.648331           5,432
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        7,268,622      2.032992      14,777,050
    Highest contract charges                 --     21.945843               6
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2010  Lowest contract charges           --              2.15%              7.23%
    Highest contract charges             --              2.09%              7.23%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.67%             43.07%
    Highest contract charges             --              1.58%             43.07%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.20%            (42.12)%
    Highest contract charges             --              2.00%            (42.12)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.78%             20.02%
    Highest contract charges             --              1.59%             20.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.04%             18.98%
    Highest contract charges             --              1.76%             18.98%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges           --              1.64%             17.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.64%             49.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.60%            (42.37)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.30%             32.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.44%             32.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges           --              1.74%             22.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.29%             61.30%
    Highest contract charges             --                --              61.30%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (53.52)%
    Highest contract charges             --                --             (53.52)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.92%             21.43%
    Highest contract charges             --              3.16%             21.43%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.45%             24.05%
    Highest contract charges             --              0.54%             24.05%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2010  Lowest contract charges          409,581     $2.761290      $1,130,973
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          590,199      2.416579       1,426,263
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          722,176      1.871681       1,351,682
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          816,609      2.625733       2,144,197
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,146,739      2.273295       2,606,876
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2010  Lowest contract charges          111,688     10.769489       1,202,823
    Highest contract charges          4,901,096      2.878704      14,108,805
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          114,065      9.371563       1,068,967
    Highest contract charges          5,328,940      2.499987      13,322,281
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           70,166      7.215315         506,267
    Highest contract charges          6,029,413      1.919982      11,576,365
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           52,432     12.616655         661,517
    Highest contract charges          6,488,472      3.348026      21,723,574
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           26,165     12.458100         325,969
    Highest contract charges          7,043,554      3.297550      23,226,472
    Remaining contract charges               --            --              --
FIDELITY VIP GROWTH PORTFOLIO
 2010  Lowest contract charges            6,972      9.388340          65,456
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            7,278      7.579744          55,168
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            3,095      5.923299          18,329
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2010  Lowest contract charges           --              1.41%             14.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.30%             29.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.52%            (28.72)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              5.97%             15.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.79%              7.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2010  Lowest contract charges           --              1.65%             14.92%
    Highest contract charges             --              1.82%             15.15%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.25%             29.88%
    Highest contract charges             --              2.22%             30.21%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.66%            (42.81)%
    Highest contract charges             --              2.55%            (42.65)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.07%              1.27%
    Highest contract charges             --              1.74%              1.53%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.17%             19.93%
    Highest contract charges             --              3.33%             20.19%
    Remaining contract charges           --                --                 --
FIDELITY VIP GROWTH PORTFOLIO
 2010  Lowest contract charges           --              0.03%             23.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.26%             27.97%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.85%            (40.77)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 2010  Lowest contract charges        1,288,166    $12.684040     $16,339,146
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,203,398     10.847941      13,054,387
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          882,231      8.007735       7,064,671
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          619,032     13.972661       8,649,521
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          316,428     11.911647       3,769,185
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP OVERSEAS PORTFOLIO
 2010  Lowest contract charges          205,953      2.395759         493,414
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          231,673      2.118000         490,684
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          307,660      1.673907         514,995
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          369,737      2.978729       1,101,347
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          463,703      2.539150       1,177,413
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges          908,002     14.957023      13,581,013
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          747,492     11.633336       8,695,828
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          549,168      8.324310       4,571,445
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          380,876     13.783318       5,249,730
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          183,803     11.950350       2,196,507
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 2010  Lowest contract charges           --              1.06%             16.93%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.31%             35.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.94%            (42.69)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.10%             17.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.13%             11.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP OVERSEAS PORTFOLIO
 2010  Lowest contract charges           --              1.40%             13.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.10%             26.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.43%            (43.81)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.29%             17.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.88%             18.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges           --              0.14%             28.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.50%             39.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.26%            (39.61)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.56%             15.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.07%             12.40%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges            6,911    $10.734145         $74,188
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           10,348      8.496440          87,922
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              263      5.406483           1,419
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2010  Lowest contract charges            7,036     10.368529          72,953
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            7,167      8.787986          62,987
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            3,846      6.471799          24,888
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2010  Lowest contract charges           36,922     10.896238         402,314
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           23,336      9.681661         225,930
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            2,225      7.810650          17,377
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2010  Lowest contract charges           51,662     10.536819         544,351
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           30,142      9.216289         277,797
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           11,607      7.169550          83,211
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges           --              0.28%             26.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.69%             57.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             15.62%            (45.94)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2010  Lowest contract charges           --              0.21%             17.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.02%             35.79%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              4.56%            (35.28)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2010  Lowest contract charges           --              2.93%             12.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              5.25%             23.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             53.86%            (21.89)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2010  Lowest contract charges           --              2.93%             14.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              3.43%             28.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             35.36%            (28.31)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2010  Lowest contract charges           37,422    $10.196865        $381,587
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           19,128      8.798777         168,304
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            5,190      6.707483          34,809
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2010  Lowest contract charges            8,480     12.086384         102,492
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges              117     11.064938           1,299
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2010  Lowest contract charges           26,151     13.474687         352,381
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,721     11.169012          19,226
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges        1,182,891     12.759824      15,093,484
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,088,558     11.324722      12,327,615
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          944,659      8.351913       7,889,708
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          573,130     11.872911       6,804,717
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          197,493     11.443038       2,259,923
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2010  Lowest contract charges           --              2.51%             15.89%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.97%             31.18%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             12.00%            (32.93)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2010  Lowest contract charges           --              8.80%              9.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              7.13%             10.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2010  Lowest contract charges           --              1.47%             20.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              11.69%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges           --              6.59%             12.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              7.92%             35.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              5.22%            (29.66)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.17%              3.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.48%             14.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges            2,299    $14.790154         $33,996
    Highest contract charges             64,822     11.968326         775,805
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            2,108     11.588939          24,432
    Highest contract charges             26,410      9.377872         247,667
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            4,026      8.071731          32,492
    Highest contract charges              5,369      6.531711          35,070
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            3,801     14.036486          53,353
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            6,533     12.618034          82,435
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges          474,596     20.751900       9,848,778
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          476,577     16.184436       7,713,126
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          411,590     12.530774       5,157,547
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          385,271     18.707094       7,207,292
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          380,323     19.163059       7,288,158
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges              906     20.094753          18,206
    Highest contract charges          1,033,007     12.419716      12,829,650
    Remaining contract charges               --            --              --
 2009  Lowest contract charges              883     18.069298          15,955
    Highest contract charges            726,034     11.167863       8,108,245
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            1,107     14.327896          15,864
    Highest contract charges            229,868      8.855462       2,035,583
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,033     16.104116          16,632
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            6,329     15.163760          95,971
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges           --                --              27.62%
    Highest contract charges             --                --              27.62%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              43.57%
    Highest contract charges             --                --              43.58%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (42.50)%
    Highest contract charges             --                --             (34.68)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              11.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               8.69%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges           --              0.77%             28.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.69%             29.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.12%            (33.02)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.64%             (2.38)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.69%             16.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges           --              4.87%             11.21%
    Highest contract charges             --              4.73%             11.21%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              8.50%             26.11%
    Highest contract charges             --              7.43%             26.11%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              7.26%            (11.03)%
    Highest contract charges             --              0.07%            (11.45)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              6.89%              6.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              7.30%              8.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges                  4,676    $14.518503         $67,893
    Highest contract charges                1,258,477     15.294362      19,247,600
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                  4,255     13.056884          55,551
    Highest contract charges                1,212,741     13.754639      16,680,818
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                  3,595     10.358674          37,242
    Highest contract charges                  888,058     10.912235       9,690,693
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                  3,110     16.470500          51,228
    Highest contract charges                  730,388     17.350672      12,672,724
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                  4,892     15.916691          77,870
    Highest contract charges                  492,868     16.767268       8,264,057
    Remaining contract charges                     --            --              --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 2010  Lowest contract charges                126,670     10.515299       1,331,977
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 56,650      8.924175         505,551
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                 10,912      5.148877          56,182
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                     --     36.814009              --
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                    384     28.518907          10,937
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
TEMPLETON FOREIGN SECURITIES FUND
 2010  Lowest contract charges                226,332      9.643395       2,182,613
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 88,305      8.895624         785,530
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                  4,770      6.491152          30,964
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges                --            1.60%           11.19%
    Highest contract charges                  --            1.57%           11.19%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            1.97%           26.05%
    Highest contract charges                  --            2.03%           26.05%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            3.06%          (37.11)%
    Highest contract charges                  --            3.10%          (37.11)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.81%            3.48%
    Highest contract charges                  --            1.39%            3.48%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            1.27%           18.38%
    Highest contract charges                  --            1.43%           18.38%
    Remaining contract charges                --              --               --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 2010  Lowest contract charges                --            1.86%           17.83%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            2.44%           73.32%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (48.51)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --              --               --
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            1.06%           28.43%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
TEMPLETON FOREIGN SECURITIES FUND
 2010  Lowest contract charges                --            1.91%            8.41%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            0.71%           37.04%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (35.09)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges                  5,373    $13.324951         $71,589
    Highest contract charges                  398,720      9.709116       3,871,223
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                  5,295     12.407578          65,699
    Highest contract charges                  338,494      9.040690       3,060,223
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                  5,184      9.463986          49,061
    Highest contract charges                  221,602      6.895852       1,528,138
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                  5,248     16.408497          86,120
    Highest contract charges                  136,328     11.955902       1,629,924
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                  4,552     16.032175          72,981
    Highest contract charges                   41,042     11.681704         479,436
    Remaining contract charges                     --            --              --
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 2010  Lowest contract charges                895,245     12.630777      11,307,645
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                644,780     11.281734       7,274,241
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                480,606      9.148724       4,396,929
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                306,627     12.787292       3,920,934
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 97,675     11.432675       1,116,692
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 2010  Lowest contract charges                 33,725     11.330548         382,122
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 28,673      9.751412         279,602
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                    852      7.333637           6,248
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges                --            1.33%            7.39%
    Highest contract charges                  --            1.39%            7.39%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            3.07%           31.10%
    Highest contract charges                  --            3.13%           31.10%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            1.76%          (42.32)%
    Highest contract charges                  --            1.71%          (42.32)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.27%            2.35%
    Highest contract charges                  --            1.20%            2.35%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            1.20%           21.81%
    Highest contract charges                  --            0.07%           16.82%
    Remaining contract charges                --              --               --
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 2010  Lowest contract charges                --            1.33%           11.96%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            1.25%           23.32%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            2.43%          (28.46)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.50%           11.85%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            0.49%           14.33%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 2010  Lowest contract charges                --              --            16.19%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --              --            32.97%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (26.66)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                        UNIT         CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges           1,084,389    $15.879928     $17,220,025
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2009  Lowest contract charges             654,376     13.875288       9,079,662
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2008  Lowest contract charges             327,347     11.691131       3,827,060
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2007  Lowest contract charges              64,398     11.007928         708,885
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges          11,290,618      3.403787      38,430,857
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2009  Lowest contract charges          12,630,913      3.035419      38,340,113
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2008  Lowest contract charges          13,958,077      2.329770      32,519,107
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2007  Lowest contract charges          14,438,848      3.408043      49,208,214
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2006  Lowest contract charges          14,861,332      3.195934      47,495,835
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
HARTFORD TOTAL RETURN BOND HLS FUND
 2010  Lowest contract charges          24,420,451      2.824228      68,968,923
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2009  Lowest contract charges          22,271,271      2.626884      58,504,045
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2008  Lowest contract charges          20,180,164      2.284046      46,092,422
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2007  Lowest contract charges          19,077,681      2.472569      47,170,883
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2006  Lowest contract charges          19,625,945      2.362266      46,361,704
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --

                                                     INVESTMENT
                                        EXPENSE        INCOME             TOTAL
SUB-ACCOUNT                             RATIO*         RATIO**          RETURN***
------------------------------------  -----------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges             --            1.42%             14.45%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2009  Lowest contract charges             --           12.16%             18.68%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2008  Lowest contract charges             --            3.51%              6.21%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2007  Lowest contract charges             --            0.31%             10.08%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges             --            1.42%             12.14%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2009  Lowest contract charges             --            2.27%             30.29%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2008  Lowest contract charges             --            3.12%            (31.64)%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2007  Lowest contract charges             --            2.24%              6.64%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2006  Lowest contract charges             --            2.33%             10.70%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
HARTFORD TOTAL RETURN BOND HLS FUND
 2010  Lowest contract charges             --            4.39%              7.51%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2009  Lowest contract charges             --            4.06%             15.01%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2008  Lowest contract charges             --            6.93%             (7.63)%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2007  Lowest contract charges             --            5.12%              4.67%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2006  Lowest contract charges             --            5.12%              4.80%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --

-------------------------------------------------------------------------------

                                                        UNIT         CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2010  Lowest contract charges          15,081,679     $7.085992    $106,868,654
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2009  Lowest contract charges          15,350,105      6.082370      93,365,021
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2008  Lowest contract charges          15,384,133      4.175508      64,236,570
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2007  Lowest contract charges          15,608,539      7.674740     119,791,476
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2006  Lowest contract charges          16,225,500      6.569283     106,589,899
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges          12,802,917      4.200184      53,774,608
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2009  Lowest contract charges          13,064,381      3.710229      48,471,846
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2008  Lowest contract charges          12,865,016      2.975883      38,284,781
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2007  Lowest contract charges          12,555,942      4.404234      55,299,306
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2006  Lowest contract charges          12,207,547      4.068371      49,664,830
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
HARTFORD GLOBAL RESEARCH HLS FUND+
 2010  Lowest contract charges               4,894     10.277704          50,304
    Highest contract charges                 7,347     10.051239          73,850
    Remaining contract charges                  --            --              --
 2009  Lowest contract charges               2,177      8.859237          19,287
    Highest contract charges                15,905      8.664032         137,797
    Remaining contract charges                  --            --              --
 2008  Lowest contract charges               1,822      6.233399          11,354
    Highest contract charges                 9,640      6.096042          58,767
    Remaining contract charges                  --            --              --

                                                     INVESTMENT
                                        EXPENSE        INCOME             TOTAL
SUB-ACCOUNT                             RATIO*         RATIO**          RETURN***
------------------------------------  -----------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2010  Lowest contract charges             --            0.78%             16.50%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2009  Lowest contract charges             --            0.96%             45.67%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2008  Lowest contract charges             --            1.88%            (45.59)%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2007  Lowest contract charges             --            0.12%             16.83%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2006  Lowest contract charges             --            1.39%             16.62%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges             --            1.97%             13.21%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2009  Lowest contract charges             --            2.36%             24.68%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2008  Lowest contract charges             --            2.41%            (32.43)%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2007  Lowest contract charges             --            1.72%              8.26%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2006  Lowest contract charges             --            1.79%             20.36%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
HARTFORD GLOBAL RESEARCH HLS FUND+
 2010  Lowest contract charges             --            1.42%             16.01%
    Highest contract charges               --            0.96%             16.01%
    Remaining contract charges             --              --                 --
 2009  Lowest contract charges             --            1.15%             42.13%
    Highest contract charges               --            1.74%             42.13%
    Remaining contract charges             --              --                 --
 2008  Lowest contract charges             --            7.19%            (37.67)%
    Highest contract charges               --            1.21%            (39.04)%
    Remaining contract charges             --              --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges          297,762     $1.190460        $354,475
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          285,662      1.041982         297,654
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          369,651      0.768187         283,961
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          348,165      1.615778         562,557
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          390,515      1.292115         504,590
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges        8,700,079      1.494683      13,003,860
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        7,391,091      1.310608       9,686,823
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        5,639,389      1.043087       5,882,374
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        5,309,835      1.662814       8,829,268
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        5,576,650      1.534766       8,558,853
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges           57,800     10.664475         616,403
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           20,401      8.934077         182,262
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            4,751      6.655178          31,617
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges           --              0.29%             14.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.62%             35.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.74%            (52.46)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.05%             25.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.77%             14.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges           --              1.46%             14.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.77%             25.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.32%            (37.27)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.02%              8.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.11%             12.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges           --              0.03%             19.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.75%             34.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.17%            (33.45)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2010  Lowest contract charges          755,488    $19.789063     $14,950,390
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          583,067     16.832526       9,814,496
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          500,646     12.987431       6,502,104
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          329,852     23.902204       7,884,188
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          290,708     18.435854       5,359,453
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges          241,183     13.512623       3,259,015
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           66,328     11.633875         771,646
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           14,113      7.732285         109,128
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges       11,954,567      3.604734      43,093,033
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       12,865,463      3.141833      40,421,135
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       13,639,473      2.490602      33,970,499
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       14,535,974      3.960309      57,566,948
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       15,178,410      3.764477      57,138,776
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2010  Lowest contract charges           --              0.02%             17.56%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.56%             29.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.61%            (45.66)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.15%             29.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.64%             12.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges           --              0.77%             16.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --             18.53%             50.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             48.22%            (22.68)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges           --              1.72%             14.73%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.06%             26.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.15%            (37.11)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.66%              5.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.63%             15.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges        6,943,613     $3.312232     $22,998,858
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        5,931,486      2.893130      17,160,558
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        6,265,299      2.167800      13,581,916
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        6,270,663      3.753520      23,537,059
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        6,770,389      2.945663      19,943,287
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND+
 2010  Lowest contract charges           25,665     10.814342         277,545
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           25,300      8.594351         217,435
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            6,836      5.812147          39,730
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges        7,606,416      4.381274      33,325,793
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        8,587,829      3.549140      30,479,406
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        9,999,343      2.710162      27,099,839
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       11,187,019      4.190281      46,876,751
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       12,430,288      3.634263      45,174,935
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges           --              1.32%             14.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.02%             33.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.32%            (42.25)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.12%             27.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.77%             24.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND+
 2010  Lowest contract charges           --              0.75%             25.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.51%             47.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.11%            (41.88)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges           --              0.24%             23.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.54%             30.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.52%            (35.32)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.47%             15.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.11%             11.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2010  Lowest contract charges          310,598    $20.852684      $6,476,798
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          337,658     16.726572       5,647,867
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          396,745     11.600671       4,602,507
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          385,335     19.402626       7,476,509
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          389,682     18.998199       7,403,258
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges       29,092,042      1.796639      52,267,897
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       35,727,066      1.796639      64,188,641
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       38,331,448      1.795505      68,824,307
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       28,690,909      1.757923      50,436,409
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       26,235,479      1.675089      43,946,762
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges        7,383,161      2.426831      17,917,684
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        8,166,669      1.955060      15,966,329
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        9,046,082      1.512167      13,679,186
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        8,960,454      2.545893      22,812,358
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        9,649,785      2.228805      21,507,488
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2010  Lowest contract charges           --              0.60%             24.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.83%             44.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.79%            (40.21)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.53%              2.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.03%             17.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges           --                --                 --
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.06%              0.06%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.01%              2.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              4.81%              4.95%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.60%              4.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges           --                --              24.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.01%             29.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.11%            (40.60)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.23%             14.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.19%             14.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges            5,925    $12.920333         $76,554
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            4,159      9.461521          39,354
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              836      6.988318           5,840
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges       10,727,077      3.764066      40,377,425
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       12,044,576      3.278812      39,491,899
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       13,416,175      2.316588      31,079,750
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       13,928,290      4.073434      56,735,972
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       14,846,605      3.846378      57,105,654
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges           74,593     10.435767         778,435
    Highest contract charges            609,565     10.684330       6,512,798
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           54,192     10.054446         544,871
    Highest contract charges            659,235     10.293920       6,786,117
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           29,166      9.725726         283,666
    Highest contract charges            719,046      9.957373       7,159,806
    Remaining contract charges               --            --              --
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges          542,421     10.230173       5,549,059
    Highest contract charges          1,064,999     11.371742      12,110,899
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            5,103      8.921502          45,524
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              274      7.173269           1,959
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges           --                --              36.56%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.10%             35.39%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.22%            (30.12)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges           --              1.16%             14.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.58%             41.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.09%            (43.13)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.02%              5.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.34%             14.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges           --              4.29%              3.79%
    Highest contract charges             --              4.51%              3.79%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.03%              3.38%
    Highest contract charges             --              0.03%              3.38%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             20.96%             (2.74)%
    Highest contract charges             --              8.14%             (0.43)%
    Remaining contract charges           --                --                 --
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges           --              1.62%             14.67%
    Highest contract charges             --              1.22%              8.66%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              3.97%             24.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             13.77%            (28.27)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 2010  Lowest contract charges            2,753    $11.807344         $32,501
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges          151,557     12.365526       1,874,086
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          157,032     10.774410       1,691,924
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          123,449      8.730699       1,077,796
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          112,587     11.828624       1,331,743
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           58,447     11.466028         670,159
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2010  Lowest contract charges          507,909     12.720824       6,461,025
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          494,993     11.326127       5,606,353
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          174,589      8.432890       1,472,287
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges          175,458     11.165635       1,959,099
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          154,841      9.509797       1,472,502
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          139,183      7.998229       1,113,217
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          110,565     12.579832       1,390,893
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           70,249     12.161720         854,345
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 2010  Lowest contract charges           --              0.87%             11.95%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges           --              2.99%             14.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              3.73%             23.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              4.15%            (26.19)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.69%              3.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.33%             14.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2010  Lowest contract charges           --              6.61%             12.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              7.64%             34.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             49.13%            (15.67)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges           --              0.61%             17.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.06%             18.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.80%            (36.42)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.43%              3.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.20%             17.27%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MFS GROWTH SERIES
 2010  Lowest contract charges            5,857    $10.915241         $63,933
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            4,160      9.463785          39,372
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              394      6.874012           2,708
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges           40,044     12.274423         491,514
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           37,834     11.048366         417,998
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           10,217      8.706510          88,952
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            3,566     13.010156          46,389
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,362     11.794638          16,067
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS NEW DISCOVERY SERIES
 2010  Lowest contract charges          101,224     21.283072       2,154,360
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           63,537     15.610690         991,857
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           42,336      9.566346         404,998
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           40,109     15.767530         632,425
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           37,054     15.380400         569,901
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MFS GROWTH SERIES
 2010  Lowest contract charges           --              0.11%             15.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.27%             37.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (31.26)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges           --              1.14%             11.10%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.06%             26.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.59%            (33.08)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.90%             10.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.42%             12.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MFS NEW DISCOVERY SERIES
 2010  Lowest contract charges           --                --              36.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              63.18%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (39.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --               2.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              13.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges            2,154    $14.478699         $31,188
    Highest contract charges            620,156     14.531519       9,011,802
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,977     13.170904          26,036
    Highest contract charges            617,903     13.218935       8,168,019
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            1,667     11.159050          18,601
    Highest contract charges            665,957     11.199735       7,458,538
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,478     14.330624          21,180
    Highest contract charges            754,166     14.382866      10,847,066
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            2,918     13.751051          40,131
    Highest contract charges            682,204     13.801173       9,415,212
    Remaining contract charges               --            --              --
MFS VALUE SERIES
 2010  Lowest contract charges        1,111,673     10.087285      11,213,762
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          783,281      9.044166       7,084,121
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          197,827      7.370068       1,457,996
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS RESEARCH BOND SERIES
 2010  Lowest contract charges          660,834     12.093730       7,991,946
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          150,401     11.253639       1,692,553
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              516      9.688264           4,995
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges           --              2.83%              9.93%
    Highest contract charges             --              2.70%              9.93%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.90%             18.03%
    Highest contract charges             --              3.80%             18.03%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              3.29%            (22.13)%
    Highest contract charges             --              3.12%            (22.13)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.55%              4.22%
    Highest contract charges             --              2.47%              4.22%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.45%             11.89%
    Highest contract charges             --              2.26%             11.89%
    Remaining contract charges           --                --                 --
MFS VALUE SERIES
 2010  Lowest contract charges           --              1.36%             11.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.98%             22.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (26.30)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MFS RESEARCH BOND SERIES
 2010  Lowest contract charges           --              2.19%              7.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.69%             16.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --              (3.12)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2010  Lowest contract charges           18,460    $14.095146        $260,191
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           18,366     13.155253         241,605
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           18,592     11.998109         223,069
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           18,548     13.361597         247,829
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           15,488     12.670659         196,241
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2010  Lowest contract charges            1,137     23.365085          26,555
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
UIF EMERGING MARKETS EQUITY
 PORTFOLIO+
 2010  Lowest contract charges            1,172     33.818953          39,645
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges              327     28.413712           9,301
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              323     16.729367           5,411
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges              306     38.567636          11,819
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges              306     27.459996           8,411
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2010  Lowest contract charges           --              5.77%              7.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              8.49%              9.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              4.65%            (10.21)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.59%              5.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.92%              3.73%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2010  Lowest contract charges           --                --               9.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
UIF EMERGING MARKETS EQUITY
 PORTFOLIO+
 2010  Lowest contract charges           --              0.41%             19.02%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              69.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (56.62)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.44%             40.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.75%             37.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
INVESCO VAN KAMPEN V. I. HIGH
 YIELD FUND+
 2010  Lowest contract charges              674    $18.424982         $12,426
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges              642     16.434318          10,553
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              604     11.566965           6,988
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges              553     14.994068           8,297
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,500     14.415896          21,618
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges          145,061     12.300233       1,784,287
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          206,939      9.299431       1,924,419
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           33,357      5.909437         197,124
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO VAN KAMPEN V. I. MID CAP
 VALUE FUND+
 2010  Lowest contract charges            7,353     16.884603         124,154
    Highest contract charges            257,270     10.715150       2,756,685
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            7,424     13.812635         102,541
    Highest contract charges            374,470      8.769934       3,284,081
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            8,843      9.922402          87,741
    Highest contract charges            285,485      6.302084       1,799,153
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            9,048     16.900002         152,916
    Highest contract charges            207,354     10.757939       2,230,703
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            9,870     15.670671         154,670
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
INVESCO VAN KAMPEN V. I. HIGH
 YIELD FUND+
 2010  Lowest contract charges           --              9.55%             12.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              8.05%             42.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              8.83%            (22.86)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --             12.57%              4.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              8.06%              8.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges           --                --              32.27%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              57.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.03%            (40.91)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO VAN KAMPEN V. I. MID CAP
 VALUE FUND+
 2010  Lowest contract charges           --              0.91%             22.24%
    Highest contract charges             --              0.87%             22.18%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.35%             39.21%
    Highest contract charges             --              1.20%             39.16%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.86%            (41.29)%
    Highest contract charges             --              0.77%            (41.42)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.69%              7.85%
    Highest contract charges             --              0.05%              7.58%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.29%             20.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2010  Lowest contract charges            1,308    $14.947855         $19,559
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,190     11.763572          13,995
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            4,143      6.862078          28,427
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            4,164     14.168887          58,992
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            3,471     11.567541          40,157
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V I. SELECT DIMENSIONS
 BALANCED FUND+
 2010  Lowest contract charges            1,179     14.613479          17,228
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,035     13.267368          13,728
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              864     11.142600           9,628
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges              708     14.403797          10,201
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges              568     13.903418           7,903
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2010  Lowest contract charges           --                --              27.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              71.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.07%            (51.57)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              22.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               0.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V I. SELECT DIMENSIONS
 BALANCED FUND+
 2010  Lowest contract charges           --              1.78%             10.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.78%             19.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.69%            (22.64)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.40%              3.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.48%             12.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2010  Lowest contract charges            2,093    $15.079958         $31,570
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,875     13.854448          25,973
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            1,609     11.598378          18,661
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,366     14.849233          20,283
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,134     14.327634          16,249
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. SELECT DIMENSIONS
 DIVIDEND GROWTH FUND+
 2010  Lowest contract charges            3,016     11.290794          34,053
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            2,685     10.226533          27,460
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            2,263      8.240068          18,643
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,958     13.029692          25,512
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,626     12.534113          20,383
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2010  Lowest contract charges           --              5.95%              8.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              6.88%             19.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.99%            (21.89)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              5.98%              3.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              6.22%              5.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. SELECT DIMENSIONS
 DIVIDEND GROWTH FUND+
 2010  Lowest contract charges           --              1.41%             10.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.65%             24.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.35%            (36.76)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.95%              3.95%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.11%             10.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2010  Lowest contract charges           17,582    $11.637715        $204,619
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           22,260     11.636568         259,029
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           11,403     11.634953         132,676
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           14,817     11.392129         168,794
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           12,262     10.884529         133,470
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. SELECT DIMENSIONS
 EQUALLY-WEIGHTED S&P 500 FUND+
 2010  Lowest contract charges            1,695     16.766857          28,414
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,605     13.835357          22,205
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            1,640      9.555260          15,674
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,500     15.977036          23,959
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,318     15.782147          20,806
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2010  Lowest contract charges           --              0.01%              0.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.01%              0.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.20%              2.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              4.54%              4.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.06%              4.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. SELECT DIMENSIONS
 EQUALLY-WEIGHTED S&P 500 FUND+
 2010  Lowest contract charges           --              1.26%             21.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.29%             44.79%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.76%            (40.19)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.24%              1.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.84%             15.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2010  Lowest contract charges          263,520    $10.915899      $2,876,559
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          255,998     10.001462       2,560,352
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          279,007      6.938164       1,935,796
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          247,277     12.768186       3,157,285
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          209,614     11.214030       2,350,614
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges          178,792     12.829306       2,293,782
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          149,236     11.088193       1,654,761
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          146,018      7.956807       1,161,834
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          118,138     13.334725       1,575,343
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           73,885     12.570301         928,759
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2010  Lowest contract charges           --                --               9.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.01%             44.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (45.66)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.01%             13.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               7.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges           --              1.14%             15.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.85%             39.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.21%            (40.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.92%              6.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.69%             17.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 2010  Lowest contract charges           67,495    $11.271167        $760,746
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           58,751      9.731208         571,716
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           37,143      7.602822         282,392
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           19,102     12.387474         236,631
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            8,449     11.893698         100,492
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2010  Lowest contract charges          175,017     11.516057       2,015,506
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          193,945      9.358432       1,815,024
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           64,389      6.836775         440,215
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER VALUE FUND/VA
 2010  Lowest contract charges            4,671      9.859710          46,059
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            4,867      8.588256          41,797
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            2,026      6.411714          12,991
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 2010  Lowest contract charges           --              0.84%             15.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.34%             28.00%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.13%            (38.63)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.60%              4.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.62%             14.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2010  Lowest contract charges           --              0.41%             23.06%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.37%             36.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (31.63)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER VALUE FUND/VA
 2010  Lowest contract charges           --              0.90%             14.81%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.74%             32.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (35.88)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 2010  Lowest contract charges          399,820    $12.587405      $5,032,700
    Highest contract charges            102,052     26.192973       2,673,037
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          390,025     11.171885       4,357,318
    Highest contract charges            106,385     23.175409       2,465,506
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          122,263      7.191250         879,230
    Highest contract charges            115,238     14.968756       1,724,964
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          120,236     21.692473       2,608,206
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          131,458     20.819828       2,736,934
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2010  Lowest contract charges            4,081     10.858668          44,309
    Highest contract charges             15,114     30.806593         465,626
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            3,706      9.467980          35,086
    Highest contract charges             21,584     26.783076         578,075
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            1,936      7.002683          13,553
    Highest contract charges             24,397     19.786145         482,727
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           27,803     29.602231         823,044
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           30,144     28.694786         864,979
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GLOBAL EQUITY FUND
 2010  Lowest contract charges          128,603     25.604302       3,292,781
    Highest contract charges              1,635     15.020302          24,563
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          140,744     23.229823       3,269,446
    Highest contract charges              2,116     13.675389          28,938
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          160,717     17.847130       2,868,344
    Highest contract charges              4,362     10.521629          45,893
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          180,996     32.591358       5,898,919
    Highest contract charges              6,907     19.251565         132,965
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          216,155     29.800420       6,441,522
    Highest contract charges              3,328     17.658324          58,763
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 2010  Lowest contract charges           --             13.81%             12.67%
    Highest contract charges             --             14.11%             13.02%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              5.01%             55.35%
    Highest contract charges             --              7.17%             54.83%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (28.09)%
    Highest contract charges             --              6.23%            (31.00)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              5.00%              4.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              5.86%              6.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2010  Lowest contract charges           --              5.51%             14.69%
    Highest contract charges             --              5.61%             15.02%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              4.64%             35.21%
    Highest contract charges             --              6.32%             35.36%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (29.97)%
    Highest contract charges             --              4.24%            (33.16)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.71%              3.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.50%             13.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GLOBAL EQUITY FUND
 2010  Lowest contract charges           --              2.42%             10.22%
    Highest contract charges             --              2.47%              9.84%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.17%             30.16%
    Highest contract charges             --                --              29.97%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.85%            (45.24)%
    Highest contract charges             --              2.11%            (45.35)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.32%              9.37%
    Highest contract charges             --              2.01%              9.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.57%             23.50%
    Highest contract charges             --              0.39%             23.22%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 2010  Lowest contract charges                 16,402    $13.170377        $216,027
    Highest contract charges                  360,288     32.170965      11,590,812
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 16,194     11.514849         186,473
    Highest contract charges                  391,203     28.044583      10,971,133
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                 13,730      8.870392         121,785
    Highest contract charges                  453,438     21.545827       9,769,706
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 12,031     14.469512         174,090
    Highest contract charges                  500,643     35.071434      17,558,271
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 13,041     15.399391         200,819
    Highest contract charges                  612,732     37.228527      22,811,121
    Remaining contract charges                     --            --              --
PUTNAM VT GLOBAL HEALTH CARE FUND
 2010  Lowest contract charges                 39,815     15.468968         615,900
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 42,991     15.065962         647,702
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                 51,634     11.913774         615,151
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 67,263     14.336048         964,284
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 75,673     14.388482       1,088,814
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
PUTNAM VT HIGH YIELD FUND
 2010  Lowest contract charges                250,733     33.089518       8,296,645
    Highest contract charges                  101,716     17.930173       1,823,786
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                311,455     28.889334       8,997,714
    Highest contract charges                  114,882     15.722517       1,806,228
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                360,153     19.219456       6,921,955
    Highest contract charges                   99,633     10.468992       1,043,053
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                413,172     25.975431      10,732,310
    Highest contract charges                   81,589     14.160292       1,155,321
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                428,790     25.143715      10,781,380
    Highest contract charges                   56,441     13.775449         777,505
    Remaining contract charges                     --            --              --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 2010  Lowest contract charges                --            1.52%           14.38%
    Highest contract charges                  --            1.76%           14.71%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            2.48%           29.81%
    Highest contract charges                  --            3.14%           30.16%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            2.28%          (38.70)%
    Highest contract charges                  --            2.58%          (38.57)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.32%           (6.04)%
    Highest contract charges                  --            1.58%           (5.79)%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            1.34%           15.91%
    Highest contract charges                  --            1.75%           16.19%
    Remaining contract charges                --              --               --
PUTNAM VT GLOBAL HEALTH CARE FUND
 2010  Lowest contract charges                --            2.15%            2.68%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --              --            26.46%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (16.90)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.11%           (0.36)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            0.56%            3.07%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
PUTNAM VT HIGH YIELD FUND
 2010  Lowest contract charges                --            7.75%           14.54%
    Highest contract charges                  --            7.27%           14.04%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --           10.27%           50.31%
    Highest contract charges                  --            9.45%           50.18%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            9.85%          (26.01)%
    Highest contract charges                  --            8.88%          (26.07)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            7.68%            3.31%
    Highest contract charges                  --            6.72%            2.79%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            7.67%           10.60%
    Highest contract charges                  --            6.64%           10.52%
    Remaining contract charges                --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 2010  Lowest contract charges                211,603    $27.802373      $5,883,077
    Highest contract charges                  104,629     14.343729       1,500,772
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                238,258     25.224094       6,009,834
    Highest contract charges                  122,972     13.055246       1,605,428
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                243,079     17.133269       4,164,744
    Highest contract charges                  135,836      8.902167       1,209,235
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                293,729     22.479655       6,602,935
    Highest contract charges                  126,367     11.701925       1,478,739
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                303,291     21.318359       6,465,659
    Highest contract charges                   65,354     11.120988         726,802
    Remaining contract charges                     --            --              --
PUTNAM INTERNATIONAL VALUE FUND+
 2010  Lowest contract charges                  5,874      8.043728          47,251
    Highest contract charges                  126,783     16.321304       2,069,267
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                  5,522      7.508868          41,465
    Highest contract charges                  133,190     15.194392       2,023,748
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                  2,874      5.950420          17,096
    Highest contract charges                  169,464     12.021934       2,037,291
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                185,256     22.199807       4,112,644
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                197,967     20.691059       4,096,136
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2010  Lowest contract charges                 50,201     16.424598         824,535
    Highest contract charges                  560,742     16.931002       9,493,932
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 54,733     14.928049         817,061
    Highest contract charges                  638,190     15.354658       9,799,189
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                     --     11.236998              --
    Highest contract charges                   57,140     11.977464         684,398
    Remaining contract charges                811,830            --       9,972,290
 2007  Lowest contract charges                 49,001     21.369414       1,047,118
    Highest contract charges                  904,351     21.872886      19,780,766
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 45,022     19.719498         887,816
    Highest contract charges                  979,090     20.138790      19,717,685
    Remaining contract charges                     --            --              --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
PUTNAM VT INCOME FUND
 2010  Lowest contract charges                --           11.66%           10.22%
    Highest contract charges                  --           11.08%            9.87%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            6.22%           47.22%
    Highest contract charges                  --            5.58%           46.65%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            7.43%          (23.78)%
    Highest contract charges                  --            6.45%          (23.93)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            5.28%            5.45%
    Highest contract charges                  --            4.22%            5.22%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            4.41%            4.83%
    Highest contract charges                  --            2.96%            4.52%
    Remaining contract charges                --              --               --
PUTNAM INTERNATIONAL VALUE FUND+
 2010  Lowest contract charges                --            3.21%            7.12%
    Highest contract charges                  --            3.50%            7.42%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --              --            26.19%
    Highest contract charges                  --              --            26.39%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (40.50)%
    Highest contract charges                  --            2.22%          (45.85)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.89%            7.29%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            1.39%           27.63%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2010  Lowest contract charges                --            3.64%           10.03%
    Highest contract charges                  --            3.84%           10.27%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --              --            24.63%
    Highest contract charges                  --              --            25.00%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (43.84)%
    Highest contract charges                  --            2.07%          (43.95)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            2.73%            8.37%
    Highest contract charges                  --            3.00%            8.61%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --              --            28.04%
    Highest contract charges                  --            0.56%           27.72%
    Remaining contract charges                --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges           21,971    $17.492096        $384,326
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           26,829     15.550584         417,207
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           34,546     11.206894         387,151
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           40,390     19.444746         785,368
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           44,245     17.128684         757,854
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges           30,831     10.560103         325,582
    Highest contract charges                509     13.132090           6,687
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           43,495      9.243957         402,065
    Highest contract charges                 14     11.527606             163
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           56,014      7.046749         394,718
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           69,472     11.636062         808,385
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           92,763     12.236223       1,135,072
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT MONEY MARKET FUND
 2010  Lowest contract charges           34,556      1.802966          62,303
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           39,307      1.802303          70,843
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           44,313      1.796082          79,589
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           49,479      1.746726          86,425
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          161,668      1.662379         268,753
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges           --              3.20%             12.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.94%             38.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.92%            (42.37)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.07%             13.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.56%             26.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges           --              1.56%             14.24%
    Highest contract charges             --              0.06%             13.92%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.58%             31.18%
    Highest contract charges             --                --              15.28%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.55%            (39.44)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.60%             (4.91)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.66%             14.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT MONEY MARKET FUND
 2010  Lowest contract charges           --              0.04%              0.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.36%              0.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.80%              2.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              4.95%              5.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.48%              4.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND+
 2010  Lowest contract charges           15,835    $15.528059        $245,889
    Highest contract charges            291,979     25.291913       7,384,715
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           16,595     12.988059         215,530
    Highest contract charges            281,357     21.099132       5,936,382
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           15,947      9.829288         156,744
    Highest contract charges            306,516     15.925954       4,881,566
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           14,600     16.046422         234,282
    Highest contract charges            339,285     25.945436       8,802,895
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           11,697     15.175568         177,503
    Highest contract charges            365,885     24.472443       8,954,103
    Remaining contract charges               --            --              --
PUTNAM VT SMALL CAP VALUE FUND
 2010  Lowest contract charges          123,172     10.350514       1,274,893
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          155,230      8.215811       1,275,340
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          128,307      6.246201         801,429
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          103,118     10.300530       1,062,173
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           48,107     11.801519         567,736
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND+
 2010  Lowest contract charges           16,470     13.409259         220,849
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           20,292     12.059130         244,699
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           25,728      9.580101         246,476
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           34,699     16.092548         558,392
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           42,590     15.910698         677,633
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND+
 2010  Lowest contract charges           --              0.34%             19.56%
    Highest contract charges             --              0.57%             19.87%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.36%             32.14%
    Highest contract charges             --              0.68%             32.48%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (38.75)%
    Highest contract charges             --              0.31%            (38.62)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --               5.74%
    Highest contract charges             --              0.16%              6.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               8.56%
    Highest contract charges             --              0.17%              8.82%
    Remaining contract charges           --                --                 --
PUTNAM VT SMALL CAP VALUE FUND
 2010  Lowest contract charges           --              0.30%             25.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.33%             31.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.45%            (39.36)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.51%            (12.72)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.23%             17.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND+
 2010  Lowest contract charges           --              5.46%             11.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              5.05%             25.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              5.41%            (40.47)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.11%              1.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.72%             12.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 2010  Lowest contract charges           15,255    $29.182239        $445,167
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           18,293     28.580962         522,843
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           22,240     26.547468         590,405
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           26,487     38.103792       1,009,246
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           32,196     31.688447       1,020,255
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT VOYAGER FUND
 2010  Lowest contract charges          346,133     42.844173      14,829,769
    Highest contract charges             38,655     17.266105         667,427
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          376,637     35.386121      13,327,724
    Highest contract charges             25,420     14.293431         363,335
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          426,186     21.538000       9,179,182
    Highest contract charges             27,624      8.721088         240,912
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          457,343     34.117626      15,603,440
    Highest contract charges             28,686     13.849855         397,296
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          532,959     32.251178      17,188,555
    Highest contract charges             27,627     13.125279         362,608
    Remaining contract charges               --            --              --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2010  Lowest contract charges           80,090     19.942323       1,597,180
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           76,256     15.395267       1,173,989
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           83,552     10.572218         883,334
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           80,876     16.311191       1,319,183
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           67,540     18.033203       1,217,954
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 2010  Lowest contract charges           --              4.19%              2.10%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              4.63%              7.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.61%            (30.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.97%             20.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.22%             27.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT VOYAGER FUND
 2010  Lowest contract charges           --              1.46%             21.08%
    Highest contract charges             --              1.07%             20.80%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.13%             64.30%
    Highest contract charges             --              0.71%             63.90%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.29%            (36.87)%
    Highest contract charges             --                --             (37.03)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.03%              5.79%
    Highest contract charges             --                --               5.52%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.37%              5.70%
    Highest contract charges             --              0.10%              5.44%
    Remaining contract charges           --                --                 --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2010  Lowest contract charges           --              0.25%             29.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.61%             45.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.47%            (35.18)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              (9.55)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.09%             15.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges                 72,110    $16.249834      $1,171,769
    Highest contract charges                   35,951     15.639461         562,258
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 91,972     14.430719       1,327,228
    Highest contract charges                   43,644     13.861395         604,971
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                 80,477     11.322627         911,210
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 81,357     16.442989       1,337,753
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 89,879     15.934960       1,432,215
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND+
 2010  Lowest contract charges                 15,975     14.645491         233,960
    Highest contract charges                   94,176     10.267992         966,996
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 15,982     13.054030         208,633
    Highest contract charges                   85,347      9.152221         781,113
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                 19,029     10.518188         200,158
    Highest contract charges                   27,248      7.374331         200,932
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 19,485     15.515559         302,317
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 16,764     15.133669         253,706
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges                --            2.17%           12.61%
    Highest contract charges                  --            2.29%           12.83%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            0.95%           27.45%
    Highest contract charges                  --            1.78%           38.61%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            1.96%          (31.14)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.32%            3.19%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            1.15%           18.84%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND+
 2010  Lowest contract charges                --            0.10%           12.19%
    Highest contract charges                  --            0.10%           12.19%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            3.75%           24.11%
    Highest contract charges                  --            3.53%           24.11%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            1.85%          (32.21)%
    Highest contract charges                  --              --           (26.26)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.28%            2.52%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            0.92%           15.97%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND+
 2010  Lowest contract charges                510,520    $11.221180      $5,728,634
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                531,692      9.698918       5,156,833
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                518,655      7.553239       3,917,527
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                479,299     11.765234       5,639,069
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                336,078     12.045674       4,048,281
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND+
 2010  Lowest contract charges                --            0.13%           15.70%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            4.33%           28.41%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            2.23%          (35.80)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.37%           (2.33)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            0.39%           16.04%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --

* This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the fund's manager, divided by the average net assets. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

+   See parenthetical for this Sub-Account in Note 1.

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Issue Charges, and Riders (if applicable). These fees are assessed through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.65% to 0.80% of the Sub-Account's average daily net assets for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

       a) The Company will make certain deductions ranging from $10.00 to $30.00 plus $0.03 to $0.05 per month per $1,000 of the face amount at the policy issue date in supplemental fees for administrative services provided by the Company.

    These charges are a redemption of units.

ISSUE CHARGES:

    The Company will made certain deductions of $20 plus $0.05 per $1,000 of the initial face amount for issue charges.

    These charges are a redemption of units.

-------------------------------------------------------------------------------

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       - Estate Protection Rider (per $1,000 of the net amount at risk) $0.2496 - $185.76

       - Last Survivor Yearly Renewable Term Insurance Rider (per $1,000 of the net amount at risk) $0.0012 - $27.894

       - Single Life Yearly Renewable Term Life Insurance Rider (per $1,000 of the net amount at risk) $1.01 - $179.44

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.040 - $0.107

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.16

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.0912 - $158.98

       -   Child Insurance Rider (pre $1,000 of coverage) $6.00

       - LifeAccess Accelerated Benefit Rider (per $1,000 of the benefit net amount at risk) $0.0409 - $41.18

       -   Accelerated Death Benefit Rider $300.00

       - Guaranteed Minimum Accumulation Benefit Rider Annual % of separate account value 0.90%

       - Guaranteed Paid-Up death Benefit Rider Annual % of separate account value 0.75%

       - Disability Access Rider -- Monthly Charge (per $100 of monthly benefit) $0.96 - $16.80

       -   Disability Access Rider -- First Year Monthly Rider Issue Fee $10.00

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATUTORY-BASIS FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT

Years Ended December 31, 2010 and 2009 and 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                        PAGE
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                                             F-3
STATUTORY-BASIS FINANCIAL STATEMENTS:
 Statements of Admitted Assets, Liabilities and Capital and              F-4
  Surplus
 Statements of Operations                                                F-5
 Statements of Changes in Capital and Surplus                            F-6
 Statements of Cash Flows                                                F-7
 Notes to Statutory-Basis Financial Statements                           F-8

[DELOITTE LOGO]                               DELOITTE & TOUCHE LLP
                                              City Place I, 32nd Floor
                                              185 Asylum Street
                                              Hartford, CT 06103-3402
                                              USA
                                              Tel: +1 860 725 3000
                                              Fax: +1 860 725 3500
                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the difference between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory-basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of 2009.

/s/ Deloitte & Touche LLP
April 11, 2011                  MEMBER OF
                                DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                AS OF DECEMBER 31,
                                             2010                 2009
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $9,692,232           $8,596,645
 Common and preferred stocks                   758,303            1,185,816
 Mortgage loans                                436,752              490,227
 Real estate                                    26,632               27,644
 Contract loans                                364,509              352,829
 Cash and short-term investments             1,573,473            1,582,479
 Derivatives                                   865,863              324,260
 Other invested assets                         266,361              398,313
                                        --------------       --------------
   TOTAL CASH AND INVESTED ASSETS           13,984,125           12,958,213
                                        --------------       --------------
 Investment income due and
  accrued                                      101,421              157,065
 Amounts receivable for
  reinsurance                                  129,186              707,096
 Federal income taxes recoverable              307,272                   --
 Deferred tax asset                            544,413              401,530
 Receivables from parent,
  subsidiaries and affiliates                   26,596               20,453
 Other assets                                  113,920               82,951
 Separate Account assets                    58,419,988           59,079,204
                                        --------------       --------------
            TOTAL ADMITTED ASSETS          $73,626,921          $73,406,512
                                        --------------       --------------
LIABILITIES
 Aggregate reserves future
  benefits                                  $8,789,732           $8,133,755
 Liability for deposit type
  contracts                                     67,566               70,613
 Policy and contract claim
  liabilities                                   41,643               33,983
 Asset valuation reserve                        16,559               25,564
 Interest Maintenance Reserve                   43,796                   --
 Payable to parent, subsidiaries
  or affiliates                                 45,866               46,166
 Accrued expense allowances and
  other amounts
  Due from Separate Account                 (1,301,618)          (1,612,929)
  Federal income tax due or
   accrued                                          --               97,107
 Funds held under reinsurance
  treaties with unauthorized
  reinsurers                                 1,999,769            2,154,318
 Collateral on derivatives                     714,454              243,255
 Other liabilities                             726,627            1,049,875
 Separate Account liabilities               58,419,988           59,079,204
                                        --------------       --------------
                TOTAL LIABILITIES           69,564,382           69,320,911
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares
  authorized, 2,000 shares issued
  and outstanding                                2,500                2,500
 Aggregate write-ins for other
  than special surplus funds                   182,105              189,963
 Gross paid-in and contributed
  surplus                                    2,890,696            2,889,208
 Aggregate write-ins for special
  surplus funds                                181,471              266,358
 Unassigned funds                              805,767              737,572
                                        --------------       --------------
        TOTAL CAPITAL AND SURPLUS            4,062,539            4,085,601
                                        --------------       --------------
   TOTAL LIABILITIES, CAPITAL AND
                          SURPLUS          $73,626,921          $73,406,512
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                    $1,110,040         $(55,103,285)          $9,352,507
 Net investment income                                                     651,852              507,049              376,034
 Commissions and expense allowances on reinsurance ceded                    90,334              210,712              229,723
 Reserve adjustments on reinsurance                                     (6,345,615)          56,553,042              (18,161)
 Fee income                                                              1,452,299            1,345,461            1,602,040
 Other revenues                                                             26,437                9,945               71,925
                                                                    --------------       --------------       --------------
                                                    TOTAL REVENUES      (3,014,653)           3,522,924           11,614,068
                                                                    --------------       --------------       --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                                696,946              617,438              648,881
 Disability and other benefits                                               9,295                9,760                9,181
 Surrenders and other fund withdrawals                                     283,346            5,401,796            9,965,053
 Commissions                                                               509,399              540,146              834,850
 Increase (decrease) in aggregate reserves for life and accident
  and health policies                                                      648,536           (2,639,943)           4,809,456
 General insurance expenses                                                367,575              398,688              448,657
 Net transfers from Separate Account                                    (6,144,421)          (3,807,521)          (1,671,681)
 Modified coinsurance adjustment on reinsurance assumed                   (236,816)            (227,647)            (339,634)
 Other expenses                                                            148,320              104,817               99,317
                                                                    --------------       --------------       --------------
                                       TOTAL BENEFITS AND EXPENSES      (3,717,820)             397,534           14,804,080
                                                                    --------------       --------------       --------------
 Net gain (loss) from operations before federal income tax expense         703,167            3,125,390           (3,190,012)
 Federal income tax (benefit) expense                                      (65,495)             446,708             (245,745)
                                                                    --------------       --------------       --------------
                                   NET GAIN (LOSS) FROM OPERATIONS         768,662            2,678,682           (2,944,267)
                                                                    --------------       --------------       --------------
 Net realized capital (losses) gains, after tax                           (688,718)            (270,071)             961,162
                                                                    --------------       --------------       --------------
                                                 NET INCOME (LOSS)         $79,944           $2,408,611          $(1,983,105)
                                                                    --------------       --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2010                2009                2008
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, beginning and end of year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Balance, beginning of year                                                2,889,208           1,692,530           1,483,869
 Capital contribution                                                          1,488           1,196,678             208,661
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      2,890,696           2,889,208           1,692,530
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                                  189,963             497,354             194,430
 (Loss) gain on inforce reinsurance                                           (7,858)             (7,777)              3,310
 Permitted practice DTA                                                           --            (299,614)            299,614
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        182,105             189,963             497,354
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                                  266,358                  --                  --
 Change to additional admitted deferred tax asset                            (84,887)            266,358                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        181,471             266,358                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, beginning of year                                                  737,572             (14,526)            875,789
 Net income (loss)                                                            79,944           2,408,611          (1,983,105)
 Change in net unrealized capital (losses) gains on common stocks and
  other invested assets                                                     (342,230)         (1,127,255)            731,679
 Change in net unrealized foreign exchange capital gains (losses)            151,724              31,071             (34,794)
 Change in net deferred income tax                                            47,041            (424,460)            669,251
 Change in asset valuation reserve                                             9,005             (19,560)             40,851
 Change in non-admitted assets                                               211,753            (405,548)           (182,691)
 Change in reserve on account of change in valuation basis                        --                  --              23,935
 Cumulative effect of change in accounting principles                             --              (5,644)                 --
 Change in liability for reinsurance in unauthorized companies                 4,737              (4,731)                559
 Cumulative effect of permitted practice DTA                                      --             299,614                  --
 Dividends to stockholder                                                    (72,000)                 --            (156,000)
 Correction of prior year error                                              (21,779)                 --                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        805,767             737,572             (14,526)
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 Balance, end of year                                                     $4,062,539          $4,085,601          $2,177,858
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                                    $1,167,275         $(55,110,502)          $9,351,978
 Net investment income                                                     763,046              492,876              408,199
 Reserve adjustments on reinsurance                                     (6,345,615)          56,553,042              (18,161)
 Miscellaneous income                                                    1,553,382            1,567,209            1,904,094
                                                                    --------------       --------------       --------------
  Total income                                                          (2,861,912)           3,502,625           11,646,110
                                                                    --------------       --------------       --------------
 Benefits paid                                                             549,412            6,195,957           10,733,727
 Federal income tax payments (recoveries)                                  363,856              174,428              (96,263)
 Net transfers from separate accounts                                   (6,455,732)          (3,836,677)          (1,671,681)
 Other expenses (benefits)                                                 327,669            2,346,022           (2,295,760)
                                                                    --------------       --------------       --------------
  Total benefits and expenses                                           (5,214,795)           4,879,730            6,670,023
                                                                    --------------       --------------       --------------
                         NET CASH PROVIDED BY OPERATING ACTIVITIES       2,352,883           (1,377,105)           4,976,087
                                                                    --------------       --------------       --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                                   5,961,462            7,400,338              779,818
 Common and preferred stocks                                               133,591                6,812               38,676
 Mortgage loans                                                             82,742              124,749               17,014
 Derivatives and other                                                     600,108            1,657,337              878,786
                                                                    --------------       --------------       --------------
  Total investment proceeds                                              6,777,903            9,189,236            1,714,294
                                                                    --------------       --------------       --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                   6,988,481            7,675,090            3,706,708
 Common and preferred stocks                                                51,046            1,824,388               19,943
 Mortgage loans                                                             33,125               51,678              278,706
 Real estate                                                                   107                   --                   --
 Derivatives and other                                                   1,755,491              297,106            1,529,747
                                                                    --------------       --------------       --------------
  Total investments acquired                                             8,828,250            9,848,262            5,535,104
                                                                    --------------       --------------       --------------
 Net increase (decrease) in contract loans                                  11,680               (2,091)              11,147
                                                                    --------------       --------------       --------------
                            NET CASH USED FOR INVESTING ACTIVITIES      (2,062,027)            (656,935)          (3,831,957)
                                                                    --------------       --------------       --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital contribution                                                           --              486,062              208,661
 Dividends to stockholder                                                  (72,000)                  --             (156,000)
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                              (154,549)           1,140,679            1,013,639
 Net other cash (used) provided                                            (73,313)            (336,375)            (449,560)
                                                                    --------------       --------------       --------------
                     NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                          MISCELLANEOUS ACTIVITIES        (299,862)           1,290,366              616,740
                                                                    --------------       --------------       --------------
 Net increase in cash and short-term investments                            (9,006)            (743,674)           1,760,870
 Cash and short-term investments, beginning of year                      1,582,479            2,326,153              565,283
                                                                    --------------       --------------       --------------
                      CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $1,573,473           $1,582,479           $2,326,153
                                                                    --------------       --------------       --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from Hartford Life Insurance Company to
  settle intercompany balances related to stock compensation                 1,488                4,541                3,815
 Capital contribution of subsidiary from Hartford Life insurance
  Company                                                                       --            1,406,075                   --
 Distribution of White River Life Reinsurance Company shares to
  Hartford Life Insurance Company                                               --             (700,000)                  --
Stocks: subsidiary Hartford Life, Ltd. contributed to subsidiary
 Hartford Life International, Ltd.                                          29,472                   --                   --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2010 AND 2009 AND 2008
(DOLLAR AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization.

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly -- owned subsidiary based in Bermuda, to Hartford Life International, Ltd, also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

For the year ended December 31, 2008, the Company received approval from the Department to utilize a permitted practice to modify the statutory accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice were not considered by the Company when determining surplus available for dividends. The Company was required to maintain its risk-based capital ratio at or above 250% and submit a quarterly certification of its deferred tax asset calculation to the Department. If the Company had not used this permitted practice, its risk-based capital would not have triggered a regulatory event. For the annual period ending December 31, 2009, the Company adopted Statement of Statutory Accounting Principles ("SSAP") No. 10R, INCOME TAXES -- REVISED, A TEMPORARY REPLACEMENT OF SSAP NO. 10R, which incorporates the modification described in the aforementioned permitted practice.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                                             2010                2009                 2008
                                                                         -------------       -------------       --------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                                  $79,944           $2408,611          $(1,983,105)
State prescribed practice:
Reinsurance reserve credit                                                       3,087             153,169             (142,389)
                                                                         -------------       -------------       --------------
                                            NET INCOME (LOSS), NAIC SAP        $83,031          $2,561,780          $(2,125,494)
                                                                         -------------       -------------       --------------
Statutory capital and surplus, State of Connecticut Basis                   $4,062,539          $4,085,601           $2,177,858
State permitted and prescribed practice:
Reinsurance reserve credit -- prescribed practice                             (234,315)           (237,402)            (390,571)
Deferred income taxes -- permitted practice                                         --                  --             (299,614)
                                                                         -------------       -------------       --------------
                                STATUTORY CAPITAL AND SURPLUS, NAIC SAP     $3,828,224          $3,848,199           $1,487,673
                                                                         -------------       -------------       --------------

The Company does not follow any other permitted or prescribed statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments, valuation of derivatives and contingencies relating to corporate litigation and regulatory matters Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Accounting practices and procedures as prescribed and permitted by the Department are different in certain material respects from accounting principles generally accepted in the Unites States of America ("GAAP"). The more significant differences are:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred for statutory purposes rather than amortized to income as premiums are earned or in relation to gross profits of the underlying policies for GAAP purposes.

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 6 years;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a

     GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised ( Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of stockholder's equity,

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from the Separate Account on the statutory-basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory-basis results of operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of stockholder equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, GAAP basis net income (loss) and stockholder's equity for the Company are as follows:

                                 2010          2009               2008
--------------------------------------------------------------------------------
Net income (loss)                $490,291     $(520,467)        $(2,431,996)
Stockholder's equity            3,928,046     3,562,235           1,543,717

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 ("AG 43"), CARVM for Variable Annuities, which codifies the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

As of December 31, 2010 and 2009, the Company had $16,735,685 and $15,982,557
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2010 and 2009 totaled $75,161 and $70,973, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2010 (including general and Separate Account liabilities) are as follows:

                                                                     % OF
                                                  AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal with
 fair value adjustment
 In a lump sum reflecting changes in              $1,748,888           3.01  %
  interest rates or asset values
 In installments over 5 years or more, with
  or w/o reduction in interest rates
  At book value less current surrender               385,881           0.67  %
   charge of 5% or more
  At fair value                                   53,269,229          91.83  %
                                              --------------       --------  ---
      TOTAL WITH ADJUSTMENT OR AT FAIR VALUE      55,403,998          95.51  %
                                              --------------       --------  ---
 At book value without adjustment (minimal
  or no charge or adjustment)
  In a lump sum without adjustment                 1,311,559           2.26  %
  Installments over less than 5 years                     --           0.00  %
  In a lump sum subject to a fixed surrender         891,217           1.54  %
   charge of less than 5%
  In a lump sum subject to surrender charge               --           0.00  %
  All others                                              --           0.00  %
  Not subject to discretionary withdrawal            404,733           0.70  %
                                              --------------       --------  ---
Total (Gross)                                     58,011,507         100.00  %
Reinsurance ceded                                    159,982
                                              --------------
                                 TOTAL (NET)     $57,851,525
                                              --------------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
 Life and Accident & Health Annual
  Statement:
  Exhibit 5, Annuities Section, Total (net)       $4,404,910
  Exhibit 5, Supplementary Contract Section,           3,987
   Total (net)
  Exhibit 7, Deposit-Type Contracts Section,          67,566
   Column 1, Line 14
                                              --------------
                                    SUBTOTAL       4,476,463
 Separate Account Annual Statement:
  Exhibit 3, Column 2, Total line                 53,375,062
  Exhibit 3, Column 2, Total line                         --
  Policyholder dividend and coupon                        --
   accumulations
  Policyholder premiums                                   --
  Guaranteed interest contracts                           --
  Other contract deposit funds, Exhibit 4,                --
   Line 9
                                              --------------
                                    SUBTOTAL      53,375,062
                                              --------------
                              COMBINED TOTAL     $57,851,525
                                              --------------

INVESTMENTS

Other than loan-backed and structured securities, investments in unaffiliated bonds rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,559 and $25,564 as of December 31, 2010 and 2009, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2010 and 2009 were $43,796, and $(9,037) respectively. The 2010 IMR balance was included as a component of other liabilities on the Statement of Admitted Assets, Liabilities and Surplus. The 2009 IMR balance was an asset balance and was reflected as a component of nonadmitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains and (losses) captured in the IMR, net of taxes, in 2010, 2009, and 2008 were $67,930, $(3,242) and $(3,339), respectively. The amount of income and (expense) amortized from the IMR net of taxes in 2010, 2009, and 2008 included in the Company's Statements of Operations, was $15,097, $(1,370) and $(484), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 -- Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed bonds were $16,192, $110,124 and $92,544 for the years ended December 31, 2010, 2009 and 2008, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities were $0, $16,593 and $20,786 for the years ended December 31, 2010, 2009 and 2008, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2010, 2009 and 2008, the Company had impaired mortgage loans with a related allowance for credit losses of $2,561, $42,212 and $0, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the State of Connecticut Insurance Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) was issued in December 2009, and updated in September 2010, and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R allows for an option to increase the admitted deferred tax assets for companies with a risk-based capital calculation that exceeds a stated threshold. Additional disclosures are required for 2010 and 2011 to the extent tax planning strategies are utilized to admit deferred tax assets. The implementation and financial impact of this on the Company as of December 31, 2010 and 2009 was an increase of $181,471 and $266,358, respectively, in net admitted deferred tax assets with a corresponding increase of $181,471 and $266,358 in surplus in aggregate write-ins for special surplus funds which is included in the Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2010 and 2009, respectively. (See Note 5).

SSAP No. 43 -- Revised -- was issued by the NAIC in September 2009 and was effective September 30, 2009. SSAP No. 43 -- Revised supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment). SSAP 43 -- Revised establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3, Investments. The implementation of SSAP No. 43 --Revised negatively impacted surplus for other-than-temporary impairments of loan-backed securities by $14,377 in 2009.

3. INVESTMENTS

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                             2010        2009        2008
--------------------------------------------------------------------------------
Interest income from bonds and              $469,730    $440,304    $343,501
 short-term investments
Interest income from contract loans           20,360      22,025      22,535
Interest income from mortgage loans           27,189      31,264      26,596
Interest and dividends from other            150,668      21,271      (9,818)
 investments
                                          ----------  ----------  ----------
Gross investment income                      667,947     514,864     382,814
Less: investment expenses                     16,095       7,815       6,780
                                          ----------  ----------  ----------
                   NET INVESTMENT INCOME    $651,852    $507,049    $376,034
                                          ----------  ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                            $442,646         $258,827          $89,940
Gross unrealized capital
 losses                           (195,775)        (400,588)        (981,592)
                               -----------      -----------      -----------
Net unrealized capital gains
 (losses)                          246,871         (141,761)        (891,652)
Balance, beginning of year        (141,761)        (891,652)         (65,887)
                               -----------      -----------      -----------
     CHANGE IN NET UNREALIZED
    CAPITAL GAINS (LOSSES) ON
         BONDS AND SHORT TERM
                  INVESTMENTS     $388,632         $749,891        $(825,765)
                               -----------      -----------      -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                              $2,105          $32,641             $245
Gross unrealized capital
 losses                           (337,773)         (49,799)        (157,708)
                               -----------      -----------      -----------
Net unrealized capital losses     (335,668)         (17,158)        (157,463)
Balance, beginning of year         (17,158)        (157,463)         (54,290)
                               -----------      -----------      -----------
     CHANGE IN NET UNREALIZED
    CAPITAL (LOSSES) GAINS ON
  COMMON STOCKS AND PREFERRED
                       STOCKS    $(318,510)        $140,305        $(103,173)
                               -----------      -----------      -----------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $57,289        $(102,510)       $(103,639)
Common stocks                           10             (611)            (784)
Preferred stocks                        --          (12,733)         (27,428)
Mortgage loans                     (43,549)          (5,911)            (733)
Derivatives                       (614,797)        (148,011)         988,040
Other invested assets                5,232           (4,599)         108,578
Realized capital (losses)
 gains                            (595,815)        (274,375)         964,034
Capital gains tax (benefit)         24,973           (1,062)            (467)
Net realized capital (losses)
 gains, after tax                 (620,788)        (273,313)         964,501
Less: amounts transferred to
 IMR                                67,930           (3,242)           3,339
                               -----------      -----------      -----------
NET REALIZED CAPITAL (LOSSES)
             GAINS, AFTER TAX    $(688,718)       $(270,071)        $961,162
                               -----------      -----------      -----------

For the years ended December 31, 2010, 2009 and 2008, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,758,918, $8,402,279 and $1,083,622, gross realized capital gains of $113,537, $126,993 and $13,331, and gross realized capital losses of $40,731, $119,379 and $29,008 respectively, before transfers to the IMR.

For the years ended December 31, 2010, 2009 and 2008, sales of unaffiliated common and preferred stocks resulted in proceeds of $10, $6,812 and $18,884, gross realized capital gains of $10, $2,737 and $11, and gross realized capital losses of $0, $76 and $7,437, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the State of Connecticut Insurance Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2010 and 2009, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2010 and 2009 were $39,112,849 and $28,636,756, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2010 and 2009 was $988,931 and $113,244, respectively. As of December 31, 2010 and 2009 the average fair value for derivatives held for other investment and/or risk management activities was $816,972 and $840,855, respectively. The carrying value of derivative instruments at December 31, 2010 and 2009 was $797,399 and $132,015, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is approximately two years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2010 and 2009 interest rate swaps used in cash flow hedge relationships had a notional value of $522,000 and $605,000, respectively, a fair value of $9,793 and $(2,845), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party. As of December 31, 2010 and 2009 swaps in this strategy had a notional value of $1,997,409 and $2,219,332, respectively, a fair value of $177,154 and $(19,236), respectively, and a carrying value of $0.

Foreign currency swaps are also used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in British pounds and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2010 and 2009 foreign currency swaps used to hedge foreign denominated fixed maturity investments in cash flow hedge relationships had a notional value of $72,010 and $80,908, respectively, a fair value of $13,187 and $9,837, respectively, and a carrying value of $8,724 and $6,527, respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Swaps used in replication transactions had a notional value at December 31, 2010 of $20,500, a fair value of $465, and a carrying value of $343. As of December 31, 2009 the Company did not have any swaps used in replication transactions.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2010 and 2009 interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $54,077, a fair value of $84 and $688, respectively, and a carrying value of $84 and $688, respectively. For the year ended December 31, 2010 there were no realized gains and losses on interest rate caps. For the years ended December 31, 2009 and 2008 derivative contracts in this strategy reported losses of $(230) and $(5,450), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2010 and 2009 credit default swaps, excluding swaps in offsetting relationships, had a notional value of $378,214 and $304,963, respectively, a fair value of $(1,725) and $(6,316), respectively, and a carrying value of $(1,725) and $(6,316), respectively. For the years ended December 31, 2010, 2009 and 2008 credit default swaps reported a gain of $1,329, $802 and $20,185, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009 credit default swaps in offsetting relationships had a notional value of $589,715 and $309,134, respectively, a fair value of $(4,120) and $(3,609), respectively, and a carrying value of $(4,120) and $(3,609), respectively. For the years ended December 31, 2010 and 2009 credit default swaps in offsetting relationships reported a loss of $(4) and a gain of $3, respectively, in realized capital gains and losses. For the year ended December 31, 2008 there were no realized gains and losses on credit default swaps in offsetting relationships.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency forward contracts convert euros to yen to U.S. dollars in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products. As of December 31, 2010 and 2009 foreign currency swaps and forwards had a notional value of $1,743,275 and $2,384,822, respectively, a fair value of $63,965 and $6,900, respectively, and a carrying value of $63,965 and $6,900, respectively. For the years ended December 31, 2010, 2009 and 2008 derivative contracts in this strategy reported gains of $20,764 and $27,207 and a loss of $(773), respectively, in realized capital gains and losses.

GMWB HEDGING DERIVATIVES: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2010 and 2009 derivative contracts in this strategy had a notional value of $11,930,602 and $9,016,065, respectively, a fair value of $384,420 and $(46,115), respectively, and a carrying value of $384,420 and $(46,115), respectively. For the years ended December 31, 2010, 2009 and 2008, derivative contracts in this strategy reported a loss of $(144,744), and gains of $75,643, and $1,006,992, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration risk between assets and liabilities. As of December 31, 2010 and 2009 the Company did not have any derivative contracts in this strategy, excluding swaps in offsetting relationships. During 2010 interest rates swaps and futures reported a gain of $5,772 in realized capital gains and losses. The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2010 and 2009 interest rate swaps in offsetting relationships had a notional value of $225,000, a fair value of $(16,943) and $(11,661), respectively, and a carrying value of $(16,943) and $(11,661), respectively. For the year ended December 31, 2010 interest rate swaps in offsetting relationships reported a gain of $5,822 in realized capital gains and losses. For the year ended December 31, 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2008 interest rate swaps in offsetting relationships reported a gain of $2,316 in realized capital gains and losses.

MACRO HEDGE PROGRAM: The Company purchases S&P 500 index swaps and options, foreign denominated equity options and forwards, as well as futures contracts to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets and changes in foreign currency rates. As of December 31, 2010 and 2009 derivative contracts in this strategy had a notional value $21,580,047 and $13,436,955, respectively, a fair value of $362,651 and $185,534, respectively, and a carrying value of $362,651 and $185,534, respectively. For the years ended December 31, 2010, 2009 and 2008, derivative contracts in this strategy reported losses of $(535,737), $(228,653) and $(13,503), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. During 2010 the Company had terminated the warrant contracts. As of December 31, 2009 the warrants had a notional value of $500, a fair value of $67, and a carrying value of $67. There were no realized gains and losses during the years 2010, 2009 and 2008.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                                        WEIGHTED
                                                                                        AVERAGE
                                   NOTIONAL                           CARRYING          YEARS TO
                                  AMOUNT (2)        FAIR VALUE          VALUE           MATURITY
----------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $142,872            $(380)           $(502)          2 years
 Below investment grade risk
  exposure                            20,866              (42)             (42)          3 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           243,459            2,239            2,239           5 years
 Investment grade risk
  exposure                            70,000           (2,961)          (2,961)          7 years
Credit linked notes
 Below investment grade risk
  exposure                            50,000           43,400           49,880           6 years
                                   ---------          -------          -------          --------
                        TOTAL       $527,197          $42,256          $48,614
                                   ---------          -------          -------

                                            UNDERLYING REFERENCED
                                                   CREDIT
                                              OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
                                         TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                        Corporate
  exposure                          Credit/Foreign Gov.                 A-
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit               BBB+
 Investment grade risk
  exposure                                  CMBS Credit                 A+
Credit linked notes
 Below investment grade risk
  exposure                             Corporate Credit                BB+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING       OFFSETTING
                                   NOTIONAL           FAIR           CARRYING
                                  AMOUNT (3)        VALUE (3)        VALUE (3)
-----------------------------  --------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $122,372            $(157)           $(157)
 Below investment grade risk
  exposure                           20,866           (3,077)          (3,077)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781           (1,136)          (1,136)
 Investment grade risk
  exposure                           70,000            2,961            2,961
Credit linked notes
 Below investment grade risk
  exposure                               --               --               --
                                   --------          -------          -------
                        TOTAL      $292,019          $(1,409)         $(1,409)
                                   --------          -------          -------

                            AS OF DECEMBER 31, 2009

                                                                                 WEIGHTED
                                                                                 AVERAGE
                                   NOTIONAL        FAIR        CARRYING          YEARS TO
                                  AMOUNT (2)      VALUE         VALUE            MATURITY
---------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $35,000          $(13)         $(13)          4 years
 Below investment grade risk
  exposure                           14,453          (194)         (194)          4 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           35,566         1,547         1,547           4 years
 Investment grade risk
  exposure                           70,000       (11,501)      (11,501)          8 years
                                   --------      --------      --------          --------
                        TOTAL      $155,019      $(10,161)     $(10,161)
                                   --------      --------      --------

                                            UNDERLYING REFERENCED
                                          CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
                                         TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                             Corporate Credit                AAA
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit                 A-
 Investment grade risk
  exposure                                  CMBS Credit                AA+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
                                  AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $35,000           $(833)          $(833)
 Below investment grade risk
  exposure                           14,453          (2,570)         (2,570)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           34,661          (1,547)         (1,547)
 Investment grade risk
  exposure                           70,000          11,501          11,501
                                   --------          ------          ------
                        TOTAL      $154,114          $6,551          $6,551
                                   --------          ------          ------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $313,459 and $105,869 as of December 31, 2010 and 2009,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2010 and 2009 the Company did not have any losses on derivative instruments due to counterparty nonperformance. For the year ended December 31, 2008 the Company had incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2010 and 2009, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                 GROSS             GROSS             ESTIMATED
                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2010
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored -- exluding asset-backed          $811,351            $2,646           $(38,920)            $775,077
 -- Guaranteed and sponsored -- asset-backed                    842,971            19,961             (4,249)             858,683
States, municipalities and political subdivisions               184,201             1,483             (6,939)             178,745
International governments                                       104,746             5,004               (546)             109,204
All other corporate -- excluding asset-backed                 4,858,817           319,349            (39,143)           5,139,023
All other corporate -- asset-backed                           1,378,583            37,862            (94,423)           1,322,022
Hybrid securities                                                91,948                63            (11,555)              80,456
Short-term investments                                        1,377,157                --                 --            1,377,157
Affiliate bond                                                1,419,615            56,278                 --            1,475,893
                                                         --------------       -----------       ------------       --------------
                 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $11,069,389          $442,646          $(195,775)         $11,316,260
                                                         --------------       -----------       ------------       --------------

                                                                                 GROSS             GROSS             ESTIMATED
                                                                              UNREALIZED         UNREALIZED             FAIR
                                                              COST               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2010
Common stock -- unaffiliated                                     $5,487            $2,105                $(2)              $7,590
Common stock -- affiliated                                    1,077,880                --           (336,069)             741,811
                                                         --------------       -----------       ------------       --------------
                                    TOTAL COMMON STOCKS      $1,083,367            $2,105          $(336,071)            $749,401
                                                         --------------       -----------       ------------       --------------

                                                                                 GROSS             GROSS             ESTIMATED
                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2010
Preferred stock -- unafiliated                                   $8,902              $ --            $(1,702)              $7,200
                                                         --------------       -----------       ------------       --------------
                                  TOTAL PREFERED STOCKS          $8,902              $ --            $(1,702)              $7,200
                                                         --------------       -----------       ------------       --------------

                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2009
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored -- excluding asset-backed         $700,086            $2,209           $(19,381)            $682,914
 -- Guaranteed and sponsored -- asset-backed                    540,081            15,260             (1,083)             554,258
States, municipalities and political subdivisions                90,420               951            (10,165)              81,206
International governments                                        82,841             4,614             (1,275)              86,180
All other corporate -- excluding asset-backed                 3,933,824           210,001            (43,650)           4,100,175
All other corporate -- asset-backed                           1,636,174            25,792           (246,728)           1,415,238
Hybrid securities                                               144,409                --            (23,365)             121,044
Short-term investments                                        1,464,800                --                 --            1,464,800
Affiliate bond                                                1,468,810                --            (54,941)           1,413,869
                                                         --------------       -----------       ------------       --------------
                 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,061,445          $258,827          $(400,588)          $9,919,684
                                                         --------------       -----------       ------------       --------------

                                                                               GROSS                 GROSS            ESTIMATED
                                                                            UNREALIZED             UNREALIZED           FAIR
                                                            COST               GAINS                 LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2009
Common stock -- unaffiliated                                   $5,441           $1,263                   $(17)             $6,687
Common stock -- affiliated                                  1,123,632           31,378                (49,782)          1,105,228
                                                        -------------        ---------             ----------       -------------
                                   TOTAL COMMON STOCKS     $1,129,073          $32,641               $(49,799)         $1,111,915
                                                        -------------        ---------             ----------       -------------

                                                                          GROSS                GROSS               ESTIMATED
                                                    STATEMENT           UNREALIZED           UNREALIZED              FAIR
                                                      VALUE               GAINS                LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2009
Prefered stock -- unafiliated                         $73,901              $4,495              $(10,675)             $67,721
                                                    ---------            --------            ----------            ---------
                       TOTAL PREFERRED STOCKS         $73,901              $4,495              $(10,675)             $67,721
                                                    ---------            --------            ----------            ---------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2010 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $1,938,947      $1,953,625
Due after one year through five years                  2,421,025       2,482,788
Due after five years through ten years                 3,997,270       4,098,886
Due after ten years                                    2,712,147       2,780,961
                                                  --------------  --------------
                                           TOTAL     $11,069,389     $11,316,260
                                                  --------------  --------------

At December 31, 2010 and 2009, securities with a statement value of $3,821 and $3,814, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 5.36% and 3.50% for loans during 2010 and the lending rate was 7.5% for the one new mortgage loan in 2009. During 2010 and 2009, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2010 and 2009, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75.47% and 79.23%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2010 and 2009, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2010 and 2009, there were impaired loans with a related allowance for credit losses of $2,561 and $42,212 with interest income recognized during the period the loans were impaired of $1,593 and $(64), respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2010, 2009 and 2008.

(J) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

In 2009 and 2008, the Company participated in a securities lending program to generate additional income, whereby certain domestic fixed income securities were loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provided collateral of 102% of the market value of the loaned securities. Acceptable collateral was in the form of cash or U.S. Government securities. The market value of the loaned securities was monitored and additional collateral was obtained if the market value of the collateral fell below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. The Company earned income from the cash collateral or received a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0, $1,232 and $135 for the years ended December 31, 2010, 2009 and 2008, respectively, which was included in net investment income. The Company did not participate in a securities lending program in 2010.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged of $260,874 and $340,474, respectively, was included in bonds, on the Statements of AdmitTed Assets, Liabilities and Surplus.

As of December 31, 2010 and 2009, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $840,946 and $269,334, respectively. At December 31, 2010 and 2009, cash collateral of $714,131 and $243,019 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in cash and short-term investments was $714,131 and $243,019 as of December 31, 2010 and 2009, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2010 and 2009. As of December 31, 2010 and 2009, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2010 and 2009.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010.

                                            LESS THAN 12 MONTHS
                                 AMORTIZED          FAIR         UNREALIZED
                                    COST           VALUE           LOSSES
-------------------------------------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored         $437,967        $399,047       $(38,920)
 -- guaranteed & sponsored --
  asset backed                      292,619         288,373         (4,246)
States, municipalities &
 political subdivisions              78,330          76,053         (2,277)
International Governments            13,533          13,371           (162)
All other corporate including
 international                    1,029,469         993,821        (35,648)
All other corporate-asset
 backed                             551,979         489,912        (62,067)
Hybrid securities                    11,530          11,410           (120)
                                 ----------      ----------      ---------
         TOTAL FIXED MATURITIES   2,415,427       2,271,987       (143,440)
Comon stock -- unaffiliated              --              --             --
Comon stock -- affiliated           832,517         634,250       (198,267)
Preferred stock -- unaffiliated       8,466           6,764         (1,702)
                                 ----------      ----------      ---------
                   TOTAL EQUITY     840,983         641,014       (199,969)
                                 ----------      ----------      ---------
               TOTAL SECURITIES  $3,256,410      $2,913,001      $(343,409)
                                 ----------      ----------      ---------

                                                    12 MONTHS OR MORE
                                     AMORTIZED            FAIR            UNREALIZED
                                       COST               VALUE             LOSSES
-------------------------------  -------------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored                $ --               $ --               $ --
 -- guaranteed & sponsored --
  asset backed                             196                193                 (3)
States, municipalities &
 political subdivisions                 35,000             30,338             (4,662)
International Governments                5,000              4,616               (384)
All other corporate including
 international                          51,227             47,732             (3,495)
All other corporate-asset
 backed                                246,987            214,631            (32,356)
Hybrid securities                       78,482             67,047            (11,435)
                                     ---------          ---------          ---------
         TOTAL FIXED MATURITIES        416,892            364,557            (52,335)
Comon stock -- unaffiliated                  2                 --                 (2)
Comon stock -- affiliated              245,363            107,561           (137,802)
Preferred stock -- unaffiliated             --                 --                 --
                                     ---------          ---------          ---------
                   TOTAL EQUITY        245,365            107,561           (137,804)
                                     ---------          ---------          ---------
               TOTAL SECURITIES       $662,257           $472,118          $(190,139)
                                     ---------          ---------          ---------

                                                       TOTAL
                                     AMORTIZED          FAIR         UNREALIZED
                                        COST           VALUE           LOSSES
-------------------------------  --------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored             $437,967        $399,047       $(38,920)
 -- guaranteed & sponsored --
  asset backed                          292,815         288,566         (4,249)
States, municipalities &
 political subdivisions                 113,330         106,391         (6,939)
International Governments                18,533          17,987           (546)
All other corporate including
 international                        1,080,696       1,041,553        (39,143)
All other corporate-asset
 backed                                 798,966         704,543        (94,423)
Hybrid securities                        90,012          78,457        (11,555)
                                     ----------      ----------      ---------
         TOTAL FIXED MATURITIES       2,832,319       2,636,544       (195,775)
Comon stock -- unaffiliated                   2              --             (2)
Comon stock -- affiliated             1,077,880         741,811       (336,069)
Preferred stock -- unaffiliated           8,466           6,764         (1,702)
                                     ----------      ----------      ---------
                   TOTAL EQUITY       1,086,348         748,575       (337,773)
                                     ----------      ----------      ---------
               TOTAL SECURITIES      $3,918,667      $3,385,119      $(533,548)
                                     ----------      ----------      ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2010, fixed maturities, comprised of approximately 560 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2010, 96% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2010 was primarily attributable to decline in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2010.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009.

                                                   LESS THAN 12 MONTHS
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                $629,133        $609,752       $(19,381)
 -- guaranteed & sponsored -- asset
  backed                                    82,633          81,554         (1,079)
States, municipalities & political
 subdivisions                               27,640          26,382         (1,258)
International Governments                   11,932          10,657         (1,275)
All other corporate including
 international                             408,021         391,755        (16,266)
All other corporate-asset backed           683,679         578,444       (105,235)
Hybrid securities                               --              --             --
Affiliate bond                           1,468,810       1,413,869        (54,941)
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   3,311,848       3,112,413       (199,435)
Common stock -- unaffiliated                    --              --             --
Common stock -- affiliated                 283,115         233,333        (49,782)
Preferred stock -- unaffiliated                 --              --             --
                                        ----------      ----------      ---------
                          TOTAL EQUITY     283,115         233,333        (49,782)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $3,594,963      $3,345,746      $(249,217)
                                        ----------      ----------      ---------

                                                    12 MONTHS OR MORE
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------  ----------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                    $ --            $ --           $ --
 -- guaranteed & sponsored -- asset
  backed                                       122             118             (4)
States, municipalities & political
 subdivisions                               36,135          27,228         (8,907)
International Governments                       --              --             --
All other corporate including
 international                             385,451         358,067        (27,384)
All other corporate-asset backed           603,351         461,858       (141,493)
Hybrid securities                          144,409         121,044        (23,365)
Affiliate bond                                  --              --             --
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   1,169,468         968,315       (201,153)
Common stock -- unaffiliated                   577             560            (17)
Common stock -- affiliated                      --              --             --
Preferred stock -- unaffiliated             53,309          42,634        (10,675)
                                        ----------      ----------      ---------
                          TOTAL EQUITY      53,886          43,194        (10,692)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $1,223,354      $1,011,509      $(211,845)
                                        ----------      ----------      ---------

                                                          TOTAL
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------  ----------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                $629,133        $609,752       $(19,381)
 -- guaranteed & sponsored -- asset
  backed                                    82,755          81,672         (1,083)
States, municipalities & political
 subdivisions                               63,775          53,610        (10,165)
International Governments                   11,932          10,657         (1,275)
All other corporate including
 international                             793,472         749,822        (43,650)
All other corporate-asset backed         1,287,030       1,040,302       (246,728)
Hybrid securities                          144,409         121,044        (23,365)
Affiliate bond                           1,468,810       1,413,869        (54,941)
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   4,481,316       4,080,728       (400,588)
Common stock -- unaffiliated                   577             560            (17)
Common stock -- affiliated                 283,115         233,333        (49,782)
Preferred stock -- unaffiliated             53,309          42,634        (10,675)
                                        ----------      ----------      ---------
                          TOTAL EQUITY     337,001         276,527        (60,474)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $4,818,317      $4,357,255      $(461,062)
                                        ----------      ----------      ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2009, fixed maturities, comprised of approximately 430 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The securities were primarily related to CMBS, asset-backed securities ("ABS"), and residential mortgage-backed securities ("RMBS") and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2009, 77% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2009.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company had no other-than-temporary impairments ("OTTI") on loan-backed and structured securities taken as a result of intent to sell or inability or lack of intent to retain such investments for a period of time sufficient to recover the amortized cost basis.

The following table presents details on credit impairments taken on loan-backed and structured securities pursuant to SSAP No. 43 -- Revised.

                                                   BOOK/ADJ.
                                                 CARRYING VALUE
           DATE OF                                 AMORTIZED
          FINANCIAL                               COST BEFORE       PRESENT VALUE
          STATEMENT                              CURRENT PERIOD     OF PROJECTED
        WHEN INITIALLY                                OTTI           CASH FLOWS
           REPORTED                CUSIP          (IN DOLLARS)      (IN DOLLARS)
---------------------------------------------------------------------------------
          9/30/2009                00503NAB7        $7,535,388        $1,959,990
          9/30/2009                00503NAC5           462,707           143,832
          9/30/2009                05947UHT8         3,987,817         3,981,363
          9/30/2009                059497BW6         9,725,618         9,468,201
          9/30/2009                059500BK3           324,723           301,919
          9/30/2009                07383FYN2         1,426,119         1,353,732
          9/30/2009                07388NAX4         8,656,256         6,740,942
          9/30/2009                1248MBAJ4           999,970           837,548
          9/30/2009                15188RAB8           985,186            77,012
          9/30/2009                15188RAC6           103,020            34,782
          9/30/2009                173067AJ8         1,373,631         1,082,028
          9/30/2009                22540VV33         2,653,742         2,644,326
          9/30/2009                22541NVA4         2,380,022         2,338,979
          9/30/2009                22545XBB8         2,034,495         1,474,961
          9/30/2009                36158YBE8           929,981           920,612
          9/30/2009                361849N65         1,365,928           690,903
          9/30/2009                46625MCY3           644,072           572,349
          9/30/2009                46625MKQ1         1,741,503         1,562,569
          9/30/2009                46625YJP9           787,944           729,302
          9/30/2009                46625YWE9         3,076,000         2,571,757
          9/30/2009                51804WAC4         1,081,428            30,116
          9/30/2009                51804XAU2           742,470            11,524
          9/30/2009                55312YBD3         2,224,569         1,767,229
          9/30/2009                75970JAU0            10,731             9,123
          9/30/2009                75970QAQ3           448,316           395,098
          9/30/2009                78402KAA3           769,074           135,713
          9/30/2009                78402KAB1           135,046            36,892
          9/30/2009                92978TBU4         5,534,393         3,809,262
          9/30/2009                93364LAD0         7,945,532         5,903,490
          12/31/2009               12669RAC1           999,360           351,328
          12/31/2009               23243NAF5         8,660,779         4,126,189
          12/31/2009               46627QBD9         1,806,424         1,169,582
          12/31/2009               75970JAU0             7,970               344
          12/31/2009               75970QAP5           307,481           137,383
          12/31/2009               75970QAQ3           319,219           158,497
          3/31/2010                00503NAB7         1,693,311         1,186,748
          3/31/2010                46627QBD9         1,160,155         1,142,892
          6/30/2010                00503NAB7         1,050,813           497,908
          6/30/2010                22541NNJ4         5,519,877         4,981,232
          6/30/2010                51804XAU2             5,042                --
          9/30/2010                00503NAB7           339,385                --
          12/31/2010               00503NAC5           112,678                --
          12/31/2010               46627QBD9         1,113,437         1,052,711
                                                  ------------      ------------
                                       TOTAL       $93,181,612       $66,390,368
                                                  ------------      ------------


           DATE OF
          FINANCIAL                                 AMORTIZED        FAIR
          STATEMENT              RECOGNIZED         COST AFTER     VALUE AT
        WHEN INITIALLY              OTTI               OTTI      TIME OF OTTI
           REPORTED             (IN DOLLARS)       (IN DOLLARS)  (IN DOLLARS)
------------------------------  ---------------------------------------------
          9/30/2009               $(5,575,398)       $1,959,990      $607,018
          9/30/2009                  (318,875)          143,832       605,000
          9/30/2009                    (6,454)        3,981,363     3,980,969
          9/30/2009                  (257,417)        9,468,201     8,381,882
          9/30/2009                   (22,804)          301,919       279,440
          9/30/2009                   (72,387)        1,353,732     1,587,169
          9/30/2009                (1,915,314)        6,740,942     6,301,194
          9/30/2009                  (162,422)          837,548       393,426
          9/30/2009                  (908,174)           77,012       251,926
          9/30/2009                   (68,238)           34,782       111,797
          9/30/2009                  (291,603)        1,082,028     1,532,755
          9/30/2009                    (9,416)        2,644,326     2,502,017
          9/30/2009                   (41,043)        2,338,979     2,347,354
          9/30/2009                  (559,534)        1,474,961     1,358,469
          9/30/2009                    (9,369)          920,612       866,016
          9/30/2009                  (675,025)          690,903       946,149
          9/30/2009                   (71,723)          572,349       526,565
          9/30/2009                  (178,934)        1,562,569     1,521,277
          9/30/2009                   (58,642)          729,302       741,670
          9/30/2009                  (504,243)        2,571,757     3,146,164
          9/30/2009                (1,051,312)           30,116        86,608
          9/30/2009                  (730,946)           11,524        36,450
          9/30/2009                  (457,340)        1,767,229     1,494,736
          9/30/2009                    (1,608)            9,123         1,859
          9/30/2009                   (53,218)          395,098       173,005
          9/30/2009                  (633,361)          135,713       135,000
          9/30/2009                   (98,154)           36,892        45,000
          9/30/2009                (1,725,131)        3,809,262     4,213,330
          9/30/2009                (2,042,042)        5,903,490     2,400,000
          12/31/2009                 (648,032)          351,328       351,285
          12/31/2009               (4,534,590)        4,126,189     2,820,805
          12/31/2009                 (636,842)        1,169,582     1,055,039
          12/31/2009                   (7,626)              344           169
          12/31/2009                 (170,098)          137,383       140,425
          12/31/2009                 (160,722)          158,497       153,320
          3/31/2010                  (506,563)        1,186,748       364,211
          3/31/2010                   (17,263)        1,142,892     1,142,892
          6/30/2010                  (552,905)          497,908       333,860
          6/30/2010                  (538,645)        4,981,232     4,846,253
          6/30/2010                    (5,042)               --            --
          9/30/2010                  (339,385)               --            --
          12/31/2010                 (112,678)               --            --
          12/31/2010                  (60,726)        1,052,711     1,613,441
                                -------------      ------------  ------------
                                 $(26,791,244)      $66,390,368   $59,395,945
                                -------------      ------------  ------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the
           Company has the ability to access at the measurement date. Level 1 securities include open- ended mutual funds reported in Separate Account assets.
Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Included in the Level 2 category are derivative instruments that have no significant unobservable market inputs.
Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable
           (including assumptions about risk). Level 3 securities include less liquid securities such as lower quality asset-backed securities. Also included in Level 3 are certain complex derivative securities, including a customized GMWB hedging derivative. Because Level 3 fair values, by their nature, contain one or more significant unobservable market inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and liabilities carried at fair value by hierarchy level.

                                                                   QUOTED PRICES
                                                                     IN ACTIVE              SIGNIFICANT            SIGNIFICANT
                                                                    MARKETS FOR             OBSERVABLE            UNOBSERVABLE
                                                                 IDENTICAL ASSEDECEMBER 31, 2010PUTS                 INPUTS
                                                  TOTAL              (LEVEL 1)               (LEVEL 2)              (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed                   $644                 $ --                   $ --                   $644
Common Stocks                                        7,589                7,585                     --                      4
                                               -----------          -----------              ---------              ---------
                       TOTAL BONDS AND STOCKS        8,233                7,585                     --                    648
Derivative assets
Credit derivatives                                  (6,867)                  --                 (6,832)                   (35)
Foreign exchange derivatives                        78,416                   --                 78,416                     --
Interest rate derivatives                          (11,257)                  --                (11,342)                    85
Variable annuity hedging derivatives and
 macro hedge program                               805,570                   --                117,524                688,046
                                               -----------          -----------              ---------              ---------
                      TOTAL DERIVATIVE ASSETS      865,862                   --                177,766                688,096
Separate Account assets (1)                     58,399,199           58,399,199
                                               -----------          -----------
     TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE  $59,273,294          $58,406,784               $177,766               $688,744
                                               -----------          -----------              ---------              ---------
Liabilities accounted for at fair value
Derivative liabilities
Credit derivatives                                  $1,365                 $ --                   $129                 $1,236
Foreign exchange derivatives                        (5,727)                  --                 (5,727)                    --
Interest rate derivatives                           (5,602)                  --                 (5,602)                    --
Variable annuity hedging derivatives and
 macro hedge program                               (58,499)                  --                (81,298)                22,799
                                               -----------          -----------              ---------              ---------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE     $(68,463)                $ --               $(92,498)               $24,035
                                               -----------          -----------              ---------              ---------

(1) Excludes approximately $20.8 million of investment sales receivable net of investment purchases payable that are not subject to these disclosures.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums. The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2010, 97% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

ASSET-BACKED SECURITIES -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.

FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. The Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The table below provides a fair value roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2010:

                                                        TOTAL REALIZED/UNREALIZED
                                    FAIR VALUE         GAINS (LOSSES) INCLUDED IN:
                                  AS OF JAN. 1,           NET
ASSET (LIABILITY)                      2010            INCOME (1)          SURPLUS
-----------------------------------------------------------------------------------------
ASSETS
All other corporate --                    $223             $(9)                $(341)
 asset-backed
Preferred Stocks                           405              --                    --
Common Stocks                                4              --                    --
                                    ----------            ----            ----------
       TOTAL BONDS AND STOCKS            $ 632            $ (9)               $ (341)
Derivatives
 Credit derivatives                         --              --                 1,079
 Interest rate derivatives                 688              --                  (603)
  Variable annuity hedging             326,145              --              (362,519)
   derivatives and macro
   hedge program
                                    ----------            ----            ----------
        TOTAL DERIVATIVES (3)         $326,833            $ --             $(362,043)
                                    ----------            ----            ----------

                                    PURCHASES,                                               FAIR VALUE
                                    ISSUANCES           TRANSFERS        TRANSFERS             AS OF
                                       AND                IN TO            OUT OF           DECEMBER 31,
ASSET (LIABILITY)                  SETTLEMENTS         LEVEL 3 (2)      LEVEL 3 (2)             2010
-----------------------------  -----------------------------------------------------------------------------
ASSETS
All other corporate --                    $408             $381              $(18)                 $644
 asset-backed
Preferred Stocks                          (162)              --              (243)                   --
Common Stocks                               --               --                --                     4
                                    ----------            -----            ------            ----------
       TOTAL BONDS AND STOCKS            $ 246            $ 381            $ (261)                $ 648
Derivatives
 Credit derivatives                        122               --                --                 1,201
 Interest rate derivatives                  --               --                --                    85
  Variable annuity hedging             747,219               --                --               710,845
   derivatives and macro
   hedge program
                                    ----------            -----            ------            ----------
        TOTAL DERIVATIVES (3)         $747,341             $ --              $ --              $712,131
                                    ----------            -----            ------            ----------

(1) All amounts in these columns are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

The following fair value measurement information as of December 31, 2009 is based on disclosure guidance developed by the NAIC/AICPA Task Force prior to the finalization of SSAP No. 100 (Fair Value Measurements).

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS AS OF DECEMBER 31, 2009

The following tables provide information as of December 31, 2009 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                        QUOTED PRICES
                                                          IN ACTIVE
                                                         MARKETS FOR                SIGNIFICANT               SIGNIFICANT
                                                          IDENTICAL                  OBSERVABLE              UNOBSERVABLE
                                                            ASSETS    DECEMBER 31, 2009INPUTS                   INPUTS
                                    TOTAL                 (LEVEL 1)                  (LEVEL 2)                 (LEVEL 3)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE
All other corporate --
 asset-backed                             $ --                    $ --                      $ --                     $ --
Common Stocks                            6,687                   6,683                        --                        4
                                --------------          --------------              ------------              -----------
        TOTAL BONDS AND STOCKS           6,687                   6,683                        --                        4
Derivative assets
GMWB hedging instruments               140,611                      --                        --                  140,611
Macro hedge program                    177,739                      --                    16,038                  161,701
Other derivative assets                 (2,339)                     --                   (12,981)                  10,642
                                --------------          --------------              ------------              -----------
       TOTAL DERIVATIVE ASSETS         316,011                      --                     3,057                  312,954
Separate Account assets (1)         59,063,044              59,063,044                        --                       --
                                --------------          --------------              ------------              -----------
 TOTAL ASSETS ACCOUNTED FOR AT
                    FAIR VALUE     $59,385,742             $59,069,727                    $3,057                 $312,958
                                --------------          --------------              ------------              -----------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE
Derivative liabilities
GMWB hedging instruments             $(186,725)                   $ --                 $(186,725)                    $ --
Macro hedge program                     21,139                      --                    (2,694)                  23,833
Other derivative liabilities           (24,938)                     --                   (14,984)                  (9,954)
                                --------------          --------------              ------------              -----------
   TOTAL LIABILITIES ACCOUNTED
             FOR AT FAIR VALUE       $(190,524)                   $ --                 $(204,403)                 $13,879
                                --------------          --------------              ------------              -----------

(1) Excludes approximately $16.1 million of investment sales receivable net of investment purchases payable that are not subject to these disclosures.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS AS OF DECEMBER 31, 2009

The table below provides a fair value rollforward for the year ending December 31, 2009 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                       COMMON         GMWB HEDGING          MACRO HEDGE             OTHER
                                       STOCK          INSTRUMENTS             PROGRAM            DERIVATIVES        TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/09                      $4            $1,577,937              $134,852               $655         $1,713,48
                                        ----          ------------          ------------          ---------      ------------
Realized/unrealized gains (losses)
 included in:
 Net income                               --                    --                    --                 --                --
 Unrealized gains and losses              --              (493,111)             (240,114)               241          (732,984)
 Purchases, issuances, and
  settlements                             --              (944,215)              290,796               (208)         (653,627)
Transfers in (out) of Level 3             --                    --                    --                 --                --
                                        ----          ------------          ------------          ---------      ------------
Fair value at 12/31/09                     4               140,611               185,534                688           326,837
                                        ----          ------------          ------------          ---------      ------------
 TOTAL GAINS AND (LOSSES) INCLUDED
         IN INCOME ATTRIBUTABLE TO
 INSTRUMENTS HELD AT THE REPORTING
                              DATE      $ --             $(249,433)            $(192,831)           $(1,278)        $(443,542)
                                        ----          ------------          ------------          ---------      ------------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of Separate Account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS AS OF DECEMBER 31, 2009

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009:

                                                          AS OF DECEMBER 31, 2009
                                               QUOTED PRICES IN ACTIVE                SIGNIFICANT
                                                MARKETS FOR IDENTICAL              OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                    (LEVEL 2)
------------------------------------------------------------------------------------------------------------
Bonds                             $235                   $ --                               $12
Preferred Stock                  5,390                     --                             4,985

                                             AS OF DECEMBER 31, 2009
                                      SIGNIFICANT
                                  UNOBSERVABLE INPUTS              TOTAL GAINS
                                       (LEVEL 3)                  AND (LOSSES)
-----------------------------  ---------------------------------------------------
Bonds                                     $223                        $(5,189)
Preferred Stock                            405                        (16,058)

Bonds include those securities that are ineligible to be carried at amortized cost by the Securities Valuation Office ("SVO") and have a fair value that is less than amortized cost as of December 31, 2009. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2009 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 bonds include primarily sub-prime securities and below-investment-grade CMBS securities that are priced by brokers or internally fair valued and are classified as level 3 due to the lack of liquidity in the market. Level 3 preferred stock includes privately placed securities that are classified as Level 3 due to a lack of observability into the inputs used in pricing these types of securities.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market. The following table presents carrying amounts and fair values of the Company's financial instruments as of December 31, 2010 and December 31, 2009.

                                                              2010                                      2009
                                                 STATEMENT            ESTIMATED            STATEMENT            ESTIMATED
                                                   VALUE              FAIR VALUE             VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Admitted Assets
 Bonds and short-term investments                 $11,069,389           11,316,260          $10,061,445            9,919,684
 Preferred stocks                                       8,902                7,200               73,901               67,721
 Common stocks                                        749,401              749,401            1,111,915            1,111,915
 Mortgage loans                                       436,752              446,075              490,227              446,456
 Derivative related assets (1)                        865,862              870,447              324,260              326,218
 Contract loans                                       364,509              360,979              352,829              352,829
 Separate Account assets                           58,399,199           58,399,199           59,063,044           59,063,044
Liabilities
 Liability for deposit type contracts                $(67,566)            $(67,566)            $(70,613)            $(70,613)
 Derivative related liabilities (1)                   (68,463)             (68,463)            (192,245)            (190,893)
 Separate Account liabilities                     (58,399,199)         (58,399,199)         (59,063,044)         (59,063,044)

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2010 and 2009, with a fair value asset position of $856,795 and $316,011, respectively, and a liability position of $(68,463) and $(190,524), respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2010 and 2009. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2010 and 2009, of $186,947 and $(22,081), respectively.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note. The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of liability for deposit type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

5. INCOME TAXES

A. The Components of the Net Deferred Tax Asset/(Liability) at period end and the change in those components are as follows:

1.

                                                2010
                            ORDINARY           CAPITAL            TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax
 Assets (DTA)               $1,123,942          $156,549         $1,280,491
Statutory Valuation
 Allowance                          --                --                 --
                          ------------       -----------       ------------
Adjusted Gross Deferred
 Tax Assets                  1,123,942           156,549          1,280,491
Gross Deferred Tax
 Liabilities (DTL)            (465,290)               --           (465,290)
                          ------------       -----------       ------------
Net Deferred Tax
Asset/(Liability) before
Admissibility Test            $658,652          $156,549           $815,201
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.a.
 Carryback Period                 $ --              $ --               $ --
Paragraph 10.b.i. DTA's
 Realized within one
 year                          450,572            10,219            460,791
Paragraph 10.b.ii. 10%
 Surplus Limitation (see
 Note A below)                      --                --            362,942
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.b. (lesser
 of i. or ii.)                 352,723            10,219            362,942
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                 465,290                --            465,290
                          ------------       -----------       ------------
Paragraph 10.e.i.
 Additional Carryback
 Period
                                    --                --                 --
Paragraph 10.e.ii.a.
 Additional DTA's
 Realized within three
 years                         205,146                --            205,146
Paragraph
 10.e.ii.b.Additional
 15% Surplus Limitation
 (see Note A below)                 --                --            181,471
                          ------------       -----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.ii. (lesser of a.
 or b.)                        181,471                --            181,471
                          ------------       -----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.iii. Offset
 against DTL's                      --                --                 --
                          ------------       -----------       ------------
Admitted Deferred Tax
 Asset (sum of 10a, b,
 c, ei, eii and eiii
 above)                        999,484            10,219          1,009,703
Deferred Tax Liability        (465,290)               --           (465,290)
                          ------------       -----------       ------------
Net Admitted Deferred
 Tax Asset/(Liability)        $534,194           $10,219           $544,413
                          ------------       -----------       ------------
Non-admitted Deferred
 Tax Asset                    $124,458          $146,330           $270,788
                          ------------       -----------       ------------

                                                 2009
                            ORDINARY           CAPITAL            TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax Assets
 (DTA)                         $914,270         $121,481         $1,035,751
Statutory Valuation
 Allowance                           --               --                 --
                            -----------       ----------       ------------
Adjusted Gross Deferred
 Tax Assets                     914,270          121,481          1,035,751
Gross Deferred Tax
 Liabilities (DTL)             (260,641)              --           (260,641)
                            -----------       ----------       ------------
Net Deferred Tax
Asset/(Liability) before
Admissibility Test             $653,629         $121,481           $775,110
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.a. Carryback
 Period                            $ --             $ --               $ --
Paragraph 10.b.i. DTA's
 Realized within one year       129,174            5,998            135,172
Paragraph 10.b.ii. 10%
 Surplus Limitation (see
 Note A below)                       --               --            464,467
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.b. (lesser
 of i. or ii.)                  129,174            5,998            135,172
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                  260,641               --            260,641
                            -----------       ----------       ------------
Paragraph 10.e.i.
 Additional Carryback
 Period                              --               --                 --
Paragraph 10.e.ii.a.
 Additional DTA's Realized
 within three years             266,358               --            266,358
Paragraph
 10.e.ii.b.Additional 15%
 Surplus Limitation (see
 Note A below)                       --               --            561,528
                            -----------       ----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.ii. (lesser of a. or
 b.)                            266,358               --            266,358
                            -----------       ----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.iii. Offset against
 DTL's                               --               --                 --
                            -----------       ----------       ------------
Admitted Deferred Tax
 Asset (sum of 10a, b, c,
 ei, eii and eiii above)        656,173            5,998            662,171
Deferred Tax Liability         (260,641)              --           (260,641)
                            -----------       ----------       ------------
Net Admitted Deferred Tax
Asset/(Liability)              $395,532           $5,998           $401,530
                            -----------       ----------       ------------
Non-admitted Deferred Tax
 Asset                         $258,097         $115,483           $373,580
                            -----------       ----------       ------------

                                           CHANGE DURING 2010
                              ORDINARY           CAPITAL           TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax Assets
 (DTA)                           $209,672         $35,068          $244,740
Statutory Valuation
 Allowance                             --              --                --
                              -----------       ---------       -----------
Adjusted Gross Deferred Tax
 Assets                           209,672          35,068           244,740
Gross Deferred Tax
 Liabilities (DTL)               (204,649)             --          (204,649)
                              -----------       ---------       -----------
Net Deferred Tax Asset
Before Admissibility Test          $5,023         $35,068           $40,091
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.a. Carryback
 Period                              $ --            $ --              $ --
Paragraph 10.b.i. DTA's
 Realized within one year         321,398           4,221           325,619
Paragraph 10.b.ii. 10%
 Surplus Limitation (See
 Note A below)                         --              --          (101,525)
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.b.                  223,549           4,221           227,770
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                    204,649              --           204,649
                              -----------       ---------       -----------
Paragraph 10.e.i. Additional
 Carryback period
                                       --              --                --
Paragraph 10.e.ii.a.
 Additional DTA's Realized
 within three years               (61,212)             --           (61,212)
Paragraph 10.e.ii.b.
 Additional 15% Surplus
 Limitation (See Note A
 below)                                --              --          (380,057)
                              -----------       ---------       -----------
Additional Admitted Pursuant
 to Paragraph 10.e.ii.            (84,887)             --           (84,887)
                              -----------       ---------       -----------
Additional Admitted Pursuant
 to Paragraph 10.e.iii.
 Offset against DTL's                  --              --                --
                              -----------       ---------       -----------
Admitted Deferred Tax Asset
 (sum of 10a, b, c, ei, eii
 and eiii above)                  343,311           4,221           347,532
Deferred Tax Liability           (204,649)             --          (204,649)
                              -----------       ---------       -----------
Change in Net Admitted
Deferred Tax
Asset/(Liability)                $138,662          $4,221          $142,883
                              -----------       ---------       -----------
Change in Non-admitted
 Deferred Tax Asset             $(133,639)        $30,847         $(102,792)
                              -----------       ---------       -----------

Note A -- Not applicable by component, only in total.

2. The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ending December 31, 2010.

3. The availability of tax-planning strategies resulted in an increase of the Company's adjusted gross DeferRed Tax Assets by approximately 0% of which approximately 0% and 0% was capital and ordinary for tax purposes, respectively. Available tax planning strategies increased the Company's net admitted deferred tax assets by approximately 14% of which approximately 2% and 12% was capital and ordinary for tax purposes, respectively.

4.   Risk Based Capital Level

                                                 WITH
                               PARAGRAPHS      PARAGRAPH
                                10.A.-C.         10.E.           DIFFERENCE
--------------------------------------------------------------------------------
Admitted Deferred Tax Assets       $362,942       $544,413         $181,471
Admitted Assets                  73,445,450     73,626,921          181,471
Statutory Surplus                 3,881,068      4,062,539          181,471
Total Adjusted Capital            3,898,066      4,079,537          181,471
Authorized Control Level
 used in 10.d.                      164,366        168,903            4,537

B.  Deferred Tax Liabilities are not recognized for the following amounts:

      Not applicable

C. The Components of Current Income Tax Expense are as follows:

                              2010              2009               2008
--------------------------------------------------------------------------------
Federal Taxes Before
 Capital Gains, NOL, and
 AMT                          $266,874          $611,746          $(479,071)
Foreign Taxes                  (33,836)               --                 --
NOL
 Limitation/(Utilization)      (91,112)         (219,123)           230,834
Alternative Minimum Tax          2,399                --             (6,233)
Prior Period Adjustments
 and Other                    (209,820)           54,085              8,725
                           -----------       -----------       ------------
    TOTAL CURRENT FEDERAL
    INCOME TAXES INCURRED     $(65,495)         $446,708          $(245,745)
                           -----------       -----------       ------------

The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                  2010              2009             CHANGE
--------------------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
 ORDINARY ASSETS
  Reserves                                         $397,746         $338,545           $59,201
  Tax Deferred Acquisition Costs                    274,393          289,234           (14,841)
  Employee Benefits                                   6,407            4,544             1,863
  Bonds and Other Investments                       241,902           11,245           230,657
  Unrealized Ordinary Gains/(Losses)                 33,547           73,229           (39,682)
  Minimum Tax Credit/Foreign Tax Credits            156,094          165,638            (9,544)
  Other                                              13,853           31,835           (17,982)
                                              -------------      -----------       -----------
    SUBTOTAL GROSS ORDINARY DEFERRED TAX
                                   ASSET          1,123,942          914,270           209,672
 Adjustments to Gross Ordinary Deferred
  Tax Assets                                             --               --                --
                                              -------------      -----------       -----------
  TOTAL ADJUSTED GROSS ORDINARY DEFERRED
                              TAX ASSETS         $1,123,942         $914,270          $209,672
                                              -------------      -----------       -----------
 Non-admitted Ordinary Deferred Tax
  Assets                                           $124,458         $258,097         $(133,639)
                                              -------------      -----------       -----------
 Admitted Ordinary Deferred Tax Assets             $999,484         $656,173          $343,311
                                              -------------      -----------       -----------
 CAPITAL ASSETS
  Bonds and Other Investments                      $108,023         $106,353            $1,670
  Unrealized Gains/(Losses)                          48,526           15,128            33,398
                                              -------------      -----------       -----------
     SUBTOTAL GROSS CAPITAL DEFERRED TAX
                                   ASSET            156,549          121,481            35,068
 Adjustments to Gross Capital Deferred
  Tax Assets                                             --               --                --
   TOTAL ADJUSTED GROSS CAPITAL DEFERRED
                              TAX ASSETS          $ 156,549        $ 121,481          $ 35,068
 Nonadmitted Capital Deferred Tax Assets           $146,330         $115,483           $30,847
                                              -------------      -----------       -----------
 Admitted Capital Deferred Tax Assets               $10,219           $5,998            $4,221
                                              -------------      -----------       -----------
      TOTAL ADMITTED DEFERRED TAX ASSETS         $1,009,703         $662,171          $347,532
                                              -------------      -----------       -----------

                                              2010               2009              CHANGE
------------------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:
 ORDINARY LIABILITIES
  Bonds and Other Investments                 $(242,823)         $(162,543)         $(80,280)
  Employee Benefits                              (2,094)            (2,380)              286
  Deferred and Uncollected                      (23,194)           (24,376)            1,182
  Reserves                                     (176,330)           (65,192)         (111,138)
  Other                                         (20,849)            (6,150)          (14,699)
                                          -------------      -------------      ------------
       TOTAL GROSS ORDINARY DEFERRED TAX
                             LIABILITIES      $(465,290)         $(260,641)        $(204,649)
                                          -------------      -------------      ------------
      TOTAL ADJUSTED DEFERRED TAX ASSETS    $ 1,280,491        $ 1,035,751         $ 244,740
          TOTAL DEFERRED TAX LIABILITIES       (465,290)          (260,641)         (204,649)
                                          -------------      -------------      ------------
       NET ADJUSTED DEFERRED TAX ASSETS/
                           (LIABILITIES)       $815,201           $775,110            40,091
                                          -------------      -------------      ------------
Adjust for the Change in Deferred Tax on
 Unrealized Gains/Losses                                                               6,285
Adjust for the Stock Compensation
 Transfer                                                                                665
Other Adjustments                                                                         --
Adjusted Change in Net Deferred Income
 Tax                                                                                 $47,041

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The sum of the income tax incurred and the change in the deferred tax asset/liability is different from the result obtained by applying the statutory federal income tax rate to the pre-tax net income. The significant items causing this difference are as follows:

                                               2010           % OF PRE-TAX       2009
                                            TAX EFFECT           INCOME       TAX EFFECT
---------------------------------------------------------------------------------------------
Statutory Tax -- 35%                           $13,797             35.00%        $998,990
Tax Preferred Investments                      (92,800)          (235.41)%        (97,710)
Affiliated Dividends                           (49,000)          (124.30)%             --
Foreign Tax Credits                                 --              0.00%              --
IMR Adjustments                                 18,492             46.91%              --
IRS Audit Adjustments                             (887)            (2.25)%        (17,055)
Correction of Deferred
Balances                                        18,171             46.10%              --
Gain on Reinsurance
Booked to Surplus                                   --              0.00%              --
Change in Basis of Reserves
Booked to Surplus                                   --              0.00%              --
All Other                                        4,664             11.83%         (14,118)
                                            ----------          --------      -----------
            TOTAL STATUTORY INCOME TAX        $(87,563)          (222.12)%       $870,107
                                            ----------          --------      -----------
Federal and Foreign Income
Taxes Incurred                                $(65,495)          (166.14)%       $446,708
Federal Income Tax on Net
Capital Gains                                   24,973             63.35%          (1,061)
Change in Net Deferred
Income Taxes                                   (47,041)          (119.33)%        424,460
                                            ----------          --------      -----------
            TOTAL STATUTORY INCOME TAX        $(87,563)          (222.12)%       $870,107
                                            ----------          --------      -----------

                                         % OF PRE-TAX        2008           % OF PRE-TAX
                                            INCOME        TAX EFFECT           INCOME
--------------------------------------  --------------------------------------------------
Statutory Tax -- 35%                          35.00%        $(780,261)           35.00%
Tax Preferred Investments                     (3.42)%        (105,214)            4.72%
Affiliated Dividends                           0.00%               --             0.00%
Foreign Tax Credits                            0.00%          (12,910)            0.58%
IMR Adjustments                                0.00%               --             0.00%
IRS Audit Adjustments                         (0.60)%              --             0.00%
Correction of Deferred
Balances                                       0.00%               --             0.00%
Gain on Reinsurance
Booked to Surplus                              0.00%            2,846            (0.13)%
Change in Basis of Reserves
Booked to Surplus                              0.00%           (8,377)            0.38%
All Other                                     (0.49)%         (11,547)            0.52%
                                            -------      ------------          -------
            TOTAL STATUTORY INCOME TAX        30.49%        $(915,463)           41.07%
                                            -------      ------------          -------
Federal and Foreign Income
Taxes Incurred                                15.66%        $(245,745)           11.02%
Federal Income Tax on Net
Capital Gains                                 (0.04)%            (467)            0.02%
Change in Net Deferred
Income Taxes                                  14.87%         (669,251)           30.03%
                                            -------      ------------          -------
            TOTAL STATUTORY INCOME TAX        30.49%        $(915,463)           41.07%
                                            -------      ------------          -------

E. 1. At December 31, 2010, the Company had $0 of net operating loss carryforward and $0 of foreign tax credit carryforward.

       2. The amount of federal income taxes incurRed in the current year and prior years that will be available for recoupment in the event of future net losses are:

2010                                                                    $168,857
2009                                                                    $192,718
2008                                                                        $ --

     3.   The aggregate amounts of deposits reported as admitted assets under
          Section 6603 of the Internal Revenue Service ("IRS") Code was $0 as of December 31, 2010.

F. 1. The Company's federal income tax return is consolidated within The Hartford consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                               Business Management Group, Inc.
Heritage Holdings, Inc.                                Personal Lines Insurance Center, Inc.
Hartford Fire Insurance Company                        Nutmeg Insurance Agency, Inc.
Hartford Accident and Indemnity Company                Hartford Lloyd's Corporation
Hartford Casualty Insurance Company                    1st AgChoice, Inc.
Hartford Underwriters Insurance Company                ClaimPlace, Inc.
Twin City Fire Insurance Company                       Access CoverageCorp, Inc.
Pacific Insurance Company, Limited                     Access CoverageCorp Technologies, Inc.
Trumbull Insurance Company                             Hartford Casualty General Agency, Inc.
Hartford Insurance Company of Illinois                 Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Midwest              Hartford Strategic Investments LLC
Hartford Insurance Company of the Southcast            Hartford Life, Inc.
Hartford Lloyd's Insurance Company                     Hartford Life and Accident Insurance Company
Property & Casualty Insurance Co. of Hartford          Hartford Life International Ltd.
Sentinel Insurance Company, Ltd.                       Hartford Equity Sales Company, Inc.
First State Insurance Company                          Hartford-Comprehensive Employee Benefit Service Co.
New England Insurance Company                          Hartford Securities Distribution Company, Inc.
New England Reinsurance Corporation                    The Evergreen Group, Incorporated
Fencourt Reinsurance Company, Ltd.                     Hartford Administrative Services Company
Heritage Reinsurance Co., Ltd.                         Woodbury Financial Services, Inc.
New Ocean Insurance Co., Ltd.                          Hartford Life, Ltd.
Hartford Investment Management Co.                     Hartford Life Alliance, LLC
HARCO Property Services, Inc.                          Hartford Life Insurance Company
Four Thirty Seven Land Company, Inc.                   Hartford Life and Annuity Insurance Company
HRA, Inc.                                              Hartford International Life Reassurance Corp.
HRA Brokerage Services. Inc.                           Hartford Hedge Fund Company, LLC
Hartford Technology Services Company                   American Maturity Life Insurance Company
Ersatz Corporation                                     Champlain Life Reinsurance Company
Hartford Specialty Company                             Federal Trust Corporation
Federal Trust Bank                                     White River Life Reinsurance Company
Federal Trust Mortgage Company                         Hartford of Texas General Agency, Inc.
FTB Financial Services, Inc

     2.   Federal Income Tax Allocation

           The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by The Hartford's Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6.  REINSURANCE

The amount of reinsurance recoverables from and payables to reinsurers were $30,695 and $263,290 respectively, as of December 31, 2010 and $46,981 and $401,012 respectively, as of December 31, 2009.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate Reserves for Life and
Accident and Health Policies                                        $9,741,575    $3,144,059     $(4,095,902)          $8,789,732
Policy and Contract Claim Liabilities                                   54,934        10,325         (23,616)              41,643
Premium and Annuity Considerations                                   2,667,556       652,324      (2,209,840)           1,110,040
Death, Annuity, Disability and Other Benefits                          487,561       390,966        (172,286)             706,241
Surrenders and Other Fund Withdrawals                                8,302,517       209,026      (8,228,197)             283,346

                                                               DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate Reserves for Life and
Accident and Health Policies                                   $8,933,892    $2,900,085     $(3,700,222  )        $8,133,755
Policy and Contract Claim Liabilities                              57,231         8,119         (31,367  )            33,983
Premium and Annuity Considerations                              3,748,791       332,507     (59,184,583  )       (55,103,285  )
Death, Annuity, Disability and Other Benefits                     414,537       348,187        (135,526  )           627,198
Surrenders and Other Fund Withdrawals                           7,148,344       295,272      (2,041,820  )         5,401,796

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and
Accident and Health Policies                                       $10,813,526    $3,206,736     $(3,222,513)         $10,797,749
Policy and Contract Claim Liabilities                                   55,343        11,186         (32,693)              33,836
Premium and Annuity Considerations                                   7,861,654     2,322,174        (831,321)           9,352,507
Death, Annuity, Disability and Other Benefits                          515,171       343,069        (200,178)             658,062
Surrenders and Other Fund Withdrawals                                9,660,930       429,781        (125,658)           9,965,053

  a.   EXTERNAL REINSURANCE

       The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $234,315 in 2010, a decrease of $3,087 from the 2009 balance of $237,402. The total amount of reinsurance credits taken for this agreement is $360,485 in 2010, a decrease of $4,749 from the 2009 balance of $365,234.

The Company had no external reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

B. REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance arrangements with Hartford Life Insurance K.K.("HLIKK") a Japanese based affiliate and a wholly-owned subsidiary of The Hartford. Under these arrangements, the Company assumed 100% of the risks of covered riders directly written by HLIKK. In the second quarter of 2009, HLIKK ceased issuing new business. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following chronological list describes the reinsurance arrangements:

- Effective August 31, 2005, the Company assumed in-force and prospective guaranteed minimum income benefits ("GMIB") riders.

- Effective July 31, 2006, the Company assumed GMDB on covered contracts that have an associated GMIB rider. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $160,823, $161,329 and $110,364 for the year ended December 31, 2010,
    2009 and 2008, respectively.

- Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundle GMAB, GMIB and GMDB riders. The GMAB provides the policyholder with GRB if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout and will pay the associated benefits to HLIKK over a 12-year payout. As a result, on February 5, 2009, HLIC issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these payments. The funding agreement calls for October 31 scheduled annual payouts with interest at 5.16% through 2019. In connection with this agreement, the Company collected premiums of $824, $11,357 and $2,040,623 for the years ended December 31, 2010, 2009 and 2008, respectively.

- Effective February 29, 2008, the Company assumed in-force and prospective GMWB and GMDB riders. In connection with this agreement, the Company collected premiums of $3,413, $3,398 and $1,203 for the years ended December 31, 2010, 2009 and 2008, respectively.

- Effective October 1, 2008, the Company assumed in-force and prospective GMDB riders. In connection with this agreement, the Company collected premiums of $2,952, $2,772 and $696 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company entered into a modified coinsurance ("MODCO") reinsurance agreement with affiliate Hartford Life Limited ("HLL"), a wholly-owned subsidiary of Hartford Life International, Ltd., effective November 1, 2010, where HLL agreed to cede and the Company agreed to assume 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL. In connection with this agreement, the Company recorded a net receivable of $21,952 and collected premiums of $344,271 for the year ended December 31, 2010.

C. REINSURANCE CEDED TO WHITE RIVER LIFE REINSURANCE COMPANY

Effective October 1, 2009, the Company entered into a MODCO and coinsurance with funds withheld reinsurance arrangement with an affiliated captive reinsurer, White River Life Reinsurance Company ("WRR"). The agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to the Company.

- Annuity contracts and riders written by Union Security Insurance Company, that are reinsured to the Company

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under MODCO, the assets and liabilities associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through MODCO adjustments. The Company reported $589,622 in amounts receivable from reinsurers and $380,050, a reinsurance payable, in other liabilities, for a net receivable position from WRR of $209,572 and paid premiums of $58,332,509 for the year ended December 31, 2009.

Effective November 1, 2010, the Company amended it's existing MODCO reinsurance agreement and coinsurance with funds withheld reinsurance arrangement with WRR to cede, on a MODCO basis, GMDB and GMWB written by and in force with HLL and assumed by the Company effective November 1, 2010.

In connection with the WRR treaties, for the year ended December 31, 2010, the Company recorded a net payable of $247,758 within other liabilities; a liability for funds held under reinsurance treaties of $237,537 and paid premiums of $1,558,884.

D. REINSURANCE CEDED TO CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, the Company entered into a coinsurance with funds withheld and a MODCO reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring yearly renewable term ("YRT) reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus. The Company reported paid premiums of $348,509, $567,248 and $522,811 for years ended December 31, 2010, 2009 and 2008, respectively.

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2010
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $2,589               $2,935
Ordinary Renewal                                14,840               22,579
Group Life                                          60                   41
                                             ---------            ---------
                                      TOTAL    $17,489              $25,555
                                             ---------            ---------

                                                            2009
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,473               $3,962
Ordinary Renewal                                51,538               65,644
Group Life                                          64                   40
                                             ---------            ---------
                                      TOTAL    $55,075              $69,646
                                             ---------            ---------

8. RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2010 and 2009, the Company reported $26,596 and $20,453, respectively, as a receivable from and $45,866 and $46,166, respectively, as a payable to its parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POST EMPLOYMENT BENEFITS

The Hartford maintains a qualified defined benefit pension plan that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans".

For the years ended December 31, 2010, 2009 and 2008, the Company incurred expense related to the Pension Plans of approximately $15,266, $19,400 and $10,523, respectively, related to their allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax efFective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. For the years ended December 31, 2010, 2009 and 2008, the Company incurRed expense related to the other postretirement benefit plans of approximately $1,568, $2,140 and $1,907, respectively.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost allocated to the Company for the years ended December 31, 2010, 2009 and 2008 was $5,756, $5,996 and $4,825, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid by State of Connecticut life insurance companies to shareholders is restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are not cumulative. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations. In 2010 and 2009, ordinary dividends of $72,000 and $0, respectively, were paid. With respect to dividends to HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $768,662 in 2011.

11. SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $58,419,988 and $59,079,204 as of December 31, 2010 and 2009, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable, variable life and variable universal life product lines into a Separate Account.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2010 and 2009, the Company Separate Account statement included legally insulated assets of $58,419,988 and $59,079,204, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the statutory statements of operations.

Separate Account fees, net of minimum guarantees, were $1,172,978, $1,165,306 and $1,363,868 for the years ended December 31, 2010, 2009 and 2008, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2010 is as follows:

                                                        NONINDEXED
                                                        GUARANTEED        NONINDEXED
                                                        LESS THAN         GUARANTEED          NONGUARANTEED
                                                         OR EQUAL         MORE THAN              SEPARATE
                                        INDEXED           TO 4%               4%                 ACCOUNTS              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits
 for the year ended 2010
                                          $ --             $ --              $ --                 $1,066,846           $1,066,846
                                          ----             ----              ----             --------------       --------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                --               --                --                 57,145,012           57,145,012
  Amortized cost                            --               --                --                         --                   --
                                          ----             ----              ----             --------------       --------------
                     TOTAL RESERVES         --               --                --                 57,145,012           57,145,012
                                          ----             ----              ----             --------------       --------------
 By withdrawal characteristics:
  Subject to discretionary
   withdrawal                               --               --                --                         --                   --
  With FV                                   --               --                --                         --                   --
  At BV without FV adjustment and
   with surrender charge of 5% or
   more                                     --               --                --                         --                   --
  At fair value                             --               --                --                 57,039,179           57,039,179
  At BV without FV adjustment and
   with surrender charge of less
   than 5%                                  --               --                --                         --                   --
                                          ----             ----              ----             --------------       --------------
                           SUBTOTAL         --               --                --                 57,039,179           57,039,179
  Not subject to discretionary
   withdrawal                               --               --                --                    105,833              105,833
                                          ----             ----              ----             --------------       --------------
                              TOTAL       $ --             $ --              $ --                $57,145,012          $57,145,012
                                          ----             ----              ----             --------------       --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                           $1,066,846           $1,658,014           $3,572,439
Transfer from Separate Accounts                                         (7,208,445  )        (5,464,863  )        (5,260,541  )
                                                                    --------------  ---  --------------  ---  --------------
Net Transfer (from) to Separate Accounts                                (6,141,599  )        (3,806,849  )        (1,688,102  )
Internal Exchanges & Other Separate Account Activity                        (2,822  )              (672  )            16,421
                                                                    --------------  ---  --------------  ---  --------------
Transfer (from) to Separate Accounts on the Statement of
 Operations                                                            $(6,144,421  )       $(3,807,521  )       $(1,671,681  )
                                                                    --------------  ---  --------------  ---  --------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford Mutual Funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against Hartford Investment Financial Services, LLC in the United States District Court for the District of New Jersey on behalf of six additional Hartford Mutual Funds. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the Funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiff in the New Jersey action seeks recovery of lost earnings. HIFSCO disputes the allegations, has moved to dismiss the Delaware action, and intends to move to dismiss the New Jersey action.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $169, $(19) and $202 in 2010, 2009 and 2008 respectively, of which $34, $498 and $108 in 2010, 2009 and 2008 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $2,739 and $3,614 as of December 31, 2010 and 2009, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for space and equipment used by The Hartford's life insurance companies was $6,942, $9,705 and $6,142 in 2010, 2009 and 2008, respectively. Future minimum rental commitments are as follows:

2011                                                                 $5,779
2012                                                                  4,014
2013                                                                  2,921
2014                                                                  1,256
2015                                                                    186
Thereafter                                                               (4)
                                                                  ---------
Total                                                               $14,152
                                                                  ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expired on December 31, 2009, and amounted to $0, $5,283 and $2,714 in 2010, 2009 and 2008, respectively. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the IRS as part of The Hartford's consolidated tax return. With few exceptions, the Company is no longer subject to income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, The Hartford's management is working with the IRS on a possible settlement of a dividends received deduction ("DRD") issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the Statement of Operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

The Separate Account DRD is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The actual curRent year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $88,631, $113,431 and $112,175 related to the Separate Account DRD in the years ended December 31, 2010, 2009 and 2008, respectively. These amounts included benefits (charges) related to prior years' tax returns of $(4,169), $15,720 and $6,960 in 2010, 2009 and 2008,
respectively.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on Separate Account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit against its U.S. tax liability for foreign taxes paid by the Company including payments from its Separate Account assets. The Separate Account foreign tax credit is estimated for the curRent year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through by the mutual funds. The Company recorded benefits of $2,396, $11,125 and $11,244 related to Separate Account foreign tax credit in the years ended December 31, 2010, 2009 and 2008, respectively. These amounts included benefits (expenses) related to true-ups of prior years' tax returns of $(3,504), $1,541 and $2,772 in 2010, 2009 and 2008, respectively.

(E) FUNDING OBLIGATION

At December 31, 2010, the Company had outstanding commitments totaling $123,736 of which $6,661 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $117,075 of outstanding commitments is related to various private placement and mortgage loan commitments with a commitment period that expires in less than one year.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferRed premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 Connecticut Audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company has recorded an adjustment to "Capital and Surplus" of $(7,208) representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571 in "Change in Nonadmitted assets" and $(21,779) in "Correction of prior year error". The change in calculation and accounting had an immaterial effect on the Company's net income for the years ending December 31, 2008, 2009 and in 2010 decreased net income by approximately $1,973. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2009 and 2010.

14.  SALE OF AFFILIATE

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135,000. The transaction closed in 2010, and the Company received cash proceeds of $130,000 which was net of capital gains tax withheld of $5,000. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44,000 after-tax.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704 for the sale of HICC and $20,043 for the sale of HAIL.

15.  RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3 of the 2010 and 2009 Annual Statements, as filed:

                                                                  AGGREGATE
                                                                WRITE-INS FOR
                                                                  OTHER THAN
                                                               SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
                                                                    FUNDS                  FUNDS                AND SURPLUS
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 3 OF ANNUAL STATEMENT                                      $189,963              $1,003,929              $4,085,601
 Reclassification for SSAP 10R Adoption                              266,358                (266,358)                     --
                                                                  ----------            ------------            ------------
Per the accompanying financial statements                           $456,321                $737,571              $4,085,601
                                                                  ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5 of the 2010 and 2009 Annual Statements, as filed:

                                                                                         CAPITAL AND
                                            COST OF                                        PAID IN             NET CASH FROM
                                          INVESTMENTS              NET CASH             SURPLUS, LESS          FINANCING AND
                                          ACQUIRED --                FROM                 TREASURY             MISCELLANEOUS
                                             STOCK                INVESTMENTS               STOCK                 SOURCES
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 5 OF ANNUAL STATEMENT             $(1,124,386)               $43,065              $(213,938)               $590,366
 Receipt of WRR                               (700,000)              (700,000)               700,000                 700,000
                                         -------------            -----------            -----------            ------------
Per the accompanying financial
 statements                                $(1,824,386)             $(656,935)               486,062              $1,290,366
                                         -------------            -----------            -----------            ------------

16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2010, through April 11, 2011, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a)           Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)           Not Applicable.
(c)           Principal Underwriting Agreement.(2)
(d)           Form of Flexible Premium Variable Life Insurance Policy.(10)
(d)    (1)    Policy Rider.(8)
(d)    (2)    GMAB and GMDB Policy Riders.(11)
(d)    (3)    Disability Access Policy Rider.(12)
(e)           Form of Application for Flexible Premium Variable Life Insurance
              Policies.(3)
(e)    (1)    Supplemental Form of Application for Flexible Premium Variable
              Life Insurance Policies.(7)
(f)           Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(4)
(g)           Contracts of Reinsurance.(5)
(h)    (1)    Form of Participation Agreement.(6)
       (2)    Guarantee Agreement, between Hartford Life and Accident Insurance
              Company and ITT Hartford Life and Annuity Insurance Company, its
              wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(13)
       (3)    Guarantee Agreement, between Hartford Life Insurance Company and
              ITT Hartford Life and Annuity Insurance Company, dated as of May
              23, 1997.(13)
(i)           Not Applicable.
(j)           Not Applicable.
(k)           Opinion and consent of Lisa M. Proch, Assistant General Counsel and Assistant Vice President.
(l)           Actuarial Opinion.(9)
(m)           Calculations.(9)
(n)    (1)    Consent of Deloitte & Touche LLP.
       (2)    Independent Auditors' Consent
(o)           No financial statement will be omitted.
(p)           Not Applicable.
(q)           Memorandum describing transfer and redemption procedures.(9)
(r)           Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89990, on May 1, 1996.

(3) Incorporated by reference to the Initial filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(5) Incorporated by reference to the Initial Filing to the Registration Statement File No. 333-88787, on October 12, 1999.

(6) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-109529, filed with the Securities and Exchange Commission on December 19, 2006.

(8) Incorporated by reference to the Initial Filing to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on January 23, 2008.

(9) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 15, 2011.

(10) Incorporated by reference to the Pre-Effective filing to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on April 9, 2008.

(11) Incorporated by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on August 4, 2008.

(12) Incorporated by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on July 30, 2009.

(13) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson                   Vice President
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara                     Chief Accounting Officer
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman                  Senior Vice President
Jared A. Collins                    Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna                  Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Mark A. Esposito                    Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Ronald R. Gendreau                  Executive Vice President
Christopher Graham                  Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon               Senior Vice President
James M. Hedreen                    Actuary, Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib                    Actuary, Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens                  Assistant Treasurer, Vice President
Claire Z. Kleckner                  Vice President
Michael Knipper                     Senior Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Brian P. Laubacker                  Vice President/Regional Sales
Margaret Lesiak                     Vice President
David N. Levenson                   Chairman of the Board, Chief Executive Officer, President, Director*
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
William P. Meaney                   Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Mark J. Niland                      Senior Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Robert W. Paiano                    Senior Vice President, Treasurer
Brian Pedersen                      Vice President
Robert E. Primmer                   Senior Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Sharon A. Ritchey                   Executive Vice President
David C. Robinson                   Senior Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Peter F. Sannizzaro                 Vice President
Laura Santirocco                    Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Terence Shields                     Corporate Secretary, Assistant Vice President
Cathleen Shine                      Chief Compliance Officer of Separate Accounts
Mark M. Socha                       Vice President
John Sugar                          Vice President
Martin A. Swanson                   Vice President
Connie Tang                         Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten                  Vice President
Charles N. Vest                     Actuary, Vice President
James M. Yanosy                     Controller, Senior Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, File No. 333-148814, filed on April 15, 2011.

ITEM 29:  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered

     Variable Life Separate Account One

     (b) Directors and Officers of HESCO

                                                 POSITIONS AND OFFICES
NAME                                               WITH UNDERWRITER
--------------------------------------------------------------------------------------------
Diane Benken (1)           Chief Financial Officer, Controller/FINOP
Neil S. Chaffee (2)        Vice President/HLPP
Christopher S. Conner (4)  AML Compliance Officer, Chief Compliance Officer
Jeannie M. Iannello (3)    Vice President/ILD Operations
Brian Murphy (1)           President/ILD Business Line Principal, Chief Executive Officer,
                           Chairman of the Board, Director
Robert E. Primmer (1)      Vice President, Director
Stephen A. Roche (1)       Vice President, Director
Cathleen Shine (1)         Chief Legal Officer, Secretary

------------

Principal business address of each of the above individuals is:

(1)  200 Hopmeadow Street, Simsbury, CT 06089

(2)  100 Campus Drive, Suite 250, Florham Park, NJ 07932-1006

(3)  6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(4)  1500 Liberty Ridge Drive, Wayne, PA 19087

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 15th day of April, 2011.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Lisa M. Proch
       President, Chief Executive Officer,         Attorney-In-Fact
       Chairman of the Board and Director*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       President, Chief Executive Officer,
       Chairman of the Board and Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David G. Bedard, Senior Vice President,
 Chief Financial Officer, and Director*
Beth A. Bombara, Chief Accounting Officer*                         *By:   /s/ Lisa M. Proch
                                                                          -----------------------------------
David N. Levenson, President,                                             Lisa M. Proch
 Chief Executive Officer,                                                 Attorney-In-Fact
 Chairman of the Board, and Director*                              Date:  April 15, 2011
Gregory McGreevey, Executive Vice President,
 Chief Investment Officer, and Director*

333-148816

                                 EXHIBIT INDEX

1.1  Opinion and consent of Lisa M. Proch, Assistant General Counsel and
     Assistant Vice President.
1.2  (a) Consent of Deloitte & Touche LLP.
     (b) Independent Auditors' Consent
1.3  Copy of Power of Attorney.